UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:(866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Annual Report

June 30, 2017

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Domestic Economy Fund (EDOM)

(formerly, WisdomTree Europe Local Recovery Fund (EZR))

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree U.S. Domestic Economy Fund (WUSA)

(formerly, WisdomTree Strong Dollar U.S. Equity Fund (USSD))

WisdomTree U.S. Export and Multinational Fund (WEXP)

(formerly, WisdomTree Weak Dollar U.S. Equity Fund (USWD))

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The U.S. equity market, as measured by the S&P 500® Index, returned 17.90% for the 12-month fiscal period that ended June 30, 2017 (the “period”). The main drivers of returns over this period included positive market sentiment following political risk events, corporate profits buoyed in part by an energy sector recovery from low year-over-year comparisons, positive consumer and business survey data and finally market expectations of monetary policy normalization that was consistently more dovish than central bank projections. The first notable political risk event, the British European Union referendum, did not actually occur during the period but was a major factor in the July 2016 gains of 3.69% that were sustained through the summer months. The market sell-off in response to the late June “Brexit” vote was largely reversed as investors digested the ambiguous near-term impact of the result. In fall 2016, U.S. equity markets began showing signs of significant risk-off positioning ahead of the U.S. presidential election before rallying in response to President Donald Trump’s victory. The late 2016 rally was further assisted by an output cut agreement by the Organization of Petroleum Exporting Countries (OPEC) and some key non-OPEC countries. The first half of 2017 was characterized by its absence of significant market volatility in favor of generally steady gains, powered primarily by positive economic sentiment as shown by consumer and business survey data as well as corporate profit growth. Expectations for pro-growth fiscal stimulus softened substantially over the first six-months of 2017, dragging down the performance of small-caps and the U.S. dollar. Even though the Federal Reserve (the “Fed”) raised their target rate twice in 2017, the 10-Year Treasury yield actually ended the period lower than where it started, which also put pressure on the highest yielding stocks within U.S. markets.

The developed international equity markets, as measured by the MSCI EAFE Index, returned 22.10% in local currency terms and 20.27% in U.S. dollar terms for the period. Similar to U.S. equity markets, developed international equity markets began the period with a 4.75% Brexit sell-off recovery, in local currency terms, in July 2016. The developed international equity markets also benefited from two of the same inflection points as the U.S. equity markets by the way of the U.S. Presidential election and the OPEC production agreement. The performance of developed international equity markets was largely subdued in the early part of 2017 following the strong returns of late 2016. Positive corporate profit growth and economic growth in the first quarter in Japan and Europe resulted in modest equity market gains, but risk off sentiment pervaded with investors awaiting the outcome of a series of elections in Europe, and global central bank policy uncertainty tempered equity market returns. With market-friendly outcomes in elections in the Netherlands and France, coupled with the European Central Bank signaling commitment to continued accommodative monetary policy in the face of positive economic data, the market rallied during the latter half of this time-frame. For Japan specifically, commitment to targeting a zero-yield on the 10-year Japanese Government Bond was a significant tailwind for the Tokyo Stock Price Index which returned 7.4%, in local currency terms, in the first half of 2017.

Emerging markets, as measured by the MSCI Emerging Markets Index, returned 21.77% in local currency terms and 23.75% in U.S. dollar terms over the period. The primer for emerging market returns for the second half of 2016 was energy market stability from the lows of the first quarter, culminating with the December OPEC output agreement. Many emerging market countries have economies heavily reliant on the performance of the energy market, making the stabilization of oil prices a major tailwind for emerging markets as a whole. The main themes for the first half of 2017 were the performance in the Technology sector, particularly in South Korea, Taiwan and China, as well as outperformance in Indian equities. While the U.S. dollar staged a rally in the second half of 2016 with a rise in U.S. interest rates, this headwind was largely reversed in the first half of 2017 as emerging market currencies recovered.

U.S. short-term and long-term interest rates, as measured by the Federal Funds rate, the 2-Year Treasury Bill rate and the 10-Year U.S. Treasury Note rate, rose 0.75% to 0.85%

WisdomTree Trust Annual Report June 30, 2017	1

Management’s Discussion of Funds’ Performance

(unaudited) (continued)

over the period. Short-term rates were driven by the Fed raising rates three times in 0.25% increments as they viewed measures of financial conditions positing the economy’s ability to withstand monetary tightening. Longer-term interest rates rose nearly 1.00% in the aftermath of the election as market participants eschewed previous low-growth expectations prior to the election of President Trump. His election signaled looser fiscal policy that would result in higher borrowing costs and greater inflation. With subdued expectations for the administration’s ability to spur the type of pro-growth fiscal policy that had been heralded post-election, interest rate volatility picked up in the first six months of 2017. This volatility was exacerbated by hawkish sentiment out of several major central banks in developed international markets towards the end of the period. The 10-Year Treasury yield finished the first half of 2017 just 0.14% below where it started the year. During the period, investment grade and high-yield spreads, as measured by the BofA Merrill Lynch U.S. Corporate Master Option-Adjusted Spread and BofA Merrill Lynch U.S. High Yield Option-Adjusted Spread, both tightened 0.47% and 2.44%, respectively, to finish near multi-year lows. Credit spreads exhibited few bouts of extreme volatility in a steady grind tighter as equity markets rallied and energy markets stabilized.

WisdomTree Funds’ Performance Overview

The following table reflects the WisdomTree Funds’ performance (excluding those with less than six months of operating history) versus capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DDEZ	WisdomTree Dynamic Currency Hedged Europe Equity Fund	28.55%	MSCI European Economic and Monetary Union (EMU) Local Currency Index	24.85%	3.70%
			MSCI European Economic and Monetary Union (EMU) Index	28.15%	0.40%
DDWM	WisdomTree Dynamic Currency Hedged International Equity Fund	22.25%	MSCI EAFE Local Currency Index	22.10%	0.15%
			MSCI EAFE Index	20.27%	1.98%
DHDG	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund*	19.61%	MSCI EAFE Local Currency Index	16.35%	3.26%
DDLS	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	29.80%	MSCI EAFE Small Cap Local Currency Index	25.93%	3.87%
			MSCI EAFE Small Cap Index	23.18%	6.62%
DDJP	WisdomTree Dynamic Currency Hedged Japan Equity Fund	25.70%	MSCI Japan Local Currency Index	30.53%	-4.83%
			MSCI Japan Index	19.18%	6.52%
DVEM	WisdomTree Emerging Markets Dividend Fund	19.46%	MSCI Emerging Markets Index	23.75%	-4.29%
EDOM	WisdomTree Europe Domestic Economy Fund	36.05%	MSCI European Economic and Monetary Union (EMU) Index	28.15%	7.90%
HGSD	WisdomTree Global Hedged SmallCap Dividend Fund	21.89%	MSCI AC World Small Cap Local Currency Index	21.08%	0.81%
GSD	WisdomTree Global SmallCap Dividend Fund	20.56%	MSCI AC World Small Cap Index	20.47%	0.09%
EMSD	WisdomTree Strong Dollar Emerging Markets Equity Fund	18.52%	MSCI Emerging Markets Index	23.75%	-5.23%
WUSA	WisdomTree U.S. Domestic Economy Fund	12.34%	S&P 500 Index	17.90%	-5.56%
WEXP	WisdomTree U.S. Export and Multinational Fund	22.55%	S&P 500 Index	17.90%	4.65%
WFIG	WisdomTree Fundamental U.S. Corporate Bond Fund	1.52%	BofA Merrill Lynch U.S. Corporate Index	2.33%	-0.81%
WFHY	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	10.23%	BofA Merrill Lynch U.S. High Yield Index	12.75%	-2.52%

2	WisdomTree Trust Annual Report June 30, 2017

Management’s Discussion of Funds’ Performance

(unaudited) (continued)

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
SFIG	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	1.02%	BofA Merrill Lynch 1-5 Year U.S. Corporate Index	1.59%	-0.57%
SFHY	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	8.19%	BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index	12.55%	-4.36%
DYB	WisdomTree Dynamic Bearish U.S. Equity Fund	5.93%	S&P 500 Index	17.90%	-11.97%
			S&P 500 Inverse Daily Index	-14.64%	20.57%
DYLS	WisdomTree Dynamic Long/Short U.S. Equity Fund	15.25%	S&P 500 Index	17.90%	-2.65%
*	Since the Fund had less than one year of operating history, the returns shown are cumulative returns since the inception date of the Fund.

Two strong relative performers versus their MSCI European Economic and Monetary Union (EMU) Index benchmarks were the WisdomTree Europe Domestic Economy Fund (EDOM) and the WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ) which outperformed their respective benchmarks by 7.90% and 3.70%, respectively, during the period. The outperformance of EDOM makes sense with its design to target companies most sensitive to economic growth in the eurozone, ultimately overweighting the Index in Financials, Industrials and Consumer Discretionary sectors that performed well in this timeframe of strengthening economic growth. DDEZ also enjoyed the gains of a strengthening eurozone economy, without the specific design to overweight to cyclicals, as it outperformed both the MSCI EMU Local Currency Index and the MSCI EMU Index.

Strategies with notable outperformance relative to their MSCI EAFE benchmarks include the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS) and the WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM). Both funds exhibited outperformance relative to their local currency benchmarks, and even greater outperformance relative to unhedged benchmarks. Given the volatility of equity markets over the period, it makes sense that a dividend approach would outperform, particularly so in the case of the small-cap fund’s outperformance. DDWM and DDLS benefited from being over 50% hedged for most of this timeframe of significant currency volatility, with the most notable benefit from the hedge to the British pound following the Brexit vote.

The WisdomTree Emerging Markets Dividend Fund (DVEM) and the WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD) both underperformed their MSCI Emerging Markets Index benchmark. DVEM has underperformed due to its overweight to Energy and underweight Information Technology sectors relative to its benchmark, as well as due to its dividend-weighting approach, a value strategy, in a period where growth outperformed value. The underperformance of EMSD is largely attributed to its lack of exposure to Energy and Materials sectors which rallied in 2016. In the first half of 2017, EMSD has fared well relative to its benchmark due to its overweight to cyclicals, particularly to the Information Technology sector, as well as heavy country overweights to Taiwan, South Korea, and India, three of the best performing countries in emerging markets.

The WisdomTree U.S. Domestic Economy Fund (WUSA) and the WisdomTree U.S. Export and Multinational Fund (WEXP) saw a performance differential of over 10% during the period relative to the S&P 500 Index. Revenue from within and outside the United States is a main determinant of eligibility for both funds, and as a result, they can have very different sector compositions, which can be a driver of short term performance. For example, WUSA requires constituents to have over 80% of their revenue come from within the United States. As a result of this screen, the fund is significantly underweight the information technology sector, which tends to have a more global revenue base, compared to the performance benchmark the S&P 500 Index. This underweight was the primary driver of underperformance over the period for WUSA. On the other hand, WEXP which requires constituents to have over 40% of their revenue come from outside

WisdomTree Trust Annual Report June 30, 2017	3

Management’s Discussion of Funds’ Performance

(unaudited) (concluded)

the United States, was able to outperform the S&P 500 Index over the period. WEXP was slightly overweight the information technology sector relative to the S&P 500, but underweights to telecommunications, real estate and utilities (or sectors mostly with a domestic revenue base) added to relative performance.

The alternative products had a mixed performance during the period. The WisdomTree Dynamic Bearish U.S. Equity Fund (DYB) handily outperformed the S&P 500 Inverse Daily Index, but underperformed the S&P 500 Index. In a bullish equity market period, where the S&P 500 Index hit all-time highs, this was a challenging environment for the bearish DYB. For the WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS), this was also a challenging environment to beat its S&P 500 Index benchmark that was mostly up throughout the timeframe with strong outperformance for growth stocks. DYLS was hedged in November 2016, a period where U.S. equities markets rallied significantly following President Trump’s victory. Aside from that month, DYLS was mostly unhedged during the 12-month period.

For the fundamental fixed income funds, the WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY) and the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY) both underperformed their respective Bank of America Merrill Lynch Indexes. This underperformance of 2.52% and 4.36%, respectively, was largely driven by a significant underweight to the Energy sector as a result of the fundamental screen. The methodologies of these funds both tilt towards higher quality bonds than their respective benchmarks. Oil prices largely stabilized over the 12-month period without a significant move in either direction which was ultimately conducive to a positive backdrop for energy credit. During a period where credit spreads in the high-yield space significantly tightened with minimal volatility, these funds would be expected to underperform.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 24 to 27 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

4	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	24.5%
Industrials	13.8%
Consumer Discretionary	12.2%
Consumer Staples	10.1%
Utilities	10.0%
Energy	7.2%
Materials	6.7%
Telecommunication Services	5.5%
Health Care	4.7%
Information Technology	3.6%
Real Estate	1.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Anheuser-Busch InBev S.A.	3.8%
Daimler AG, Registered Shares	2.6%
TOTAL S.A.	2.6%
Allianz SE, Registered Shares	2.4%
Siemens AG, Registered Shares	2.3%
Banco Santander S.A.	2.3%
Eni SpA	2.1%
ING Groep N.V.	2.0%
Sanofi	1.8%
BASF SE	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Europe Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Europe Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 28.55% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in France contributed positively to performance while its position in Belgium contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset euro currency exposure from positions in European equities. During the fiscal year, the Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the Fund’s dynamic use of currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against the euro.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	28.55%	17.02%
Fund Market Price Returns	27.67%	18.29%
WisdomTree Dynamic Currency Hedged Europe Equity Index	28.65%	17.10%
MSCI European Economic and Monetary Union (EMU) Local Currency Index	24.85%	13.00%
MSCI European Economic and Monetary Union (EMU) Index	28.15%	16.98%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	5

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	22.6%
Industrials	12.8%
Consumer Discretionary	11.7%
Consumer Staples	9.9%
Health Care	8.7%
Energy	8.1%
Telecommunication Services	7.7%
Materials	6.0%
Utilities	5.8%
Information Technology	3.6%
Real Estate	2.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Royal Dutch Shell PLC, Class B	1.6%
HSBC Holdings PLC	1.6%
Nestle S.A., Registered Shares	1.5%
BP PLC	1.5%
Novartis AG, Registered Shares	1.5%
China Mobile Ltd.	1.4%
Royal Dutch Shell PLC, Class A	1.3%
Toyota Motor Corp.	1.2%
Anheuser-Busch InBev S.A.	1.2%
TOTAL S.A.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 22.25% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Japan contributed positively to performance while its position in Belgium contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. During the fiscal year, the Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the Fund’s use of dynamic currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against applicable international currencies.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.35% and 0.40%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	22.25%	15.92%
Fund Market Price Returns	21.58%	16.46%
WisdomTree Dynamic Currency Hedged International Equity Index	22.29%	15.94%
MSCI EAFE Local Currency Index	22.10%	12.85%
MSCI EAFE Index	20.27%	14.12%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Consumer Staples	20.0%
Consumer Discretionary	19.7%
Health Care	19.5%
Industrials	16.7%
Information Technology	10.8%
Materials	4.8%
Financials	3.4%
Real Estate	3.2%
Telecommunication Services	1.0%
Energy	0.6%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Roche Holding AG, Genusschein	6.1%
Novo Nordisk A/S, Class B	4.8%
Unilever N.V., CVA	4.3%
British American Tobacco PLC	3.8%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Industria de Diseno Textil S.A.	2.8%
Diageo PLC	2.7%
Unilever PLC	2.6%
Airbus SE	2.4%
China Overseas Land & Investment Ltd.	2.1%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes Underlying Fund’s derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index (the “Index”). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree International Quality Dividend Growth Fund (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Fund returned 19.61% at net asset value (“NAV”) from Fund inception date on November 3, 2016 through June 30, 2017 (for more complete performance information please see the table below). The Fund’s exposure to the Netherlands from its investment in the Underlying Fund contributed positively to performance while its exposure to Norway from its investment in the Underlying Fund contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. During the fiscal year, the Fund’s use of forward foreign currency contracts detracted from performance as a result of the Fund’s use of dynamic currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against applicable international currencies.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated October 28, 2016, the Fund’s net and gross annual expense ratios were 0.48% and 0.96%, respectively. The prospectus expense ratio includes 0.38% of acquired fund fees and expenses (‘‘AFFEs’’). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2017, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 6/30/17

Cumulative Total Return
Since Inception[1]
Fund NAV Returns	19.61%
Fund Market Price Returns	19.53%
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index	19.26%
MSCI EAFE Local Currency Index	16.35%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on November 3, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	7

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Industrials	23.2%
Consumer Discretionary	20.5%
Financials	13.3%
Materials	8.6%
Information Technology	7.5%
Consumer Staples	7.1%
Real Estate	7.1%
Health Care	4.6%
Energy	2.9%
Utilities	2.9%
Telecommunication Services	2.3%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
TalkTalk Telecom Group PLC	0.6%
Air New Zealand Ltd.	0.6%
IOOF Holdings Ltd.	0.4%
Cofinimmo S.A.	0.4%
Hanwa Co., Ltd.	0.4%
Citycon Oyj	0.4%
Saras SpA	0.4%
Contact Energy Ltd.	0.4%
Okasan Securities Group, Inc.	0.4%
Platinum Asset Management Ltd.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 29.80% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Japan contributed positively to performance while its position in Ireland contributed least positively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. During the fiscal year, the Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the Fund’s use of dynamic currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against applicable international currencies.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	29.80%	19.53%
Fund Market Price Returns	30.43%	20.64%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	30.38%	20.05%
MSCI EAFE Small Cap Local Currency Index	25.93%	14.80%
MSCI EAFE Small Cap Index	23.18%	16.42%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Consumer Discretionary	21.5%
Industrials	18.8%
Financials	16.5%
Information Technology	10.1%
Consumer Staples	7.5%
Telecommunication Services	7.5%
Health Care	6.6%
Materials	6.1%
Real Estate	2.6%
Utilities	1.6%
Energy	0.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Toyota Motor Corp.	5.0%
NTT DOCOMO, Inc.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.5%
Japan Tobacco, Inc.	2.3%
Nippon Telegraph & Telephone Corp.	2.2%
Nissan Motor Co., Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Canon, Inc.	2.0%
Japan Post Holdings Co., Ltd.	1.9%
KDDI Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Japan Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 25.70% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Financials contributed positively to performance while its position in Telecommunication Services contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset Japanese yen currency exposure from positions in Japanese equities. During the fiscal year, the Fund’s use of forward foreign currency contracts contributed positively to Fund performance as a result of the Fund’s dynamic use of currency hedging during periods in which the U.S. dollar strengthened (more currency hedged) or weakened (less currency hedged) against the Japanese yen.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	25.70%	10.31%
Fund Market Price Returns	24.82%	10.64%
WisdomTree Dynamic Currency Hedged Japan Equity Index	27.01%	11.18%
MSCI Japan Local Currency Index	30.53%	7.84%
MSCI Japan Index	19.18%	11.54%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	9

Performance Summary (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	22.0%
Information Technology	15.0%
Telecommunication Services	10.8%
Energy	10.8%
Materials	9.2%
Consumer Staples	8.0%
Consumer Discretionary	6.7%
Industrials	6.6%
Utilities	5.6%
Real Estate	3.5%
Health Care	0.9%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
China Construction Bank Corp., Class H	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
China Mobile Ltd.	3.0%
Samsung Electronics Co., Ltd.	2.3%
Hon Hai Precision Industry Co., Ltd.	1.6%
Lukoil PJSC, ADR	1.5%
Rosneft Oil Co. PJSC, GDR Reg S	1.2%
Industrial & Commercial Bank of China Ltd., Class H	1.1%
Gazprom PJSC, ADR	1.1%
Ambev S.A.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 19.46% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Taiwan contributed positively to performance while its position in the Philippines contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s annual expense ratio was 0.32%.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	19.46%	20.18%
Fund Market Price Returns	19.76%	21.09%
WisdomTree Emerging Markets Dividend Index	19.38%	20.15%
MSCI Emerging Markets Index	23.75%	22.79%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

(formerly, WisdomTree Europe Local Recovery Fund)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	30.4%
Industrials	27.4%
Consumer Discretionary	20.9%
Information Technology	6.7%
Materials	6.0%
Energy	5.2%
Real Estate	3.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
TOTAL S.A.	1.7%
Allianz SE, Registered Shares	1.5%
BNP Paribas S.A.	1.4%
ING Groep N.V.	1.4%
Siemens AG, Registered Shares	1.3%
Vinci S.A.	1.0%
Intesa Sanpaolo SpA	1.0%
Deutsche Post AG, Registered Shares	0.9%
AXA S.A.	0.9%
Societe Generale S.A.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Domestic Economy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Domestic Economy Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 36.05% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in France contributed most positively to performance while its position in Portugal contributed least positively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, as supplemented March 17, 2017, the Fund’s net and gross annual expense ratios were 0.48% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	36.05%	10.02%
Fund Market Price Returns	36.09%	10.40%
WisdomTree Europe Domestic Economy Index[2]	36.28%	10.06%
MSCI European Economic and Monetary Union (EMU) Index	28.15%	8.43%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.
[2]	Prior to March 17, 2017, the WisdomTree Europe Domestic Economy Index was known as the WisdomTree Europe Local Recovery Index.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	11

Performance Summary (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	17.7%
Information Technology	16.3%
Health Care	12.2%
Consumer Discretionary	11.9%
Industrials	11.7%
Consumer Staples	9.5%
Energy	5.8%
Materials	4.9%
Utilities	3.3%
Real Estate	3.2%
Telecommunication Services	3.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Apple, Inc.	1.9%
Microsoft Corp.	1.3%
Alphabet, Inc., Class A	1.0%
Amazon.com, Inc.	1.0%
Facebook, Inc., Class A	0.9%
Johnson & Johnson	0.8%
Exxon Mobil Corp.	0.8%
JPMorgan Chase & Co.	0.8%
Berkshire Hathaway, Inc., Class B	0.7%
Samsung Electronics Co., Ltd.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-Mexico Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-Mexico Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

12	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Industrials	21.2%
Consumer Discretionary	16.0%
Financials	13.1%
Real Estate	12.8%
Materials	8.9%
Information Technology	7.5%
Consumer Staples	5.8%
Energy	5.0%
Utilities	4.9%
Telecommunication Services	2.4%
Health Care	2.0%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
CoreCivic, Inc.	1.8%
GEO Group, Inc. (The)	1.7%
CVR Energy, Inc.	1.6%
Kronos Worldwide, Inc.	1.2%
Waddell & Reed Financial, Inc., Class A	0.8%
GATX Corp.	0.7%
RR Donnelley & Sons Co.	0.7%
Xenia Hotels & Resorts, Inc.	0.7%
Diebold Nixdorf, Inc.	0.7%
Time, Inc.	0.7%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes Underlying Fund’s derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global Hedged SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Hedged SmallCap Dividend Index (the “Index”). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree Global SmallCap Dividend Fund (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Fund returned 21.89% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s exposure to the United States from its investment in the Underlying Fund contributed positively to performance while its exposure to Spain from its investment in the Underlying Fund contributed negatively to performance. During the fiscal year, the Fund utilized forward foreign currency contracts as hedges to offset applicable international currency exposure from positions in international equities. The Fund’s use of forward foreign currency contracts contributed positively to performance as a result of the overall appreciation in the U.S. dollar against applicable international currencies during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.86%, respectively. The prospectus expense ratio includes 0.43% of acquired fund fees and expenses (‘‘AFFEs’’). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	21.89%	15.94%
Fund Market Price Returns	20.57%	15.65%
WisdomTree Global Hedged SmallCap Dividend Index	21.05%	16.08%
MSCI AC World Small Cap Local Currency Index	21.08%	11.98%
1	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on November 19, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	13

Performance Summary (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Industrials	21.2%
Consumer Discretionary	16.0%
Financials	13.1%
Real Estate	12.8%
Materials	8.9%
Information Technology	7.5%
Consumer Staples	5.8%
Energy	5.0%
Utilities	4.9%
Telecommunication Services	2.4%
Health Care	2.0%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
CoreCivic, Inc.	1.8%
GEO Group, Inc. (The)	1.7%
CVR Energy, Inc.	1.6%
Kronos Worldwide, Inc.	1.2%
Waddell & Reed Financial, Inc., Class A	0.8%
GATX Corp.	0.7%
RR Donnelley & Sons Co.	0.7%
Xenia Hotels & Resorts, Inc.	0.7%
Diebold Nixdorf, Inc.	0.7%
Time, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 20.56% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in the United States contributed positively to performance while its position in Spain contributed negatively to performance. During the fiscal year, the Fund utilized equity futures contracts on a temporary basis to obtain market exposure consistent with the Fund’s investment objective as part of the Fund’s annual portfolio rebalance. The Fund’s use of equity futures contracts detracted from performance during the fiscal year.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s annual expense ratio was 0.43%.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	20.56%	17.98%
Fund Market Price Returns	20.59%	18.09%
WisdomTree Global SmallCap Dividend Index	20.12%	17.84%
MSCI AC World Small Cap Index	20.47%	13.64%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on November 12, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Information Technology	39.6%
Consumer Discretionary	23.3%
Industrials	17.6%
Health Care	13.4%
Consumer Staples	5.8%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Samsung Electronics Co., Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.9%
Hon Hai Precision Industry Co., Ltd.	2.1%
Hyundai Motor Co.	1.7%
SK Hynix, Inc.	1.6%
Cub Elecparts, Inc.	1.3%
Sun Pharmaceutical Industries Ltd.	1.3%
IGG, Inc.	1.2%
Cadila Healthcare Ltd.	1.2%
Aurobindo Pharma Ltd.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar Emerging Markets Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar Emerging Markets Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 18.52% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Taiwan contributed positively to performance while its position in Brazil contributed most negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, as supplemented June 28, 2017, the Fund’s annual expense ratio was 0.32% and 0.58%, respectively. Effective June 30, 2017, WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	18.52%	8.77%
Fund Market Price Returns	16.56%	8.18%
WisdomTree Strong Dollar Emerging Markets Equity Index	18.94%	8.89%
MSCI Emerging Markets Index	23.75%	13.72%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	15

Performance Summary (unaudited)

WisdomTree U.S. Domestic Economy Fund (WUSA)

(formerly, WisdomTree Strong Dollar U.S. Equity Fund)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	24.3%
Consumer Discretionary	17.5%
Consumer Staples	13.7%
Health Care	11.7%
Telecommunication Services	9.1%
Industrials	7.8%
Real Estate	5.3%
Utilities	5.1%
Information Technology	2.7%
Materials	1.6%
Energy	1.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Altria Group, Inc.	5.1%
Verizon Communications, Inc.	4.4%
AT&T, Inc.	4.0%
Berkshire Hathaway, Inc., Class B	3.8%
Wells Fargo & Co.	3.7%
Bank of America Corp.	3.3%
Comcast Corp., Class A	3.0%
Home Depot, Inc. (The)	2.8%
UnitedHealth Group, Inc.	2.7%
Reynolds American, Inc.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Domestic Economy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Domestic Economy Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 12.34% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Financials contributed positively to performance while its position in Real Estate contributed negatively to performance. The Fund underperformance as compared to the S&P 500® Index can mainly be attributed to representative sampling.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, as supplemented March 13, 2017 and March 29, 2017, the Fund’s annual expense ratio was 0.33%.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	12.34%	9.17%
Fund Market Price Returns	12.42%	9.06%
WisdomTree U.S. Domestic Economy Index[2]	12.22%	8.97%
S&P 500® Index	17.90%	9.48%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.
[2]	Prior to March 17, 2017, the WisdomTree U.S. Domestic Economy Index was known as the WisdomTree Strong Dollar U.S. Equity Index.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree U.S. Export and Multinational Fund (WEXP)

(formerly, WisdomTree Weak Dollar U.S. Equity Fund)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Information Technology	25.0%
Health Care	17.0%
Consumer Staples	15.4%
Industrials	14.4%
Financials	9.2%
Consumer Discretionary	8.6%
Materials	6.8%
Energy	3.0%
Real Estate	0.3%
Utilities	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Johnson & Johnson	5.0%
Citigroup, Inc.	4.8%
Philip Morris International, Inc.	4.1%
Procter & Gamble Co. (The)	2.9%
Exxon Mobil Corp.	2.9%
Apple, Inc.	2.9%
Alphabet, Inc., Class A	2.7%
General Electric Co.	2.5%
Microsoft Corp.	2.3%
Pfizer, Inc.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Export and Multinational Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Export and Multinational Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 22.55% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Information Technology contributed positively to performance while its position in Utilities contributed negatively to performance.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, as supplemented March 13, 2017 and May 8, 2017, the Fund’s annual expense ratio was 0.33%.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	22.55%	10.41%
Fund Market Price Returns	22.74%	10.34%
WisdomTree U.S. Export and Multinational Index[2]	22.23%	10.09%
S&P 500® Index	17.90%	9.48%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.
[2]	Prior to March 17, 2017, the WisdomTree U.S. Export and Multinational Index was known as the WisdomTree Weak Dollar U.S. Equity Index.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	17

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	31.8%
Health Care	15.2%
Consumer Discretionary	11.7%
Consumer Staples	8.9%
Industrials	8.0%
Information Technology	6.6%
Telecommunication Services	5.8%
Energy	4.3%
Utilities	3.7%
Materials	1.8%
Real Estate	0.7%
U.S. Government Obligations	0.2%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Morgan Stanley, 4.88%, 11/1/22	3.2%
Time Warner, Inc., 3.60%, 7/15/25	3.1%
Dow Chemical Co. (The), 4.13%, 11/15/21	3.1%
Verizon Communications, Inc., 4.40%, 11/1/34	3.1%
Citigroup, Inc., 5.50%, 9/13/25	3.0%
Pfizer, Inc., 2.10%, 5/15/19	2.5%
Chevron Corp., 2.36%, 12/5/22	2.5%
McKesson Corp., 3.80%, 3/15/24	2.4%
Synchrony Financial, 2.70%, 2/3/20	2.2%
AT&T, Inc., 4.50%, 3/9/48	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 1.52% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund benefited from security allocations to the Insurance industry, while security allocations to Consumer Non-Cyclicals lagged. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.18% and 0.28%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	1.52%	2.91%
Fund Market Price Returns	1.42%	2.24%
WisdomTree Fundamental U.S. Corporate Bond Index	1.97%	3.62%
BofA Merrill Lynch U.S. Corporate Index	2.33%	4.13%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Consumer Discretionary	20.2%
Health Care	16.0%
Information Technology	11.0%
Industrials	9.9%
Financials	8.8%
Materials	8.5%
Consumer Staples	8.2%
Energy	6.4%
Utilities	3.4%
Telecommunication Services	2.8%
Real Estate	2.5%
Other Assets less Liabilities‡	2.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
First Data Corp., 7.00%, 12/1/23	3.0%
HCA, Inc., 4.75%, 5/1/23	3.0%
Cablevision Systems Corp., 7.75%, 4/15/18	2.7%
Western Digital Corp., 10.50%, 4/1/24	2.7%
DaVita, Inc., 5.75%, 8/15/22	2.5%
CCO Holdings LLC, 5.13%, 5/1/27	2.5%
Navient Corp., 6.13%, 3/25/24	2.4%
Nielsen Finance LLC, 5.00%, 4/15/22	2.4%
ADT Corp. (The), 4.13%, 6/15/23	2.4%
Scientific Games International, Inc., 10.00%, 12/1/22	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. High Yield Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 10.23% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund benefited from security allocations to the Wireless industry, while security allocations to the Cable & Satellite industry lagged. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	10.23%	9.86%
Fund Market Price Returns	9.14%	8.22%
WisdomTree Fundamental U.S. High Yield Corporate Bond Index	12.14%	11.90%
BofA Merrill Lynch U.S. High Yield Index	12.75%	12.86%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	19

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Financials	33.8%
Health Care	14.8%
Consumer Staples	12.1%
Information Technology	8.3%
Consumer Discretionary	6.9%
Industrials	6.8%
Telecommunication Services	6.1%
Utilities	5.2%
Energy	2.7%
Materials	2.0%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Lockheed Martin Corp., 2.50%, 11/23/20	3.1%
NextEra Energy Capital Holdings, Inc., 1.65%, 9/1/18	3.0%
Verizon Communications, Inc., 4.50%, 9/15/20	2.9%
Stryker Corp., 1.30%, 4/1/18	2.9%
Bank of America Corp., 7.63%, 6/1/19	2.5%
CVS Health Corp., 2.80%, 7/20/20	2.4%
Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	2.4%
McKesson Corp., 2.28%, 3/15/19	2.3%
Bank of New York Mellon Corp. (The), 2.05%, 5/3/21	2.3%
Citigroup, Inc., 1.75%, 5/1/18	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 1.02% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund benefited from industry allocations to Capital Goods, while industry allocations to Banking lagged. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.18% and 0.28%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	1.02%	1.43%
Fund Market Price Returns	1.00%	0.66%
WisdomTree Fundamental U.S. Short-Term Corporate Bond Index	1.54%	2.08%
BofA Merrill Lynch 1-5 year U.S. Corporate Index	1.59%	2.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Health Care	20.6%
Financials	18.2%
Consumer Discretionary	16.9%
Industrials	11.2%
Consumer Staples	6.8%
Telecommunication Services	5.5%
Utilities	5.2%
Materials	5.0%
Energy	4.2%
Other Assets less Liabilities‡	6.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Navient Corp., 8.00%, 3/25/20	3.2%
CNH Industrial Capital LLC, 3.38%, 7/15/19	3.0%
Nationstar Mortgage LLC, 6.50%, 8/1/18	3.0%
TransDigm, Inc., 5.50%, 10/15/20	2.9%
Centene Corp., 5.63%, 2/15/21	2.9%
HCA, Inc., 8.00%, 10/1/18	2.8%
HRG Group, Inc., 7.88%, 7/15/19	2.8%
GLP Capital L.P., 4.38%, 11/1/18	2.8%
Michaels Stores, Inc., 5.88%, 12/15/20	2.4%
MGM Resorts International, 6.75%, 10/1/20	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 8.19% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund benefited from security allocations to the Media & Entertainment industry, while security allocations to the Metals & Mining industry lagged. The Fund underperformance as compared to the Index can mainly be attributed to representative sampling.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	8.19%	8.48%
Fund Market Price Returns	7.29%	6.75%
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index	10.00%	11.25%
BofA Merrill Lynch 1-5 year U.S. High Yield Constrained Index	12.55%	13.28%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	21

Performance Summary (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Information Technology	24.8%
Consumer Discretionary	16.4%
Health Care	12.5%
Industrials	9.8%
Real Estate	8.8%
Financials	8.3%
Consumer Staples	8.0%
Energy	3.4%
Utilities	2.6%
Telecommunication Services	2.4%
Materials	2.1%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Cirrus Logic, Inc.	3.1%
HealthSouth Corp.	2.5%
H&R Block, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
Hershey Co. (The)	2.3%
Lockheed Martin Corp.	2.1%
Equity Residential	2.1%
Cracker Barrel Old Country Store, Inc.	2.0%
Murphy USA, Inc.	2.0%
Hanesbrands, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 5.93% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Information Technology contributed positively to performance while its position in Telecommunication Services contributed negatively to performance. During the fiscal year, the Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. The Fund’s use of total return swap contracts detracted from performance as a result of the overall positive performance of the S&P 500 Index during the fiscal year which conversely generated net losses on the Fund’s total return swap contracts.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	5.93%	3.90%
Fund Market Price Returns	5.98%	3.87%
WisdomTree Dynamic Bearish U.S. Equity Index	5.37%	3.68%
S&P 500® Index	17.90%	13.51%
S&P 500® Inverse Daily Index	-14.64%	-12.07%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Trust Annual Report June 30, 2017

Performance Summary (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown† as of 6/30/17

Sector	% of Net Assets
Information Technology	24.9%
Consumer Discretionary	16.4%
Health Care	12.6%
Industrials	9.8%
Real Estate	8.8%
Financials	8.4%
Consumer Staples	8.1%
Energy	3.4%
Utilities	2.6%
Telecommunication Services	2.4%
Materials	2.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 6/30/17

Description	% of Net Assets
Cirrus Logic, Inc.	3.1%
HealthSouth Corp.	2.5%
H&R Block, Inc.	2.3%
Hershey Co. (The)	2.2%
HCA Healthcare, Inc.	2.2%
Equity Residential	2.1%
Lockheed Martin Corp.	2.1%
Cracker Barrel Old Country Store, Inc.	2.0%
Murphy USA, Inc.	2.0%
Hanesbrands, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund returned 15.25% at net asset value (“NAV”) for the fiscal year ending June 30, 2017 (for more complete performance information please see the table below). The Fund’s position in Information Technology contributed positively to performance while its position in Telecommunication Services contributed negatively to performance. During the fiscal year, the Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. The Fund’s use of total return swap contracts detracted from performance as a result of the overall positive performance of the S&P 500 Index during the fiscal year which conversely generated net losses on the Fund’s total return swap contracts.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2016, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 6/30/17

	Average Annual Total Return
	1 Year	Since Inception[1]
Fund NAV Returns	15.25%	14.67%
Fund Market Price Returns	15.51%	14.70%
WisdomTree Dynamic Long/Short U.S. Equity Index	15.81%	15.37%
S&P 500® Index	17.90%	13.51%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Annual Report June 30, 2017	23

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million.

The BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million.

The BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI AC World Small Cap Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets.

The MSCI AC World Small Cap Local Currency Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets, in local currency.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI European Economic and Monetary Union (EMU) Index is a free float- adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU and calculated in local currency.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

24	WisdomTree Trust Annual Report June 30, 2017

Description of Indexes (unaudited) (continued)

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 Index by taking a short position in the index.

The WisdomTree Dynamic Bearish U.S. Equity Index includes long equity positions or long U.S. Treasury positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Dynamic Currency Hedged Europe Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies incorporated in developed Europe and is designed to remove from index performance the impact of the changes in the value of the Euro relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis. The Index is comprised of the top 300 companies from the WisdomTree International Equity Index with the best combined rank of growth and quality factors.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged Japan Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in Japan and is designed to remove from index performance the impact of changes in the value of the Japanese Yen relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Long/Short U.S. Equity Index includes long equity positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Emerging Markets Dividend Index is a dividend weighted index that consists of emerging market dividend-paying common stocks.

The WisdomTree Europe Domestic Economy Index (formerly, WisdomTree Europe Local Recovery Index) is designed to provide exposure to European companies that are most sensitive to economic growth prospects in the Eurozone and that derive more than 50% of their revenue from Europe.

WisdomTree Trust Annual Report June 30, 2017	25

Description of Indexes (unaudited) (continued)

The WisdomTree Fundamental U.S. Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Global ex-Mexico Equity Index is a float-adjusted market capitalization weighted index that measures the performance of 2000 largest companies in developed and emerging markets throughout the world, excluding Mexico.

The WisdomTree Global Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar.

The WisdomTree Global SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization.

The WisdomTree Strong Dollar Emerging Markets Equity Index measures the performance of emerging market companies that derive more than 15% of their revenue from the United States.

The WisdomTree U.S. Domestic Economy Index (formerly, WisdomTree Strong Dollar U.S. Equity Index) measures the performance of U.S. based companies that derive more than 80% of their revenue from the United States.

The WisdomTree U.S. Export and Multinational Index (formerly, WisdomTree Weak Dollar U.S. Equity Index) measures the performance of U.S. based companies that derive less than 60% of their revenue from the United States.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data

26	WisdomTree Trust Annual Report June 30, 2017

Description of Indexes (unaudited) (concluded)

have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust Annual Report June 30, 2017	27

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 1/1/17 to 6/30/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	WisdomTree Trust Annual Report June 30, 2017

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio Based on the Period‡ 1/1/17 to 6/30/17	Expenses Paid During the Period† 1/1/17 to 6/30/17
WisdomTree Dynamic Currency Hedged Europe Equity Fund
Actual	$1,000.00	$1,123.10	0.43%[1]	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%[1]	$2.16
WisdomTree Dynamic Currency Hedged International Equity Fund
Actual	$1,000.00	$1,090.20	0.35%[2]	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%[2]	$1.76
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund
Actual	$1,000.00	$1,152.60	0.10%[3]	$0.53
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.10%[3]	$0.50
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Actual	$1,000.00	$1,123.90	0.43%[1]	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%[1]	$2.16
WisdomTree Dynamic Currency Hedged Japan Equity Fund
Actual	$1,000.00	$1,059.30	0.43%[1]	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%[1]	$2.16
WisdomTree Emerging Markets Dividend Fund
Actual	$1,000.00	$1,123.00	0.32%	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	0.32%	$1.61
WisdomTree Europe Domestic Economy Fund
Actual	$1,000.00	$1,207.20	0.48%[4]	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%[4]	$2.41
WisdomTree Global ex-Mexico Equity Fund
Actual[5]	$1,000.00	$1,067.90	0.30%[5]	$1.20
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%[5]	$1.51
WisdomTree Global Hedged SmallCap Dividend Fund
Actual	$1,000.00	$1,033.40	0.00%[6]	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	0.00%[6]	$0.00
WisdomTree Global SmallCap Dividend Fund
Actual	$1,000.00	$1,055.20	0.43%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16
WisdomTree Strong Dollar Emerging Markets Equity Fund
Actual	$1,000.00	$1,181.80	0.58%[7]	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.58%[7]	$2.91
WisdomTree U.S. Domestic Economy Fund
Actual	$1,000.00	$1,050.80	0.33%	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.33%	$1.66
WisdomTree U.S. Export and Multinational Fund
Actual	$1,000.00	$1,120.40	0.33%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.33%	$1.66
WisdomTree Fundamental U.S. Corporate Bond Fund
Actual	$1,000.00	$1,035.60	0.18%[8]	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	0.18%[8]	$0.90

WisdomTree Trust Annual Report June 30, 2017	29

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio Based on the Period‡ 1/1/17 to 6/30/17	Expenses Paid During the Period† 1/1/17 to 6/30/17
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
Actual	$1,000.00	$1,037.70	0.38%[9]	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.38%[9]	$1.91
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund
Actual	$1,000.00	$1,014.10	0.18%[8]	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	0.18%[8]	$0.90
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
Actual	$1,000.00	$1,026.50	0.38%[9]	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.38%[9]	$1.91
WisdomTree Dynamic Bearish U.S. Equity Fund
Actual	$1,000.00	$1,033.80	0.48%[4]	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%[4]	$2.41
WisdomTree Dynamic Long/Short U.S. Equity Fund
Actual	$1,000.00	$1,103.90	0.48%[4]	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%[4]	$2.41
‡	The annualized expense ratio does not include AFFEs, which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

†	Unless otherwise indicated in the footnotes below, expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[2]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[3]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[4]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[5]

Fund commenced operations on February 10, 2017. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 141/365 (to reflect the period since commencement of operations). WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.30% through February 2, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[6]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[7]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% effective June 30, 2017 through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[8]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[9]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

30	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
Austria – 1.3%
Andritz AG	33	$1,985
Erste Group Bank AG*	81	3,097
EVN AG	61	911
Oesterreichische Post AG	32	1,388
OMV AG	100	5,182
Telekom Austria AG*	154	1,208
UNIQA Insurance Group AG	184	1,713
Verbund AG	73	1,390
Voestalpine AG	49	2,280

Total Austria		19,154
Belgium – 6.6%
Ackermans & van Haaren N.V.	3	500
Anheuser-Busch InBev S.A.	506	55,813
Barco N.V.	2	205
Bekaert S.A.	25	1,270
bpost S.A.	370	8,919
Cofinimmo S.A.	23	2,824
Colruyt S.A.	34	1,789
D’ieteren S.A./N.V.	16	747
Elia System Operator S.A./N.V.	19	1,074
Ion Beam Applications	3	165
KBC Group N.V.	76	5,757
Melexis N.V.	10	820
Orange Belgium S.A.	166	3,881
Proximus SADP	164	5,729
Solvay S.A.	31	4,154
Umicore S.A.	28	1,945
Warehouses De Pauw CVA	9	945

Total Belgium		96,537
Finland – 4.9%
Amer Sports Oyj*	117	2,922
Cargotec Oyj Class B	12	760
DNA Oyj	9	143
Elisa Oyj	55	2,128
Fortum Oyj	886	13,875
Huhtamaki Oyj	19	748
Kemira Oyj	71	896
Kesko Oyj Class B	39	1,981
Kone Oyj Class B	116	5,893
Konecranes Oyj	33	1,395
Metso Oyj	64	2,216
Neste Oyj	75	2,950
Nokia Oyj	1,058	6,462
Nokian Renkaat Oyj	52	2,149
Orion Oyj Class B	42	2,678
Sampo Oyj Class A	223	11,412
Sanoma Oyj	16	149
Stora Enso Oyj Class R	210	2,709
Tieto Oyj	28	865
UPM-Kymmene Oyj	192	5,466
Valmet Oyj	46	892
Wartsila Oyj Abp	49	2,892
YIT Oyj	17	142

Total Finland		71,723
France – 25.5%
Accor S.A.	32	1,498
Aeroports de Paris	11	1,773
Air Liquide S.A.	48	5,924
Airbus SE	151	12,400
Amundi S.A.(a)	50	3,613
Arkema S.A.	14	1,492
Atos SE	9	1,262
AXA S.A.	622	16,991
BNP Paribas S.A.	322	23,159
Bollore S.A.	169	767
Bouygues S.A.	85	3,579
Bureau Veritas S.A.	74	1,635
Capgemini SE	12	1,238
Carrefour S.A.	200	5,053
Casino Guichard Perrachon S.A.	38	2,248
Christian Dior SE(b)	24	6,853
Cie de Saint-Gobain	99	5,282
Cie Generale des Etablissements Michelin	32	4,248
Cie Plastic Omnium S.A.	13	474
CNP Assurances	241	5,403
Coface S.A.	62	621
Credit Agricole S.A.	991	15,920
Danone S.A.	99	7,431
Dassault Systemes SE	10	895
Edenred	70	1,823
Eiffage S.A.	11	998
Electricite de France S.A.	747	8,079
Elior Group(a)	5	145
Elis S.A.(b)	7	160
Engie S.A.	648	9,767
Essilor International S.A.	12	1,525
Eurazeo S.A.	15	1,124
Eutelsat Communications S.A.	90	2,295
Fonciere Des Regions	24	2,223
Gaztransport Et Technigaz S.A.	6	239
Groupe Eurotunnel SE Registered Shares	15	160
Havas S.A.	65	683
Hermes International	5	2,467
ICADE	19	1,593
Imerys S.A.	16	1,390
JCDecaux S.A.	12	393
Kering	19	6,462
Klepierre	131	5,362
L’Oreal S.A.	55	11,442
Lagardere SCA	48	1,514
Legrand S.A.	32	2,235
LVMH Moet Hennessy Louis Vuitton SE	67	16,682
Metropole Television S.A.	47	1,093
Natixis S.A.	1,314	8,808
Nexity S.A.*	21	1,219

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	31

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2017

Investments	Shares	Value
Orange S.A.	492	$7,794
Pernod Ricard S.A.	25	3,343
Peugeot S.A.	101	2,012
Publicis Groupe S.A.	58	4,320
Remy Cointreau S.A.	7	816
Rexel S.A.	72	1,176
Rubis SCA	7	792
Safran S.A.	50	4,576
Sanofi	282	26,940
Sartorius Stedim Biotech	2	155
Schneider Electric SE*	115	8,823
SCOR SE	53	2,098
SEB S.A.	7	1,255
Societe Generale S.A.	244	13,110
Sodexo S.A.	21	2,711
SPIE S.A.	32	960
Suez	120	2,219
Tarkett S.A.	13	603
Teleperformance*	7	895
Television Francaise 1	21	294
Thales S.A.	29	3,117
TOTAL S.A.	776	38,310
Unibail-Rodamco SE(b)	20	5,033
Valeo S.A.	28	1,884
Vicat S.A.	12	844
Vinci S.A.	95	8,097
Vivendi S.A.	456	10,137
Wendel S.A.	6	887

Total France		372,841
Germany – 25.3%
Aareal Bank AG	21	831
adidas AG	27	5,166
Allianz SE Registered Shares	177	34,804
AURELIUS Equity Opportunities SE & Co. KGaA(b)	10	536
Aurubis AG	9	706
Axel Springer SE	28	1,680
BASF SE	288	26,636
Bayer AG Registered Shares	178	22,982
Bayerische Motoren Werke AG	140	12,979
BayWa AG	4	142
Bechtle AG	5	642
Beiersdorf AG	15	1,575
Bilfinger SE	8	313
Brenntag AG	23	1,329
Carl Zeiss Meditec AG Bearer Shares	16	829
Comdirect Bank AG	14	155
Continental AG	6	1,293
Covestro AG(a)	23	1,658
CTS Eventim AG & Co. KGaA	4	177
Daimler AG Registered Shares	536	38,740
Deutsche Boerse AG	40	4,216
Deutsche Lufthansa AG Registered Shares	165	3,750
Deutsche Post AG Registered Shares	321	12,016
Deutsche Telekom AG Registered Shares	1,322	23,703
Deutsche Wohnen AG Bearer Shares	65	2,483
Diebold Nixdorf AG	2	164
DMG MORI AG	15	842
Drillisch AG	19	1,143
Duerr AG	8	949
E.ON SE	780	7,338
ElringKlinger AG(b)	65	1,244
Evonik Industries AG	155	4,947
Fielmann AG	14	1,078
Fraport AG Frankfurt Airport Services Worldwide	18	1,587
Freenet AG	57	1,815
Fresenius Medical Care AG & Co. KGaA	23	2,208
Fresenius SE & Co. KGaA	39	3,339
Fuchs Petrolub SE	12	566
GEA Group AG	28	1,144
Gerresheimer AG	2	161
Hamburger Hafen und Logistik AG	40	872
Hannover Rueck SE	45	5,387
HeidelbergCement AG	22	2,124
Hella KGaA Hueck & Co.	28	1,376
Henkel AG & Co. KGaA	34	4,107
Hochtief AG	18	3,293
Hugo Boss AG	25	1,748
Infineon Technologies AG	123	2,593
Innogy SE(a)	215	8,451
K+S AG Registered Shares(b)	75	1,918
KION Group AG	13	992
Kloeckner & Co. SE	124	1,304
Krones AG	3	347
LANXESS AG	9	680
LEG Immobilien AG	16	1,502
Linde AG	40	7,564
MAN SE	27	2,891
Merck KGaA	17	2,050
METRO AG	85	2,865
MTU Aero Engines AG	6	845
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	75	15,102
NORMA Group SE	1	52
OSRAM Licht AG	19	1,512
Pfeiffer Vacuum Technology AG	1	146
ProSiebenSat.1 Media SE	4	167
Rheinmetall AG	7	664
SAP SE	155	16,167
Scout24 AG(a)	4	147
Siemens AG Registered Shares	245	33,630
Software AG	16	700
STADA Arzneimittel AG	14	991
Stroeer SE & Co KGaA(b)	3	179
Suedzucker AG	32	666
Symrise AG	17	1,203
Talanx AG	109	4,065
Telefonica Deutschland Holding AG	130	648
ThyssenKrupp AG	29	823

See Notes to Financial Statements.

32	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2017

Investments	Shares	Value
TLG Immobilien AG	19	$388
TUI AG	157	2,277
Uniper SE	64	1,200
United Internet AG Registered Shares	29	1,592
Volkswagen AG	37	5,729
VTG AG	4	156
Wacker Chemie AG	11	1,193
Wacker Neuson SE	12	291

Total Germany		370,463
Ireland – 0.9%
C&C Group PLC	1,307	4,798
CRH PLC	156	5,511
Glanbia PLC	39	762
Smurfit Kappa Group PLC	54	1,679

Total Ireland		12,750
Italy – 10.7%
A2A SpA	1,168	1,937
ACEA SpA	89	1,347
Anima Holding SpA(a)	95	680
Assicurazioni Generali SpA	311	5,111
Atlantia SpA	259	7,279
Azimut Holding SpA	16	320
Banca Generali SpA	43	1,278
Banca Mediolanum SpA	207	1,715
Banca Popolare di Sondrio SCPA	305	1,201
BPER Banca	56	279
Brembo SpA	70	1,023
Brunello Cucinelli SpA	6	158
Davide Campari-Milano SpA	166	1,168
De’ Longhi SpA	25	782
DiaSorin SpA	10	767
Ei Towers SpA	59	3,408
Enav SpA(a)	257	1,105
Enel SpA	4,630	24,788
Eni SpA	2,050	30,770
ERG SpA	222	3,117
FinecoBank Banca Fineco SpA	173	1,360
Hera SpA	414	1,264
Industria Macchine Automatiche SpA	13	1,193
Infrastrutture Wireless Italiane SpA(a)	295	1,674
Intesa Sanpaolo SpA	6,558	20,764
Intesa Sanpaolo SpA RSP	1,695	5,019
Iren SpA	586	1,355
Luxottica Group SpA	74	4,275
MARR SpA	29	688
Mediobanca SpA	299	2,946
Moncler SpA	22	514
Parmalat SpA	113	391
Poste Italiane SpA(a)	80	547
Prysmian SpA	50	1,469
RAI Way SpA(a)	197	981
Recordati SpA	49	1,985
Salvatore Ferragamo SpA	45	1,198
Saras SpA	821	1,908
Snam SpA	1,460	6,354
Societa Cattolica di Assicurazioni SCRL	94	730
Societa Iniziative Autostradali e Servizi SpA	85	936
Telecom Italia SpA RSP	240	177
Terna Rete Elettrica Nazionale SpA	1,177	6,344
Tod’s SpA	23	1,432
Unione di Banche Italiane SpA	279	1,198
Unipol Gruppo Finanziario SpA	433	1,896

Total Italy		156,831
Netherlands – 6.3%
Aalberts Industries N.V.	13	517
ABN AMRO Group N.V. CVA(a)	177	4,686
Akzo Nobel N.V.	53	4,600
Arcadis N.V.	14	253
ASM International N.V.	15	872
ASML Holding N.V.	42	5,466
BE Semiconductor Industries N.V.	19	1,013
ForFarmers N.V.	13	146
Gemalto N.V.	6	360
GrandVision N.V.(a)	71	1,899
Heineken Holding N.V.	42	3,844
Heineken N.V.	70	6,797
IMCD Group N.V.	3	162
ING Groep N.V.	1,723	29,674
Koninklijke Ahold Delhaize N.V.	26	496
Koninklijke DSM N.V.	52	3,774
Koninklijke KPN N.V.	482	1,540
Koninklijke Philips N.V.	274	9,718
Koninklijke Vopak N.V.	63	2,917
NN Group N.V.	143	5,076
Philips Lighting N.V.(a)	4	147
Randstad Holding N.V.	75	4,373
Wessanen	9	152
Wolters Kluwer N.V.	80	3,382

Total Netherlands		91,864
Portugal – 1.1%
EDP – Energias de Portugal S.A.	1,656	5,408
Galp Energia, SGPS, S.A.	255	3,855
Jeronimo Martins, SGPS, S.A.	140	2,729
Navigator Co. S.A. (The)	442	1,906
NOS, SGPS, S.A.	25	152
REN – Redes Energeticas Nacionais, SGPS, S.A.	748	2,338

Total Portugal		16,388
Spain – 15.0%
Abertis Infraestructuras S.A.	370	6,845
Acciona S.A.	14	1,231
Acerinox S.A.	98	1,340
ACS Actividades de Construccion y Servicios S.A.	114	4,398
Almirall S.A.	36	586
Amadeus IT Group S.A.	66	3,941
Atresmedia Corp. de Medios de Comunicacion S.A.	68	794
Banco Bilbao Vizcaya Argentaria S.A.	3,212	26,615

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	33

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

June 30, 2017

Investments	Shares	Value
Banco de Sabadell S.A.	1,796	$3,644
Banco Santander S.A.	5,018	33,149
Bankia S.A.	1,407	6,791
Bankinter S.A.	238	2,189
Bolsas y Mercados Espanoles SHMSF S.A.	42	1,515
CaixaBank S.A.	2,966	14,140
Cia de Distribucion Integral Logista Holdings S.A.	37	971
Distribuidora Internacional de Alimentacion S.A.	170	1,057
Ebro Foods S.A.	55	1,255
EDP Renovaveis S.A.	167	1,326
Enagas S.A.	25	700
Endesa S.A.(b)	443	10,191
Gas Natural SDG S.A.	438	10,236
Grifols S.A.	53	1,474
Grupo Catalana Occidente S.A.	22	924
Iberdrola S.A.	2,192	17,333
Industria de Diseno Textil S.A.	474	18,170
Mapfre S.A.	1,690	5,894
Prosegur Cia de Seguridad S.A.	163	1,058
Red Electrica Corp. S.A.(b)	164	3,422
Repsol S.A.	804	12,288
Telefonica S.A.	2,413	24,874
Zardoya Otis S.A.	78	806

Total Spain		219,157
Switzerland – 0.5%
STMicroelectronics N.V.	498	7,145
United Kingdom – 1.8%
CNH Industrial N.V.	276	3,121
Unilever N.V. CVA	429	23,643

Total United Kingdom		26,764
TOTAL COMMON STOCKS (Cost: $1,243,335)		1,461,617
RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/17/17*	114	91
Repsol S.A., expiring 7/6/17*	804	367
TOTAL RIGHTS (Cost: $479)		458
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $15,009)(d)	15,009	15,009
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $1,258,823)		1,477,084
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.9)%		(13,689)

NET ASSETS – 100.0%		$1,463,395

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $23,863 and the total market value of the collateral held by the Fund was $25,477. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,468.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	EUR	92,272	USD	103,945	$(1,296)
7/5/2017	EUR	92,272	USD	103,945	(1,296)
7/5/2017	EUR	92,271	USD	103,945	(1,295)
7/5/2017	EUR	92,286	USD	103,945	(1,312)
7/5/2017	EUR	70,307	USD	79,200	(988)
7/5/2017	USD	103,945	EUR	91,133	(3)
7/5/2017	USD	79,200	EUR	69,439	(1)
7/5/2017	USD	103,945	EUR	91,133	(3)
7/5/2017	USD	103,945	EUR	91,134	(2)
7/5/2017	USD	103,945	EUR	91,136	—
8/2/2017	EUR	90,349	USD	103,197	1
8/2/2017	EUR	68,841	USD	78,629	—
8/2/2017	EUR	90,350	USD	103,197	1
8/2/2017	EUR	90,349	USD	103,197	1
8/2/2017	EUR	90,351	USD	103,197	(1)
					$(6,194)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

34	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
Australia – 7.5%
AGL Energy Ltd.	17,947	$351,039
Amcor Ltd.	35,443	440,694
AMP Ltd.	167,510	666,855
Ansell Ltd.	5,108	92,976
Aristocrat Leisure Ltd.	23,311	403,389
Asaleo Care Ltd.	30,572	34,472
ASX Ltd.	7,660	314,991
Aurizon Holdings Ltd.	78,652	323,369
Australia & New Zealand Banking Group Ltd.	98,163	2,162,499
Bank of Queensland Ltd.	32,197	282,777
Beach Energy Ltd.	256,439	113,103
Bendigo & Adelaide Bank Ltd.	34,013	289,074
BHP Billiton Ltd.	101,443	1,811,460
Boral Ltd.	40,870	217,878
Brambles Ltd.	60,758	453,461
Brickworks Ltd.	1,622	17,157
Caltex Australia Ltd.	13,216	320,441
carsales.com Ltd.	10,753	95,018
CIMIC Group Ltd.	7,634	227,434
Cleanaway Waste Management Ltd.	191,111	201,564
Coca-Cola Amatil Ltd.	53,012	375,318
Cochlear Ltd.	1,259	150,120
Commonwealth Bank of Australia	70,317	4,466,494
Computershare Ltd.	22,344	242,345
Crown Resorts Ltd.	24,910	234,637
CSL Ltd.	6,089	644,678
CSR Ltd.	52,761	171,189
Downer EDI Ltd.	48,865	240,259
Fairfax Media Ltd.	229,789	193,886
Fortescue Metals Group Ltd.	55,176	220,925
Genworth Mortgage Insurance Australia Ltd.(a)	16,088	36,157
GrainCorp Ltd. Class A	14,525	105,509
Harvey Norman Holdings Ltd.(a)	143,379	420,119
Healthscope Ltd.	21,678	36,748
Incitec Pivot Ltd.	54,291	142,006
Insurance Australia Group Ltd.	135,179	703,012
IOOF Holdings Ltd.	35,960	270,315
IRESS Ltd.	17,236	167,773
JB Hi-Fi Ltd.(a)	2,974	53,312
Macquarie Group Ltd.	11,150	756,906
Magellan Financial Group Ltd.	8,302	183,654
Medibank Pvt Ltd.	149,454	320,988
Myer Holdings Ltd.(a)	179,677	115,081
National Australia Bank Ltd.	119,727	2,717,445
Navitas Ltd.	25,519	94,936
Newcrest Mining Ltd.	11,552	178,637
NIB Holdings Ltd.	12,358	54,505
Nine Entertainment Co. Holdings Ltd.	146,247	154,807
Orora Ltd.	120,042	263,344
Perpetual Ltd.	6,038	258,759
Premier Investments Ltd.	17,556	170,618
Primary Health Care Ltd.	47,573	132,827
QBE Insurance Group Ltd.	43,848	397,213
Qube Holdings Ltd.	76,418	154,161
REA Group Ltd.	4,471	227,717
Rio Tinto Ltd.	25,564	1,240,653
Select Harvests Ltd.	4,222	15,869
Seven West Media Ltd.	73,325	40,214
Sonic Healthcare Ltd.	17,874	332,062
Spotless Group Holdings Ltd.	138,369	122,056
Star Entertainment Grp Ltd. (The)	16,485	63,856
Steadfast Group Ltd.	98,131	200,222
Suncorp Group Ltd.	56,842	646,162
Super Retail Group Ltd.	15,003	94,366
Tabcorp Holdings Ltd.	45,341	151,983
Tatts Group Ltd.	58,698	188,202
Technology One Ltd.	38,633	170,689
Telstra Corp., Ltd.	302,682	998,341
TPG Telecom Ltd.(a)	35,458	155,029
Treasury Wine Estates Ltd.	13,041	131,641
Vocus Group Ltd.(a)	16,440	42,497
Washington H Soul Pattinson & Co., Ltd.(a)	25,131	321,343
Wesfarmers Ltd.	41,478	1,276,446
Westpac Banking Corp.	89,257	2,088,854
Woodside Petroleum Ltd.	32,868	753,064
Woolworths Ltd.	45,536	892,071

Total Australia		33,801,671
Austria – 0.4%
EVN AG	28,447	424,708
OMV AG	15,961	827,113
Voestalpine AG	12,533	583,216

Total Austria		1,835,037
Belgium – 2.0%
Ackermans & van Haaren N.V.	2,633	439,049
Ageas	9,896	397,976
Anheuser-Busch InBev S.A.	47,176	5,203,635
bpost S.A.	20,169	486,184
Colruyt S.A.	6,703	352,631
Elia System Operator S.A./N.V.	5,778	326,572
Euronav N.V.	5,000	39,497
KBC Group N.V.	11,462	868,177
Proximus SADP	18,099	632,289
UCB S.A.	2,913	200,109

Total Belgium		8,946,119
China – 2.7%
Beijing Enterprises Holdings Ltd.	46,500	224,266
China Everbright International Ltd.	95,000	118,530
China Jinmao Holdings Group Ltd.	638,000	263,162
China Mobile Ltd.	579,000	6,144,938
China Overseas Land & Investment Ltd.	220,000	643,955
China Power International Development Ltd.	587,000	208,288
China Resources Power Holdings Co., Ltd.	292,000	573,044
China South City Holdings Ltd.	1,078,000	200,232
CITIC Ltd.	696,000	1,046,704

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	35

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
CITIC Telecom International Holdings Ltd.	486,000	$155,641
CNOOC Ltd.	644,000	705,340
Fosun International Ltd.	159,500	249,268
Guangdong Investment Ltd.	232,000	319,777
Guotai Junan International Holdings Ltd.	320,000	99,200
Lenovo Group Ltd.	634,000	400,389
Shanghai Industrial Holdings Ltd.	68,000	201,218
Shenzhen Investment Ltd.	516,000	228,042
Sino-Ocean Group Holding Ltd.	367,000	179,587
Sun Art Retail Group Ltd.	238,500	190,031

Total China		12,151,612
Denmark – 1.3%
AP Moller – Maersk A/S Class B	259	520,082
Coloplast A/S Class B	5,108	426,267
Danske Bank A/S	24,185	928,994
DONG Energy A/S(b)	9,148	412,437
DSV A/S	1,915	117,506
GN Store Nord A/S	4,469	130,324
ISS A/S	9,865	386,955
Novo Nordisk A/S Class B	16,614	710,558
Novozymes A/S Class B	3,194	139,592
Pandora A/S	2,230	207,818
Rockwool International A/S Class B	638	140,249
Royal Unibrew A/S	7,373	353,223
Scandinavian Tobacco Group A/S Class A(b)	8,793	142,980
SimCorp A/S	2,454	148,472
Sydbank A/S	3,513	132,247
TDC A/S	33,228	192,982
Tryg A/S	27,255	595,372
Vestas Wind Systems A/S	3,194	294,470

Total Denmark		5,980,528
Finland – 1.5%
Elisa Oyj	9,259	358,313
F-Secure Oyj	35,040	166,654
Fortum Oyj	65,735	1,029,394
Kesko Oyj Class B	6,037	306,680
Kone Oyj Class B	15,090	766,573
Metso Oyj	8,083	279,891
Neste Oyj	11,650	458,283
Nokia Oyj	159,722	975,525
Nokian Renkaat Oyj	6,383	263,832
Orion Oyj Class B	4,267	272,050
Sampo Oyj Class A	16,942	867,032
Tieto Oyj	6,685	206,397
UPM-Kymmene Oyj	20,021	569,960

Total Finland		6,520,584
France – 10.9%
Accor S.A.	4,901	229,435
Aeroports de Paris	2,234	360,031
Air Liquide S.A.	5,306	654,800
Airbus SE	14,484	1,189,420
Amundi S.A.(b)	4,798	346,674
Arkema S.A.	1,525	162,506
AXA S.A.	83,582	2,283,140
BioMerieux	415	89,696
BNP Paribas S.A.	36,425	2,619,798
Bouygues S.A.	13,107	551,924
Capgemini SE	2,552	263,359
Carrefour S.A.	20,186	509,963
Casino Guichard Perrachon S.A.	5,118	302,724
Christian Dior SE(a)	3,095	883,736
Cie de Saint-Gobain	14,685	783,517
Cie Generale des Etablissements Michelin	4,736	628,751
CNP Assurances	24,960	559,541
Credit Agricole S.A.	105,986	1,702,628
Danone S.A.	14,214	1,066,897
Dassault Systemes SE	3,522	315,296
Edenred	11,649	303,325
Electricite de France S.A.	69,881	755,742
Elior Group(b)	6,064	175,951
Engie S.A.	148,085	2,231,992
Essilor International S.A.	2,553	324,377
Eutelsat Communications S.A.	16,217	413,577
Gaztransport Et Technigaz S.A.	1,914	76,351
Havas S.A.	33,395	350,644
Hermes International	1,222	603,007
Iliad S.A.	136	32,124
Imerys S.A.	3,515	305,288
Ingenico Group S.A.	646	58,568
Ipsen S.A.	2,875	392,998
Kering	2,539	863,544
Klepierre	6,719	275,000
L’Oreal S.A.	8,699	1,809,708
Legrand S.A.	5,889	411,398
LVMH Moet Hennessy Louis Vuitton SE	7,942	1,977,416
Metropole Television S.A.	12,574	292,275
Natixis S.A.	126,828	850,130
Neopost S.A.	3,833	177,711
Nexity S.A.*	2,929	169,973
Orange S.A.	98,844	1,565,910
Pernod Ricard S.A.	3,514	469,925
Publicis Groupe S.A.	3,195	237,993
Rallye S.A.	6,854	140,946
Remy Cointreau S.A.	1,940	226,245
Renault S.A.	8,689	785,386
Rexel S.A.	7,250	118,453
Rubis SCA	1,558	176,347
Safran S.A.	8,944	818,535
Sanofi	32,313	3,086,941
Schneider Electric SE*	16,286	1,249,540
Societe BIC S.A.	391	46,335
Societe Generale S.A.	29,546	1,587,545
Sodexo S.A.	2,875	371,192
Suez	12,679	234,486
Teleperformance*	1,915	244,953
Television Francaise 1	11,811	165,155
Thales S.A.	4,471	480,567

See Notes to Financial Statements.

36	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
TOTAL S.A.	99,000	$4,887,502
Unibail-Rodamco SE(a)	1,914	481,682
Valeo S.A.	3,943	265,289
Veolia Environnement S.A.	14,594	307,936
Vicat S.A.	2,606	183,300
Vinci S.A.	17,933	1,528,489
Vivendi S.A.	53,519	1,189,691
Zodiac Aerospace	5,728	155,160

Total France		49,360,438
Germany – 8.0%
adidas AG	2,329	445,601
Allianz SE Registered Shares	13,663	2,686,567
Axel Springer SE(a)	4,788	287,246
BASF SE	24,086	2,227,647
Bayer AG Registered Shares	16,247	2,097,654
Bayerische Motoren Werke AG	21,914	2,031,513
Bechtle AG	1,915	245,717
Beiersdorf AG	3,863	405,523
Brenntag AG	3,833	221,559
Carl Zeiss Meditec AG Bearer Shares	5,302	274,785
Comdirect Bank AG	2,655	29,434
Continental AG	2,817	607,083
Covestro AG(b)	4,045	291,621
CTS Eventim AG & Co. KGaA	5,745	253,711
Daimler AG Registered Shares	42,671	3,084,117
Deutsche Bank AG Registered Shares	15,704	278,071
Deutsche Boerse AG	3,441	362,715
Deutsche Lufthansa AG Registered Shares	13,956	317,156
Deutsche Post AG Registered Shares	33,207	1,243,033
Deutsche Telekom AG Registered Shares	149,579	2,681,869
Deutsche Wohnen AG Bearer Shares	9,896	377,998
DMG MORI AG	2,401	134,719
Drillisch AG	2,298	138,231
Duerr AG	263	31,211
Evonik Industries AG	11,134	355,378
Fielmann AG	2,361	181,874
Fraport AG Frankfurt Airport Services Worldwide	3,194	281,597
Freenet AG	12,332	392,772
GEA Group AG	5,291	216,222
Gerresheimer AG	958	76,955
Hamburger Hafen und Logistik AG	4,133	90,130
Hannover Rueck SE	1,607	192,359
Henkel AG & Co. KGaA	4,788	578,315
Hochtief AG	902	165,016
Hugo Boss AG	3,126	218,557
Infineon Technologies AG	3,187	67,192
Innogy SE(b)	24,382	958,433
K+S AG Registered Shares(a)	7,890	201,756
Krones AG	1,501	173,593
LEG Immobilien AG	2,552	239,578
Linde AG	3,546	670,560
MAN SE	1,193	127,727
Merck KGaA	4,102	494,755
METRO AG	10,534	355,090
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	6,871	1,383,573
OSRAM Licht AG	3,194	254,093
ProSiebenSat.1 Media SE	26	1,087
RHOEN-KLINIKUM AG	10,766	313,978
SAP SE	15,523	1,619,100
Siemens AG Registered Shares	19,300	2,649,218
Software AG	3,142	137,431
Suedzucker AG	8,621	179,397
Talanx AG	9,613	358,526
Telefonica Deutschland Holding AG	153,783	767,012
TUI AG	32,034	464,560
Uniper SE	10,928	204,845
Volkswagen AG	4,289	664,064
Wacker Chemie AG	1,187	128,682
Wirecard AG(a)	1,595	101,365

Total Germany		36,019,571
Hong Kong – 2.6%
AIA Group Ltd.	170,600	1,246,755
Bank of East Asia Ltd. (The)	18,400	79,078
BOC Hong Kong Holdings Ltd.	284,000	1,358,799
CLP Holdings Ltd.	133,500	1,412,563
Dah Sing Banking Group Ltd.	108,400	230,784
Hang Seng Bank Ltd.	34,400	719,600
Hong Kong & China Gas Co., Ltd.	371,730	699,037
Hong Kong Aircraft Engineering Co., Ltd.	30,400	208,341
Hong Kong Exchanges & Clearing Ltd.	31,600	816,873
Hopewell Holdings Ltd.	69,500	264,861
MTR Corp., Ltd.	142,000	799,454
New World Development Co., Ltd.	386,000	490,013
PCCW Ltd.	586,000	333,294
Power Assets Holdings Ltd.	29,000	256,141
Sino Land Co., Ltd.	482,000	790,321
Sun Hung Kai Properties Ltd.	63,000	925,658
Techtronic Industries Co., Ltd.	53,500	246,034
Wharf Holdings Ltd. (The)	82,000	679,617

Total Hong Kong		11,557,223
Ireland – 0.2%
C&C Group PLC	68,495	251,475
CRH PLC	12,675	447,789
Greencore Group PLC	26,476	84,602
Paddy Power Betfair PLC	377	40,191
Smurfit Kappa Group PLC	7,436	231,153

Total Ireland		1,055,210
Israel – 0.7%
B Communications Ltd.	9,620	166,779
Bank Hapoalim BM	33,124	223,440
Bezeq Israeli Telecommunication Corp., Ltd.	263,823	438,105
First International Bank of Israel Ltd.	6,703	121,510
Frutarom Industries Ltd.	1,595	111,568
Harel Insurance Investments & Financial Services Ltd.	45,339	268,550

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	37

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
Israel Chemicals Ltd.	70,110	$330,892
Mizrahi Tefahot Bank Ltd.	12,535	228,092
Nice Ltd.	1,277	102,388
Teva Pharmaceutical Industries Ltd.	30,000	992,062

Total Israel		2,983,386
Italy – 3.4%
A2A SpA	159,456	264,435
ACEA SpA	15,365	232,551
Anima Holding SpA(b)	11,936	85,425
Ascopiave SpA	37,676	149,540
Assicurazioni Generali SpA	57,699	948,302
Atlantia SpA	25,547	717,951
Banca Mediolanum SpA	7,813	64,739
BPER Banca	15,391	76,642
Cementir Holding SpA	8,961	53,351
Davide Campari-Milano SpA	3,284	23,110
De’ Longhi SpA	2,552	79,869
DiaSorin SpA	3,513	269,454
Ei Towers SpA	4,117	237,834
Enav SpA(b)	70,692	303,805
Enel SpA	453,783	2,429,437
Eni SpA	120,956	1,815,506
FinecoBank Banca Fineco SpA	20,121	158,119
Hera SpA	78,014	238,108
Infrastrutture Wireless Italiane SpA(b)	47,918	271,843
Intesa Sanpaolo SpA	774,421	2,451,946
Iren SpA	146,365	338,548
Luxottica Group SpA	7,400	427,490
Parmalat SpA	110,828	383,007
Poste Italiane SpA(b)	26,212	179,227
Recordati SpA	8,977	363,679
Saras SpA	56,242	130,731
Snam SpA	202,349	880,691
Societa Iniziative Autostradali e Servizi SpA	24,531	270,136
Telecom Italia SpA RSP	125,022	91,973
Terna Rete Elettrica Nazionale SpA	132,929	716,519
Unione di Banche Italiane SpA	54,379	233,575
UnipolSai Assicurazioni SpA	167,064	364,131

Total Italy		15,251,674
Japan – 17.8%
AIT Corp.	24,700	228,622
Alpen Co., Ltd.(a)	13,500	240,659
Amada Holdings Co., Ltd.	63,600	734,717
Astellas Pharma, Inc.	69,000	844,077
Bank of Kyoto Ltd. (The)	26,000	245,283
Benesse Holdings, Inc.	9,400	354,717
Bridgestone Corp.	24,000	1,033,820
Canon, Inc.	68,300	2,319,623
Chiba Bank Ltd. (The)	34,000	246,315
Dai-ichi Life Holdings, Inc.	31,900	575,341
Daicel Corp.	31,900	396,621
Daido Steel Co., Ltd.	40,000	230,331
Daiichi Sankyo Co., Ltd.	22,900	539,483
Daito Trust Construction Co., Ltd.	2,700	420,403
Daiwa House Industry Co., Ltd.	11,700	399,649
Daiwa Securities Group, Inc.	177,000	1,048,831
Denso Corp.	18,700	789,208
Eagle Industry Co., Ltd.	22,100	372,726
Eisai Co., Ltd.	7,700	425,227
FANUC Corp.	2,600	501,095
Fast Retailing Co., Ltd.	1,200	399,644
Fujitsu Ltd.	43,000	316,798
Fukuoka Financial Group, Inc.	32,000	152,083
Gfoot Co., Ltd.	22,100	160,695
Goldcrest Co., Ltd.	5,300	117,170
Gunma Bank Ltd. (The)	68,600	411,502
Hachijuni Bank Ltd. (The)	70,300	446,101
Hiday Hidaka Corp.	11,300	281,193
Hitachi Chemical Co., Ltd.	27,500	819,909
Hitachi Ltd.	195,000	1,196,449
Hitachi Metals Ltd.	22,000	305,838
Hokuhoku Financial Group, Inc.	22,200	353,864
Honda Motor Co., Ltd.	58,500	1,595,265
Hulic Co., Ltd.	31,900	325,643
Idemitsu Kosan Co., Ltd.	8,000	227,127
Isetan Mitsukoshi Holdings Ltd.	32,700	327,698
Isuzu Motors Ltd.	38,000	468,743
ITOCHU Corp.	63,900	949,173
Iyo Bank Ltd. (The)	32,100	265,691
J. Front Retailing Co., Ltd.	33,100	507,871
Japan Airlines Co., Ltd.	10,100	312,277
Japan Asia Group Ltd.	60,500	229,379
Japan Post Holdings Co., Ltd.	130,100	1,614,092
Japan Post Insurance Co., Ltd.	21,900	482,985
Japan Tobacco, Inc.	28,100	987,101
JSR Corp.	31,900	549,931
JXTG Holdings, Inc.	97,300	424,930
Kawasaki Heavy Industries Ltd.	128,000	378,213
KDDI Corp.	70,000	1,853,418
Keihanshin Building Co., Ltd.	51,000	317,275
Keiyo Co., Ltd.	105,800	735,402
KFC Holdings Japan Ltd.	7,700	136,648
Komatsu Ltd.	42,000	1,067,008
Konica Minolta, Inc.	18,200	150,965
Kubota Corp.	20,900	351,092
Kuraray Co., Ltd.	32,000	580,420
Lawson, Inc.	4,700	328,782
LIXIL Group Corp.	10,100	252,500
Marubeni Corp.	80,100	517,413
Mazda Motor Corp.	12,000	167,462
McDonald’s Holdings Co., Japan Ltd.	7,400	283,855
MINEBEA MITSUMI, Inc.	23,100	371,088
Mitsubishi Chemical Holdings Corp.	95,500	790,535
Mitsubishi Corp.	63,800	1,337,779
Mitsubishi Electric Corp.	34,200	491,724
Mitsubishi Heavy Industries Ltd.	180,000	736,597
Mitsubishi Materials Corp.	8,900	269,313

See Notes to Financial Statements.

38	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
Mitsubishi Motors Corp.	31,100	$204,824
Mitsubishi Tanabe Pharma Corp.	17,600	406,636
Mitsubishi UFJ Financial Group, Inc.	335,800	2,255,801
Mitsui & Co., Ltd.	95,800	1,368,876
Mitsui Mining & Smelting Co., Ltd.	67,000	261,775
Mizuho Financial Group, Inc.	989,600	1,809,041
Modec, Inc.	7,500	166,874
MOS Food Services, Inc.	8,900	273,669
MS&AD Insurance Group Holdings, Inc.	26,800	900,171
Murata Manufacturing Co., Ltd.	2,600	394,998
Nachi-Fujikoshi Corp.	68,000	385,511
Nagaileben Co., Ltd.	3,100	72,010
Nakanishi, Inc.	4,600	186,481
NGK Spark Plug Co., Ltd.	20,200	429,493
Nintendo Co., Ltd.	1,500	503,026
Nippon Telegraph & Telephone Corp.	55,500	2,622,864
Nissan Motor Co., Ltd.	159,800	1,590,036
NOK Corp.	9,400	198,608
Nomura Holdings, Inc.	80,200	480,658
Nomura Real Estate Holdings, Inc.	20,200	396,234
NTN Corp.	78,000	359,594
NTT DOCOMO, Inc.	108,800	2,567,974
Oji Holdings Corp.	61,000	314,881
Ono Pharmaceutical Co., Ltd.	10,800	235,589
Otsuka Holdings Co., Ltd.	10,700	456,150
Panasonic Corp.	71,500	969,794
Raysum Co., Ltd.	10,100	85,215
Resona Holdings, Inc.	100,400	552,665
Ricoh Co., Ltd.	22,400	197,764
SAMTY Co., Ltd.(a)	23,500	256,208
Sega Sammy Holdings, Inc.	32,000	430,616
Seiko Epson Corp.	31,800	707,264
Seiko Holdings Corp.	30,000	122,553
Sekisui House Ltd.	14,800	260,739
Seven & I Holdings Co., Ltd.	16,000	659,025
Shin-Etsu Chemical Co., Ltd.	15,500	1,405,015
SoftBank Group Corp.	6,800	550,548
Sojitz Corp.	159,500	391,794
Sompo Holdings, Inc.	19,000	733,722
Sony Financial Holdings, Inc.	22,600	384,980
Sparx Group Co., Ltd.	164,900	317,002
Subaru Corp.	30,000	1,010,858
Sumco Corp.	18,200	263,540
Sumitomo Corp.	52,200	679,213
Sumitomo Metal Mining Co., Ltd.	35,000	467,404
Sumitomo Mitsui Financial Group, Inc.	47,200	1,839,523
Sumitomo Mitsui Trust Holdings, Inc.	13,800	493,612
Sumitomo Rubber Industries Ltd.	23,100	389,797
Suzuki Motor Corp.	9,100	431,675
T&D Holdings, Inc.	32,000	486,864
Takeda Pharmaceutical Co., Ltd.	27,600	1,402,353
Tokai Tokyo Financial Holdings, Inc.	92,100	510,665
Tokio Marine Holdings, Inc.	28,800	1,192,140
Tokyo Electron Ltd.	4,400	593,663
Tokyu Fudosan Holdings Corp.	28,900	170,787
Toyo Tire & Rubber Co., Ltd.(a)	5,900	120,195
Toyota Motor Corp.	100,074	5,248,630
Unizo Holdings Co., Ltd.	1,400	38,813
Yahoo Japan Corp.	87,700	381,678
Yamaha Corp.	8,500	293,521
Yokohama Rubber Co., Ltd. (The)	8,600	172,597

Total Japan		80,347,595
Netherlands – 2.0%
Aalberts Industries N.V.	2,234	88,823
ABN AMRO Group N.V. CVA(b)	24,184	640,203
Aegon N.V.	34,281	174,812
Akzo Nobel N.V.	4,878	423,334
Arcadis N.V.	5,163	93,188
ASM International N.V.	4,327	251,644
ASML Holding N.V.	3,236	421,123
BE Semiconductor Industries N.V.	1,316	70,170
BinckBank N.V.	22,256	112,451
Brunel International N.V.	1,988	27,776
Corbion N.V.	4,469	142,719
Euronext N.V.(b)	1,265	65,575
Gemalto N.V.	1,277	76,538
Heineken N.V.	8,933	867,350
IMCD Group N.V.	2,875	155,609
ING Groep N.V.	120,818	2,080,764
Koninklijke Ahold Delhaize N.V.	24,475	467,296
Koninklijke DSM N.V.	3,731	270,813
Koninklijke KPN N.V.	30,387	97,077
Koninklijke Philips N.V.	25,661	910,078
Koninklijke Vopak N.V.	5,608	259,686
NN Group N.V.	16,334	579,758
Randstad Holding N.V.	4,482	261,323
Steinhoff International Holdings N.V.	5,775	29,370
Wessanen	8,501	143,886
Wolters Kluwer N.V.	8,670	366,520

Total Netherlands		9,077,886
New Zealand – 0.6%
Air New Zealand Ltd.	134,838	321,855
Contact Energy Ltd.	64,125	244,622
EBOS Group Ltd.	11,418	146,305
Freightways Ltd.	48,134	269,967
Genesis Energy Ltd.	162,681	289,449
Kiwi Property Group Ltd.	173,765	179,395
Mainfreight Ltd.	7,660	131,803
Mercury NZ Ltd.	77,737	188,971
Metlifecare Ltd.	53,335	209,709
Port of Tauranga Ltd.	95,843	312,284
SKY Network Television Ltd.	49,390	124,764
Trustpower Ltd.	41,551	165,200
Z Energy Ltd.	29,858	172,710

Total New Zealand		2,757,034
Norway – 1.6%
Aker ASA Class A	5,512	180,297

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	39

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
Aker BP ASA	20,934	$308,638
American Shipping Co. ASA*	21,657	64,377
Austevoll Seafood ASA	30,016	254,414
DNB ASA	25,244	427,933
Entra ASA(b)	14,979	185,971
Gjensidige Forsikring ASA	15,404	262,046
Kongsberg Gruppen ASA	9,262	147,057
Leroy Seafood Group ASA	51,070	276,486
Marine Harvest ASA*	33,836	577,219
Norsk Hydro ASA	76,686	423,681
Ocean Yield ASA	23,412	182,368
Orkla ASA	44,384	449,581
Protector Forsikring ASA	17,882	149,432
Salmar ASA	5,980	147,846
SpareBank 1 SMN	26,774	229,332
SpareBank 1 SR-Bank ASA	26,765	228,456
Statoil ASA	92,278	1,524,628
Telenor ASA	44,090	728,987
TGS Nopec Geophysical Co. ASA	2,554	52,168
Weifa ASA	14,294	48,633
Yara International ASA	5,912	221,330

Total Norway		7,070,880
Portugal – 0.4%
CTT – Correios de Portugal S.A.	6,242	39,462
EDP – Energias de Portugal S.A.	183,723	599,928
Galp Energia, SGPS, S.A.	32,195	486,724
Jeronimo Martins, SGPS, S.A.	15,004	292,458
REN – Redes Energeticas Nacionais, SGPS, S.A.	57,545	179,900
Semapa-Sociedade de Investimento e Gestao	12,425	240,558

Total Portugal		1,839,030
Singapore – 1.9%
Asian Pay Television Trust	307,300	127,219
CapitaLand Ltd.	223,500	568,145
City Developments Ltd.	31,700	247,043
ComfortDelGro Corp., Ltd.	95,700	159,865
CWT Ltd.	95,700	154,999
DBS Group Holdings Ltd.	63,800	961,043
Frasers Centrepoint Ltd.	256,000	349,551
Hutchison Port Holdings Trust	1,117,200	480,396
Keppel Corp., Ltd.	83,300	380,548
M1 Ltd.	63,800	101,016
Olam International Ltd.	127,600	180,717
Oversea-Chinese Banking Corp., Ltd.	86,800	680,228
RHT Health Trust	134,100	87,170
Sembcorp Industries Ltd.	95,700	214,080
Sembcorp Marine Ltd.	54,400	64,995
SIA Engineering Co., Ltd.	113,600	336,629
Singapore Technologies Engineering Ltd.	126,300	337,570
Singapore Telecommunications Ltd.	661,100	1,867,799
StarHub Ltd.	99,500	196,564
United Engineers Ltd.	63,900	127,164
United Overseas Bank Ltd.	53,528	898,840

Total Singapore		8,521,581
Spain – 4.3%
Abertis Infraestructuras S.A.	29,103	538,397
Amadeus IT Group S.A.	9,463	565,015
Atresmedia Corp. de Medios de Comunicacion S.A.	8,234	96,167
Banco Bilbao Vizcaya Argentaria S.A.	229,507	1,901,717
Banco de Sabadell S.A.	83,371	169,163
Banco Santander S.A.	376,000	2,483,881
Bankia S.A.	93,635	451,958
Bankinter S.A.	16,319	150,111
CaixaBank S.A.	176,853	843,146
Cia de Distribucion Integral Logista Holdings S.A.	8,302	217,973
Distribuidora Internacional de Alimentacion S.A.(a)	22,352	138,965
Ebro Foods S.A.	9,978	227,608
Enagas S.A.	10,216	286,053
Endesa S.A.(a)	54,806	1,260,806
Ferrovial S.A.	29,702	658,392
Gas Natural SDG S.A.	41,839	977,772
Grupo Catalana Occidente S.A.	522	21,927
Iberdrola S.A.	207,948	1,644,335
Industria de Diseno Textil S.A.	46,642	1,787,969
Mapfre S.A.	113,980	397,540
Mediaset Espana Comunicacion S.A.	14,685	182,480
Obrascon Huarte Lain S.A.(a)	15,214	54,469
Red Electrica Corp. S.A.(a)	15,328	319,840
Repsol S.A.	75,805	1,158,556
Tecnicas Reunidas S.A.	2,233	86,249
Telefonica S.A.	261,522	2,695,845
Viscofan S.A.	3,513	207,550
Zardoya Otis S.A.	5,703	58,931

Total Spain		19,582,815
Sweden – 3.1%
AAK AB	3,513	256,148
AF AB Class B	9,258	191,097
Assa Abloy AB Class B	13,006	285,423
Atlas Copco AB Class A	19,760	756,707
Atrium Ljungberg AB Class B	19,123	318,545
Avanza Bank Holding AB	1,257	54,828
Axfood AB	11,811	196,884
Com Hem Holding AB	19,306	267,804
Electrolux AB Series B	6,383	208,944
Fabege AB	16,280	312,685
Hennes & Mauritz AB Class B	37,513	933,539
Hexpol AB	2,398	26,142
Husqvarna AB Class B	11,396	113,088
ICA Gruppen AB	9,511	353,623
Indutrade AB	3,297	75,442
Investment AB Latour Class B	2,724	34,104
Kinnevik AB Class B	7,140	218,317
Lifco AB Class B	3,133	100,588
Loomis AB Class B	3,514	125,819
NetEnt AB*	2,968	25,916
Nordea Bank AB	177,588	2,257,078
Sandvik AB	31,251	490,928

See Notes to Financial Statements.

40	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
Securitas AB Class B	14,047	$236,488
Skandinaviska Enskilda Banken AB Class A	78,627	949,913
Skanska AB Class B	8,065	191,142
SKF AB Class B	10,082	204,041
Svenska Cellulosa AB SCA Class B	15,323	115,814
Svenska Handelsbanken AB Class A	45,978	657,409
Swedbank AB Class A	53,347	1,298,485
Swedish Match AB	7,331	257,881
Tele2 AB Class B	16,978	177,539
Telefonaktiebolaget LM Ericsson Class B	70,126	500,927
Telia Co. AB	30,753	141,431
Thule Group AB(b)	7,983	149,636
Trelleborg AB Class B	13,472	307,149
Volvo AB Class B	45,341	771,940
Wallenstam AB Class B	32,888	316,420

Total Sweden		13,879,864
Switzerland – 8.0%
ABB Ltd. Registered Shares	41,788	1,033,300
Adecco Group AG Registered Shares	2,071	157,653
Baloise Holding AG Registered Shares	1,595	246,832
BKW AG	3,589	210,996
Cie Financiere Richemont S.A. Registered Shares	10,037	827,988
Clariant AG Registered Shares*	4,152	91,568
Coca-Cola HBC AG*	10,216	299,638
Credit Suisse Group AG Registered Shares*	78,421	1,134,982
DKSH Holding AG	3,194	259,649
EMS-Chemie Holding AG Registered Shares	581	428,932
GAM Holding AG*	2,844	38,162
Geberit AG Registered Shares	958	447,363
Givaudan S.A. Registered Shares	319	638,899
Julius Baer Group Ltd.*	3,997	210,566
Kuehne + Nagel International AG Registered Shares	6,702	1,119,741
LafargeHolcim Ltd. Registered Shares*	18,121	1,038,838
Logitech International S.A. Registered Shares	6,901	254,018
Lonza Group AG Registered Shares*	1,919	415,401
Mobilezone Holding AG Registered Shares	21,418	315,349
Nestle S.A. Registered Shares	75,530	6,581,714
Novartis AG Registered Shares	78,626	6,551,825
Partners Group Holding AG	413	256,387
Roche Holding AG Bearer Shares	6,975	1,799,013
Roche Holding AG Genusschein	17,609	4,490,281
SGS S.A. Registered Shares	319	773,475
Sonova Holding AG Registered Shares	1,596	259,486
STMicroelectronics N.V.	15,895	228,063
Straumann Holding AG Registered Shares	639	363,990
Sulzer AG Registered Shares	1,914	217,252
Sunrise Communications Group AG*(b)	3,080	242,341
Swatch Group AG (The) Bearer Shares	908	335,742
Swiss Life Holding AG Registered Shares*	957	323,380
Swiss Re AG	3,274	299,657
Swisscom AG Registered Shares	957	462,386
UBS Group AG Registered Shares*	80,435	1,364,031
Vifor Pharma AG	1,197	132,118
Vontobel Holding AG Registered Shares	2,236	145,463
Zurich Insurance Group AG	6,349	1,850,369

Total Switzerland		35,846,848
United Arab Emirates – 0.0%
Gulf Marine Services PLC	92,761	66,271
United Kingdom – 18.9%
Abcam PLC	2,625	33,194
Aberdeen Asset Management PLC	11,899	46,678
Admiral Group PLC	7,982	207,675
Aggreko PLC	9,896	118,325
Ashmore Group PLC	8,766	40,217
Associated British Foods PLC	10,164	387,626
AstraZeneca PLC	42,483	2,833,661
Aviva PLC	82,484	563,570
Babcock International Group PLC	13,090	149,714
BAE Systems PLC	97,954	806,048
Barclays PLC	299,192	787,958
Barratt Developments PLC	54,961	402,291
BBA Aviation PLC	51,101	204,045
Bellway PLC	6,991	270,158
Berkeley Group Holdings PLC	7,659	321,043
BHP Billiton PLC	70,074	1,070,425
Big Yellow Group PLC	20,748	213,449
Bodycote PLC	6,366	62,308
Booker Group PLC	64,560	156,148
BP PLC	1,139,629	6,554,858
Brewin Dolphin Holdings PLC	23,952	106,622
British American Tobacco PLC	53,427	3,632,342
British Land Co. PLC (The)	32,887	258,661
Britvic PLC	20,822	187,163
BT Group PLC	262,849	1,006,358
Capita PLC	41,385	371,730
Carnival PLC	5,107	336,994
Centrica PLC	346,166	900,203
Close Brothers Group PLC	4,150	81,345
CNH Industrial N.V.	33,848	382,772
Compass Group PLC	38,864	817,823
Cranswick PLC	4,789	174,428
Croda International PLC	3,435	173,344
Debenhams PLC	212,285	119,261
Dechra Pharmaceuticals PLC	11,741	259,266
Derwent London PLC	3,833	132,139
Diageo PLC	67,852	1,999,372
Direct Line Insurance Group PLC	42,465	196,038
Dixons Carphone PLC	56,281	207,329
Domino’s Pizza Group PLC	31,614	120,690
Drax Group PLC	5,746	24,309
DS Smith PLC	35,444	218,045
Dunelm Group PLC	12,088	94,446
easyJet PLC	21,049	371,572
Electrocomponents PLC	21,848	163,749
EMIS Group PLC	16,098	192,690
esure Group PLC	6,820	26,727

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	41

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
Foxtons Group PLC	29,378	$36,157
Fresnillo PLC	10,675	206,053
G4S PLC	58,436	247,755
Galliford Try PLC	11,532	173,912
GlaxoSmithKline PLC	209,929	4,459,798
Greggs PLC	6,702	94,020
Halfords Group PLC	8,065	35,828
Halma PLC	8,318	118,851
Hammerson PLC	30,974	231,142
Hargreaves Lansdown PLC	3,520	59,531
Hays PLC	79,933	172,356
Hikma Pharmaceuticals PLC	890	16,994
HomeServe PLC	28,861	275,731
Howden Joinery Group PLC	22,352	118,198
HSBC Holdings PLC	765,735	7,078,931
IMI PLC	4,679	72,630
Imperial Brands PLC	38,140	1,708,453
Inchcape PLC	15,641	153,291
Informa PLC	37,940	329,697
Inmarsat PLC	24,394	243,828
International Consolidated Airlines Group S.A.	69,235	548,735
Intertek Group PLC	4,788	262,271
Intu Properties PLC(a)	66,796	233,484
ITV PLC	194,703	458,777
J Sainsbury PLC	67,780	221,604
Jardine Lloyd Thompson Group PLC	11,692	182,248
John Wood Group PLC	4,407	36,665
Johnson Matthey PLC	4,152	154,840
Kcom Group PLC	204,404	236,304
Ladbrokes Coral Group PLC	91,111	135,509
Land Securities Group PLC	21,389	281,444
Legal & General Group PLC	58,146	195,091
Lloyds Banking Group PLC	1,079,102	927,224
London Stock Exchange Group PLC	1,915	90,694
Low & Bonar PLC	50,024	55,232
LSL Property Services PLC	18,577	53,148
Marks & Spencer Group PLC	88,943	385,070
Mediclinic International PLC	4,790	46,136
Meggitt PLC	28,100	174,071
Melrose Industries PLC	6,383	20,106
Micro Focus International PLC	5,108	150,682
Mondi PLC	10,535	275,604
Moneysupermarket.com Group PLC	36,401	167,240
Morgan Advanced Materials PLC	55,134	203,175
N Brown Group PLC	31,841	128,216
National Grid PLC	132,212	1,634,590
NEX Group PLC	22,595	183,289
Old Mutual PLC	54,023	135,715
Pagegroup PLC	30,655	189,460
Pearson PLC	56,587	508,278
Pennon Group PLC	15,641	167,716
Persimmon PLC	12,767	371,806
Pets at Home Group PLC(a)	82,566	172,778
Prudential PLC	35,112	803,169
PZ Cussons PLC	22,344	99,319
QinetiQ Group PLC	19,337	67,868
Reckitt Benckiser Group PLC	15,707	1,588,138
Redde PLC	42,466	89,361
RELX N.V.	26,504	544,124
RELX PLC	34,489	743,671
Renishaw PLC	1,318	61,975
Restaurant Group PLC (The)	17,876	76,046
Rightmove PLC	2,875	158,715
Rio Tinto PLC	47,216	1,988,357
Rolls-Royce Holdings PLC*	29,230	338,297
Rotork PLC	40,550	123,991
Royal Dutch Shell PLC Class A	216,423	5,720,843
Royal Dutch Shell PLC Class B	265,800	7,121,002
Royal Mail PLC	92,313	505,061
Saga PLC	10,248	27,875
Sage Group PLC (The)	30,654	273,948
Savills PLC	13,728	156,654
Segro PLC	52,377	332,828
Severn Trent PLC	11,172	316,649
Smith & Nephew PLC	18,517	318,698
Smiths Group PLC	15,322	317,843
Soco International PLC	85,677	129,931
Spirax-Sarco Engineering PLC	3,164	219,878
SSE PLC	67,957	1,282,602
St. James’s Place PLC	7,030	107,936
Standard Life PLC	69,692	361,291
TalkTalk Telecom Group PLC	118,957	278,907
Tate & Lyle PLC	24,591	211,459
Taylor Wimpey PLC	77,844	178,165
Ted Baker PLC	2,875	89,254
Telecom Plus PLC	7,341	110,136
TP ICAP PLC	20,334	123,427
Travis Perkins PLC	11,012	208,124
Trinity Mirror PLC	62,489	79,750
U & I Group PLC	31,846	78,079
Unilever N.V. CVA	42,770	2,357,113
Unilever PLC	27,193	1,467,643
United Utilities Group PLC	26,504	298,657
Vedanta Resources PLC	19,177	159,922
Victrex PLC	3,236	78,856
Vodafone Group PLC	862,466	2,439,452
Weir Group PLC (The)	6,033	135,651
WH Smith PLC	7,340	163,513
Whitbread PLC	3,195	164,636
WS Atkins PLC	7,983	215,790
Xaar PLC	22,904	112,459

Total United Kingdom		85,432,230
TOTAL COMMON STOCKS (Cost: $412,087,459)		449,885,087
RIGHTS – 0.0%
New Zealand – 0.0%
Kiwi Property Group Ltd., expiring 7/10/17*	15,797	578

See Notes to Financial Statements.

42	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Investments	Shares	Value
Spain – 0.0%
Repsol S.A., expiring 7/6/17*	74,797	$34,124
TOTAL RIGHTS (Cost: $35,636)		34,702
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $2,333,800)(d)	2,333,800	2,333,800
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $414,456,895)		452,253,589
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.3)%		(1,289,108)

NET ASSETS – 100.0%		$450,964,481
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $4,009,909 and the total market value of the collateral held by the Fund was $4,284,899. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,951,099.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	AUD	4,497,902	USD	3,346,754	$(103,362)
7/5/2017	AUD	4,498,132	USD	3,346,754	(103,538)
7/5/2017	AUD	4,499,426	USD	3,346,754	(104,531)
7/5/2017	AUD	4,498,150	USD	3,346,754	(103,552)
7/5/2017	AUD	3,427,286	USD	2,549,908	(78,992)
7/5/2017	AUD	1,201,270	USD	910,721	(10,713)
7/5/2017	AUD	266,308	USD	202,383	(1,889)
7/5/2017	CHF	4,598,277	USD	4,762,927	(38,699)
7/5/2017	CHF	4,598,301	USD	4,762,927	(38,724)
7/5/2017	CHF	4,598,511	USD	4,762,927	(38,943)
7/5/2017	CHF	4,597,944	USD	4,762,927	(38,351)
7/5/2017	CHF	3,503,432	USD	3,628,897	(29,466)
7/5/2017	CHF	1,262,087	USD	1,296,091	(21,809)
7/5/2017	CHF	280,215	USD	288,020	(4,587)
7/5/2017	DKK	2,214,708	USD	335,364	(4,378)
7/5/2017	DKK	2,214,432	USD	335,364	(4,335)
7/5/2017	DKK	2,214,566	USD	335,364	(4,356)
7/5/2017	DKK	2,214,552	USD	335,364	(4,354)
7/5/2017	DKK	1,687,397	USD	255,518	(3,333)
7/5/2017	DKK	608,037	USD	91,259	(2,015)
7/5/2017	DKK	134,954	USD	20,280	(422)
7/5/2017	EUR	9,898,969	USD	11,151,278	(138,991)
7/5/2017	EUR	9,898,978	USD	11,151,278	(139,001)
7/5/2017	EUR	9,898,881	USD	11,151,278	(138,891)
7/5/2017	EUR	9,900,542	USD	11,151,278	(140,785)
7/5/2017	EUR	7,542,187	USD	8,496,213	(106,028)
7/5/2017	EUR	2,718,683	USD	3,034,115	(66,678)
7/5/2017	EUR	603,225	USD	674,248	(13,761)
7/5/2017	GBP	7,061,006	USD	9,125,214	(46,675)
7/5/2017	GBP	7,060,985	USD	9,125,214	(46,647)
7/5/2017	GBP	7,061,291	USD	9,125,214	(47,044)
7/5/2017	GBP	7,061,023	USD	9,125,214	(46,697)
7/5/2017	GBP	5,379,962	USD	6,952,547	(35,751)
7/5/2017	GBP	1,944,714	USD	2,483,159	(42,926)
7/5/2017	GBP	432,344	USD	551,813	(9,779)
7/5/2017	ILS	838,672	USD	237,204	(3,124)
7/5/2017	ILS	838,695	USD	237,204	(3,131)
7/5/2017	ILS	838,764	USD	237,204	(3,150)
7/5/2017	ILS	838,732	USD	237,204	(3,141)
7/5/2017	ILS	639,338	USD	180,731	(2,476)
7/5/2017	ILS	227,777	USD	64,548	(723)
7/5/2017	ILS	50,577	USD	14,344	(149)
7/5/2017	JPY	22,848,443	AUD	264,263	(647)
7/5/2017	JPY	21,046,173	CHF	179,408	32
7/5/2017	JPY	70,833,874	EUR	551,481	(1,427)
7/5/2017	JPY	11,419,597	GBP	77,950	(381)
7/5/2017	JPY	1,396,141	ILS	43,255	(31)
7/5/2017	JPY	1,782,217	NOK	132,212	(78)
7/5/2017	JPY	3,532,453	NZD	42,893	(32)
7/5/2017	JPY	24,480,046	SEK	1,833,368	(508)
7/5/2017	JPY	1,498,889	SGD	18,353	(10)
7/5/2017	JPY	1,471,201,154	USD	13,323,189	229,551
7/5/2017	JPY	1,471,183,834	USD	13,323,189	229,705
7/5/2017	JPY	1,471,325,060	USD	13,323,189	228,448
7/5/2017	JPY	1,471,191,828	USD	13,323,189	229,634
7/5/2017	JPY	1,120,895,973	USD	10,151,002	175,068
7/5/2017	JPY	400,591,349	USD	3,625,517	60,268
7/5/2017	JPY	89,582,558	USD	805,671	8,389
7/5/2017	NOK	11,556,167	USD	1,372,754	(6,815)
7/5/2017	NOK	11,556,781	USD	1,372,754	(6,888)
7/5/2017	NOK	11,556,829	USD	1,372,754	(6,894)
7/5/2017	NOK	11,556,391	USD	1,372,754	(6,842)
7/5/2017	NOK	8,805,093	USD	1,045,912	(5,235)
7/5/2017	NOK	3,173,907	USD	373,554	(5,345)
7/5/2017	NOK	702,178	USD	83,012	(814)
7/5/2017	NZD	319,308	USD	226,473	(7,325)
7/5/2017	NZD	319,321	USD	226,473	(7,334)
7/5/2017	NZD	319,321	USD	226,473	(7,334)
7/5/2017	NZD	319,327	USD	226,473	(7,338)
7/5/2017	NZD	243,313	USD	172,555	(5,599)
7/5/2017	NZD	85,568	USD	61,629	(1,024)
7/5/2017	NZD	18,911	USD	13,695	(152)
7/5/2017	SEK	14,716,999	USD	1,699,768	(45,079)
7/5/2017	SEK	14,717,185	USD	1,699,768	(45,101)
7/5/2017	SEK	14,716,817	USD	1,699,768	(45,057)
7/5/2017	SEK	14,716,926	USD	1,699,768	(45,070)
7/5/2017	SEK	11,213,311	USD	1,295,065	(34,385)
7/5/2017	SEK	4,043,821	USD	462,543	(16,892)
7/5/2017	SEK	896,627	USD	102,787	(3,517)
7/5/2017	SGD	1,175,360	USD	849,980	(3,679)
7/5/2017	SGD	1,175,514	USD	849,980	(3,790)
7/5/2017	SGD	1,175,523	USD	849,980	(3,797)
7/5/2017	SGD	1,175,463	USD	849,980	(3,753)
7/5/2017	SGD	895,581	USD	647,606	(2,850)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	43

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	SGD	319,782	USD	231,297	$(959)
7/5/2017	SGD	71,191	USD	51,399	(307)
7/5/2017	USD	910,721	AUD	1,194,993	5,898
7/5/2017	USD	210,537	AUD	277,466	2,293
7/5/2017	USD	3,345,041	AUD	4,360,803	(87)
7/5/2017	USD	2,548,606	AUD	3,322,564	(33)
7/5/2017	USD	3,345,041	AUD	4,360,786	(100)
7/5/2017	USD	3,345,041	AUD	4,360,808	(83)
7/5/2017	USD	3,345,041	AUD	4,360,917	—
7/5/2017	USD	1,296,091	CHF	1,259,710	19,327
7/5/2017	USD	299,625	CHF	290,571	3,795
7/5/2017	USD	4,760,490	CHF	4,558,978	99
7/5/2017	USD	3,627,040	CHF	3,473,471	38
7/5/2017	USD	4,760,490	CHF	4,558,745	(144)
7/5/2017	USD	4,760,490	CHF	4,558,993	114
7/5/2017	USD	4,760,490	CHF	4,558,883	—
7/5/2017	USD	91,259	DKK	605,379	1,608
7/5/2017	USD	21,097	DKK	139,968	374
7/5/2017	USD	335,192	DKK	2,185,103	8
7/5/2017	USD	255,389	DKK	1,664,853	4
7/5/2017	USD	335,192	DKK	2,185,159	17
7/5/2017	USD	335,192	DKK	2,185,104	8
7/5/2017	USD	21,192	DKK	137,974	(26)
7/5/2017	USD	335,192	DKK	2,185,050	—
7/5/2017	USD	3,034,115	EUR	2,706,825	53,154
7/5/2017	USD	701,414	EUR	625,797	12,338
7/5/2017	USD	11,145,573	EUR	9,771,847	(293)
7/5/2017	USD	8,491,867	EUR	7,445,284	(149)
7/5/2017	USD	11,145,573	EUR	9,771,813	(333)
7/5/2017	USD	11,145,573	EUR	9,771,864	(274)
7/5/2017	USD	11,145,573	EUR	9,772,104	—
7/5/2017	USD	2,483,159	GBP	1,938,369	34,684
7/5/2017	USD	574,046	GBP	450,434	11,044
7/5/2017	USD	9,120,545	GBP	7,021,313	(216)
7/5/2017	USD	6,948,990	GBP	5,349,615	(111)
7/5/2017	USD	9,120,545	GBP	7,021,264	(279)
7/5/2017	USD	9,120,545	GBP	7,021,302	(230)
7/5/2017	USD	9,120,545	GBP	7,021,475	(5)
7/5/2017	USD	64,548	ILS	227,395	614
7/5/2017	USD	14,922	ILS	52,543	135
7/5/2017	USD	237,083	ILS	827,370	6
7/5/2017	USD	180,637	ILS	630,378	3
7/5/2017	USD	237,083	ILS	827,390	12
7/5/2017	USD	237,083	ILS	827,369	6
7/5/2017	USD	237,083	ILS	827,349	—
7/5/2017	USD	3,625,517	JPY	400,920,183	(57,342)
7/5/2017	USD	838,131	JPY	93,336,614	(7,438)
7/5/2017	USD	13,316,372	JPY	1,496,267,507	356
7/5/2017	USD	10,145,810	JPY	1,140,003,503	181
7/5/2017	USD	13,316,372	JPY	1,496,272,833	403
7/5/2017	USD	13,316,372	JPY	1,496,264,843	332
7/5/2017	USD	13,316,372	JPY	1,496,227,557	—
7/5/2017	USD	373,554	NOK	3,160,007	3,686
7/5/2017	USD	86,357	NOK	732,116	1,043
7/5/2017	USD	1,372,052	NOK	11,493,488	34
7/5/2017	USD	1,045,375	NOK	8,756,866	15
7/5/2017	USD	1,372,052	NOK	11,493,544	41
7/5/2017	USD	1,372,052	NOK	11,493,486	34
7/5/2017	USD	1,372,052	NOK	11,493,199	—
7/5/2017	USD	61,629	NZD	84,946	568
7/5/2017	USD	14,247	NZD	19,502	32
7/5/2017	USD	226,357	NZD	309,138	(6)
7/5/2017	USD	172,467	NZD	235,543	(2)
7/5/2017	USD	226,357	NZD	309,137	(7)
7/5/2017	USD	226,357	NZD	309,139	(6)
7/5/2017	USD	226,357	NZD	309,146	—
7/5/2017	USD	462,543	SEK	4,020,340	14,108
7/5/2017	USD	106,929	SEK	931,098	3,462
7/5/2017	USD	1,698,898	SEK	14,329,797	42
7/5/2017	USD	1,294,403	SEK	10,917,862	18
7/5/2017	USD	1,698,898	SEK	14,329,870	51
7/5/2017	USD	1,698,898	SEK	14,329,797	42
7/5/2017	USD	1,698,898	SEK	14,329,440	—
7/5/2017	USD	231,297	SGD	319,676	882
7/5/2017	USD	53,470	SGD	74,187	412
7/5/2017	USD	849,545	SGD	1,169,671	(19)
7/5/2017	USD	647,275	SGD	891,188	(9)
7/5/2017	USD	849,545	SGD	1,169,637	(43)
7/5/2017	USD	849,545	SGD	1,169,667	(21)
7/5/2017	USD	849,545	SGD	1,169,696	—
8/2/2017	AUD	1,571,179	USD	1,204,791	34
8/2/2017	AUD	1,197,100	USD	917,940	21
8/2/2017	AUD	1,571,169	USD	1,204,791	42
8/2/2017	AUD	1,571,181	USD	1,204,791	32
8/2/2017	AUD	1,571,218	USD	1,204,791	4
8/2/2017	DKK	2,670,959	USD	410,343	(11)
8/2/2017	DKK	2,035,035	USD	312,643	(10)
8/2/2017	DKK	2,671,091	USD	410,343	(31)
8/2/2017	DKK	2,671,049	USD	410,343	(25)
8/2/2017	DKK	2,670,934	USD	410,343	(7)
8/2/2017	EUR	9,523,313	USD	10,877,557	149
8/2/2017	EUR	7,255,954	USD	8,287,664	5
8/2/2017	EUR	9,523,388	USD	10,877,557	63
8/2/2017	EUR	9,523,313	USD	10,877,557	149
8/2/2017	EUR	9,523,547	USD	10,877,557	(118)
8/2/2017	GBP	6,698,397	USD	8,708,687	119
8/2/2017	GBP	5,103,582	USD	6,635,192	40
8/2/2017	GBP	6,698,428	USD	8,708,687	79
8/2/2017	GBP	6,698,330	USD	8,708,687	206
8/2/2017	GBP	6,698,495	USD	8,708,687	(8)
8/2/2017	NOK	12,782,961	USD	1,526,830	(71)
8/2/2017	NOK	9,739,141	USD	1,163,303	(19)
8/2/2017	NOK	12,782,891	USD	1,526,830	(63)
8/2/2017	NOK	12,782,862	USD	1,526,830	(59)
8/2/2017	NOK	12,782,593	USD	1,526,830	(27)
8/2/2017	NZD	131,907	USD	96,536	1
8/2/2017	NZD	100,506	USD	73,555	—
8/2/2017	NZD	131,906	USD	96,536	1
8/2/2017	NZD	131,905	USD	96,536	2
8/2/2017	NZD	131,910	USD	96,536	(2)
8/2/2017	SEK	12,573,367	USD	1,492,953	(60)
8/2/2017	SEK	9,579,519	USD	1,137,490	(21)
8/2/2017	SEK	12,573,516	USD	1,492,953	(78)
8/2/2017	SEK	12,573,352	USD	1,492,953	(58)
8/2/2017	SEK	12,573,131	USD	1,492,953	(32)
8/3/2017	CHF	4,753,904	USD	4,972,916	(211)

See Notes to Financial Statements.

44	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
8/3/2017	CHF	3,622,001	USD	3,788,890	$(137)
8/3/2017	CHF	4,753,715	USD	4,972,916	(13)
8/3/2017	CHF	4,753,844	USD	4,972,916	(148)
8/3/2017	CHF	4,753,799	USD	4,972,916	(102)
8/3/2017	ILS	1,158,749	USD	332,377	(23)
8/3/2017	ILS	882,850	USD	253,243	(12)
8/3/2017	ILS	1,158,764	USD	332,377	(27)
8/3/2017	ILS	1,158,791	USD	332,377	(35)
8/3/2017	ILS	1,158,749	USD	332,377	(23)
8/3/2017	JPY	1,570,970,733	USD	13,997,991	(510)
8/3/2017	JPY	1,196,914,197	USD	10,665,137	(246)
8/3/2017	JPY	1,571,000,129	USD	13,997,991	(771)
8/3/2017	JPY	1,570,969,333	USD	13,997,991	(497)
8/3/2017	JPY	1,570,913,341	USD	13,997,991	2
8/3/2017	SGD	1,162,040	USD	844,328	(30)
8/3/2017	SGD	885,361	USD	643,299	(20)
8/3/2017	SGD	1,161,999	USD	844,328	—
8/3/2017	SGD	1,162,073	USD	844,328	(54)
8/3/2017	SGD	1,162,052	USD	844,328	(39)
					$(845,675)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	45

Schedule of Investments

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

June 30, 2017

Investments	Shares	Value

EXCHANGE-TRADED FUND – 99.9%
United States – 99.9%
WisdomTree International Quality Dividend Growth Fund(a)
(Cost: $1,987,219)	82,329	$2,329,087
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		2,011

NET ASSETS – 100.0%		$2,331,098
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	AUD	16,502	USD	12,279	$(379)
7/5/2017	AUD	16,503	USD	12,279	(380)
7/5/2017	AUD	16,508	USD	12,279	(384)
7/5/2017	AUD	16,503	USD	12,279	(380)
7/5/2017	AUD	12,575	USD	9,356	(290)
7/5/2017	CHF	38,645	USD	40,029	(325)
7/5/2017	CHF	38,645	USD	40,029	(325)
7/5/2017	CHF	38,647	USD	40,029	(327)
7/5/2017	CHF	38,642	USD	40,029	(322)
7/5/2017	CHF	29,445	USD	30,499	(249)
7/5/2017	DKK	40,739	USD	6,169	(81)
7/5/2017	DKK	40,734	USD	6,169	(80)
7/5/2017	DKK	40,737	USD	6,169	(80)
7/5/2017	DKK	40,737	USD	6,169	(80)
7/5/2017	DKK	31,064	USD	4,704	(61)
7/5/2017	EUR	54,385	USD	61,265	(764)
7/5/2017	EUR	54,385	USD	61,265	(764)
7/5/2017	EUR	54,384	USD	61,265	(763)
7/5/2017	EUR	54,393	USD	61,265	(773)
7/5/2017	EUR	41,439	USD	46,681	(583)
7/5/2017	GBP	36,550	USD	47,235	(242)
7/5/2017	GBP	36,550	USD	47,235	(241)
7/5/2017	GBP	36,551	USD	47,235	(244)
7/5/2017	GBP	36,550	USD	47,235	(242)
7/5/2017	GBP	27,851	USD	35,992	(185)
7/5/2017	ILS	170	USD	48	(1)
7/5/2017	ILS	170	USD	48	(1)
7/5/2017	ILS	170	USD	48	(1)
7/5/2017	ILS	170	USD	48	(1)
7/5/2017	ILS	145	USD	41	(1)
7/5/2017	JPY	195,269	AUD	2,258	(6)
7/5/2017	JPY	173,612	CHF	1,480	—
7/5/2017	JPY	13,677	NZD	166	—
7/5/2017	JPY	6,370	SGD	78	—
7/5/2017	JPY	4,788,761	USD	43,367	747
7/5/2017	JPY	4,788,705	USD	43,367	748
7/5/2017	JPY	4,789,165	USD	43,367	744
7/5/2017	JPY	4,788,731	USD	43,367	747
7/5/2017	JPY	3,648,791	USD	33,044	570
7/5/2017	NOK	46,090	USD	5,475	(27)
7/5/2017	NOK	46,092	USD	5,475	(27)
7/5/2017	NOK	46,092	USD	5,475	$(28)
7/5/2017	NOK	46,091	USD	5,475	(27)
7/5/2017	NOK	35,139	USD	4,174	(21)
7/5/2017	NZD	1,105	USD	784	(25)
7/5/2017	NZD	1,105	USD	784	(25)
7/5/2017	NZD	1,105	USD	784	(25)
7/5/2017	NZD	1,105	USD	784	(25)
7/5/2017	NZD	846	USD	600	(19)
7/5/2017	SEK	111,336	USD	12,859	(341)
7/5/2017	SEK	111,338	USD	12,859	(341)
7/5/2017	SEK	111,335	USD	12,859	(341)
7/5/2017	SEK	111,336	USD	12,859	(341)
7/5/2017	SEK	84,871	USD	9,802	(260)
7/5/2017	SGD	3,709	USD	2,682	(12)
7/5/2017	SGD	3,709	USD	2,682	(12)
7/5/2017	SGD	3,709	USD	2,682	(12)
7/5/2017	SGD	3,709	USD	2,682	(12)
7/5/2017	SGD	2,828	USD	2,045	(9)
7/5/2017	USD	12,279	AUD	16,008	—
7/5/2017	USD	12,279	AUD	16,008	—
7/5/2017	USD	9,356	AUD	12,197	—
7/5/2017	USD	12,279	AUD	16,008	—
7/5/2017	USD	12,279	AUD	16,008	—
7/5/2017	USD	40,029	CHF	38,335	1
7/5/2017	USD	40,029	CHF	38,334	—
7/5/2017	USD	30,499	CHF	29,208	1
7/5/2017	USD	40,029	CHF	38,333	(1)
7/5/2017	USD	40,029	CHF	38,335	1
7/5/2017	USD	6,169	DKK	40,215	—
7/5/2017	USD	4,704	DKK	30,665	—
7/5/2017	USD	6,169	DKK	40,215	—
7/5/2017	USD	6,169	DKK	40,216	—
7/5/2017	USD	6,169	DKK	40,215	—
7/5/2017	USD	382	DKK	2,484	1
7/5/2017	USD	61,265	EUR	53,714	(2)
7/5/2017	USD	61,265	EUR	53,714	(1)
7/5/2017	USD	46,681	EUR	40,927	(1)
7/5/2017	USD	61,265	EUR	53,714	(2)
7/5/2017	USD	61,265	EUR	53,714	(2)
7/5/2017	USD	3,659	EUR	3,203	(5)
7/5/2017	USD	47,235	GBP	36,363	(1)
7/5/2017	USD	47,235	GBP	36,363	(1)
7/5/2017	USD	35,992	GBP	27,708	(1)
7/5/2017	USD	47,235	GBP	36,363	(1)
7/5/2017	USD	47,235	GBP	36,363	(1)
7/5/2017	USD	1,064	GBP	817	(3)
7/5/2017	USD	48	ILS	168	—
7/5/2017	USD	48	ILS	168	—
7/5/2017	USD	41	ILS	143	—
7/5/2017	USD	48	ILS	168	—
7/5/2017	USD	48	ILS	168	—
7/5/2017	USD	3	ILS	11	—
7/5/2017	USD	43,367	JPY	4,872,846	1
7/5/2017	USD	33,044	JPY	3,712,916	1
7/5/2017	USD	43,367	JPY	4,872,802	1
7/5/2017	USD	43,367	JPY	4,872,863	1
7/5/2017	USD	43,367	JPY	4,872,837	1
7/5/2017	USD	5,475	NOK	45,863	—

See Notes to Financial Statements.

46	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	USD	5,475	NOK	45,863	$—
7/5/2017	USD	4,174	NOK	34,965	—
7/5/2017	USD	5,475	NOK	45,864	—
7/5/2017	USD	5,475	NOK	45,863	—
7/5/2017	USD	130	NOK	1,086	(1)
7/5/2017	USD	784	NZD	1,071	—
7/5/2017	USD	600	NZD	819	—
7/5/2017	USD	784	NZD	1,071	—
7/5/2017	USD	784	NZD	1,071	—
7/5/2017	USD	784	NZD	1,071	—
7/5/2017	USD	12,859	SEK	108,463	—
7/5/2017	USD	12,859	SEK	108,461	—
7/5/2017	USD	9,802	SEK	82,678	—
7/5/2017	USD	12,859	SEK	108,463	—
7/5/2017	USD	12,859	SEK	108,463	—
7/5/2017	USD	1,625	SEK	13,687	(3)
7/5/2017	USD	2,682	SGD	3,693	—
7/5/2017	USD	2,682	SGD	3,693	—
7/5/2017	USD	2,045	SGD	2,816	—
7/5/2017	USD	2,682	SGD	3,693	—
7/5/2017	USD	2,682	SGD	3,693	—
8/2/2017	AUD	5,355	USD	4,106	—
8/2/2017	AUD	5,355	USD	4,106	—
8/2/2017	AUD	4,082	USD	3,130	—
8/2/2017	AUD	5,355	USD	4,106	—
8/2/2017	AUD	5,355	USD	4,106	—
8/2/2017	DKK	68,990	USD	10,599	—
8/2/2017	DKK	52,569	USD	8,076	—
8/2/2017	DKK	68,990	USD	10,599	—
8/2/2017	DKK	68,993	USD	10,599	(1)
8/2/2017	DKK	68,992	USD	10,599	(1)
8/2/2017	EUR	39,185	USD	44,757	1
8/2/2017	EUR	29,856	USD	34,102	—
8/2/2017	EUR	39,185	USD	44,757	—
8/2/2017	EUR	39,185	USD	44,757	—
8/2/2017	EUR	39,185	USD	44,757	1
8/2/2017	GBP	35,424	USD	46,055	1
8/2/2017	GBP	35,424	USD	46,055	—
8/2/2017	GBP	26,991	USD	35,092	1
8/2/2017	GBP	35,424	USD	46,055	—
8/2/2017	GBP	35,423	USD	46,055	1
8/2/2017	NOK	55,282	USD	6,603	—
8/2/2017	NOK	55,280	USD	6,603	—
8/2/2017	NOK	42,137	USD	5,033	—
8/2/2017	NOK	55,281	USD	6,603	—
8/2/2017	NOK	55,281	USD	6,603	—
8/2/2017	NZD	456	USD	334	—
8/2/2017	NZD	456	USD	334	—
8/2/2017	NZD	348	USD	255	—
8/2/2017	NZD	456	USD	334	—
8/2/2017	NZD	456	USD	334	—
8/2/2017	SEK	160,814	USD	19,095	(1)
8/2/2017	SEK	122,546	USD	14,551	(1)
8/2/2017	SEK	160,811	USD	19,095	—
8/2/2017	SEK	160,816	USD	19,095	(1)
8/2/2017	SEK	160,814	USD	19,095	(1)
8/3/2017	CHF	42,424	USD	44,378	(2)
8/3/2017	CHF	32,325	USD	33,814	(1)
8/3/2017	CHF	42,423	USD	44,378	$(2)
8/3/2017	CHF	42,422	USD	44,378	—
8/3/2017	CHF	42,423	USD	44,378	(1)
8/3/2017	ILS	6,798	USD	1,950	—
8/3/2017	ILS	5,184	USD	1,487	—
8/3/2017	ILS	6,798	USD	1,950	—
8/3/2017	ILS	6,798	USD	1,950	—
8/3/2017	ILS	6,798	USD	1,950	—
8/3/2017	JPY	6,749,858	USD	60,144	(2)
8/3/2017	JPY	5,143,207	USD	45,828	(2)
8/3/2017	JPY	6,749,768	USD	60,144	(1)
8/3/2017	JPY	6,749,985	USD	60,144	(3)
8/3/2017	JPY	6,749,852	USD	60,144	(2)
8/3/2017	SGD	736	USD	535	—
8/3/2017	SGD	736	USD	535	—
8/3/2017	SGD	562	USD	408	—
8/3/2017	SGD	736	USD	535	—
8/3/2017	SGD	736	USD	535	—
					$(6,963)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	47

Schedule of Investments

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value

COMMON STOCKS – 100.0%
Australia – 13.1%
Adelaide Brighton Ltd.	1,778	$7,678
Ainsworth Game Technology Ltd.	1,559	2,583
ALS Ltd.	1,266	7,235
Altium Ltd.	434	2,853
AMA Group Ltd.	1,490	1,109
Amaysim Australia Ltd.(a)	212	254
Ansell Ltd.	197	3,586
AP Eagers Ltd.	555	3,559
APN Outdoor Group Ltd.	667	2,461
ARB Corp., Ltd.	153	1,844
Asaleo Care Ltd.	2,965	3,343
AUB Group Ltd.	255	2,541
Austal Ltd.	1,185	1,663
Australian Pharmaceutical Industries Ltd.	1,620	2,367
Automotive Holdings Group Ltd.(a)	835	2,146
Baby Bunting Group Ltd.(a)	1,284	1,916
Bapcor Ltd.	628	2,645
Beach Energy Ltd.	4,482	1,977
Blackmores Ltd.(a)	44	3,235
Breville Group Ltd.	466	3,735
Brickworks Ltd.	87	920
BT Investment Management Ltd.	966	8,432
carsales.com Ltd.	820	7,246
Cedar Woods Properties Ltd.	227	907
Cleanaway Waste Management Ltd.	3,355	3,538
Collins Foods Ltd.	276	1,249
Corporate Travel Management Ltd.	70	1,232
Costa Group Holdings Ltd.	453	1,685
CSG Ltd.	3,383	1,933
CSR Ltd.	2,760	8,955
Data#3 Ltd.	958	1,268
Dicker Data Ltd.	971	1,765
Dongfang Modern Agriculture Holding Group Ltd.(a)	2,361	1,485
DuluxGroup Ltd.	1,098	5,845
Eclipx Group Ltd.	357	978
Elanor Investor Group	734	1,205
Estia Health Ltd.	486	1,137
Event Hospitality and Entertainment Ltd.	173	1,774
Fairfax Media Ltd.	8,935	7,539
Flight Centre Travel Group Ltd.(a)	303	8,902
G8 Education Ltd.	2,212	6,125
Genworth Mortgage Insurance Australia Ltd.	3,482	7,826
GrainCorp Ltd. Class A	238	1,729
Greencross Ltd.	446	2,070
GUD Holdings Ltd.	289	2,862
GWA Group Ltd.	1,203	2,907
Hansen Technologies Ltd.	390	1,209
Healthscope Ltd.	5,254	8,906
HFA Holdings Ltd.	591	1,088
HT&E Ltd.	866	1,754
IDP Education Ltd.	577	2,253
IMF Bentham Ltd.	778	1,128
Independence Group NL	413	$998
Invocare Ltd.	281	3,168
IOOF Holdings Ltd.	1,758	13,215
IPH Ltd.	692	2,548
IRESS Ltd.	607	5,908
iSentia Group Ltd.(a)	969	1,598
IVE Group Ltd.	1,166	1,923
Japara Healthcare Ltd.	1,310	2,110
JB Hi-Fi Ltd.(a)	512	9,178
Link Administration Holdings Ltd.	658	3,987
MACA Ltd.	3,160	3,999
Mantra Group Ltd.	1,028	2,405
McMillan Shakespeare Ltd.	339	3,484
Mineral Resources Ltd.	631	5,251
Monadelphous Group Ltd.	812	8,714
Myer Holdings Ltd.(a)	5,786	3,706
MYOB Group Ltd.	1,854	4,864
MyState Ltd.	557	2,072
Navitas Ltd.	1,378	5,126
NIB Holdings Ltd.	1,011	4,459
Nick Scali Ltd.	379	1,770
Nine Entertainment Co. Holdings Ltd.	4,163	4,407
Northern Star Resources Ltd.	1,001	3,647
Nufarm Ltd.	214	1,581
oOh!media Ltd.	552	1,744
Orora Ltd.	3,655	8,018
OZ Minerals Ltd.	945	5,371
Pact Group Holdings Ltd.	544	2,499
Peet Ltd.	1,257	1,152
Perpetual Ltd.	239	10,242
Platinum Asset Management Ltd.(a)	3,205	11,382
Premier Investments Ltd.	223	2,167
Primary Health Care Ltd.	1,097	3,063
Programmed Maintenance Services Ltd.	755	1,080
QMS Media Ltd.	1,444	1,285
Quintis Ltd.†	424	96
RCG Corp., Ltd.(a)	5,378	3,548
Regis Resources Ltd.	1,738	5,039
Retail Food Group Ltd.	926	3,338
Sandfire Resources NL	358	1,552
SeaLink Travel Group Ltd.	371	1,158
Select Harvests Ltd.	290	1,090
Seven Group Holdings Ltd.	823	6,906
Seven West Media Ltd.	4,872	2,672
SG Fleet Group Ltd.	581	1,693
Sigma Healthcare Ltd.	5,934	4,074
Silver Chef Ltd.	273	1,564
Sims Metal Management Ltd.	446	5,193
Sirtex Medical Ltd.	147	1,832
SmartGroup Corp. Ltd.	341	1,875
Southern Cross Media Group Ltd.	4,538	4,334
Spotless Group Holdings Ltd.	6,687	5,899
Steadfast Group Ltd.	1,377	2,810
Super Retail Group Ltd.	221	1,390

See Notes to Financial Statements.

48	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
Tassal Group Ltd.	441	$1,289
Technology One Ltd.	426	1,882
Villa World Ltd.	1,285	2,218
Village Roadshow Ltd.	739	2,296
Virtus Health Ltd.	219	904
Vita Group Ltd.	1,920	1,635
Viva Energy REIT	1,237	2,154
Vocus Group Ltd.(a)	2,030	5,247
Webjet Ltd.	332	3,145
WPP AUNZ Ltd.	3,508	3,364

Total Australia		394,900
Austria – 0.8%
Austria Technologie & Systemtechnik AG	166	1,863
DO & Co. AG	18	1,269
Porr AG	113	3,561
RHI AG	68	2,517
S IMMO AG	173	2,506
UNIQA Insurance Group AG	1,147	10,675
Zumtobel Group AG	70	1,296

Total Austria		23,687
Belgium – 1.5%
Barco N.V.	26	2,666
Cofinimmo S.A.	102	12,524
D’ieteren S.A./N.V.	123	5,741
Euronav N.V.	597	4,716
EVS Broadcast Equipment S.A.	57	2,288
Exmar N.V.	472	2,261
Greenyard N.V.	51	1,206
Ion Beam Applications	46	2,532
Orange Belgium S.A.	185	4,326
Warehouses De Pauw CVA	75	7,871

Total Belgium		46,131
China – 1.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1,000	1,463
China Aerospace International Holdings Ltd.	16,000	2,029
China Agri-Industries Holdings Ltd.	7,000	2,905
China Traditional Chinese Medicine Holdings Co., Ltd.	8,000	4,612
China Travel International Investment Hong Kong Ltd.	19,956	5,752
CITIC Telecom International Holdings Ltd.	11,678	3,740
CPMC Holdings Ltd.	4,000	1,973
Dah Chong Hong Holdings Ltd.	2,779	1,274
Goldpac Group Ltd.	5,835	1,757
Guotai Junan International Holdings Ltd.	16,052	4,976
Rivera Holdings Ltd.	18,000	1,383
Shougang Fushan Resources Group Ltd.	13,903	2,582
Sinotruk Hong Kong Ltd.	3,151	2,289
Yuexiu Property Co., Ltd.	52,638	8,968

Total China		45,703
Denmark – 1.5%
Alm Brand A/S	329	2,927
NNIT A/S(b)	62	1,888
Per Aarsleff Holding A/S	73	1,769
Ringkjoebing Landbobank A/S	29	1,446
Royal Unibrew A/S	150	7,186
Scandinavian Tobacco Group A/S Class A(b)	475	7,724
Schouw & Co. AB	46	4,929
SimCorp A/S	29	1,755
Spar Nord Bank A/S	583	7,638
Sydbank A/S	253	9,524

Total Denmark		46,786
Finland – 2.6%
Aktia Bank Oyj	219	2,340
Citycon Oyj	4,501	11,797
Cramo Oyj	121	3,616
DNA Oyj	437	6,928
F-Secure Oyj	256	1,218
Finnair Oyj	206	1,506
HKScan Oyj Class A	479	1,715
Kemira Oyj	650	8,199
Lassila & Tikanoja Oyj	186	3,906
Lehto Group Oyj	87	1,300
Metsa Board Oyj	733	5,313
Oriola Oyj Class B	224	935
Raisio Oyj Class V	516	2,142
Ramirent Oyj	277	2,790
Sanoma Oyj	141	1,316
Technopolis Oyj	761	3,203
Tieto Oyj	312	9,633
Tikkurila Oyj	197	4,253
Tokmanni Group Corp.	286	2,378
Uponor Oyj	96	1,742
YIT Oyj	218	1,820

Total Finland		78,050
France – 2.2%
Albioma S.A.	119	2,736
Coface S.A.	394	3,946
Europcar Groupe S.A.(b)	398	5,815
Gaztransport Et Technigaz S.A.	110	4,388
Haulotte Group S.A.	52	886
IPSOS	57	2,136
Jacquet Metal Service	111	2,936
Kaufman & Broad S.A.	98	4,365
Korian S.A.	140	4,770
LISI	51	2,426
Manitou BF S.A.	37	1,152
Mersen S.A.	34	1,115
Neopost S.A.	169	7,835
Nexans S.A.	48	2,622
Oeneo S.A.	101	1,073
Rallye S.A.	429	8,822
Technicolor S.A. Registered Shares	648	2,822
Television Francaise 1	468	6,544

Total France		66,389

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	49

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
Germany – 3.9%
Aareal Bank AG	200	$7,918
alstria office REIT-AG	627	8,464
AURELIUS Equity Opportunities SE & Co. KGaA(a)	193	10,354
BayWa AG	103	3,656
Bechtle AG	16	2,053
Bertrandt AG	13	1,301
bet-at-home.com AG	8	1,159
Bilfinger SE	118	4,616
Borussia Dortmund GmbH & Co. KGaA	149	1,037
CANCOM SE	24	1,457
Capital Stage AG	133	939
CENTROTEC Sustainable AG	56	1,230
Cewe Stiftung & Co. KGAA	22	1,853
CropEnergies AG	109	1,203
Diebold Nixdorf AG	75	6,159
Gerresheimer AG	49	3,936
GFT Technologies SE	51	1,057
Grammer AG	31	1,622
Hamburger Hafen und Logistik AG	207	4,514
Indus Holding AG	54	3,825
Kloeckner & Co. SE	232	2,440
Leoni AG	47	2,416
MLP AG	193	1,285
NORMA Group SE	64	3,322
Pfeiffer Vacuum Technology AG	32	4,677
RHOEN-KLINIKUM AG	56	1,633
Sixt SE	87	5,251
SMA Solar Technology AG(a)	43	1,290
Takkt AG	178	4,444
TLG Immobilien AG	342	6,980
VERBIO Vereinigte BioEnergie AG	89	1,002
VTG AG	84	3,271
Wacker Neuson SE	104	2,518
Washtec AG	31	2,381
Wuestenrot & Wuerttembergische AG	285	6,227

Total Germany		117,490
Hong Kong – 1.3%
Dah Sing Financial Holdings Ltd.	800	6,718
Hong Kong Aircraft Engineering Co., Ltd.	400	2,741
Hongkong & Shanghai Hotels Ltd. (The)	2,500	4,516
Kowloon Development Co., Ltd.	7,000	7,613
Lai Sun Development Co., Ltd.	42,107	1,537
Miramar Hotel & Investment	1,000	2,316
Television Broadcasts Ltd.	1,800	6,779
Vitasoy International Holdings Ltd.	2,520	5,184
Welling Holding Ltd.	10,000	2,280

Total Hong Kong		39,684
Indonesia – 0.1%
Bumitama Agri Ltd.	4,447	2,422
Ireland – 0.6%
C&C Group PLC	542	1,990
Grafton Group PLC	413	3,782
Greencore Group PLC	694	2,218
Hostelworld Group PLC(b)	565	2,547
IFG Group PLC	676	1,407
Irish Continental Group PLC	201	1,164
Origin Enterprises PLC	210	1,529
Total Produce PLC	1,003	2,482
UDG Healthcare PLC	145	1,631

Total Ireland		18,750
Israel – 3.2%
Amot Investments Ltd.	1,632	8,558
Ashtrom Properties Ltd.	435	2,009
B Communications Ltd.	179	3,103
Delek Automotive Systems Ltd.	712	5,792
Delta-Galil Industries Ltd.	75	2,214
Direct Insurance Financial Investments Ltd.	111	1,196
Discount Investment Corp. Ltd.	1,503	5,961
El Al Israel Airlines	3,117	2,867
Electra Consumer Products 1970 Ltd.	63	1,264
First International Bank of Israel Ltd.	373	6,762
Fox Wizel Ltd.	52	1,093
Gazit-Globe Ltd.	936	9,044
Harel Insurance Investments & Financial Services Ltd.	612	3,625
Inrom Construction Industries Ltd.	414	1,974
Magic Software Enterprises Ltd.	197	1,569
Matrix IT Ltd.	153	1,569
Maytronics Ltd.	251	982
Mediterranean Towers Ltd.	688	1,179
Meitav Dash Investments Ltd.	322	1,332
Melisron Ltd.	119	6,257
Migdal Insurance & Financial Holding Ltd.	1,967	2,103
Oil Refineries Ltd.	18,338	8,072
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	21	1,031
Scope Metals Group Ltd.	58	1,832
Sella Capital Real Estate Ltd.	1,191	2,308
Shapir Engineering and Industry Ltd.	916	2,906
Shikun & Binui Ltd.	1,657	4,306
Shufersal Ltd.	299	1,568
Strauss Group Ltd.	247	4,836

Total Israel		97,312
Italy – 4.1%
Anima Holding SpA(b)	726	5,196
Ascopiave SpA	1,169	4,640
Astaldi SpA	377	2,343
ASTM SpA	273	4,711
Banca IFIS SpA	155	6,288
Banca Popolare di Sondrio SCPA	384	1,512
Biesse SpA	58	2,076
BPER Banca	515	2,565
Brunello Cucinelli SpA	63	1,654
Cementir Holding SpA	275	1,637
Cerved Information Solutions SpA	219	2,340
Cofide SpA	1,311	867
Credito Emiliano SpA	778	6,274

See Notes to Financial Statements.

50	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
Datalogic SpA	46	$1,237
Ei Towers SpA	87	5,026
Enav SpA(b)	2,189	9,407
ERG SpA	536	7,526
Falck Renewables SpA	923	1,220
Geox SpA	486	1,600
Immobiliare Grande Distribuzione SIIQ SpA	2,393	2,104
Italmobiliare SpA	81	2,208
Maire Tecnimont SpA	609	2,826
MARR SpA	113	2,682
OVS SpA(b)	257	1,826
Piaggio & C. SpA	953	2,350
RAI Way SpA(b)	890	4,432
Salini Impregilo SpA	823	2,844
Saras SpA	5,069	11,783
Societa Cattolica di Assicurazioni SCRL	609	4,730
Societa Iniziative Autostradali e Servizi SpA	657	7,235
Technogym SpA(b)	132	1,015
Tod’s SpA	109	6,788
Zignago Vetro SpA	232	1,946

Total Italy		122,888
Japan – 25.0%
77 Bank Ltd. (The)	1,679	8,263
Adastria Co., Ltd.	100	2,786
Aida Engineering Ltd.	200	1,913
Airport Facilities Co., Ltd.	235	1,276
Akita Bank Ltd. (The)	396	1,170
Alpen Co., Ltd.	100	1,783
Alpine Electronics, Inc.	100	1,496
Amano Corp.	100	2,082
AOKI Holdings, Inc.	200	2,536
Aomori Bank Ltd. (The)	487	1,725
Aoyama Trading Co., Ltd.	200	7,129
Arakawa Chemical Industries Ltd.	5	86
Arcland Sakamoto Co., Ltd.	82	1,101
Arcs Co., Ltd.	100	2,164
As One Corp.	35	1,635
Asahi Broadcasting Corp.	208	1,511
Autobacs Seven Co., Ltd.	200	3,247
Avex Group Holdings, Inc.	100	1,339
Awa Bank Ltd. (The)	350	2,380
Bank of Iwate Ltd. (The)	33	1,316
Bank of Nagoya Ltd. (The)	49	1,849
Bank of Okinawa Ltd. (The)	42	1,704
Bell System24 Holdings, Inc.	201	2,061
BP Castrol K.K.	200	3,337
Capcom Co., Ltd.	100	2,370
Chiyoda Co., Ltd.	100	2,619
Citizen Watch Co., Ltd.	400	2,805
COLOPL, Inc.(a)	100	1,013
CONEXIO Corp.	100	1,719
Cosmo Energy Holdings Co., Ltd.	219	3,452
Daihen Corp.	185	1,454
Daiichi Jitsugyo Co., Ltd.	174	951
Daiken Corp.	182	3,910
Daiken Medical Co., Ltd.	100	715
Daikoku Denki Co., Ltd.	71	1,089
Daikyo, Inc.	1,000	2,038
Daikyonishikawa Corp.	100	1,334
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	313	2,479
DCM Holdings Co., Ltd.	134	1,175
Denyo Co., Ltd.	195	3,386
Descente Ltd.	183	2,476
Dexerials Corp.	355	3,469
Dip Corp.	41	833
DMG Mori Co., Ltd.	100	1,640
Dowa Holdings Co., Ltd.	358	2,711
Dunlop Sports Co., Ltd.	100	1,003
EDION Corp.	100	908
Eighteenth Bank Ltd. (The)	1,551	4,431
Eiken Chemical Co., Ltd.	40	1,209
Enplas Corp.	47	1,449
Exedy Corp.	30	845
Fancl Corp.	115	2,113
Feed One Co., Ltd.	845	1,722
FIDEA Holdings Co., Ltd.	519	864
Fields Corp.	100	1,074
Financial Products Group Co., Ltd.	200	1,906
Foster Electric Co., Ltd.	57	982
FP Corp.	159	8,604
Fudo Tetra Corp.	600	961
Fuji Corp., Ltd.	300	1,994
Fuji Oil Holdings, Inc.	100	2,312
Fujicco Co., Ltd.	70	1,602
Fujikura Ltd.	323	2,705
Fujimori Kogyo Co., Ltd.	171	5,365
Fujitsu General Ltd.	49	1,136
Fukui Bank Ltd. (The)	1,591	3,979
Fukuyama Transporting Co., Ltd.	309	1,961
Gakkyusha Co., Ltd.	112	1,545
Geo Holdings Corp.	200	2,074
GMO Click Holdings, Inc.	100	705
GMO Internet, Inc.	100	1,298
GS Yuasa Corp.	1,758	7,651
GungHo Online Entertainment, Inc.	700	1,800
Gunma Bank Ltd. (The)	987	5,921
H2O Retailing Corp.	200	3,637
Hakuto Co., Ltd.	142	1,797
Hanwa Co., Ltd.	1,698	12,150
Happinet Corp.	126	2,209
Hard Off Corp. Co., Ltd.	100	1,029
Hazama Ando Corp.	300	1,890
Heiwa Corp.	349	7,781
Hiroshima Bank Ltd. (The)	1,098	4,867
HIS Co., Ltd.	44	1,326
Hitachi Transport System Ltd.	60	1,410

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	51

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
Hitachi Zosen Corp.	300	$1,476
Hokuetsu Industries Co., Ltd.	389	3,549
Hokuhoku Financial Group, Inc.	206	3,284
Hokuriku Electric Power Co.(a)	400	3,606
Horiba Ltd.	173	10,516
Hyakujushi Bank Ltd. (The)	1,677	5,537
Ibiden Co., Ltd.	210	3,615
Ichigo, Inc.(a)	500	1,491
IDOM, Inc.	100	690
Iino Kaiun Kaisha Ltd.	230	985
Imasen Electric Industrial	186	2,175
Itochu Enex Co., Ltd.	300	2,657
Japan Radio Co., Ltd.	174	2,233
Japan Steel Works Ltd. (The)	100	1,565
Japan Transcity Corp.	275	1,114
Japan Wool Textile Co., Ltd. (The)	384	3,202
Jimoto Holdings, Inc.	700	1,271
Joshin Denki Co., Ltd.	93	1,342
K’s Holdings Corp.	95	1,856
Kadokawa Dwango*	73	943
Kamei Corp.	191	2,597
Kandenko Co., Ltd.	178	1,872
Kasai Kogyo Co., Ltd.	5	64
Kato Sangyo Co., Ltd.	48	1,288
Kato Works Co., Ltd.	64	1,800
Keihin Corp.	100	1,364
Keiyo Bank Ltd. (The)	1,602	6,929
Kenedix, Inc.	236	1,113
Kitagawa Iron Works Co., Ltd.	1	21
Kitano Construction Corp.	1,563	4,549
Kitz Corp.	200	1,865
Koa Corp.	192	3,556
Kobe Bussan Co., Ltd.	36	1,704
Koei Tecmo Holdings Co., Ltd.	100	1,983
Kohnan Shoji Co., Ltd.	100	1,863
KOMEDA Holdings Co., Ltd.	100	1,597
Konaka Co., Ltd.	350	1,875
Krosaki Harima Corp.	493	1,900
Kurabo Industries Ltd.	1,637	3,773
Kuroda Electric Co., Ltd.	100	1,960
KYB Corp.	1,800	9,211
KYORIN Holdings, Inc.	173	3,837
Kyoto Kimono Yuzen Co., Ltd.	232	1,937
Kyowa Exeo Corp.	200	3,362
Kyudenko Corp.	100	3,582
Leopalace21 Corp.	500	3,106
Life Corp.	166	4,661
Lintec Corp.	100	2,391
Macnica Fuji Electronics Holdings, Inc.	152	2,220
Maeda Corp.	141	1,554
Maeda Road Construction Co., Ltd.	142	2,833
Makino Milling Machine Co., Ltd.	252	2,079
Mandom Corp.	21	1,138
Mani, Inc.	54	1,412
Marubun Corp.	184	1,289
Matsui Securities Co., Ltd.	400	3,261
Megmilk Snow Brand Co., Ltd.	154	4,290
Meisei Industrial Co., Ltd.	198	1,200
Miraca Holdings, Inc.	180	8,090
Mirait Holdings Corp.(a)	200	2,245
Mitsubishi Steel Manufacturing Co., Ltd.	1,737	4,081
Mitsui Engineering & Shipbuilding Co., Ltd.	1,000	1,424
Mitsui Home Co., Ltd.	302	1,989
Miyazaki Bank Ltd. (The)	1,583	5,199
Modec, Inc.	100	2,225
MTI Ltd.	200	1,290
Nachi-Fujikoshi Corp.	1,623	9,201
Nakanishi, Inc.	39	1,581
NEC Networks & System Integration Corp.	106	2,302
NET One Systems Co., Ltd.	100	948
NHK Spring Co., Ltd.	454	4,772
Nichi-iko Pharmaceutical Co., Ltd.	100	1,559
Nichias Corp.	149	1,723
Nichiha Corp.	54	1,903
Nichireki Co., Ltd.	187	2,208
Nihon House Holdings Co., Ltd.	427	2,010
Nihon Kohden Corp.	100	2,309
Nihon Parkerizing Co., Ltd.	140	2,085
Nihon Unisys Ltd.	100	1,581
Nippo Corp.	112	2,252
Nippon Coke & Engineering Co., Ltd.	1,974	1,722
Nippon Denko Co., Ltd.	594	2,093
Nippon Flour Mills Co., Ltd.	181	2,901
Nippon Kayaku Co., Ltd.	263	3,722
Nippon Koei Co., Ltd.	173	4,912
Nippon Light Metal Holdings Co., Ltd.	1,200	2,852
Nippon Paper Industries Co., Ltd.	200	4,096
Nippon Parking Development Co., Ltd.	1,591	2,308
Nippon Road Co., Ltd. (The)	393	2,071
Nipro Corp.	190	2,477
Nishi-Nippon Financial Holdings, Inc.	200	2,075
Nishimatsu Construction Co., Ltd.	1,750	9,283
Nishimatsuya Chain Co., Ltd.	100	1,025
Nissha Printing Co., Ltd.	34	943
Nisshin Oillio Group Ltd. (The)	211	1,238
Nisshinbo Holdings, Inc.	300	3,044
Nitta Corp.	156	4,852
Noevir Holdings Co., Ltd.	173	8,807
NOF Corp.	173	2,202
Nomura Co., Ltd.	179	4,078
NS Solutions Corp.	100	2,376
NTN Corp.	924	4,260
Obara Group, Inc.	27	1,471
Ohsho Food Service Corp.	172	6,559
Oita Bank Ltd. (The)	1,665	6,402
Okamura Corp.	100	949
Okasan Securities Group, Inc.	1,790	11,486
Oki Electric Industry Co., Ltd.	200	2,834

See Notes to Financial Statements.

52	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
OKUMA Corp.	225	$2,137
Okumura Corp.	452	3,041
Onward Holdings Co., Ltd.	321	2,374
Open House Co., Ltd.	65	2,002
OSG Corp.	100	2,034
PAL GROUP Holdings Co., Ltd.	45	1,169
Penta-Ocean Construction Co., Ltd.	300	1,706
Plenus Co., Ltd.	100	2,112
Prima Meat Packers Ltd.	289	1,698
Rengo Co., Ltd.	550	3,192
Resorttrust, Inc.	100	1,842
Roland DG Corp.	168	3,831
Round One Corp.	130	1,231
Ryoden Corp.	181	1,256
Saizeriya Co., Ltd.	46	1,339
Sakai Chemical Industry Co., Ltd.	356	1,366
Sakata INX Corp.	180	2,868
San-Ai Oil Co., Ltd.	129	1,317
Sankyu, Inc.	328	2,137
Sanoh Industrial Co., Ltd.	272	1,922
Sanrio Co., Ltd.	200	3,925
Sanwa Holdings Corp.	400	4,215
Sanyo Denki Co., Ltd.	248	2,543
Sawai Pharmaceutical Co., Ltd.	100	5,616
Seikagaku Corp.	161	2,682
Seino Holdings Co., Ltd.	200	2,658
Senko Group Holdings Co., Ltd.	380	2,469
SFP Holdings Co., Ltd.	172	2,229
Shiga Bank Ltd. (The)	420	2,164
Shikoku Chemicals Corp.	112	1,376
Shimachu Co., Ltd.	153	3,644
Shinko Plantech Co., Ltd.	200	1,545
Shoei Co., Ltd.	177	4,954
Showa Sangyo Co., Ltd.	252	1,386
SKY Perfect JSAT Holdings, Inc.	800	3,439
Sotetsu Holdings, Inc.	1,000	4,957
Starts Corp., Inc.	100	2,377
Sumitomo Mitsui Construction Co., Ltd.	1,366	1,459
Sumitomo Seika Chemicals Co., Ltd.	25	1,226
T-Gaia Corp.	200	3,795
Tadano Ltd.	127	1,525
Taiho Kogyo Co., Ltd.	7	88
Taiyo Holdings Co., Ltd.	159	7,146
Takara Holdings, Inc.	200	2,083
Takara Leben Co., Ltd.	300	1,346
Takeuchi Manufacturing Co., Ltd.	153	2,800
Tatsuta Electric Wire and Cable Co., Ltd.	568	3,448
TechnoPro Holdings, Inc.	73	2,937
TOA Corp.	116	1,115
Tocalo Co., Ltd.	88	2,898
Tochigi Bank Ltd. (The)	244	1,034
Toda Corp.	404	2,517
Toho Bank Ltd. (The)	1,614	5,674
TOKAI Holdings Corp.	200	1,493
Tokai Rika Co., Ltd.	200	3,679
Tokai Tokyo Financial Holdings, Inc.	318	1,763
Tokyo Dome Corp.	229	2,071
Tokyo Steel Manufacturing Co., Ltd.	157	1,329
Tokyo TY Financial Group, Inc.	48	1,322
Tokyotokeiba Co., Ltd.	180	4,592
Tokyu Construction Co., Ltd.	100	819
TOMONY Holdings, Inc.	401	1,952
Toshiba Machine Co., Ltd.	452	2,027
Toshiba Plant Systems & Services Corp.	100	1,577
Totetsu Kogyo Co., Ltd.	45	1,376
Toyo Ink SC Holdings Co., Ltd.	1,644	8,633
Toyo Tire & Rubber Co., Ltd.	237	4,828
Toyobo Co., Ltd.	1,870	3,428
Trusco Nakayama Corp.	100	2,388
TS Tech Co., Ltd.	184	5,355
Tsubaki Nakashima Co., Ltd.	193	3,733
Tsubakimoto Chain Co.	283	2,438
Tsugami Corp.	233	1,671
Tsumura & Co.	113	4,586
UACJ Corp.	520	1,425
Ube Industries Ltd.	1,000	2,572
UKC Holdings Corp.	154	2,590
Universal Entertainment Corp.(a)	100	3,057
Valor Holdings Co., Ltd.	100	2,269
Vital KSK Holdings, Inc.	100	814
VT Holdings Co., Ltd.	200	986
Wacoal Holdings Corp.	269	3,637
Yamagata Bank Ltd. (The)	343	1,535
Yamanashi Chuo Bank Ltd. (The)	419	1,768
Yamatane Corp.	100	1,461
Yokohama Reito Co., Ltd.(a)	200	1,887
Yondoshi Holdings, Inc.	42	1,047
Yumeshin Holdings Co., Ltd.	400	2,659
Yushin Precision Equipment Co., Ltd.	49	1,206
Zeon Corp.	270	2,876
Zojirushi Corp.	100	1,140

Total Japan		751,733
Netherlands – 1.8%
Accell Group	72	2,356
Amsterdam Commodities N.V.	113	3,671
BE Semiconductor Industries N.V.	168	8,958
Beter Bed Holding N.V.	83	1,493
BinckBank N.V.	488	2,466
Corbion N.V.	185	5,908
Flow Traders(b)	104	2,865
ForFarmers N.V.	227	2,553
Intertrust N.V.(b)	232	4,698
Koninklijke BAM Groep N.V.	386	2,097
PostNL N.V.	1,173	5,468
Refresco Group N.V.(b)	102	2,079
SIF Holding N.V.	66	1,414

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	53

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
TKH Group N.V. CVA	115	$6,380
Wessanen	49	829

Total Netherlands		53,235
New Zealand – 4.6%
Air New Zealand Ltd.	7,078	16,895
Chorus Ltd.	1,706	5,783
Contact Energy Ltd.	3,032	11,566
EBOS Group Ltd.	508	6,509
Fonterra Co-operative Group Ltd.	38	167
Freightways Ltd.	693	3,887
Genesis Energy Ltd.	6,202	11,035
Heartland Bank Ltd.	2,963	3,862
Infratil Ltd.	1,857	4,045
Investore Property Ltd.	1,309	1,323
Kathmandu Holdings Ltd.	1,636	2,444
Kiwi Property Group Ltd.	5,463	5,640
Mainfreight Ltd.	245	4,216
Metlifecare Ltd.	221	869
Metro Performance Glass Ltd.	1,634	1,651
Michael Hill International Ltd.	1,899	1,617
New Zealand Refining Co., Ltd. (The)	1,201	2,146
NZME Ltd.	2,323	1,548
NZX Ltd.	4,225	3,465
Port of Tauranga Ltd.	1,184	3,858
Restaurant Brands New Zealand Ltd.	396	1,815
Sanford Ltd.	244	1,250
Scales Corp. Ltd.	739	1,796
Skellerup Holdings Ltd.	1,119	1,393
SKY Network Television Ltd.	2,910	7,351
SKYCITY Entertainment Group Ltd.	2,704	8,078
Steel & Tube Holdings Ltd.	604	1,119
Summerset Group Holdings Ltd.	287	998
Tegel Group Holdings Ltd.	2,054	1,895
Tourism Holdings Ltd.	515	1,584
Trade Me Group Ltd.	1,583	6,178
Trustpower Ltd.	1,013	4,027
Z Energy Ltd.	1,621	9,376

Total New Zealand		139,386
Norway – 3.1%
ABG Sundal Collier Holding ASA	4,461	2,860
American Shipping Co. ASA*	822	2,443
Arcus ASA(b)	471	2,631
Atea ASA*	634	8,477
Austevoll Seafood ASA	525	4,450
Borregaard ASA	164	2,016
Ekornes ASA	251	3,446
Entra ASA(b)	522	6,481
Europris ASA(b)	1,199	5,153
Grieg Seafood ASA	637	4,426
Norway Royal Salmon ASA	263	4,003
Ocean Yield ASA	793	6,177
Protector Forsikring ASA	225	1,880
Scatec Solar ASA(b)	268	1,513
Selvaag Bolig ASA	368	1,415
Skandiabanken ASA(b)	122	1,151
SpareBank 1 Nord Norge	429	2,906
SpareBank 1 SMN	509	4,360
SpareBank 1 SR-Bank ASA	780	6,658
Sparebanken Vest	453	2,798
TGS Nopec Geophysical Co. ASA	302	6,169
Tomra Systems ASA	344	4,189
Veidekke ASA	414	5,387
Weifa ASA	472	1,606

Total Norway		92,595
Portugal – 1.3%
Altri, SGPS, S.A.	478	2,200
Corticeira Amorim, SGPS, S.A.	140	2,054
CTT-Correios de Portugal S.A.	911	5,759
Mota-Engil, SGPS, S.A.	589	1,632
REN – Redes Energeticas Nacionais, SGPS, S.A.	3,435	10,739
Semapa-Sociedade de Investimento e Gestao	217	4,201
Sonae Capital, SGPS, S.A.	2,536	2,606
Sonae, SGPS, S.A.	8,003	8,891

Total Portugal		38,082
Singapore – 3.8%
Accordia Golf Trust	4,465	2,319
Asian Pay Television Trust	2,101	870
Boustead Singapore Ltd.	2,185	1,396
Bukit Sembawang Estates Ltd.	1,100	5,249
Centurion Corp. Ltd.	4,900	1,744
China Aviation Oil Singapore Corp., Ltd.	1,034	1,254
Chip Eng Seng Corp., Ltd.	5,705	3,004
CITIC Envirotech Ltd.	3,000	1,591
CWT Ltd.	1,200	1,944
Far East Orchard Ltd.	2,100	2,395
First Resources Ltd.	927	1,276
Geo Energy Resources Ltd.	5,400	980
GuocoLand Ltd.	4,000	5,491
Ho Bee Land Ltd.	1,200	2,039
Hong Fok Corp., Ltd.	2,100	1,205
iFAST Corp. Ltd.	2,000	1,489
Indofood Agri Resources Ltd.	3,600	1,255
Japfa Ltd.	4,300	2,014
Keppel Infrastructure Trust	23,661	9,709
Keppel Telecommunications & Transportation Ltd.	1,800	2,268
KSH Holdings Ltd.	1,700	1,130
Lian Beng Group Ltd.	4,700	2,048
M1 Ltd.	615	974
OUE Ltd.	2,200	3,132
Oxley Holdings Ltd.	5,700	2,401
Q&M Dental Group Singapore Ltd.	3,300	1,618
QAF Ltd.	2,600	2,398
Raffles Medical Group Ltd.	3,600	3,504
RHT Health Trust	2,568	1,669
Sembcorp Marine Ltd.	2,703	3,229
Sheng Siong Group Ltd.	6,500	4,674

See Notes to Financial Statements.

54	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
SIIC Environment Holdings Ltd.	6,100	$2,304
Singapore Post Ltd.	9,300	8,983
Talkmed Group Ltd.	2,000	973
UMS Holdings Ltd.	1,800	1,314
United Engineers Ltd.	2,400	4,776
UPP Holdings Ltd.	6,000	1,177
Venture Corp., Ltd.	708	6,196
Wheelock Properties Singapore Ltd.	3,200	4,358
Wing Tai Holdings Ltd.	2,200	3,180
Yanlord Land Group Ltd.	3,709	4,728

Total Singapore		114,258
Spain – 1.0%
Applus Services S.A.	94	1,181
Construcciones y Auxiliar de Ferrocarriles S.A.	61	2,502
Elecnor S.A.	183	2,526
Ence Energia y Celulosa S.A.	449	1,838
Euskaltel S.A.(b)	275	2,922
Faes Farma S.A.	831	2,758
Fluidra S.A.	154	1,124
Papeles y Cartones de Europa S.A.	114	975
Saeta Yield S.A.	612	6,911
Tecnicas Reunidas S.A.	182	7,030

Total Spain		29,767
Sweden – 5.1%
Acando AB	347	1,086
AddTech AB Class B	120	2,283
AF AB Class B	203	4,190
Alimak Group AB(b)	114	1,892
Atrium Ljungberg AB Class B	253	4,214
Attendo AB(b)	188	2,289
Bergman & Beving AB Class B	89	1,311
Betsson AB*	637	5,513
Bilia AB Class A	176	1,737
BioGaia AB Class B	37	1,502
Bonava AB Class B	131	2,238
Bravida Holding AB(b)	162	1,182
Bulten AB	62	882
Byggmax Group AB	391	2,839
Capio AB(b)	232	1,417
Clas Ohlson AB Class B	285	5,474
Cloetta AB Class B	266	1,094
Com Hem Holding AB	196	2,719
Coor Service Management Holding AB(b)	357	2,540
Dometic Group AB(b)	708	6,144
Duni AB	262	3,828
Dustin Group AB(b)	122	1,013
Evolution Gaming Group AB(b)	22	1,149
Granges AB	204	1,874
Gunnebo AB	306	1,691
Hemfosa Fastigheter AB	726	7,833
HIQ International AB*	318	2,158
Intrum Justitia AB(a)	211	7,155
Inwido AB	57	801
KNOW IT AB	67	1,031
Kungsleden AB	396	2,423
LeoVegas AB(b)	150	1,103
Lifco AB Class B	101	3,243
Lindab International AB	73	795
Loomis AB Class B	191	6,839
Magnolia Bostad AB	137	1,482
Mekonomen AB	89	1,762
Modern Times Group MTG AB Class B	263	9,043
MQ Holding AB	573	2,235
Mycronic AB	248	2,257
NetEnt AB*	390	3,405
New Wave Group AB Class B	194	1,305
Nobina AB(b)	491	2,660
Nolato AB Class B	79	2,964
Nordax Group AB(b)	399	2,129
Nordic Waterproofing Holding A/S(b)	150	1,730
NP3 Fastigheter AB	448	2,491
Paradox Interactive AB	149	1,215
Platzer Fastigheter Holding AB Class B	277	1,683
Pricer AB Class B	1,205	1,407
Ratos AB Class B	170	810
Recipharm AB Class B	97	1,415
Resurs Holding AB(b)	1,040	6,449
Scandic Hotels Group AB(b)	225	2,921
Systemair AB	76	1,325
Thule Group AB(b)	65	1,218
Wihlborgs Fastigheter AB	271	5,719

Total Sweden		153,107
Switzerland – 1.4%
Ascom Holding AG Registered Shares	153	3,131
Bobst Group S.A.	23	2,217
Daetwyler Holding AG Bearer Shares	20	3,398
EFG International AG*	1,103	7,153
GAM Holding AG*	783	10,507
Implenia AG Registered Shares	25	1,874
Kudelski S.A. Bearer Shares	54	922
Mobilezone Holding AG Registered Shares	58	854
Oriflame Holding AG*	141	5,293
Tecan Group AG Registered Shares	12	2,259
Valiant Holding AG Registered Shares	17	1,958
Zehnder Group AG	39	1,421

Total Switzerland		40,987
United Kingdom – 16.5%
A.G. Barr PLC	172	1,376
AA PLC	2,836	8,399
Abcam PLC	127	1,606
Acacia Mining PLC	907	3,510
Acal PLC	525	2,065
Ascential PLC	754	3,169
AVEVA Group PLC	60	1,512
Balfour Beatty PLC	1,048	3,684
BCA Marketplace PLC	2,894	7,312

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	55

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
Berendsen PLC	456	$7,286
BGEO Group PLC	58	2,632
Big Yellow Group PLC	306	3,148
Bodycote PLC	378	3,700
Bovis Homes Group PLC	256	3,177
Braemar Shipping Services PLC	432	1,571
Brewin Dolphin Holdings PLC	1,286	5,725
Britvic PLC	1,125	10,112
Card Factory PLC	203	784
Central Asia Metals PLC	1,037	2,963
Chesnara PLC	623	3,132
Cineworld Group PLC	350	3,192
Clarkson PLC	51	1,673
Clinigen Group PLC	98	1,096
Clipper Logistics PLC	240	1,268
CMC Markets PLC(b)	1,723	3,195
Coats Group PLC	1,792	1,816
Communisis PLC	2,519	1,669
Concentric AB	74	1,211
Consort Medical PLC	242	3,285
Costain Group PLC	452	2,708
Countryside Properties PLC(b)	1,075	4,762
Cranswick PLC	47	1,712
Crest Nicholson Holdings PLC	161	1,095
Dairy Crest Group PLC(a)	777	6,046
De La Rue PLC	635	5,510
Dechra Pharmaceuticals PLC	79	1,745
Devro PLC	809	2,170
Dignity PLC	111	3,584
Diploma PLC	140	2,009
Domino’s Pizza Group PLC	1,502	5,734
Drax Group PLC	517	2,187
Dunelm Group PLC	961	7,509
Elegant Hotels Group PLC	1,850	2,199
Elementis PLC	2,425	9,264
EMIS Group PLC	317	3,794
Epwin Group PLC	985	1,407
Equiniti Group PLC(b)	1,095	3,552
Essentra PLC	852	6,247
esure Group PLC	1,942	7,611
Eurocell PLC	544	1,855
Euromoney Institutional Investor PLC	243	3,387
FDM Group Holdings PLC	155	1,529
Fenner PLC	744	2,766
Ferrexpo PLC	706	1,902
Fevertree Drinks PLC	44	974
Fidessa Group PLC	65	1,956
Forterra PLC(b)	459	1,523
Games Workshop Group PLC	239	3,725
Gamma Communications PLC	167	1,334
Gattaca PLC	389	1,579
Genus PLC	44	1,017
Go-Ahead Group PLC	158	3,610
Greggs PLC	449	6,299
Halfords Group PLC	449	1,995
Hastings Group Holdings PLC(b)	1,839	7,498
Helical PLC	426	1,664
Henry Boot PLC	345	1,362
Hill & Smith Holdings PLC	125	2,241
Hilton Food Group PLC	254	2,435
Hochschild Mining PLC	337	1,200
Ibstock PLC(b)	1,210	3,860
J D Wetherspoon PLC	91	1,153
James Fisher & Sons PLC	41	867
John Laing Group PLC(b)	470	1,850
John Menzies PLC	373	3,416
Just Group PLC	172	284
Kainos Group PLC	480	1,688
Kcom Group PLC	3,159	3,652
Keller Group PLC	111	1,266
Lookers PLC	1,745	2,601
Low & Bonar PLC	1,903	2,101
Marshalls PLC	328	1,598
McBride PLC*	749	1,822
McCarthy & Stone PLC(b)	1,596	3,414
McColl’s Retail Group PLC	1,041	2,704
Mears Group PLC	514	3,175
Mitie Group PLC	1,468	5,274
Moneysupermarket.com Group PLC	1,648	7,572
Morgan Advanced Materials PLC	639	2,355
Morgan Sindall Group PLC	128	2,062
N Brown Group PLC	826	3,326
National Express Group PLC	2,159	10,275
NCC Group PLC	912	1,940
Northgate PLC	536	3,085
Novae Group PLC	438	3,243
Numis Corp. PLC	558	1,774
On the Beach Group PLC(b)	174	880
OneSavings Bank PLC	328	1,598
Oxford Instruments PLC	61	830
Pagegroup PLC	1,726	10,667
Pan African Resources PLC	9,616	1,717
PayPoint PLC	138	1,586
Pendragon PLC	7,671	3,089
Pets at Home Group PLC(a)	2,512	5,257
Photo-Me International PLC	456	980
Polar Capital Holdings PLC	558	3,207
Polypipe Group PLC	592	2,940
PZ Cussons PLC	658	2,925
QinetiQ Group PLC	1,806	6,339
Rank Group PLC	1,760	5,423
Redde PLC	2,169	4,564
Redrow PLC	870	6,182
Ricardo PLC	153	1,544
Rotork PLC	1,939	5,929
RPS Group PLC	899	3,060
RWS Holdings PLC	317	1,565
Safestore Holdings PLC	655	3,585

See Notes to Financial Statements.

56	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Investments	Shares	Value
Savills PLC	508	$5,797
SDL PLC	231	1,869
Senior PLC	614	1,871
Servelec Group PLC	355	1,388
Severfield PLC	1,150	1,158
Shawbrook Group PLC(b)	232	1,022
Soco International PLC	2,032	3,082
Softcat PLC	441	2,259
Sophos Group PLC(b)	257	1,480
Spirent Communications PLC	833	1,263
St. Modwen Properties PLC	530	2,471
Stock Spirits Group PLC	1,125	2,484
SuperGroup PLC	237	4,602
Synthomer PLC	381	2,416
TalkTalk Telecom Group PLC	8,018	18,799
TBC Bank Group PLC	117	2,407
Ted Baker PLC	133	4,129
Telecom Plus PLC	137	2,055
Telit Communications PLC	310	1,256
Thomas Cook Group PLC	1,522	1,778
Topps Tiles PLC	1,449	1,553
TT electronics PLC	696	1,747
Tyman PLC	704	3,242
Ultra Electronics Holdings PLC	217	5,773
Unite Group PLC (The)	380	3,203
Utilitywise PLC	819	761
Vedanta Resources PLC	1,190	9,924
Vesuvius PLC	597	4,114
Victrex PLC	183	4,459
Volution Group PLC	819	2,037
Watkin Jones PLC	794	2,045
WH Smith PLC	403	8,978
Wincanton PLC	502	1,630
WS Atkins PLC	105	2,838
ZPG PLC(b)	646	3,036

Total United Kingdom		497,114
TOTAL COMMON STOCKS (Cost: $2,747,643)		3,010,456
RIGHTS – 0.0%
Australia – 0.0%
Collins Foods Ltd., expiring 7/12/17*	25	26
Link Administration Holdings Ltd., expiring 7/17/17*	239	210

Total Australia		236
New Zealand – 0.0%
Kiwi Property Group Ltd., expiring 7/10/17*	497	19
TOTAL RIGHTS (Cost: $0)		255
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
United States – 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $70,484)(d)	70,484	$70,484
TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $2,818,127)		3,081,195
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.3)%		(68,994)

NET ASSETS – 100.0%		$3,012,201
†

Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $96, which represents less than 0.01% of net assets.

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $80,353 and the total market value of the collateral held by the Fund was $85,243. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,759.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	AUD	24,054	USD	17,898	$(553)
7/5/2017	AUD	24,055	USD	17,898	(554)
7/5/2017	AUD	24,062	USD	17,898	(559)
7/5/2017	AUD	24,056	USD	17,898	(554)
7/5/2017	AUD	18,329	USD	13,637	(422)
7/5/2017	AUD	115,470	USD	85,222	(3,349)
7/5/2017	CHF	3,451	USD	3,575	(29)
7/5/2017	CHF	3,451	USD	3,575	(29)
7/5/2017	CHF	3,452	USD	3,575	(29)
7/5/2017	CHF	3,451	USD	3,575	(29)
7/5/2017	CHF	2,633	USD	2,727	(22)
7/5/2017	CHF	16,475	USD	17,026	(178)
7/5/2017	DKK	9,424	USD	1,427	(19)
7/5/2017	DKK	9,423	USD	1,427	(18)
7/5/2017	DKK	9,423	USD	1,427	(19)
7/5/2017	DKK	9,423	USD	1,427	(19)
7/5/2017	DKK	7,185	USD	1,088	(14)
7/5/2017	DKK	44,965	USD	6,796	(102)
7/5/2017	EUR	21,583	USD	24,313	(303)
7/5/2017	EUR	21,583	USD	24,313	(303)
7/5/2017	EUR	21,582	USD	24,313	(303)
7/5/2017	EUR	21,586	USD	24,313	(307)
7/5/2017	EUR	16,448	USD	18,528	(231)
7/5/2017	EUR	102,970	USD	115,771	(1,671)
7/5/2017	GBP	19,086	USD	24,666	(126)
7/5/2017	GBP	19,086	USD	24,666	(126)
7/5/2017	GBP	19,087	USD	24,666	(127)
7/5/2017	GBP	19,086	USD	24,666	(126)
7/5/2017	GBP	14,544	USD	18,795	(97)
7/5/2017	GBP	90,953	USD	117,449	(694)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	57

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	ILS	16,236	USD	4,592	$(60)
7/5/2017	ILS	16,236	USD	4,592	(61)
7/5/2017	ILS	16,238	USD	4,592	(61)
7/5/2017	ILS	16,237	USD	4,592	(61)
7/5/2017	ILS	12,392	USD	3,503	(48)
7/5/2017	ILS	77,596	USD	21,870	(366)
7/5/2017	JPY	367,535	AUD	4,250	(11)
7/5/2017	JPY	35,074	CHF	299	—
7/5/2017	JPY	21,248	DKK	1,230	—
7/5/2017	JPY	32,111	EUR	250	(1)
7/5/2017	JPY	36,627	GBP	250	(1)
7/5/2017	JPY	42,542	ILS	1,320	—
7/5/2017	JPY	56,885	NOK	4,220	(3)
7/5/2017	JPY	182,912	NZD	2,220	(2)
7/5/2017	JPY	259,459	SEK	19,425	(6)
7/5/2017	JPY	24,503	SGD	300	—
7/5/2017	JPY	7,901,506	USD	71,556	1,233
7/5/2017	JPY	7,901,413	USD	71,556	1,234
7/5/2017	JPY	7,902,172	USD	71,556	1,227
7/5/2017	JPY	7,901,456	USD	71,556	1,233
7/5/2017	JPY	6,020,549	USD	54,523	940
7/5/2017	JPY	37,854,775	USD	340,720	3,814
7/5/2017	NOK	79,569	USD	9,452	(47)
7/5/2017	NOK	79,573	USD	9,452	(47)
7/5/2017	NOK	79,574	USD	9,452	(47)
7/5/2017	NOK	79,571	USD	9,452	(47)
7/5/2017	NOK	60,664	USD	7,206	(36)
7/5/2017	NOK	379,919	USD	45,010	(345)
7/5/2017	NZD	7,453	USD	5,286	(171)
7/5/2017	NZD	7,453	USD	5,286	(171)
7/5/2017	NZD	7,453	USD	5,286	(171)
7/5/2017	NZD	7,453	USD	5,286	(171)
7/5/2017	NZD	5,681	USD	4,029	(131)
7/5/2017	NZD	35,628	USD	25,171	(916)
7/5/2017	SEK	77,093	USD	8,904	(236)
7/5/2017	SEK	77,094	USD	8,904	(236)
7/5/2017	SEK	77,092	USD	8,904	(236)
7/5/2017	SEK	77,093	USD	8,904	(236)
7/5/2017	SEK	58,748	USD	6,785	(180)
7/5/2017	SEK	367,791	USD	42,398	(1,207)
7/5/2017	SGD	6,006	USD	4,343	(19)
7/5/2017	SGD	6,006	USD	4,343	(19)
7/5/2017	SGD	6,006	USD	4,343	(19)
7/5/2017	SGD	6,006	USD	4,343	(19)
7/5/2017	SGD	4,577	USD	3,310	(15)
7/5/2017	SGD	28,656	USD	20,681	(132)
7/5/2017	USD	1,321	AUD	1,741	14
7/5/2017	USD	35,517	AUD	46,302	(1)
7/5/2017	USD	27,062	AUD	35,280	—
7/5/2017	USD	35,517	AUD	46,302	(1)
7/5/2017	USD	35,517	AUD	46,302	(1)
7/5/2017	USD	35,517	AUD	46,303	—
7/5/2017	USD	264	CHF	256	3
7/5/2017	USD	7,095	CHF	6,795	—
7/5/2017	USD	5,409	CHF	5,180	—
7/5/2017	USD	7,095	CHF	6,794	—
7/5/2017	USD	7,095	CHF	6,795	—
7/5/2017	USD	7,095	CHF	6,795	—
7/5/2017	USD	105	DKK	697	2
7/5/2017	USD	2,832	DKK	18,462	—
7/5/2017	USD	2,159	DKK	14,074	—
7/5/2017	USD	2,832	DKK	18,462	—
7/5/2017	USD	2,832	DKK	18,462	—
7/5/2017	USD	2,832	DKK	18,461	—
7/5/2017	USD	1,794	EUR	1,601	32
7/5/2017	USD	48,248	EUR	42,301	(1)
7/5/2017	USD	36,765	EUR	32,234	(1)
7/5/2017	USD	48,248	EUR	42,301	(1)
7/5/2017	USD	48,248	EUR	42,301	(1)
7/5/2017	USD	48,248	EUR	42,302	—
7/5/2017	USD	1,820	GBP	1,428	35
7/5/2017	USD	48,948	GBP	37,682	(1)
7/5/2017	USD	37,296	GBP	28,712	(1)
7/5/2017	USD	48,948	GBP	37,682	(2)
7/5/2017	USD	48,948	GBP	37,682	(1)
7/5/2017	USD	48,948	GBP	37,683	—
7/5/2017	USD	339	ILS	1,194	3
7/5/2017	USD	9,114	ILS	31,806	—
7/5/2017	USD	6,946	ILS	24,240	—
7/5/2017	USD	9,114	ILS	31,807	—
7/5/2017	USD	9,114	ILS	31,806	—
7/5/2017	USD	9,114	ILS	31,805	—
7/5/2017	USD	5,281	JPY	588,106	(47)
7/5/2017	USD	141,999	JPY	15,955,433	4
7/5/2017	USD	108,190	JPY	12,156,444	2
7/5/2017	USD	141,999	JPY	15,955,490	4
7/5/2017	USD	141,999	JPY	15,955,405	4
7/5/2017	USD	141,999	JPY	15,955,007	—
7/5/2017	USD	698	NOK	5,917	8
7/5/2017	USD	18,758	NOK	157,133	—
7/5/2017	USD	14,294	NOK	119,738	—
7/5/2017	USD	18,758	NOK	157,134	1
7/5/2017	USD	18,758	NOK	157,133	—
7/5/2017	USD	18,758	NOK	157,129	—
7/5/2017	USD	390	NZD	534	1
7/5/2017	USD	10,490	NZD	14,326	—
7/5/2017	USD	7,994	NZD	10,918	—
7/5/2017	USD	10,490	NZD	14,326	—
7/5/2017	USD	10,490	NZD	14,326	—
7/5/2017	USD	10,490	NZD	14,327	—
7/5/2017	USD	657	SEK	5,721	21
7/5/2017	USD	17,669	SEK	149,034	—
7/5/2017	USD	13,466	SEK	113,581	—
7/5/2017	USD	17,669	SEK	149,035	1
7/5/2017	USD	17,669	SEK	149,034	—
7/5/2017	USD	17,669	SEK	149,030	—
7/5/2017	USD	321	SGD	445	2
7/5/2017	USD	8,618	SGD	11,865	—
7/5/2017	USD	6,570	SGD	9,046	—
7/5/2017	USD	8,618	SGD	11,865	—
7/5/2017	USD	8,618	SGD	11,865	—
7/5/2017	USD	8,618	SGD	11,866	—
8/2/2017	AUD	18,264	USD	14,005	—
8/2/2017	AUD	13,920	USD	10,674	—
8/2/2017	AUD	18,264	USD	14,005	—
8/2/2017	AUD	18,264	USD	14,005	—

See Notes to Financial Statements.

58	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
8/2/2017	AUD	18,265	USD	14,005	$—
8/2/2017	DKK	21,324	USD	3,276	—
8/2/2017	DKK	16,260	USD	2,498	—
8/2/2017	DKK	21,325	USD	3,276	—
8/2/2017	DKK	21,324	USD	3,276	—
8/2/2017	DKK	21,324	USD	3,276	—
8/2/2017	EUR	35,609	USD	40,673	1
8/2/2017	EUR	27,133	USD	30,991	—
8/2/2017	EUR	35,610	USD	40,673	—
8/2/2017	EUR	35,609	USD	40,673	1
8/2/2017	EUR	35,610	USD	40,673	—
8/2/2017	GBP	41,143	USD	53,490	1
8/2/2017	GBP	31,349	USD	40,757	—
8/2/2017	GBP	41,143	USD	53,490	—
8/2/2017	GBP	41,142	USD	53,490	1
8/2/2017	GBP	41,143	USD	53,490	—
8/2/2017	NOK	161,927	USD	19,341	(1)
8/2/2017	NOK	123,395	USD	14,739	—
8/2/2017	NOK	161,926	USD	19,341	(1)
8/2/2017	NOK	161,926	USD	19,341	(1)
8/2/2017	NOK	161,923	USD	19,341	—
8/2/2017	NZD	6,459	USD	4,727	—
8/2/2017	NZD	4,926	USD	3,605	—
8/2/2017	NZD	6,459	USD	4,727	—
8/2/2017	NZD	6,459	USD	4,727	—
8/2/2017	NZD	6,459	USD	4,727	—
8/2/2017	SEK	140,484	USD	16,681	(1)
8/2/2017	SEK	107,056	USD	12,712	—
8/2/2017	SEK	140,486	USD	16,681	(1)
8/2/2017	SEK	140,484	USD	16,681	(1)
8/2/2017	SEK	140,482	USD	16,681	—
8/3/2017	CHF	4,946	USD	5,174	—
8/3/2017	CHF	3,769	USD	3,943	—
8/3/2017	CHF	4,946	USD	5,174	—
8/3/2017	CHF	4,946	USD	5,174	—
8/3/2017	CHF	4,946	USD	5,174	—
8/3/2017	ILS	35,525	USD	10,190	(1)
8/3/2017	ILS	27,077	USD	7,767	—
8/3/2017	ILS	35,525	USD	10,190	(1)
8/3/2017	ILS	35,526	USD	10,190	(1)
8/3/2017	ILS	35,525	USD	10,190	(1)
8/3/2017	JPY	15,012,106	USD	133,764	(5)
8/3/2017	JPY	11,437,818	USD	101,917	(2)
8/3/2017	JPY	15,012,387	USD	133,764	(7)
8/3/2017	JPY	15,012,092	USD	133,764	(5)
8/3/2017	JPY	15,011,557	USD	133,764	—
8/3/2017	SGD	16,727	USD	12,154	—
8/3/2017	SGD	12,750	USD	9,264	—
8/3/2017	SGD	16,727	USD	12,154	—
8/3/2017	SGD	16,728	USD	12,154	(1)
8/3/2017	SGD	16,728	USD	12,154	(1)
					$(6,715)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	59

Schedule of Investments

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Japan – 99.6%
Air Freight & Logistics – 0.1%
Kintetsu World Express, Inc.	100	$1,764
Yamato Holdings Co., Ltd.	100	2,028

Total Air Freight & Logistics		3,792
Airlines – 0.5%
ANA Holdings, Inc.	2,000	6,949
Japan Airlines Co., Ltd.	200	6,184

Total Airlines		13,133
Auto Components – 3.6%
Aisan Industry Co., Ltd.	400	3,161
Aisin Seiki Co., Ltd.	200	10,235
Bridgestone Corp.	700	30,153
Daido Metal Co., Ltd.	300	2,716
Denso Corp.	500	21,102
Eagle Industry Co., Ltd.	200	3,373
NGK Spark Plug Co., Ltd.	100	2,126
Stanley Electric Co., Ltd.	100	3,017
Sumitomo Electric Industries Ltd.	500	7,699
Sumitomo Rubber Industries Ltd.(a)	300	5,062
Toyo Tire & Rubber Co., Ltd.	100	2,037
Toyoda Gosei Co., Ltd.	100	2,384
Toyota Boshoku Corp.	100	1,876
TS Tech Co., Ltd.	100	2,910
Yokohama Rubber Co., Ltd. (The)	100	2,007

Total Auto Components		99,858
Automobiles – 10.6%
Honda Motor Co., Ltd.	1,500	40,904
Isuzu Motors Ltd.	600	7,401
Mazda Motor Corp.	400	5,582
Mitsubishi Motors Corp.	200	1,317
Nissan Motor Co., Ltd.	5,500	54,726
Subaru Corp.	800	26,956
Suzuki Motor Corp.	200	9,488
Toyota Motor Corp.	2,630	137,937
Yamaha Motor Co., Ltd.	300	7,738

Total Automobiles		292,049
Banks – 9.3%
Aozora Bank Ltd.	2,000	7,618
Chugoku Bank Ltd. (The)	100	1,495
Concordia Financial Group Ltd.	1,000	5,043
Ehime Bank Ltd. (The)	300	3,778
Fukui Bank Ltd. (The)	1,000	2,501
Fukuoka Financial Group, Inc.	1,000	4,753
Gunma Bank Ltd. (The)	500	2,999
Hachijuni Bank Ltd. (The)	600	3,807
Hokuhoku Financial Group, Inc.	200	3,188
Iyo Bank Ltd. (The)	400	3,311
Kyushu Financial Group, Inc.	400	2,524
Mebuki Financial Group, Inc.	1,070	3,981
Mitsubishi UFJ Financial Group, Inc.	10,200	68,521
Mizuho Financial Group, Inc.	25,500	46,615
Musashino Bank Ltd. (The)	100	3,066
Nishi-Nippon Financial Holdings, Inc.	200	2,075
North Pacific Bank Ltd.	800	2,798
Oita Bank Ltd. (The)	1,000	3,845
Resona Holdings, Inc.	2,400	13,211
Seven Bank Ltd.	700	2,504
Sumitomo Mitsui Financial Group, Inc.	1,400	54,562
Sumitomo Mitsui Trust Holdings, Inc.	300	10,731
Suruga Bank Ltd.	100	2,423

Total Banks		255,349
Beverages – 1.3%
Asahi Group Holdings Ltd.	200	7,526
Coca-Cola Bottlers Japan, Inc.	250	7,231
Kirin Holdings Co., Ltd.	600	12,223
Suntory Beverage & Food Ltd.	200	9,292

Total Beverages		36,272
Building Products – 1.5%
Aica Kogyo Co., Ltd.	200	6,088
Asahi Glass Co., Ltd.	200	8,419
Daikin Industries Ltd.	100	10,208
LIXIL Group Corp.	300	7,500
Sanwa Holdings Corp.	400	4,215
TOTO Ltd.	100	3,818

Total Building Products		40,248
Capital Markets – 2.1%
Daiwa Securities Group, Inc.	2,000	11,851
Ichigo, Inc.(a)	1,100	3,280
Ichiyoshi Securities Co., Ltd.	300	2,518
IwaiCosmo Holdings, Inc.	200	2,204
Japan Exchange Group, Inc.	600	10,867
kabu.com Securities Co., Ltd.	600	2,018
Matsui Securities Co., Ltd.	300	2,446
Nomura Holdings, Inc.	2,900	17,380
SBI Holdings, Inc.	200	2,709
Tokai Tokyo Financial Holdings, Inc.	600	3,327

Total Capital Markets		58,600
Chemicals – 4.2%
Asahi Kasei Corp.	1,000	10,747
Daicel Corp.	200	2,487
Hitachi Chemical Co., Ltd.	100	2,982
JSR Corp.	200	3,448
Kansai Paint Co., Ltd.	200	4,601
Kuraray Co., Ltd.	500	9,069
Mitsubishi Chemical Holdings Corp.	1,000	8,278
Mitsubishi Gas Chemical Co., Inc.	200	4,227
Nihon Parkerizing Co., Ltd.	300	4,467
Nippon Paint Holdings Co., Ltd.	100	3,782
Nippon Valqua Industries Ltd.	200	3,959
Nissan Chemical Industries Ltd.	100	3,302
Nitto Denko Corp.	100	8,224
Shin-Etsu Chemical Co., Ltd.	200	18,129

See Notes to Financial Statements.

60	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2017

Investments	Shares	Value
Showa Denko K.K.	200	$4,639
Sumitomo Chemical Co., Ltd.	1,000	5,749
Taiyo Nippon Sanso Corp.	200	2,245
Teijin Ltd.	100	1,923
Toagosei Co., Ltd.	300	3,898
Toray Industries, Inc.	600	5,021
Toyobo Co., Ltd.	1,000	1,833
Ube Industries Ltd.	1,000	2,572

Total Chemicals		115,582
Commercial Services & Supplies – 0.8%
Dai Nippon Printing Co., Ltd.	1,000	11,107
Kokuyo Co., Ltd.	200	2,729
Okamura Corp.	200	1,898
Secom Co., Ltd.	100	7,587

Total Commercial Services & Supplies		23,321
Construction & Engineering – 1.5%
COMSYS Holdings Corp.	200	4,117
Kajima Corp.	1,000	8,437
Kinden Corp.	400	6,444
Kyowa Exeo Corp.	200	3,362
Obayashi Corp.	500	5,879
Raito Kogyo Co., Ltd.	200	2,115
Taikisha Ltd.	100	2,638
Taisei Corp.	1,000	9,131

Total Construction & Engineering		42,123
Construction Materials – 0.1%
Taiheiyo Cement Corp.	1,000	3,640
Consumer Finance – 0.1%
J Trust Co., Ltd.	400	3,151
Containers & Packaging – 0.1%
Toyo Seikan Group Holdings Ltd.	200	3,375
Distributors – 0.2%
Canon Marketing Japan, Inc.	100	2,275
Paltac Corp.	100	3,368

Total Distributors		5,643
Diversified Consumer Services – 0.3%
Benesse Holdings, Inc.	200	7,547
Diversified Telecommunication Services – 2.2%
Nippon Telegraph & Telephone Corp.	1,300	61,436
Electric Utilities – 0.9%
Chubu Electric Power Co., Inc.	300	3,985
Chugoku Electric Power Co., Inc. (The)	400	4,411
Hokkaido Electric Power Co., Inc.	400	3,047
Hokuriku Electric Power Co.(a)	300	2,705
Kansai Electric Power Co., Inc. (The)	300	4,130
Kyushu Electric Power Co., Inc.	100	1,214
Shikoku Electric Power Co., Inc.	200	2,357
Tohoku Electric Power Co., Inc.	200	2,768

Total Electric Utilities		24,617
Electrical Equipment – 1.3%
Idec Corp.	400	5,197
Mitsubishi Electric Corp.	1,000	14,378
Nidec Corp.	100	10,244
Nitto Kogyo Corp.	300	4,734

Total Electrical Equipment		34,553
Electronic Equipment, Instruments & Components – 2.8%
Alps Electric Co., Ltd.	100	2,884
Amano Corp.	100	2,082
Azbil Corp.	100	3,800
Canon Electronics, Inc.	300	6,138
Dexerials Corp.	200	1,954
Hamamatsu Photonics K.K.	100	3,071
Hitachi High-Technologies Corp.	100	3,880
Hitachi Ltd.	3,000	18,407
Macnica Fuji Electronics Holdings, Inc.	100	1,461
Murata Manufacturing Co., Ltd.	100	15,192
Nohmi Bosai Ltd.	200	2,880
Oki Electric Industry Co., Ltd.	100	1,417
Omron Corp.	100	4,339
Satori Electric Co., Ltd.	300	2,229
Yaskawa Electric Corp.	200	4,238
Yokogawa Electric Corp.	200	3,206

Total Electronic Equipment, Instruments & Components		77,178
Food & Staples Retailing – 1.9%
Aeon Co., Ltd.	400	6,077
Aeon Hokkaido Corp.	1,000	5,402
Arcs Co., Ltd.	100	2,164
Cawachi Ltd.	100	2,418
FamilyMart UNY Holdings Co., Ltd.	55	3,147
Lawson, Inc.	100	6,995
Seven & I Holdings Co., Ltd.	400	16,476
United Super Markets Holdings, Inc.	300	3,172
Valor Holdings Co., Ltd.	100	2,270
Yokohama Reito Co., Ltd.(a)	300	2,830

Total Food & Staples Retailing		50,951
Food Products – 1.0%
Ajinomoto Co., Inc.	200	4,319
Hokuto Corp.	200	3,516
Itoham Yonekyu Holdings, Inc.	200	1,814
Kewpie Corp.	100	2,625
MEIJI Holdings Co., Ltd.	100	8,108
Toyo Suisan Kaisha Ltd.	100	3,831
Yamazaki Baking Co., Ltd.	100	1,993

Total Food Products		26,206
Gas Utilities – 0.6%
Osaka Gas Co., Ltd.	1,000	4,090
Saibu Gas Co., Ltd.	1,000	2,358
Tokyo Gas Co., Ltd.	2,000	10,400

Total Gas Utilities		16,848
Health Care Equipment & Supplies – 0.7%
Hoya Corp.	200	10,383

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	61

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2017

Investments	Shares	Value
Nihon Kohden Corp.	100	$2,308
Nipro Corp.	200	2,608
Terumo Corp.	100	3,938

Total Health Care Equipment & Supplies		19,237
Health Care Providers & Services – 0.7%
Alfresa Holdings Corp.	100	1,929
BML, Inc.	200	3,889
Medipal Holdings Corp.	200	3,699
Miraca Holdings, Inc.	100	4,495
Toho Holdings Co., Ltd.	200	3,937

Total Health Care Providers & Services		17,949
Hotels, Restaurants & Leisure – 0.5%
McDonald’s Holdings Co., Japan Ltd.	100	3,836
Resorttrust, Inc.	100	1,842
Round One Corp.	300	2,841
Skylark Co., Ltd.	200	2,873
Tokyo Dome Corp.	300	2,713

Total Hotels, Restaurants & Leisure		14,105
Household Durables – 2.6%
Casio Computer Co., Ltd.	200	3,074
Fuji Corp., Ltd.	400	2,659
Haseko Corp.	200	2,428
Iida Group Holdings Co., Ltd.	300	4,996
Nihon House Holdings Co., Ltd.	600	2,825
Nikon Corp.	200	3,197
Panasonic Corp.	1,700	23,058
Sangetsu Corp.	100	1,735
Sekisui Chemical Co., Ltd.	300	5,369
Sekisui House Ltd.	600	10,571
Sony Corp.	200	7,629
Sumitomo Forestry Co., Ltd.	200	3,143

Total Household Durables		70,684
Household Products – 0.3%
Pigeon Corp.	100	3,622
Unicharm Corp.	200	5,023

Total Household Products		8,645
Independent Power & Renewable Electricity Producers – 0.1%
Electric Power Development Co., Ltd.	100	2,472
Industrial Conglomerates – 0.2%
Nisshinbo Holdings, Inc.	100	1,015
Seibu Holdings, Inc.	200	3,697

Total Industrial Conglomerates		4,712
Insurance – 5.2%
Dai-ichi Life Holdings, Inc.	800	14,429
Japan Post Holdings Co., Ltd.	4,300	53,348
Japan Post Insurance Co., Ltd.	400	8,822
MS&AD Insurance Group Holdings, Inc.	500	16,794
Sompo Holdings, Inc.	300	11,585
Sony Financial Holdings, Inc.	300	5,111
T&D Holdings, Inc.	500	7,607
Tokio Marine Holdings, Inc.	600	24,836

Total Insurance		142,532
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	300	3,530
Start Today Co., Ltd.	100	2,461

Total Internet & Catalog Retail		5,991
Internet Software & Services – 0.8%
GMO Internet, Inc.	200	2,597
Mixi, Inc.	100	5,563
Yahoo Japan Corp.	2,900	12,621

Total Internet Software & Services		20,781
IT Services – 1.2%
Fujitsu Ltd.	1,000	7,367
Itochu Techno-Solutions Corp.	100	3,498
Nomura Research Institute Ltd.	220	8,664
NS Solutions Corp.	100	2,376
NTT Data Corp.	500	5,563
Otsuka Corp.	100	6,203

Total IT Services		33,671
Leisure Products – 0.6%
Bandai Namco Holdings, Inc.	200	6,817
Sankyo Co., Ltd.	100	3,391
Sega Sammy Holdings, Inc.	300	4,037
Yamaha Corp.	100	3,453

Total Leisure Products		17,698
Machinery – 5.4%
Aichi Corp.	400	2,777
Alinco, Inc.	500	4,980
Amada Holdings Co., Ltd.	500	5,776
Daifuku Co., Ltd.	100	2,986
DMG Mori Co., Ltd.	100	1,640
Ebara Corp.	100	2,768
FANUC Corp.	100	19,273
Giken Ltd.	200	5,349
Hino Motors Ltd.	300	3,329
Hitachi Construction Machinery Co., Ltd.	200	4,996
JTEKT Corp.	100	1,461
Komatsu Ltd.	800	20,324
Kubota Corp.	600	10,079
Kurita Water Industries Ltd.	200	5,447
Makita Corp.	100	3,698
MINEBEA MITSUMI, Inc.	300	4,819
Mitsubishi Heavy Industries Ltd.	2,000	8,184
Miura Co., Ltd.	200	3,895
Morita Holdings Corp.	200	3,133
Nabtesco Corp.	100	2,906
NGK Insulators Ltd.	100	1,993
Noritake Co., Ltd.	100	3,422
NSK Ltd.	600	7,492
NTN Corp.	1,000	4,610
Sodick Co., Ltd.	200	2,323
Sumitomo Heavy Industries Ltd.	1,000	6,595

See Notes to Financial Statements.

62	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2017

Investments	Shares	Value
Tadano Ltd.	200	$2,401
THK Co., Ltd.	100	2,830

Total Machinery		149,486
Marine – 0.1%
Mitsui OSK Lines Ltd.	1,000	2,937
Media – 0.7%
CyberAgent, Inc.	100	3,102
Dentsu, Inc.	100	4,779
Hakuhodo DY Holdings, Inc.	300	3,981
Kadokawa Dwango*	200	2,584
Toho Co., Ltd.	200	6,159

Total Media		20,605
Metals & Mining – 1.4%
Godo Steel Ltd.	200	3,560
Hitachi Metals Ltd.	300	4,170
JFE Holdings, Inc.	300	5,208
Kyoei Steel Ltd.	200	3,313
Mitsubishi Materials Corp.	200	6,052
Nippon Light Metal Holdings Co., Ltd.	1,500	3,564
Nippon Steel & Sumitomo Metal Corp.	500	11,294

Total Metals & Mining		37,161
Multiline Retail – 0.2%
J. Front Retailing Co., Ltd.	200	3,069
Marui Group Co., Ltd.	200	2,947

Total Multiline Retail		6,016
Oil, Gas & Consumable Fuels – 0.8%
Idemitsu Kosan Co., Ltd.	100	2,839
JXTG Holdings, Inc.	2,850	12,447
Showa Shell Sekiyu K.K.	600	5,564

Total Oil, Gas & Consumable Fuels		20,850
Paper & Forest Products – 0.3%
Nippon Paper Industries Co., Ltd.	200	4,096
Oji Holdings Corp.	1,000	5,162

Total Paper & Forest Products		9,258
Personal Products – 0.8%
Artnature, Inc.	400	2,577
Fancl Corp.	100	1,838
Kao Corp.	200	11,876
Pola Orbis Holdings, Inc.	100	2,636
Shiseido Co., Ltd.	100	3,555

Total Personal Products		22,482
Pharmaceuticals – 5.3%
Astellas Pharma, Inc.	1,600	19,573
Chugai Pharmaceutical Co., Ltd.	300	11,227
Daiichi Sankyo Co., Ltd.	500	11,779
Eisai Co., Ltd.	200	11,045
KYORIN Holdings, Inc.	100	2,218
Kyowa Hakko Kirin Co., Ltd.	200	3,715
Mitsubishi Tanabe Pharma Corp.	400	9,242
Nichi-iko Pharmaceutical Co., Ltd.	200	3,118
Ono Pharmaceutical Co., Ltd.	300	6,544
Otsuka Holdings Co., Ltd.	300	12,789
Sawai Pharmaceutical Co., Ltd.	100	5,616
Shionogi & Co., Ltd.	100	5,570
Sumitomo Dainippon Pharma Co., Ltd.	200	2,729
Takeda Pharmaceutical Co., Ltd.	800	40,648

Total Pharmaceuticals		145,813
Professional Services – 0.5%
Recruit Holdings Co., Ltd.	600	10,311
TechnoPro Holdings, Inc.	100	4,023

Total Professional Services		14,334
Real Estate Management & Development – 2.5%
Aeon Mall Co., Ltd.	200	3,937
Airport Facilities Co., Ltd.	500	2,714
Daito Trust Construction Co., Ltd.	100	15,571
Daiwa House Industry Co., Ltd.	500	17,079
Hulic Co., Ltd.	300	3,062
Mitsubishi Estate Co., Ltd.	200	3,726
Mitsui Fudosan Co., Ltd.	300	7,157
Nomura Real Estate Holdings, Inc.	100	1,962
NTT Urban Development Corp.	200	1,930
Sun Frontier Fudousan Co., Ltd.	300	3,012
Takara Leben Co., Ltd.	700	3,140
Tokyo Tatemono Co., Ltd.	200	2,620
Tokyu Fudosan Holdings Corp.	500	2,955

Total Real Estate Management & Development		68,865
Road & Rail – 1.6%
East Japan Railway Co.	200	19,126
Hankyu Hanshin Holdings, Inc.	200	7,191
Nikkon Holdings Co., Ltd.	200	4,621
Seino Holdings Co., Ltd.	400	5,315
Senko Group Holdings Co., Ltd.	300	1,949
West Japan Railway Co.	100	7,063

Total Road & Rail		45,265
Semiconductors & Semiconductor Equipment – 0.9%
Advantest Corp.	200	3,421
Mimasu Semiconductor Industry Co., Ltd.	100	1,506
Sumco Corp.	200	2,896
Tokyo Electron Ltd.	100	13,493
Tokyo Seimitsu Co., Ltd.	100	3,217

Total Semiconductors & Semiconductor Equipment		24,533
Software – 1.3%
Nintendo Co., Ltd.	50	16,768
NSD Co., Ltd.	300	5,404
Oracle Corp.	100	6,488
Square Enix Holdings Co., Ltd.	100	3,275
Trend Micro, Inc.	100	5,153

Total Software		37,088
Specialty Retail – 1.8%
ABC-Mart, Inc.	100	5,883
Aoyama Trading Co., Ltd.	100	3,564
DCM Holdings Co., Ltd.	200	1,753
Fast Retailing Co., Ltd.	25	8,326

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	63

Schedule of Investments (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

June 30, 2017

Investments	Shares	Value
Geo Holdings Corp.	300	$3,111
K’s Holdings Corp.	100	1,954
Kohnan Shoji Co., Ltd.	100	1,863
Nishimatsuya Chain Co., Ltd.	300	3,076
Sac’s Bar Holdings, Inc.	300	3,367
Sanrio Co., Ltd.	100	1,962
T-Gaia Corp.	100	1,897
USS Co., Ltd.	300	5,962
Yamada Denki Co., Ltd.	800	3,973
Yellow Hat Ltd.	100	2,385

Total Specialty Retail		49,076
Technology Hardware, Storage & Peripherals – 3.1%
Brother Industries Ltd.	200	4,616
Canon, Inc.	1,600	54,340
FUJIFILM Holdings Corp.	200	7,191
Konica Minolta, Inc.	100	830
NEC Corp.	2,000	5,304
Ricoh Co., Ltd.	500	4,414
Seiko Epson Corp.	400	8,896

Total Technology Hardware, Storage & Peripherals		85,591
Textiles, Apparel & Luxury Goods – 0.1%
Yondoshi Holdings, Inc.	100	2,493
Tobacco – 2.3%
Japan Tobacco, Inc.	1,800	63,231
Trading Companies & Distributors – 5.2%
ITOCHU Corp.	1,600	23,767
Marubeni Corp.	1,900	12,273
MISUMI Group, Inc.	200	4,567
Mitsubishi Corp.	1,600	33,549
Mitsui & Co., Ltd.	2,300	32,864
Sojitz Corp.	1,100	2,702
Sumitomo Corp.	1,500	19,518
Toyota Tsusho Corp.	200	5,990
Yamazen Corp.	500	5,069
Yuasa Trading Co., Ltd.	100	3,035

Total Trading Companies & Distributors		143,334
Wireless Telecommunication Services – 5.2%
KDDI Corp.	2,000	52,955
NTT DOCOMO, Inc.	3,200	75,529
SoftBank Group Corp.	200	16,192

Total Wireless Telecommunication Services		144,676
TOTAL COMMON STOCKS (Cost: $2,481,310)		2,747,043
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $7,961)(c)	7,961	7,961
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,489,271)		2,755,004
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		1,939

NET ASSETS – 100.0%		$2,756,943

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(c)	At June 30, 2017, the total market value of the Fund’s securities on loan was $7,586 and the total market value of the collateral held by the Fund was $7,961.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	JPY	52,241,641	USD	473,100	$8,151
7/5/2017	JPY	52,241,026	USD	473,100	8,157
7/5/2017	JPY	52,246,041	USD	473,100	8,112
7/5/2017	JPY	52,241,310	USD	473,100	8,154
7/5/2017	JPY	39,802,786	USD	360,460	6,217
7/5/2017	USD	473,100	JPY	53,158,935	13
7/5/2017	USD	360,460	JPY	40,502,006	6
7/5/2017	USD	473,100	JPY	53,159,124	14
7/5/2017	USD	473,100	JPY	53,158,840	12
7/5/2017	USD	473,100	JPY	53,157,516	—
8/3/2017	JPY	54,465,291	USD	485,308	(18)
8/3/2017	JPY	41,497,318	USD	369,763	(8)
8/3/2017	JPY	54,466,310	USD	485,308	(27)
8/3/2017	JPY	54,465,243	USD	485,308	(17)
8/3/2017	JPY	54,463,302	USD	485,308	—
					$38,766

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

64	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.1%
Brazil – 6.0%
AES Tiete Energia S.A.	1,208	$4,977
Alupar Investimento S.A.	1,715	9,364
Ambev S.A.	21,988	121,512
Banco Bradesco S.A.	5,610	46,732
Banco do Brasil S.A.	2,858	23,117
Banco Santander Brasil S.A.	4,957	37,403
BB Seguridade Participacoes S.A.	5,233	45,250
BM&FBovespa S.A.	3,921	23,373
BRF S.A.	1,205	14,257
CCR S.A.	5,440	27,748
Cia de Saneamento Basico do Estado de Sao Paulo	805	7,692
Cia Hering	1,208	7,201
Cielo S.A.	2,677	19,876
Cosan S.A. Industria e Comercio	403	4,206
Engie Brasil Energia S.A.	3,212	32,883
Equatorial Energia S.A.	501	8,193
Ez Tec Empreendimentos e Participacoes S.A.	1,268	6,793
Fibria Celulose S.A.	700	7,143
Gerdau S.A.	1,204	3,692
Grendene S.A.	1,208	9,345
Itau Unibanco Holding S.A.	3,977	39,059
JBS S.A.	26	51
Klabin S.A.	1,608	7,877
Kroton Educacional S.A.	2,311	10,372
Localiza Rent a Car S.A.	421	5,737
Lojas Renner S.A.	883	7,297
Mahle-Metal Leve S.A.	1,403	8,236
MRV Engenharia e Participacoes S.A.	1,512	6,170
Multiplan Empreendimentos Imobiliarios S.A.	421	8,300
Multiplus S.A.	903	10,583
Natura Cosmeticos S.A.	207	1,606
Odontoprev S.A.	2,012	7,074
Porto Seguro S.A.	803	7,419
Raia Drogasil S.A.	401	8,485
Smiles S.A.	803	14,634
Sul America S.A.	864	4,616
TIM Participacoes S.A.	4,621	13,654
TOTVS S.A.	803	7,309
Transmissora Alianca de Energia Eletrica S.A.	3,414	22,710
Ultrapar Participacoes S.A.	803	18,788
Vale S.A.	2,762	24,175
WEG S.A.	2,414	12,896

Total Brazil		707,805
Chile – 2.2%
AES Gener S.A.	51,106	17,987
Aguas Andinas S.A. Class A	22,667	13,263
Banco de Chile	169,329	21,963
Banco de Credito e Inversiones	188	10,492
Banco Santander Chile	389,185	24,731
CAP S.A.	1,275	10,181
Cencosud S.A.	5,021	13,318
Cia Cervecerias Unidas S.A.	546	7,151
Colbun S.A.	13,508	2,901
Empresas CMPC S.A.	2,134	5,094
Empresas COPEC S.A.	2,330	25,409
Enel Americas S.A.	140,419	26,598
Enel Chile S.A.	89,726	9,827
Enel Generacion Chile S.A.	16,672	12,546
Inversiones Aguas Metropolitanas S.A.	4,290	7,255
Inversiones La Construccion S.A.	437	5,413
Itau CorpBanca	1,009,675	8,975
Ripley Corp. S.A.	14,627	11,137
S.A.C.I. Falabella	2,398	19,676
Sociedad Matriz del Banco de Chile S.A. Class B	18,050	7,277
SONDA S.A.	1,378	2,256

Total Chile		263,450
China – 21.7%
AAC Technologies Holdings, Inc.	1,500	18,754
Agricultural Bank of China Ltd. Class H	80,000	37,815
Air China Ltd. Class H	6,000	6,187
Anhui Conch Cement Co., Ltd. Class H	4,000	13,912
ANTA Sports Products Ltd.	5,000	16,525
BAIC Motor Corp., Ltd. Class H(a)	6,000	5,818
Bank of China Ltd. Class H	200,000	98,124
Bank of Communications Co., Ltd. Class H	76,000	53,643
Beijing Enterprises Holdings Ltd.	2,000	9,646
Beijing Enterprises Water Group Ltd.*	8,000	6,210
Belle International Holdings Ltd.	33,000	26,040
Brilliance China Automotive Holdings Ltd.	8,000	14,572
Central China Securities Co., Ltd. Class H(b)	5,000	2,370
China CITIC Bank Corp., Ltd. Class H	25,000	15,308
China Communications Construction Co., Ltd. Class H	6,000	7,732
China Conch Venture Holdings Ltd.	4,000	7,327
China Construction Bank Corp. Class H	574,000	444,850
China Everbright Bank Co., Ltd. Class H	16,000	7,481
China Everbright International Ltd.	4,000	4,991
China Galaxy Securities Co., Ltd. Class H	6,500	5,828
China Gas Holdings Ltd.	8,000	16,151
China Greenland Broad Greenstate Group Co., Ltd.	16,000	3,771
China Hongqiao Group Ltd.*†	16,500	14,901
China International Marine Containers Group Co., Ltd. Class H	3,200	5,722
China Jinmao Holdings Group Ltd.	32,000	13,199
China Lesso Group Holdings Ltd.	4,000	3,074
China Life Insurance Co., Ltd. Class H	8,000	24,441
China Lilang Ltd.	8,000	5,329
China Medical System Holdings Ltd.	4,000	6,917
China Mengniu Dairy Co., Ltd.*	4,000	7,840
China Merchants Bank Co., Ltd. Class H	6,000	18,100
China Merchants Port Holdings Co., Ltd.	6,055	16,793
China Minsheng Banking Corp., Ltd. Class H	14,500	14,469
China Mobile Ltd.	34,000	360,843
China National Building Material Co., Ltd. Class H	8,000	4,755
China Oilfield Services Ltd. Class H	6,000	4,811
China Overseas Land & Investment Ltd.	14,000	40,979

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	65

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
China Pacific Insurance Group Co., Ltd. Class H	3,400	$13,894
China Petroleum & Chemical Corp. Class H	64,000	49,928
China Power International Development Ltd.	39,000	13,839
China Power New Energy Development Co., Ltd.	4,000	2,552
China Resources Cement Holdings Ltd.	24,000	11,929
China Resources Land Ltd.	8,000	23,314
China Resources Power Holdings Co., Ltd.	16,000	31,400
China Shenhua Energy Co., Ltd. Class H	10,000	22,264
China Shineway Pharmaceutical Group Ltd.	4,000	4,048
China South City Holdings Ltd.	28,000	5,201
China State Construction International Holdings Ltd.	8,000	13,691
China Telecom Corp., Ltd. Class H	16,000	7,604
China Travel International Investment Hong Kong Ltd.(b)	16,000	4,612
China Vanke Co., Ltd. Class H*	2,000	5,662
China Yongda Automobiles Services Holdings Ltd.(b)	4,000	4,073
China Zhongwang Holdings Ltd.	19,200	8,436
CIFI Holdings Group Co., Ltd.	24,000	10,668
CITIC Ltd.	44,000	66,171
CITIC Securities Co., Ltd. Class H	2,500	5,169
CITIC Telecom International Holdings Ltd.	15,000	4,804
CNOOC Ltd.	92,000	100,763
Cosmo Lady China Holdings Co., Ltd.(a)(b)	7,000	2,842
Country Garden Holdings Co., Ltd.	72,000	83,469
CPMC Holdings Ltd.	4,000	1,973
CRRC Corp., Ltd. Class H	5,000	4,496
CSPC Pharmaceutical Group Ltd.	8,000	11,683
Dali Foods Group Co., Ltd.(a)	22,000	12,625
Far East Horizon Ltd.	8,000	6,979
FIH Mobile Ltd.	19,000	5,866
Fosun International Ltd.	4,500	7,033
GF Securities Co., Ltd. Class H	2,600	5,222
Golden Eagle Retail Group Ltd.(b)	4,000	5,534
Guangdong Investment Ltd.	8,000	11,027
Guangzhou Automobile Group Co., Ltd. Class H	8,000	14,040
Guotai Junan International Holdings Ltd.(b)	12,000	3,720
Haitian International Holdings Ltd.	4,000	11,221
Haitong Securities Co., Ltd. Class H	4,000	6,466
Hengan International Group Co., Ltd.	2,500	18,446
Huadian Power International Corp., Ltd. Class H	16,000	7,153
Huaneng Power International, Inc. Class H	32,000	22,217
Huishang Bank Corp., Ltd. Class H	12,000	6,195
Industrial & Commercial Bank of China Ltd. Class H	200,000	135,016
Kunlun Energy Co., Ltd.	16,000	13,568
KWG Property Holding Ltd.	10,000	6,700
Lee & Man Paper Manufacturing Ltd.	12,000	11,145
Lenovo Group Ltd.	24,000	15,157
Longfor Properties Co., Ltd.	8,000	17,196
MGM China Holdings Ltd.	3,600	8,006
Nine Dragons Paper Holdings Ltd.	8,000	10,658
People’s Insurance Co. Group of China Ltd. (The) Class H	4,000	1,681
PetroChina Co., Ltd. Class H	30,000	18,369
Ping An Insurance Group Co. of China Ltd. Class H	6,000	39,544
Shanghai Industrial Holdings Ltd.	4,000	11,836
Shengjing Bank Co., Ltd. Class H(a)	500	427
Shenzhen International Holdings Ltd.	6,000	11,006
Shenzhen Investment Ltd.	16,000	7,071
Shenzhou International Group Holdings Ltd.	4,000	26,286
Shimao Property Holdings Ltd.	10,000	17,114
Shui On Land Ltd.	24,000	5,811
Sihuan Pharmaceutical Holdings Group Ltd.	16,000	6,702
Sino-Ocean Group Holding Ltd.	18,000	8,808
Sinopec Engineering Group Co., Ltd. Class H	6,000	5,411
Sinopharm Group Co., Ltd. Class H	1,600	7,235
SITC International Holdings Co., Ltd.	8,000	6,292
Skyworth Digital Holdings Ltd.	10,000	6,213
Sun Art Retail Group Ltd.	12,500	9,960
Sunac China Holdings Ltd.(b)	8,000	16,725
Tencent Holdings Ltd.	1,200	42,918
Tingyi Cayman Islands Holding Corp.(b)	8,000	9,490
Want Want China Holdings Ltd.(b)	20,000	13,502
WH Group Ltd.(a)	20,000	20,188
Xingda International Holdings Ltd.	18,000	7,286
Xinyi Glass Holdings Ltd.*	8,000	7,922
Xinyi Solar Holdings Ltd.*(b)	4,000	1,143
XTEP International Holdings Ltd.	7,000	2,699
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	1,600	3,398
Yuexiu Property Co., Ltd.	56,000	9,541
Yuexiu Transport Infrastructure Ltd.	8,000	5,739
Zhejiang Expressway Co., Ltd. Class H	8,000	10,453

Total China		2,581,673
Czech Republic – 0.8%
CEZ AS	3,211	55,815
Komercni Banka AS	583	23,323
O2 Czech Republic AS	1,367	16,197

Total Czech Republic		95,335
Hong Kong – 0.4%
Chow Tai Fook Jewellery Group Ltd.	15,200	16,103
CP Pokphand Co., Ltd.	32,000	2,459
Kerry Logistics Network Ltd.	4,000	5,913
Kingboard Chemical Holdings Ltd.	3,000	11,952
Kingboard Laminates Holdings Ltd.	9,000	10,860

Total Hong Kong		47,287
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	261	20,441
OTP Bank PLC	449	14,994

Total Hungary		35,435
India – 2.7%
Ambuja Cements Ltd.	891	3,399
Asian Paints Ltd.	236	4,027
Axis Bank Ltd. GDR Reg S	180	7,164
Bajaj Auto Ltd.	80	3,455
Bharat Petroleum Corp., Ltd.	595	5,886
Bharti Airtel Ltd.	703	4,130

See Notes to Financial Statements.

66	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
Bharti Infratel Ltd.	329	$1,906
Cadila Healthcare Ltd.	680	5,525
Coal India Ltd.	3,345	12,640
Cummins India Ltd.	285	4,055
GAIL India Ltd.	744	4,160
HCL Technologies Ltd.	912	12,006
Hero MotoCorp Ltd.	116	6,643
Hindustan Petroleum Corp., Ltd.	481	3,798
Hindustan Unilever Ltd.	819	13,679
ICICI Bank Ltd. ADR	1,768	15,856
Idea Cellular Ltd.	850	1,121
Indian Oil Corp., Ltd.	619	3,689
Infosys Ltd. ADR	2,666	40,043
ITC Ltd.	3,221	16,128
Larsen & Toubro Ltd. GDR Reg S	353	9,107
Mahindra & Mahindra Ltd. GDR	337	7,212
NTPC Ltd.	3,775	9,283
Oil & Natural Gas Corp., Ltd.	4,961	12,073
Power Grid Corp. of India Ltd.	763	2,485
Reliance Industries Ltd. GDR*(a)	651	27,602
Reliance Infrastructure Ltd.	496	3,817
State Bank of India GDR Reg S	401	17,043
Sun Pharmaceutical Industries Ltd.	259	2,227
Tata Consultancy Services Ltd.	469	17,141
Tata Power Co., Ltd. (The)	2,939	3,663
Tech Mahindra Ltd.	244	1,442
Torrent Power Ltd.	445	1,223
UPL Ltd.	409	5,318
Vedanta Ltd. ADR	1,208	18,748
Wipro Ltd. ADR(b)	602	3,130
Yes Bank Ltd.	236	5,343
Zee Entertainment Enterprises Ltd.	513	3,900

Total India		320,067
Indonesia – 3.6%
Adaro Energy Tbk PT	69,100	8,192
AKR Corporindo Tbk PT	9,600	4,700
Astra Agro Lestari Tbk PT	4,822	5,319
Astra International Tbk PT	52,800	35,358
Bank Central Asia Tbk PT	14,800	20,155
Bank Danamon Indonesia Tbk PT	17,200	6,614
Bank Negara Indonesia Persero Tbk PT	32,500	16,095
Bank Rakyat Indonesia Persero Tbk PT	33,700	38,561
Bank Tabungan Negara Persero Tbk PT	16,000	3,121
Charoen Pokphand Indonesia Tbk PT	6,800	1,623
Global Mediacom Tbk PT*	25,300	1,101
Gudang Garam Tbk PT	3,200	18,800
Hanjaya Mandala Sampoerna Tbk PT	186,400	53,707
Indo Tambangraya Megah Tbk PT	10,400	13,500
Indofood CBP Sukses Makmur Tbk PT	13,600	8,980
Indofood Sukses Makmur Tbk PT	22,800	14,712
Jasa Marga Persero Tbk PT	12,400	4,978
Kalbe Farma Tbk PT	53,800	6,560
Lippo Karawaci Tbk PT	34,900	1,728
Matahari Department Store Tbk PT	4,800	5,105
Matahari Putra Prima Tbk PT*	20,400	1,071
Media Nusantara Citra Tbk PT*	52,600	7,262
Mitra Keluarga Karyasehat Tbk PT	10,000	1,501
Pakuwon Jati Tbk PT	48,500	2,238
Perusahaan Gas Negara Persero Tbk	76,300	12,881
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,800	1,933
Semen Indonesia Persero Tbk PT	14,400	10,805
Summarecon Agung Tbk PT	16,400	1,587
Surya Citra Media Tbk PT	24,900	4,839
Tambang Batubara Bukit Asam Persero Tbk PT	10,800	9,684
Telekomunikasi Indonesia Persero Tbk PT	146,300	49,617
Unilever Indonesia Tbk PT	9,600	35,151
United Tractors Tbk PT	10,000	20,597

Total Indonesia		428,075
Malaysia – 4.5%
AirAsia Bhd	2,400	1,817
Alliance Financial Group Bhd	5,600	5,023
AMMB Holdings Bhd	9,600	10,914
Astro Malaysia Holdings Bhd	14,000	8,251
Axiata Group Bhd	11,400	12,827
Berjaya Sports Toto Bhd	4,800	2,829
Bermaz Auto Bhd	2,600	1,217
BIMB Holdings Bhd	1,600	1,696
British American Tobacco Malaysia Bhd	900	9,103
Bursa Malaysia Bhd	800	1,975
Cahya Mata Sarawak Bhd	2,400	2,248
Carlsberg Brewery Malaysia Bhd	1,600	5,591
CIMB Group Holdings Bhd	14,800	22,686
Dialog Group Bhd	4,400	1,968
DiGi.Com Bhd	22,400	26,091
Dutch Lady Milk Industries Bhd	800	10,880
Felda Global Ventures Holdings Bhd	17,600	7,011
Fraser & Neave Holdings Bhd	400	2,358
Gamuda Bhd	6,000	7,688
Genting Bhd	800	1,754
Genting Malaysia Bhd	6,400	8,200
HAP Seng Consolidated Bhd	6,400	13,761
Hartalega Holdings Bhd	1,600	2,751
Hong Leong Bank Bhd	2,800	10,215
Hong Leong Financial Group Bhd	1,600	6,262
IHH Healthcare Bhd	4,000	5,358
IJM Corp. Bhd	7,600	6,126
IOI Corp. Bhd	8,800	9,123
IOI Properties Group Bhd	10,475	5,368
Kuala Lumpur Kepong Bhd	1,600	9,274
Lingkaran Trans Kota Holdings Bhd	1,200	1,647
Magnum Bhd	1,900	766
Mah Sing Group Bhd	13,600	5,132
Malakoff Corp. Bhd	6,800	1,679
Malayan Banking Bhd	20,300	45,540
Malaysia Airports Holdings Bhd	2,800	5,583
Maxis Bhd	12,400	16,032

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	67

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
MISC Bhd	10,500	$18,247
MMC Corp. Bhd	2,800	1,618
Nestle Malaysia Bhd	400	7,920
Petronas Chemicals Group Bhd	13,600	22,494
Petronas Dagangan Bhd	1,600	8,983
Petronas Gas Bhd	3,800	16,412
Press Metal Bhd†	18,740	11,700
Public Bank Bhd	5,200	24,615
RHB Bank Bhd	5,200	6,130
Sime Darby Bhd	16,000	35,409
SP Setia Bhd Group	6,000	4,878
Sunway Bhd	2,821	2,576
Telekom Malaysia Bhd	8,400	13,013
Tenaga Nasional Bhd	8,000	26,352
Top Glove Corp. Bhd	4,000	5,358
UEM Edgenta Bhd	2,000	1,230
UOA Development Bhd	3,600	2,139
Westports Holdings Bhd	5,700	4,833
YTL Corp. Bhd	33,900	11,530
YTL Power International Bhd	32,500	10,978

Total Malaysia		533,159
Mexico – 3.1%
Alfa S.A.B. de C.V. Class A	3,933	5,611
Alpek S.A.B. de C.V.	2,432	2,925
America Movil S.A.B. de C.V. Series L	59,624	48,095
Arca Continental S.A.B. de C.V.	2,012	15,161
Coca-Cola Femsa S.A.B. de C.V. Series L	803	6,822
Concentradora Fibra Danhos S.A. de C.V.	4,014	7,245
Fomento Economico Mexicano S.A.B. de C.V.	1,884	18,607
Gruma S.A.B. de C.V. Class B	441	5,767
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,208	7,320
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	1,208	13,641
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	441	9,330
Grupo Carso S.A.B. de C.V. Series A1	1,611	6,803
Grupo Financiero Banorte S.A.B. de C.V. Class O	3,217	20,509
Grupo Financiero Inbursa S.A.B. de C.V. Class O	4,023	6,890
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	5,634	10,923
Grupo Herdez S.A.B. de C.V.	1,208	2,618
Grupo Lala S.A.B. de C.V.(b)	1,714	3,148
Grupo Mexico S.A.B. de C.V. Series B	10,466	29,531
Grupo Televisa S.A.B. Series CPO	803	3,924
Industrias Bachoco S.A.B. de C.V. Series B	1,208	5,789
Industrias Penoles S.A.B. de C.V.	200	4,525
Infraestructura Energetica Nova S.A.B. de C.V.	2,414	12,904
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	4,522	9,594
Macquarie Mexico Real Estate Management S.A. de C.V.*	6,522	7,737
Mexichem S.A.B. de C.V.	2,063	5,553
Wal-Mart de Mexico S.A.B. de C.V.	40,421	94,086

Total Mexico		365,058
Philippines – 1.9%
Aboitiz Equity Ventures, Inc.	6,830	10,307
Aboitiz Power Corp.	16,400	12,643
Alliance Global Group, Inc.	15,200	4,308
Ayala Corp.	320	5,390
Ayala Land, Inc.	8,400	6,617
Bank of the Philippine Islands	4,330	8,924
BDO Unibank, Inc.	5,281	12,977
Century Pacific Food, Inc.	9,100	3,246
DMCI Holdings, Inc.	40,900	11,429
Energy Development Corp.	74,300	8,908
First Gen Corp.	5,600	2,097
Globe Telecom, Inc.	400	16,235
International Container Terminal Services, Inc.	3,410	6,609
JG Summit Holdings, Inc.	1,440	2,312
Jollibee Foods Corp.	1,160	4,690
LT Group, Inc.	6,000	1,748
Manila Electric Co.	4,680	24,188
Manila Water Co., Inc.	8,800	5,415
Metro Pacific Investments Corp.	6,200	785
Metropolitan Bank & Trust Co.	3,570	6,191
Nickel Asia Corp.	29,000	3,678
PLDT, Inc.	850	30,287
San Miguel Corp.	4,450	9,172
Semirara Mining & Power Corp.	2,200	6,998
SM Investments Corp.	960	15,277
SM Prime Holdings, Inc.	14,800	9,679

Total Philippines		230,110
Poland – 1.5%
Asseco Poland S.A.	286	3,761
Bank Handlowy w Warszawie S.A.(b)	553	10,257
Bank Pekao S.A.	718	24,164
Bank Zachodni WBK S.A.	168	15,508
CCC S.A.	48	2,912
Energa S.A.	1,780	5,026
Eurocash S.A.	308	2,575
ING Bank Slaski S.A.*	273	13,424
KGHM Polska Miedz S.A.	699	20,857
Polski Koncern Naftowy Orlen S.A.	739	22,300
Polskie Gornictwo Naftowe i Gazownictwo S.A.	12,144	20,697
Powszechny Zaklad Ubezpieczen S.A.	2,967	35,676
Warsaw Stock Exchange	15	197

Total Poland		177,354
Russia – 8.3%
Gazprom Neft PJSC ADR	579	8,859
Gazprom PJSC ADR	32,312	127,891
LSR Group PJSC GDR Reg S	2,472	7,045
Lukoil PJSC ADR	3,539	172,349
Magnit PJSC GDR Reg S	922	31,348
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	2,167	16,036
MegaFon PJSC GDR Reg S	5,390	49,372
MMC Norilsk Nickel PJSC ADR	5,515	76,107
Mobile TeleSystems PJSC ADR	7,728	64,761

See Notes to Financial Statements.

68	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
Novatek PJSC GDR Reg S	475	$52,915
Novolipetsk Steel PJSC GDR	2,887	55,892
PhosAgro PJSC GDR Reg S	2,892	38,319
Rosneft Oil Co. PJSC GDR Reg S	25,254	137,256
RusHydro PJSC ADR	8,303	10,628
Sberbank of Russia PJSC ADR	3,888	40,241
Severstal PJSC GDR Reg S	2,736	35,896
Tatneft PJSC ADR	892	33,628
VTB Bank PJSC GDR Reg S	10,709	22,521

Total Russia		981,064
South Africa – 5.9%
Aeci Ltd.	839	6,806
African Rainbow Minerals Ltd.	202	1,300
Aspen Pharmacare Holdings Ltd.	362	7,932
Assore Ltd.	300	4,462
AVI Ltd.	1,116	8,092
Barclays Africa Group Ltd.	2,679	29,392
Barloworld Ltd.	1,015	8,428
Bidvest Group Ltd. (The)	986	11,858
Capevin Holdings Ltd.	5,805	4,010
Capitec Bank Holdings Ltd.	128	8,108
Clicks Group Ltd.	755	8,067
Coronation Fund Managers Ltd.	1,776	8,836
Discovery Ltd.	647	6,317
Distell Group Ltd.	596	6,232
Exxaro Resources Ltd.	811	5,756
FirstRand Ltd.	13,049	46,957
Foschini Group Ltd. (The)	785	8,225
Hyprop Investments Ltd.	627	5,587
Imperial Holdings Ltd.	627	7,704
Investec Ltd.	1,017	7,490
Lewis Group Ltd.(b)	2,109	5,255
Liberty Holdings Ltd.	949	8,148
Life Healthcare Group Holdings Ltd.	2,979	5,832
Massmart Holdings Ltd.	587	4,726
MMI Holdings Ltd.	6,712	10,368
Mondi Ltd.	261	6,755
Mr. Price Group Ltd.	729	8,680
MTN Group Ltd.	12,046	104,900
Naspers Ltd. Class N	76	14,762
Nedbank Group Ltd.	1,134	18,070
Netcare Ltd.	2,813	5,524
Oceana Group Ltd.	536	3,719
Pick n Pay Stores Ltd.	1,059	4,769
Pioneer Foods Group Ltd.	74	765
Rand Merchant Investment Holdings Ltd.	2,330	6,934
Remgro Ltd.	422	6,875
Resilient REIT Ltd.	651	6,049
Reunert Ltd.	1,067	5,971
RMB Holdings Ltd.	3,530	15,828
Sanlam Ltd.	3,560	17,606
Santam Ltd.	325	5,936
Sasol Ltd.	1,723	48,195
Shoprite Holdings Ltd.	903	13,741
Sibanye Gold Ltd.	4,690	5,387
SPAR Group Ltd. (The)	622	7,316
Standard Bank Group Ltd.	3,758	41,313
Telkom S.A. SOC Ltd.(b)	1,399	6,572
Tiger Brands Ltd.	405	11,372
Truworths International Ltd.	1,206	6,581
Tsogo Sun Holdings Ltd.	2,397	4,100
Vodacom Group Ltd.	6,037	75,688
Woolworths Holdings Ltd.	3,550	16,704

Total South Africa		706,000
South Korea – 10.1%
Amorepacific Corp.	16	4,251
BNK Financial Group, Inc.	273	2,613
Coway Co., Ltd.	162	14,725
Daesang Holdings Co., Ltd.	235	2,311
DGB Financial Group, Inc.	755	7,787
Dongbu Insurance Co., Ltd.	112	6,656
Dongsuh Cos., Inc.	176	4,707
DONGSUNG Corp.	615	3,639
Doosan Heavy Industries & Construction Co., Ltd.	244	4,468
E-Mart, Inc.	32	6,559
Grand Korea Leisure Co., Ltd.	204	3,994
GS Holdings Corp.	192	11,445
GS Retail Co., Ltd.	68	3,067
Hana Financial Group, Inc.	425	16,808
Hana Tour Service, Inc.	36	2,879
Hankook Tire Co., Ltd.	144	8,005
Hanon Systems	1,059	9,533
Hansae Co., Ltd.	60	1,405
Hanssem Co., Ltd.	24	3,860
Hanwha Chemical Corp.	92	2,428
Hanwha Life Insurance Co., Ltd.	1,176	7,154
Hite Jinro Co., Ltd.	411	8,370
Hyosung Corp.	52	7,613
Hyundai Engineering & Construction Co., Ltd.	148	5,957
Hyundai Glovis Co., Ltd.	57	7,822
Hyundai Greenfood Co., Ltd.	365	5,647
Hyundai Marine & Fire Insurance Co., Ltd.	200	6,878
Hyundai Motor Co.	425	59,247
Hyundai Steel Co.	180	9,785
Industrial Bank of Korea	975	12,143
Interpark Corp.	486	4,354
It’s Hanbul Co., Ltd.	56	2,173
Kangwon Land, Inc.	365	11,118
KB Financial Group, Inc.	457	23,047
KEPCO Plant Service & Engineering Co., Ltd.	108	4,167
Kia Motors Corp.	755	25,207
Korea Electric Power Corp.	2,618	93,357
Korea Zinc Co., Ltd.	20	7,971
Korean Reinsurance Co.	184	1,946
KT Corp. ADR(b)	454	7,555
KT&G Corp.	297	30,371

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	69

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
Kumho Petrochemical Co., Ltd.	120	$7,709
Kyongbo Pharmaceutical Co., Ltd.	168	1,924
LG Chem Ltd.	80	20,347
LG Corp.	220	14,863
LG Display Co., Ltd.	578	18,742
LG Electronics, Inc.	120	8,411
LG Household & Health Care Ltd.	8	6,950
LG Uplus Corp.	599	8,167
LIG Nex1 Co., Ltd.	32	2,070
Lotte Chemical Corp.	16	4,811
LOTTE Fine Chemical Co., Ltd.	84	2,889
Lotte Shopping Co., Ltd.	24	6,366
LS Corp.	140	8,920
LS Industrial Systems Co., Ltd.	132	6,438
Meritz Fire & Marine Insurance Co., Ltd.	225	3,943
Meritz Securities Co., Ltd.	1,427	6,311
Mirae Asset Daewoo Co., Ltd.	719	6,944
NCSoft Corp.	32	10,614
NH Investment & Securities Co., Ltd.	513	6,658
Paradise Co., Ltd.	184	2,308
POSCO	261	65,470
Posco Daewoo Corp.	200	3,898
S&T Motiv Co., Ltd.	59	2,604
S-1 Corp.	72	6,104
S-Oil Corp.	156	12,926
Samsung C&T Corp.	36	4,657
Samsung Electro-Mechanics Co., Ltd.	104	9,271
Samsung Electronics Co., Ltd.	131	272,156
Samsung Fire & Marine Insurance Co., Ltd.	49	12,056
Samsung Life Insurance Co., Ltd.	159	16,259
Samsung SDS Co., Ltd.	16	2,580
Samsung Securities Co., Ltd.	179	6,461
Seah Besteel Corp.	92	2,456
Shinhan Financial Group Co., Ltd.	636	27,404
SK Chemicals Co., Ltd.	40	2,573
SK Holdings Co., Ltd.	68	16,522
SK Hynix, Inc.	562	33,106
SK Innovation Co., Ltd.	168	23,273
SK Telecom Co., Ltd.	231	53,704
SKC Co., Ltd.	79	2,317
Tongyang Life Insurance Co., Ltd.	361	3,152

Total South Korea		1,197,356
Taiwan – 18.2%
Accton Technology Corp.	4,000	10,204
Advanced Semiconductor Engineering, Inc.	32,749	42,040
Asia Cement Corp.	16,000	13,728
Asustek Computer, Inc.	4,000	37,804
Aten International Co., Ltd.	4,000	11,045
AU Optronics Corp.	36,000	16,450
Cathay Financial Holding Co., Ltd.	28,000	46,114
Chang Hwa Commercial Bank Ltd.	4,000	2,295
Cheng Shin Rubber Industry Co., Ltd.	12,000	25,523
Chicony Electronics Co., Ltd.	4,005	10,151
Chin-Poon Industrial Co., Ltd.	4,000	8,153
China Bills Finance Corp.	4,000	1,979
China Development Financial Holding Corp.	52,000	15,094
China Steel Corp.	24,000	19,527
China Synthetic Rubber Corp.	8,000	8,521
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	8,363
Chunghwa Telecom Co., Ltd.	25,000	88,757
Clevo Co.	4,000	3,590
Compal Electronics, Inc.	16,000	10,782
CTBC Financial Holding Co., Ltd.	39,720	26,049
CTCI Corp.	4,000	6,811
Delta Electronics, Inc.	8,000	43,787
E.Sun Financial Holding Co., Ltd.	12,857	7,904
Elan Microelectronics Corp.	4,000	5,562
Elite Semiconductor Memory Technology, Inc.	6,000	7,268
Eternal Materials Co., Ltd.	8,160	9,147
Everlight Electronics Co., Ltd.	4,000	6,443
Far Eastern Department Stores Ltd.	12,000	6,213
Far Eastern International Bank	4,020	1,292
Far Eastern New Century Corp.	16,000	13,018
Far EasTone Telecommunications Co., Ltd.	8,000	20,381
Farglory Land Development Co., Ltd.	4,000	5,128
Feng Hsin Steel Co., Ltd.	4,000	6,654
First Financial Holding Co., Ltd.	20,225	13,530
Formosa Chemicals & Fibre Corp.	12,000	37,673
Formosa Petrochemical Corp.	22,000	75,937
Formosa Plastics Corp.	14,000	42,663
Foxconn Technology Co., Ltd.	4,010	12,101
Fubon Financial Holding Co., Ltd.*	28,000	44,596
Gigabyte Technology Co., Ltd.	4,000	5,391
Greatek Electronics, Inc.	4,000	6,496
Highwealth Construction Corp.	8,000	13,254
Hon Hai Precision Industry Co., Ltd.	48,100	185,000
Hua Nan Financial Holdings Co., Ltd.	20,310	11,784
Innolux Corp.	44,000	22,998
Inventec Corp.	24,000	19,566
Kenda Rubber Industrial Co., Ltd.	4,020	6,383
King Yuan Electronics Co., Ltd.	8,000	8,192
King’s Town Bank Co., Ltd.	8,000	8,258
Kinik Co.	4,000	10,099
Kinsus Interconnect Technology Corp.	4,000	10,611
Lien Hwa Industrial Corp.	4,025	3,731
Lite-On Technology Corp.	12,014	19,747
Long Chen Paper Co., Ltd.	12,494	14,005
MediaTek, Inc.	4,000	34,254
Mega Financial Holding Co., Ltd.	36,000	29,941
Merry Electronics Co., Ltd.	3,000	18,639
Micro-Star International Co., Ltd.	2,000	4,648
Nan Ya Plastics Corp.	22,000	54,602
Nanya Technology Corp.	9,000	16,213
Novatek Microelectronics Corp.	4,000	16,174
Pegatron Corp.	8,000	25,062
Pou Chen Corp.	8,000	11,072
Powertech Technology, Inc.	4,000	12,347

See Notes to Financial Statements.

70	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
President Chain Store Corp.	4,000	$35,963
Prince Housing & Development Corp.	12,000	4,813
Qisda Corp.	16,000	12,229
Quanta Computer, Inc.	16,000	37,870
Realtek Semiconductor Corp.	4,000	14,398
Rechi Precision Co., Ltd.	8,000	9,112
Siliconware Precision Industries Co., Ltd.*	16,000	25,851
SinoPac Financial Holdings Co., Ltd.	28,350	8,667
Syncmold Enterprise Corp.	4,000	9,296
Synnex Technology International Corp.	12,150	13,620
Taiwan Cement Corp.	16,000	18,514
Taiwan Cogeneration Corp.	8,000	6,180
Taiwan Cooperative Financial Holding Co., Ltd.	16,280	8,643
Taiwan Fertilizer Co., Ltd.	4,000	5,319
Taiwan Mobile Co., Ltd.	12,000	45,168
Taiwan PCB Techvest Co., Ltd.	3,000	3,087
Taiwan Secom Co., Ltd.	4,000	12,058
Taiwan Semiconductor Manufacturing Co., Ltd.	56,000	383,826
Teco Electric and Machinery Co., Ltd.	8,000	7,692
Topco Scientific Co., Ltd.	4,020	12,396
Transcend Information, Inc.	4,000	13,412
Tripod Technology Corp.	4,000	12,742
TSRC Corp.	4,000	4,602
Tung Ho Steel Enterprise Corp.	8,000	6,364
TXC Corp.	4,000	5,930
Uni-President Enterprises Corp.	8,000	16,042
Wistron Corp.	12,089	12,300
Wistron NeWeb Corp.	4,030	12,003
WPG Holdings Ltd.	8,000	10,677
WT Microelectronics Co., Ltd.	3,050	4,517
Yuanta Financial Holding Co., Ltd.	28,000	12,334
Yulon Nissan Motor Co., Ltd.	4,000	37,475

Total Taiwan		2,163,844
Thailand – 5.6%
Advanced Info Service PCL NVDR	18,800	98,234
Airports of Thailand PCL NVDR	16,000	22,255
Asia Plus Group Holdings PCL NVDR	65,100	6,976
Bangkok Dusit Medical Services PCL NVDR	12,300	6,952
Bangkok Expressway & Metro PCL	42,500	9,321
Bangkok Land PCL NVDR	118,800	6,400
Bank of Ayudhya PCL NVDR	9,200	10,088
Banpu PCL NVDR	19,544	9,551
BEC World PCL NVDR	6,900	4,266
BTS Group Holdings PCL NVDR	58,000	14,513
Bumrungrad Hospital PCL NVDR	800	4,039
Central Pattana PCL NVDR	4,000	8,154
Charoen Pokphand Foods PCL NVDR	19,200	14,017
CP ALL PCL NVDR	9,600	17,733
Delta Electronics Thailand PCL NVDR	3,600	9,193
Electricity Generating PCL NVDR	1,600	10,079
Glow Energy PCL NVDR	4,000	9,273
Hana Microelectronics PCL NVDR	4,800	7,100
Home Product Center PCL NVDR	26,500	7,489
Ichitan Group PCL NVDR	8,700	2,241
Indorama Ventures PCL NVDR	8,000	8,949
Intouch Holdings PCL NVDR	18,900	31,713
IRPC PCL NVDR	34,900	5,496
Jasmine International PCL NVDR	32,500	7,797
Kasikornbank PCL NVDR	2,800	16,362
Kiatnakin Bank PCL NVDR	4,800	10,103
Krung Thai Bank PCL NVDR	36,500	20,200
Land & Houses PCL NVDR	45,300	13,335
Minor International PCL NVDR	4,800	5,687
MK Restaurants Group PCL NVDR	3,200	5,888
PTT Exploration & Production PCL NVDR	10,400	26,406
PTT Global Chemical PCL NVDR	12,400	25,004
PTT PCL NVDR	5,500	59,906
Ratchaburi Electricity Generating Holding PCL NVDR	4,800	7,348
Robinson PCL NVDR	3,600	6,173
Siam Cement PCL (The) NVDR	2,400	35,608
Siam City Cement PCL NVDR	977	9,347
Siam Commercial Bank PCL (The) NVDR	6,800	31,127
Star Petroleum Refining PCL	9,000	3,868
Supalai PCL NVDR	9,600	7,348
Thai Oil PCL NVDR	4,000	9,302
Thai Union Group PCL NVDR	12,800	7,951
Thai Vegetable Oil PCL NVDR	1,500	1,336
Thanachart Capital PCL NVDR	5,200	7,042
Tipco Asphalt PCL NVDR	4,400	2,927
Tisco Financial Group PCL NVDR	4,000	8,949
TMB Bank PCL NVDR	87,900	5,951
TTW PCL NVDR	17,600	5,492

Total Thailand		664,489
Turkey – 2.3%
Akbank TAS	4,274	11,891
Aksa Akrilik Kimya Sanayii AS	1,124	4,269
Albaraka Turk Katilim Bankasi AS	8,235	2,992
Anadolu Efes Biracilik ve Malt Sanayii AS	1,076	6,671
Arcelik AS	1,772	13,109
BIM Birlesik Magazalar AS	247	4,575
Bolu Cimento Sanayii AS	1,805	3,049
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*	2,470	5,028
Cimsa Cimento Sanayi ve Ticaret AS	761	3,271
Enka Insaat ve Sanayi AS	11,055	16,853
Eregli Demir ve Celik Fabrikalari TAS	16,118	32,258
Ford Otomotiv Sanayi AS	1,104	13,464
Haci Omer Sabanci Holding AS	1,507	4,676
KOC Holding AS	3,482	15,994
Otokar Otomotiv Ve Savunma Sanayi AS	128	4,026
Petkim Petrokimya Holding AS	6,505	11,191
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,514	2,926
Soda Sanayii AS	3,329	6,200
TAV Havalimanlari Holding AS	1,587	8,501
Tofas Turk Otomobil Fabrikasi AS	963	7,901
Trakya Cam Sanayii AS	2,214	2,432
Tupras Turkiye Petrol Rafinerileri AS	1,611	46,283

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	71

Schedule of Investments (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

June 30, 2017

Investments	Shares	Value
Turk Traktor ve Ziraat Makineleri AS	190	$4,258
Turkiye Garanti Bankasi AS	4,346	12,079
Turkiye Halk Bankasi AS	2,122	7,922
Turkiye Is Bankasi Group C	7,523	15,911
Turkiye Sise ve Cam Fabrikalari AS	4,680	6,111
Turkiye Vakiflar Bankasi TAO Class D	939	1,725
Ulker Biskuvi Sanayi AS	261	1,645
Vestel Beyaz Esya Sanayi ve Ticaret AS	236	762

Total Turkey		277,973
TOTAL COMMON STOCKS (Cost: $10,870,320)		11,775,534
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $65,112)(d)	65,112	65,112
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $10,935,432)		11,840,646
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.4%		44,767

NET ASSETS – 100.0%		$11,885,413
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $26,601, which represents 0.22% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $79,304 and the total market value of the collateral held by the Fund was $85,943. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,831.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

72	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree Europe Domestic Economy Fund (EDOM)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
Austria – 3.0%
Erste Group Bank AG*	388	$14,836
Oesterreichische Post AG	178	7,722
OMV AG	269	13,940
Raiffeisen Bank International AG*	505	12,729
UNIQA Insurance Group AG	1,076	10,014
Vienna Insurance Group AG Wiener Versicherung Gruppe	71	2,000
Voestalpine AG	206	9,586
Wienerberger AG	568	12,885

Total Austria		83,712
Belgium – 4.4%
Ackermans & van Haaren N.V.	87	14,507
Ageas	247	9,933
bpost S.A.	406	9,787
Cofinimmo S.A.	79	9,700
D’ieteren S.A./N.V.	150	7,001
Econocom Group S.A./N.V.	1,279	10,680
Euronav N.V.	776	6,130
KBC Group N.V.	291	22,041
Telenet Group Holding N.V.*	138	8,680
Tessenderlo Group S.A.*	41	1,761
Umicore S.A.	166	11,530
Warehouses De Pauw CVA	105	11,020

Total Belgium		122,770
Finland – 5.3%
Caverion Corp.*	1,373	10,977
Citycon Oyj	2,932	7,685
Cramo Oyj	354	10,578
Metsa Board Oyj	831	6,023
Neste Oyj	319	12,549
Nokian Renkaat Oyj	305	12,607
Outokumpu Oyj	1,045	8,331
Ramirent Oyj	932	9,386
Sampo Oyj Class A	273	13,971
Sanoma Oyj	621	5,794
Stora Enso Oyj Class R	920	11,868
Tieto Oyj	27	834
UPM-Kymmene Oyj	776	22,091
Uponor Oyj	443	8,039
YIT Oyj	677	5,652

Total Finland		146,385
France – 25.0%
Accor S.A.	340	15,917
Aeroports de Paris	77	12,409
Air France-KLM*	576	8,202
Alstom S.A.*	162	5,656
Alten S.A.	186	15,336
Altran Technologies S.A.	564	9,180
Amundi S.A.(a)	133	9,610
Atos SE	103	14,438
AXA S.A.	920	25,131
Beneteau S.A.	433	7,480
BNP Paribas S.A.	528	37,975
Bollore S.A.	1,068	4,849
Bouygues S.A.	265	11,159
Capgemini SE	129	13,312
Cie de Saint-Gobain	425	22,676
Cie Plastic Omnium S.A.	192	6,993
CNP Assurances	580	13,002
Coface S.A.	1,013	10,144
Credit Agricole S.A.	987	15,856
Derichebourg S.A.	748	6,313
Edenred	351	9,140
Eiffage S.A.	170	15,426
Elior Group(a)	437	12,680
Elis S.A.	247	5,651
Eurazeo S.A.	178	13,336
Europcar Groupe S.A.(a)	924	13,500
Eutelsat Communications S.A.	158	4,029
Faurecia	297	15,064
Fnac Darty S.A.*	135	10,915
Fonciere Des Regions	97	8,986
Groupe Eurotunnel SE Registered Shares	596	6,348
Havas S.A.	1,007	10,573
JCDecaux S.A.	224	7,338
Klepierre	28	1,146
Lagardere SCA	398	12,551
LISI	150	7,136
Maisons du Monde S.A.*(a)	129	5,012
Metropole Television S.A.	510	11,855
Natixis S.A.	1,340	8,982
Nexans S.A.	113	6,173
Nexity S.A.*	152	8,821
Peugeot S.A.	869	17,310
Renault S.A.	137	12,383
Rexel S.A.	609	9,950
Societe Generale S.A.	455	24,448
Sopra Steria Group	87	13,867
SPIE S.A.	275	8,249
Television Francaise 1	601	8,404
Thales S.A.	146	15,693
TOTAL S.A.	956	47,197
Unibail-Rodamco SE(b)	30	7,550
Vicat S.A.	93	6,541
Vinci S.A.	330	28,127
Vivendi S.A.	350	7,780
Wendel S.A.	115	16,999
Worldline S.A.*(a)	346	11,839

Total France		696,637
Germany – 23.0%
Aareal Bank AG	214	8,472
Allianz SE Registered Shares	216	42,472
alstria office REIT-AG	505	6,817
AURELIUS Equity Opportunities SE & Co. KGaA(b)	87	4,667

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	73

Schedule of Investments (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

June 30, 2017

Investments	Shares	Value
Aurubis AG	71	$5,567
Axel Springer SE	150	8,999
BayWa AG	74	2,627
Bechtle AG	115	14,756
bet-at-home.com AG	39	5,651
Bilfinger SE	297	11,619
Commerzbank AG*	797	9,481
Continental AG	59	12,715
CropEnergies AG	712	7,861
CTS Eventim AG & Co. KGaA	289	12,763
Deutsche Bank AG Registered Shares	762	13,493
Deutsche Boerse AG	196	20,660
Deutsche Lufthansa AG Registered Shares	481	10,931
Deutsche Post AG Registered Shares	689	25,791
Deutsche Wohnen AG Bearer Shares	324	12,376
Diebold Nixdorf AG	19	1,560
DMG MORI AG	247	13,859
Fielmann AG	136	10,477
Fraport AG Frankfurt Airport Services Worldwide	152	13,401
Fuchs Petrolub SE	139	6,556
Hamburger Hafen und Logistik AG	330	7,196
Hella KGaA Hueck & Co.	160	7,864
Hugo Boss AG	119	8,320
Indus Holding AG	172	12,183
Jenoptik AG	150	3,929
KION Group AG	133	10,151
Kloeckner & Co. SE	1,108	11,652
LEG Immobilien AG	97	9,106
Leoni AG	259	13,315
MAN SE	87	9,315
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	89	17,921
Nemetschek SE	135	10,039
Nordex SE*(b)	934	11,457
Pfeiffer Vacuum Technology AG	49	7,162
ProSiebenSat.1 Media SE	170	7,104
Rheinmetall AG	146	13,841
Salzgitter AG	251	10,224
Scout24 AG(a)	277	10,187
Siemens AG Registered Shares	271	37,199
Sixt SE	192	11,589
Stroeer SE & Co KGaA(b)	160	9,570
Takkt AG	261	6,516
Talanx AG	186	6,937
Tele Columbus AG*(a)	477	5,277
ThyssenKrupp AG	431	12,228
TLG Immobilien AG	390	7,960
TUI AG	291	4,220
United Internet AG Registered Shares	184	10,104
Volkswagen AG	55	8,516
VTG AG	170	6,621
Wacker Neuson SE	479	11,599
Washtec AG	75	5,760
Wirecard AG(b)	182	11,566
Wuestenrot & Wuerttembergische AG	380	8,302
Zalando SE*(a)	228	10,404

Total Germany		638,905
Ireland – 2.8%
Bank of Ireland*	26,044	6,832
Dalata Hotel Group PLC*	2,230	12,260
Irish Continental Group PLC	1,229	7,121
Kingspan Group PLC	408	13,986
Paddy Power Betfair PLC	99	10,554
Permanent TSB Group Holdings PLC*	1,905	5,975
Ryanair Holdings PLC ADR*	115	12,375
Smurfit Kappa Group PLC	259	8,051

Total Ireland		77,154
Italy – 16.6%
Anima Holding SpA(a)	1,955	13,992
Ansaldo STS SpA*	649	8,261
Assicurazioni Generali SpA	732	12,031
ASTM SpA	233	4,021
Atlantia SpA	348	9,780
Azimut Holding SpA	524	10,489
Banca Generali SpA	311	9,244
Banca IFIS SpA	299	12,130
Banca Mediolanum SpA	809	6,703
Banca Monte dei Paschi di Siena SpA*†	134	2,305
Banca Popolare di Sondrio SCPA	3,368	13,260
Banco BPM SpA*	2,087	6,974
Biesse SpA	192	6,872
BPER Banca	2,560	12,748
Brembo SpA	1,167	17,050
Buzzi Unicem SpA	501	12,451
Cerved Information Solutions SpA	1,070	11,435
CIR-Compagnie Industriali Riunite SpA	4,608	6,464
Credito Emiliano SpA	987	7,959
Datalogic SpA	269	7,231
De’ Longhi SpA	328	10,265
Enav SpA(a)	871	3,743
Eni SpA	1,300	19,513
FinecoBank Banca Fineco SpA	1,025	8,055
Industria Macchine Automatiche SpA	91	8,350
Intesa Sanpaolo SpA	8,791	27,834
Intesa Sanpaolo SpA RSP	3,761	11,136
Italmobiliare SpA	216	5,888
Leonardo SpA	641	10,637
Mediaset SpA*	2,942	11,550
Mediobanca SpA	900	8,869
OVS SpA(a)	1,988	14,126
Poste Italiane SpA(a)	1,897	12,971
Prysmian SpA	467	13,715
RAI Way SpA(a)	1,369	6,817
Saras SpA	2,681	6,232
Snam SpA	2,355	10,250
Societa Cattolica di Assicurazioni SCRL	1,017	7,899
Societa Iniziative Autostradali e Servizi SpA	568	6,255

See Notes to Financial Statements.

74	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

June 30, 2017

Investments	Shares	Value
Technogym SpA(a)	716	$5,508
Tod’s SpA	89	5,542
UniCredit SpA*	687	12,811
Unione di Banche Italiane SpA	1,636	7,027
Unipol Gruppo Finanziario SpA	3,437	15,053
UnipolSai Assicurazioni SpA	3,116	6,792
Yoox Net-A-Porter Group SpA*	520	14,365

Total Italy		462,603
Netherlands – 7.8%
Aalberts Industries N.V.	378	15,029
ABN AMRO Group N.V. CVA(a)	659	17,445
Aegon N.V.	1,890	9,638
Altice N.V. Class A*	772	17,786
ASR Nederland N.V.	220	7,409
Boskalis Westminster	184	5,967
Euronext N.V.(a)	235	12,182
Flow Traders(a)	303	8,346
GrandVision N.V.(a)	321	8,585
IMCD Group N.V.	170	9,201
ING Groep N.V.	2,194	37,786
Intertrust N.V.(a)	208	4,212
Koninklijke BAM Groep N.V.	821	4,461
NN Group N.V.	261	9,264
PostNL N.V.	1,545	7,202
Randstad Holding N.V.	168	9,795
Steinhoff International Holdings N.V.	2,331	11,855
TKH Group N.V. CVA	279	15,478
TomTom N.V.*	532	5,096

Total Netherlands		216,737
Portugal – 1.7%
Altri, SGPS, S.A.	1,201	5,529
Banco Comercial Portugues S.A. Registered Shares*	40,844	10,980
Corticeira Amorim, SGPS, S.A.	311	4,562
Navigator Co. S.A. (The)	1,684	7,262
NOS, SGPS, S.A.	2,711	16,431
Semapa-Sociedade de Investimento e Gestao	176	3,407

Total Portugal		48,171
Spain – 9.7%
Abertis Infraestructuras S.A.	463	8,565
Aena S.A.(a)	71	13,835
Amadeus IT Group S.A.	309	18,450
Atresmedia Corp. de Medios de Comunicacion S.A.	853	9,962
Banco de Sabadell S.A.	4,240	8,603
Bankia S.A.	803	3,876
Bankinter S.A.	1,448	13,320
Bolsas y Mercados Espanoles SHMSF S.A.	255	9,195
CaixaBank S.A.	3,207	15,289
Cia de Distribucion Integral Logista Holdings S.A.	342	8,979
Cie Automotive S.A.	417	9,557
Enagas S.A.	269	7,532
Ferrovial S.A.	198	4,389
Fomento de Construcciones y Contratas S.A.*	744	8,020
Grupo Catalana Occidente S.A.	378	15,879
Indra Sistemas S.A.*	594	8,560
Industria de Diseno Textil S.A.	580	22,234
Liberbank S.A.*	6,626	6,794
Mediaset Espana Comunicacion S.A.	859	10,674
Melia Hotels International S.A.	873	13,034
NH Hotel Group S.A.*	1,514	9,100
Parques Reunidos Servicios Centrales SAU*(a)	433	8,119
Repsol S.A.	805	12,303
Sacyr S.A.*	4,656	12,326
Zardoya Otis S.A.	1,084	11,201

Total Spain		269,796
United Kingdom – 0.5%
International Consolidated Airlines Group S.A.	1,680	13,315
TOTAL COMMON STOCKS (Cost: $2,642,034)		2,776,185
RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A., expiring 7/6/17*	407	185
Sacyr S.A., expiring 7/16/17*	4,656	372
TOTAL RIGHTS (Cost: $511)		557
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $27,023)(d)	27,023	27,023
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $2,669,568)		2,803,765
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.8)%		(23,014)

NET ASSETS – 100.0%		$2,780,751
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,305, which represents 0.08% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $38,825 and the total market value of the collateral held by the Fund was $41,140. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,117.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	75

Schedule of Investments

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Australia – 2.0%
Australia & New Zealand Banking Group Ltd.	4,921	$108,408
BHP Billiton Ltd.	7,125	127,231
Brambles Ltd.	8,363	62,416
Commonwealth Bank of Australia	2,470	156,893
CSL Ltd.	956	101,217
Macquarie Group Ltd.	1,045	70,939
National Australia Bank Ltd.	4,408	100,048
QBE Insurance Group Ltd.	5,871	53,185
Telstra Corp., Ltd.	17,351	57,229
Westpac Banking Corp.	5,187	121,390
Woolworths Ltd.	3,306	64,766

Total Australia		1,023,722
Belgium – 0.4%
Ageas	1,558	62,656
Anheuser-Busch InBev S.A.	1,235	136,224

Total Belgium		198,880
Brazil – 0.4%
Ambev S.A.	9,503	52,516
Banco do Brasil S.A.	1,900	15,369
BM&FBovespa S.A.	1,900	11,326
Equatorial Energia S.A.	3,800	62,139
Petroleo Brasileiro S.A.*	12,621	50,282

Total Brazil		191,632
Canada – 3.3%
Agrium, Inc.	513	46,426
Alimentation Couche-Tard, Inc. Class B	988	47,289
Bank of Nova Scotia (The)	1,311	78,749
Barrick Gold Corp.	4,008	63,667
Canadian Imperial Bank of Commerce	589	47,797
Canadian National Railway Co.	1,102	89,283
Canadian Natural Resources Ltd.(a)	2,831	81,571
Canadian Pacific Railway Ltd.	323	51,893
Enbridge, Inc.	2,964	117,903
George Weston Ltd.	722	65,262
Hydro One Ltd.(b)	2,850	50,978
Industrial Alliance Insurance & Financial Services, Inc.	1,501	65,024
Intact Financial Corp.	722	54,460
Loblaw Cos. Ltd.	855	47,493
Magna International, Inc.	1,216	56,245
Manulife Financial Corp.	3,496	65,441
Metro, Inc.	2,698	88,666
Potash Corp. of Saskatchewan, Inc.	2,446	39,834
Royal Bank of Canada	1,558	112,960
Saputo, Inc.	1,425	45,262
SNC-Lavalin Group, Inc.	1,292	55,781
Suncor Energy, Inc.	2,812	82,041
Toronto-Dominion Bank (The)	1,558	78,398
TransCanada Corp.(a)	1,501	71,450
Wheaton Precious Metals Corp.	3,261	64,683

Total Canada		1,668,556
China – 2.1%
Bank of China Ltd. Class H	190,000	93,218
China Conch Venture Holdings Ltd.	38,000	69,609
China Construction Bank Corp. Class H	171,000	132,525
China Life Insurance Co., Ltd. Class H	19,000	58,048
China Mobile Ltd.	9,500	100,824
China Petroleum & Chemical Corp. Class H	76,000	59,289
CNOOC Ltd.	57,000	62,429
Hengan International Group Co., Ltd.	9,500	70,096
Industrial & Commercial Bank of China Ltd. Class H	152,000	102,613
Tencent Holdings Ltd.	9,500	339,770

Total China		1,088,421
Denmark – 0.6%
ISS A/S	2,831	111,046
Novo Nordisk A/S Class B	3,116	133,267
Pandora A/S	414	38,581
Vestas Wind Systems A/S	173	15,950

Total Denmark		298,844
Finland – 0.4%
Amer Sports Oyj*	2,014	50,306
Elisa Oyj	1,900	73,528
Nokia Oyj	13,587	82,984

Total Finland		206,818
France – 3.7%
Accor S.A.	1,273	59,594
Air Liquide S.A.	627	77,376
Airbus SE	1,095	89,921
Arkema S.A.	646	68,839
Atos SE	475	66,582
AXA S.A.	2,888	78,889
BNP Paribas S.A.	1,653	118,889
Capgemini SE	646	66,665
Danone S.A.	1,121	84,142
Engie S.A.	3,914	58,993
Essilor International S.A.	475	60,352
Legrand S.A.	950	66,366
LVMH Moet Hennessy Louis Vuitton SE	456	113,536
Orange S.A.	4,104	65,017
Publicis Groupe S.A.	722	53,781
Sanofi	1,501	143,394
Schneider Electric SE*	1,064	81,635
Societe Generale S.A.	1,311	70,442
TOTAL S.A.	2,888	142,577
Unibail-Rodamco SE(a)	304	76,505
Valeo S.A.	893	60,082
Veolia Environnement S.A.	2,926	61,739
Vinci S.A.	950	80,972
Vivendi S.A.	2,641	58,708

Total France		1,904,996
Germany – 3.1%
adidas AG	437	83,610
Allianz SE Registered Shares	608	119,551

See Notes to Financial Statements.

76	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2017

Investments	Shares	Value
BASF SE	1,311	$121,251
Bayer AG Registered Shares	1,140	147,186
Daimler AG Registered Shares	1,444	104,367
Deutsche Bank AG Registered Shares	3,686	65,268
Deutsche Telekom AG Registered Shares	4,978	89,253
Deutsche Wohnen AG Bearer Shares	2,185	83,460
Fresenius SE & Co. KGaA	874	74,823
HeidelbergCement AG	665	64,204
Infineon Technologies AG	3,572	75,309
Linde AG	456	86,231
MTU Aero Engines AG	492	69,302
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	304	61,215
RWE AG*	518	10,306
SAP SE	1,387	144,669
Siemens AG Registered Shares	1,064	146,050
ThyssenKrupp AG	2,033	57,679

Total Germany		1,603,734
Hong Kong – 1.1%
AIA Group Ltd.	19,000	138,853
Cheung Kong Property Holdings Ltd.	9,500	74,416
CK Hutchison Holdings Ltd.	9,500	119,260
CLP Holdings Ltd.	9,500	100,520
Hong Kong Exchanges & Clearing Ltd.	2,500	64,626
Hysan Development Co., Ltd.	19,000	90,662

Total Hong Kong		588,337
India – 0.8%
Axis Bank Ltd.	7,030	56,267
IndusInd Bank Ltd.	3,667	83,903
Infosys Ltd.	4,826	69,851
Larsen & Toubro Ltd.	2,679	69,945
Maruti Suzuki India Ltd.	703	78,499
Reliance Industries Ltd.*	3,629	77,479

Total India		435,944
Ireland – 0.3%
CRH PLC	3,040	107,399
Experian PLC	2,489	50,921

Total Ireland		158,320
Israel – 0.1%
Teva Pharmaceutical Industries Ltd.	2,166	71,627
Italy – 0.7%
Assicurazioni Generali SpA	3,325	54,648
Eni SpA	5,339	80,137
Intesa Sanpaolo SpA	30,111	95,336
Snam SpA	17,952	78,133
UniCredit SpA*	3,192	59,524

Total Italy		367,778
Japan – 8.3%
Ajinomoto Co., Inc.	2,300	49,670
Asahi Group Holdings Ltd.	2,100	79,021
Astellas Pharma, Inc.	5,700	69,728
Bandai Namco Holdings, Inc.	1,900	64,765
Bridgestone Corp.	1,900	81,844
Daiichi Sankyo Co., Ltd.	1,900	44,761
Hitachi Ltd.	19,000	116,577
Honda Motor Co., Ltd.	3,600	98,170
ITOCHU Corp.	3,800	56,445
Japan Tobacco, Inc.	1,900	66,744
Kao Corp.	1,900	112,823
KDDI Corp.	3,800	100,614
Kintetsu Group Holdings Co., Ltd.	19,000	73,220
Kirin Holdings Co., Ltd.	4,200	85,562
Komatsu Ltd.	1,900	48,269
Kubota Corp.	3,800	63,835
Kyocera Corp.	1,900	110,016
Mitsubishi Chemical Holdings Corp.	9,500	78,640
Mitsubishi Corp.	3,800	79,680
Mitsubishi Electric Corp.	5,700	81,954
Mitsubishi Heavy Industries Ltd.	19,000	77,752
Mitsubishi UFJ Financial Group, Inc.	22,800	153,163
Mitsui & Co., Ltd.	5,700	81,447
Mizuho Financial Group, Inc.	47,500	86,833
Nagoya Railroad Co., Ltd.	19,000	88,608
Nikon Corp.	3,800	60,740
Nippon Steel & Sumitomo Metal Corp.	1,900	42,917
Nippon Telegraph & Telephone Corp.	1,900	89,792
Nisshin Seifun Group, Inc.	5,700	93,596
Nomura Holdings, Inc.	9,500	56,936
NTT DOCOMO, Inc.	1,900	44,845
Odakyu Electric Railway Co., Ltd.	1,900	38,318
Oji Holdings Corp.	19,000	98,078
Olympus Corp.	1,900	69,331
Otsuka Holdings Co., Ltd.	1,900	80,999
Panasonic Corp.	5,700	77,312
Recruit Holdings Co., Ltd.	6,600	113,427
Seven & I Holdings Co., Ltd.	1,900	78,259
Shionogi & Co., Ltd.	1,900	105,839
SoftBank Group Corp.	1,900	153,830
Sojitz Corp.	24,700	60,673
Sony Corp.	2,100	80,105
Subaru Corp.	1,800	60,651
Sumitomo Mitsui Financial Group, Inc.	1,900	74,049
Sumitomo Mitsui Trust Holdings, Inc.	1,900	67,961
Suzuki Motor Corp.	1,900	90,130
Tobu Railway Co., Ltd.	19,000	103,658
Tokio Marine Holdings, Inc.	1,900	78,648
Tokyo Gas Co., Ltd.	19,000	98,805
Toyo Suisan Kaisha Ltd.	1,900	72,797
Toyota Motor Corp.	3,800	199,300

Total Japan		4,241,137
Netherlands – 1.0%
Akzo Nobel N.V.	817	70,903
ASML Holding N.V.	722	93,959
ING Groep N.V.	5,358	92,277
Koninklijke DSM N.V.	836	60,681
Koninklijke KPN N.V.	18,161	58,018

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	77

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2017

Investments	Shares	Value
Koninklijke Philips N.V.	1,841	$65,292
Wolters Kluwer N.V.	1,273	53,815

Total Netherlands		494,945
Norway – 0.2%
Orkla ASA	9,503	96,259
Singapore – 0.4%
ComfortDelGro Corp., Ltd.	36,100	60,304
Singapore Exchange Ltd.	11,400	60,774
Singapore Press Holdings Ltd.	30,400	71,316

Total Singapore		192,394
South Korea – 1.7%
Hyundai Motor Co.	551	76,812
KT&G Corp.	665	68,003
NAVER Corp.	95	69,580
POSCO	247	61,958
Samsung Electronics Co., Ltd.	171	355,257
Samsung Fire & Marine Insurance Co., Ltd.	209	51,421
Shinhan Financial Group Co., Ltd.	1,919	82,687
SK Hynix, Inc.	1,425	83,944

Total South Korea		849,662
Spain – 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	10,680	88,496
Banco Santander S.A.	21,638	142,942
Enagas S.A.	2,812	78,737
Industria de Diseno Textil S.A.	1,858	71,224
Red Electrica Corp. S.A.(a)	4,161	86,825
Repsol S.A.	3,366	51,444
Telefonica S.A.	7,904	81,477

Total Spain		601,145
Sweden – 1.1%
Assa Abloy AB Class B	3,097	67,965
Atlas Copco AB Class A	2,242	85,857
Castellum AB	5,491	80,530
Hennes & Mauritz AB Class B	1,980	49,274
Nordea Bank AB	4,712	59,888
Securitas AB Class B	3,363	56,618
Telefonaktiebolaget LM Ericsson Class B	9,161	65,439
Volvo AB Class B	4,465	76,018

Total Sweden		541,589
Switzerland – 3.3%
ABB Ltd. Registered Shares	3,553	87,856
Adecco Group AG Registered Shares	703	53,515
Cie Financiere Richemont S.A. Registered Shares	931	76,802
Credit Suisse Group AG Registered Shares*	4,883	70,671
Givaudan S.A. Registered Shares	38	76,107
Glencore PLC*	21,002	78,350
Idorsia Ltd.*	16	302
LafargeHolcim Ltd. Registered Shares*	1,197	68,621
Nestle S.A. Registered Shares	4,073	354,923
Novartis AG Registered Shares	3,477	289,735
Roche Holding AG Genusschein	970	247,349
Schindler Holding AG Participation Certificate	438	92,800
UBS Group AG Registered Shares*	6,156	104,395
Zurich Insurance Group AG	228	66,449

Total Switzerland		1,667,875
United Kingdom – 6.5%
Anglo American PLC*	3,465	46,089
AstraZeneca PLC	1,919	127,999
Babcock International Group PLC	4,978	56,935
BAE Systems PLC	6,574	54,096
Barclays PLC	27,091	71,347
BHP Billiton PLC	4,351	66,464
BP PLC	23,576	135,603
British American Tobacco PLC	2,603	176,970
BT Group PLC	14,912	57,093
Bunzl PLC	2,071	61,550
Carnival PLC	950	62,687
Centrica PLC	16,394	42,633
Compass Group PLC	4,312	90,733
Diageo PLC	3,591	105,815
GKN PLC	13,492	57,133
GlaxoSmithKline PLC	6,156	130,780
HSBC Holdings PLC	24,545	226,909
Imperial Brands PLC	1,786	80,003
Intertek Group PLC	1,102	60,364
ITV PLC	18,484	43,554
Kingfisher PLC	12,371	48,320
Land Securities Group PLC	4,370	57,502
Lloyds Banking Group PLC	104,699	89,963
National Grid PLC	6,593	81,512
Pennon Group PLC	5,054	54,193
Prudential PLC	4,541	103,873
Reckitt Benckiser Group PLC	1,102	111,424
Rentokil Initial PLC	22,170	78,704
Rio Tinto PLC	2,280	96,015
Royal Dutch Shell PLC Class A	11,173	295,343
Smith & Nephew PLC	3,515	60,497
St. James’s Place PLC	4,845	74,388
Standard Chartered PLC*	5,320	53,708
Unilever N.V. CVA	2,413	132,984
Unilever PLC	2,261	122,029
Vodafone Group PLC	38,702	109,467

Total United Kingdom		3,324,679
United States – 57.0%
3M Co.	665	138,446
Abbott Laboratories	2,394	116,372
AbbVie, Inc.	2,293	166,265
Activision Blizzard, Inc.	1,463	84,225
Adobe Systems, Inc.*	817	115,556
AES Corp.	4,503	50,028
Aetna, Inc.	589	89,428
Aflac, Inc.	760	59,037
Agilent Technologies, Inc.	1,216	72,121
Air Products & Chemicals, Inc.	494	70,672
Alexion Pharmaceuticals, Inc.*	399	48,546

See Notes to Financial Statements.

78	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2017

Investments	Shares	Value
Alliant Energy Corp.	1,748	$70,217
Allstate Corp. (The)	608	53,772
Alphabet, Inc. Class A*	551	512,254
Alphabet, Inc. Class C*	209	189,925
Altria Group, Inc.	2,204	164,132
Amazon.com, Inc.*	525	508,200
American Airlines Group, Inc.	1,159	58,321
American Express Co.	1,064	89,631
American International Group, Inc.	1,254	78,400
American Tower Corp.	912	120,676
AmerisourceBergen Corp.	589	55,678
Amgen, Inc.	1,011	174,125
Anadarko Petroleum Corp.	900	40,806
Analog Devices, Inc.	874	67,997
ANSYS, Inc.*	627	76,293
Anthem, Inc.	418	78,638
Apache Corp.	612	29,333
Apple, Inc.	6,631	954,997
Applied Materials, Inc.	2,461	101,664
Archer-Daniels-Midland Co.	1,102	45,601
Arrow Electronics, Inc.*	817	64,069
Arthur J. Gallagher & Co.	1,102	63,090
Aspen Technology, Inc.*	988	54,597
AT&T, Inc.	7,752	292,483
Autodesk, Inc.*	589	59,383
Automatic Data Processing, Inc.	665	68,136
AvalonBay Communities, Inc.	475	91,281
Baker Hughes, Inc.	846	46,115
Bank of America Corp.	12,941	313,949
Bank of New York Mellon Corp. (The)	1,615	82,397
Baxter International, Inc.	1,197	72,466
Becton, Dickinson and Co.	437	85,263
Berkshire Hathaway, Inc. Class B*	2,147	363,637
Biogen, Inc.*	342	92,805
Boeing Co. (The)	722	142,776
Boston Scientific Corp.*	2,850	79,002
Bristol-Myers Squibb Co.	2,470	137,628
BWX Technologies, Inc.	1,311	63,911
C.R. Bard, Inc.	266	84,085
CA, Inc.	1,919	66,148
Cabot Oil & Gas Corp.	411	10,308
Capital One Financial Corp.	893	73,780
Cardinal Health, Inc.	798	62,180
CarMax, Inc.*	741	46,727
Caterpillar, Inc.	1,007	108,212
CBS Corp. Class B Non-Voting Shares	855	54,532
CDW Corp.	969	60,592
Celgene Corp.*	1,304	169,350
Charles Schwab Corp. (The)	1,786	76,727
Charter Communications, Inc. Class A*	342	115,203
Chemours Co. (The)	288	10,921
Chevron Corp.	2,318	241,837
Chipotle Mexican Grill, Inc.*	36	14,980
Church & Dwight Co., Inc.	1,406	72,943
Cigna Corp.	456	76,330
Cimarex Energy Co.	324	30,459
Cisco Systems, Inc.	6,764	211,713
CIT Group, Inc.	1,216	59,219
Citigroup, Inc.	3,591	240,166
Citizens Financial Group, Inc.	1,501	53,556
Citrix Systems, Inc.*	836	66,529
CME Group, Inc.	456	57,109
Coca-Cola Co. (The)	3,838	172,134
Cognizant Technology Solutions Corp. Class A	1,197	79,481
Colgate-Palmolive Co.	1,501	111,269
Comcast Corp. Class A	6,042	235,155
Comerica, Inc.	741	54,271
Conagra Brands, Inc.	1,330	47,561
Concho Resources, Inc.*	414	50,313
ConocoPhillips	1,995	87,700
Constellation Brands, Inc. Class A	418	80,979
Corning, Inc.	2,546	76,507
Costco Wholesale Corp.	116	18,552
Crown Castle International Corp.	898	89,962
CSX Corp.	1,463	79,821
Cummins, Inc.	399	64,726
CVS Health Corp.	1,501	120,770
D.R. Horton, Inc.	1,843	63,713
DaVita, Inc.*	855	55,370
Deere & Co.	475	58,705
Delta Air Lines, Inc.	1,387	74,537
DENTSPLY SIRONA, Inc.	817	52,974
Devon Energy Corp.	1,188	37,980
Discovery Communications, Inc. Class A*	1,691	43,679
Dollar General Corp.	665	47,940
Dollar Tree, Inc.*	608	42,511
Dover Corp.	722	57,919
Dow Chemical Co. (The)	1,539	97,065
DST Systems, Inc.	1,064	65,649
Duke Energy Corp.	931	77,822
DuPont Fabros Technology, Inc.	251	15,351
DXC Technology Co.	536	41,122
E*TRADE Financial Corp.*	1,235	46,967
E.I. du Pont de Nemours & Co.	1,216	98,143
Eaton Vance Corp.	1,330	62,936
eBay, Inc.*	1,938	67,675
Electronic Arts, Inc.*	627	66,286
Eli Lilly & Co.	1,311	107,895
Emerson Electric Co.	1,368	81,560
EOG Resources, Inc.	703	63,636
EPR Properties	912	65,545
Equinix, Inc.	190	81,540
Estee Lauder Cos., Inc. (The) Class A	684	65,650
Exelon Corp.	1,748	63,050
Expeditors International of Washington, Inc.	969	54,729
Express Scripts Holding Co.*	1,121	71,565
Exxon Mobil Corp.	5,187	418,747
F5 Networks, Inc.*	361	45,869

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	79

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2017

Investments	Shares	Value
Facebook, Inc. Class A*	2,983	$450,373
FedEx Corp.	361	78,456
Fifth Third Bancorp	2,375	61,655
First Republic Bank	551	55,155
FirstEnergy Corp.	1,558	45,431
FleetCor Technologies, Inc.*	380	54,800
Fluor Corp.	900	41,202
Ford Motor Co.	6,612	73,988
Freeport-McMoRan, Inc.*	2,826	33,940
Gartner, Inc.*	513	63,361
General Dynamics Corp.	437	86,570
General Electric Co.	10,946	295,651
General Motors Co.	2,432	84,950
Gentex Corp.	2,774	52,623
Genuine Parts Co.	703	65,210
Gilead Sciences, Inc.	1,843	130,448
Goldman Sachs Group, Inc. (The)	456	101,186
Great Plains Energy, Inc.	1,805	52,850
Halliburton Co.	1,260	53,815
Hartford Financial Services Group, Inc. (The)	1,045	54,936
Hasbro, Inc.	608	67,798
HCA Healthcare, Inc.*	703	61,302
Healthcare Realty Trust, Inc.	2,128	72,671
Hess Corp.	666	29,217
Hewlett Packard Enterprise Co.	3,002	49,803
Hexcel Corp.	1,007	53,160
Home Depot, Inc. (The)	1,539	236,083
Honeywell International, Inc.	912	121,560
HP, Inc.	3,971	69,413
Humana, Inc.	247	59,433
Huntington Bancshares, Inc.	4,123	55,743
Illumina, Inc.*	380	65,938
Intel Corp.	5,567	187,831
Intercontinental Exchange, Inc.	855	56,362
International Business Machines Corp.	1,062	163,367
International Paper Co.	1,083	61,309
Intuit, Inc.	570	75,702
Intuitive Surgical, Inc.*	108	101,020
Investors Bancorp, Inc.	4,731	63,206
J.M. Smucker Co. (The)	378	44,729
Jack Henry & Associates, Inc.	798	82,888
Jacobs Engineering Group, Inc.	969	52,704
Johnson & Johnson	3,268	432,324
JPMorgan Chase & Co.	4,256	388,998
KeyCorp	2,926	54,833
Kimberly-Clark Corp.	665	85,858
Kinder Morgan, Inc.	3,258	62,423
Kraft Heinz Co. (The)	703	60,205
Kroger Co. (The)	1,148	26,771
Lear Corp.	380	53,990
Liberty Interactive Corp., QVC Group Class A*	2,413	59,215
Liberty Media Corp - Liberty SiriusXM Class A*	1,634	68,595
Lincoln National Corp.	779	52,645
LKQ Corp.*	2,071	68,239
Lockheed Martin Corp.	361	100,217
Lowe’s Cos., Inc.	1,482	114,899
M&T Bank Corp.	342	55,387
Marathon Petroleum Corp.	1,026	53,691
MarketAxess Holdings, Inc.	75	15,083
Marriott International, Inc. Class A	760	76,236
Masco Corp.	1,672	63,887
MasterCard, Inc. Class A	1,235	149,991
Maxim Integrated Products, Inc.	1,007	45,214
McCormick & Co., Inc. Non-Voting Shares	285	27,790
McDonald’s Corp.	1,140	174,602
McKesson Corp.	418	68,778
Merck & Co., Inc.	3,515	225,276
MetLife, Inc.	1,539	84,553
Mettler-Toledo International, Inc.*	133	78,276
MGM Resorts International	1,995	62,424
Microchip Technology, Inc.	988	76,254
Micron Technology, Inc.*	2,033	60,705
Microsoft Corp.	9,882	681,166
Mohawk Industries, Inc.*	285	68,882
Mondelez International, Inc. Class A	2,337	100,935
Monsanto Co.	627	74,212
Moody’s Corp.	513	62,422
Morgan Stanley	2,128	94,824
MSCI, Inc.	684	70,445
National Retail Properties, Inc.	1,292	50,517
Netflix, Inc.*	608	90,841
Newell Brands, Inc.	1,292	69,277
Newmont Mining Corp.	1,710	55,387
NextEra Energy, Inc.	665	93,186
NIKE, Inc. Class B	2,128	125,552
Noble Energy, Inc.	324	9,169
Norfolk Southern Corp.	494	60,120
Northrop Grumman Corp.	304	78,040
Nucor Corp.	874	50,578
NVIDIA Corp.	900	130,104
O’Reilly Automotive, Inc.*	252	55,122
Occidental Petroleum Corp.	1,188	71,126
Omnicom Group, Inc.	760	63,004
Oracle Corp.	3,724	186,721
PayPal Holdings, Inc.*	1,805	96,874
People’s United Financial, Inc.	3,401	60,062
PepsiCo, Inc.	1,482	171,156
Pfizer, Inc.	7,752	260,390
PG&E Corp.	988	65,574
Philip Morris International, Inc.	1,986	233,256
Phillips 66	741	61,273
Pinnacle West Capital Corp.	893	76,048
Pioneer Natural Resources Co.	324	51,704
PNC Financial Services Group, Inc. (The)	722	90,156
Pool Corp.	285	33,507
Portland General Electric Co.	1,349	61,636
PPG Industries, Inc.	722	79,391
PPL Corp.	1,463	56,560

See Notes to Financial Statements.

80	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2017

Investments	Shares	Value
Priceline Group, Inc. (The)*	76	$142,160
Principal Financial Group, Inc.	1,083	69,388
Procter & Gamble Co. (The)	3,211	279,839
Prologis, Inc.	1,558	91,361
Prudential Financial, Inc.	760	82,186
Public Service Enterprise Group, Inc.	1,368	58,838
Public Storage	342	71,317
QUALCOMM, Inc.	2,128	117,508
Quintiles IMS Holdings, Inc.*	684	61,218
Raytheon Co.	475	76,703
Realty Income Corp.	988	54,518
Red Hat, Inc.*	779	74,589
Regency Centers Corp.	1,064	66,649
Regeneron Pharmaceuticals, Inc.*	190	93,317
Regions Financial Corp.	4,237	62,030
Reynolds American, Inc.	969	63,024
Rockwell Automation, Inc.	475	76,931
Rockwell Collins, Inc.	589	61,892
Roper Technologies, Inc.	304	70,385
Ross Stores, Inc.	936	54,035
S&P Global, Inc.	621	90,660
salesforce.com, Inc.*	1,140	98,724
SCANA Corp.	855	57,294
Sempra Energy	646	72,837
Service Corp. International	2,033	68,004
Sherwin-Williams Co. (The)	190	66,682
Shire PLC	1,425	78,446
Simon Property Group, Inc.	532	86,056
Snap-on, Inc.	266	42,028
Southwest Airlines Co.	950	59,033
Southwest Gas Holdings, Inc.	627	45,809
Starbucks Corp.	2,242	130,731
State Street Corp.	722	64,785
Stryker Corp.	494	68,557
SunTrust Banks, Inc.	1,235	70,049
Synchrony Financial	1,368	40,794
Synopsys, Inc.*	1,235	90,069
Sysco Corp.	879	44,240
T. Rowe Price Group, Inc.	760	56,400
Target Corp.	1,026	53,650
Tesla, Inc.*	209	75,577
Texas Instruments, Inc.	1,349	103,779
Thermo Fisher Scientific, Inc.	646	112,708
Time Warner, Inc.	1,045	104,928
Tractor Supply Co.	612	33,177
Travelers Cos., Inc. (The)	437	55,294
Twenty-First Century Fox, Inc. Class A	2,584	73,231
U.S. Bancorp	1,482	76,945
U.S. Silica Holdings, Inc.	284	10,079
Union Pacific Corp.	1,064	115,880
United Continental Holdings, Inc.*	646	48,612
United Parcel Service, Inc. Class B	513	56,733
United Technologies Corp.	931	113,684
UnitedHealth Group, Inc.	1,178	218,425
Unum Group	1,254	58,474
Valero Energy Corp.	817	55,115
Ventas, Inc.	1,007	69,966
Verizon Communications, Inc.	5,244	234,197
Vertex Pharmaceuticals, Inc.*	627	80,802
Visa, Inc. Class A	2,318	217,382
Vulcan Materials Co.	380	48,138
W.W. Grainger, Inc.	180	32,495
Wal-Mart Stores, Inc.	1,824	138,040
Walgreens Boots Alliance, Inc.	1,121	87,786
Walt Disney Co. (The)	1,748	185,725
Wells Fargo & Co.	5,624	311,626
Welltower, Inc.	1,045	78,218
Western Digital Corp.	589	52,185
Weyerhaeuser Co.	2,090	70,015
Wynn Resorts Ltd.	77	10,327
Zimmer Biomet Holdings, Inc.	475	60,990
Zions Bancorp	1,463	64,240
Zoetis, Inc.	1,083	67,558

Total United States		29,070,763
TOTAL COMMON STOCKS (Cost: $50,808,404)		50,888,057
RIGHTS – 0.0%
Spain – 0.0%
Repsol S.A., expiring 7/6/17* (Cost $84)	177	81
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $121,995)(d)	121,995	121,995
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $50,930,483)		51,010,133
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		32,006

NET ASSETS – 100.0%		$51,042,139
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $159,325 and the total market value of the collateral held by the Fund was $167,854. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,859.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	81

Schedule of Investments (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

June 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/3/2017	USD	13,843	DKK	90,188	$(8)
7/4/2017	CHF	3,516	EUR	3,210	(10)
7/4/2017	GBP	2,500	EUR	2,848	1
7/5/2017	BRL	9,230	USD	2,786	—
7/5/2017	USD	26,727	BRL	88,545	(2)
					$(19)

CURRENCY LEGEND

BRL – Brazilian real

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

82	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree Global SmallCap Dividend Fund(a)(b)
(Cost: $18,738,923)	795,976	$24,468,302
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%
United States – 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $1,086,750)(d)	1,086,750	1,086,750
TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $19,825,673)		25,555,052
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.4)%		(1,082,353)

NET ASSETS – 100.0%		$24,472,699
(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)	At June 30, 2017, the total market value of the Fund’s securities on loan was $1,060,530 and the total market value of the collateral held by the Fund was $1,086,750.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	AUD	176,113	USD	131,041	$(4,046)
7/5/2017	AUD	231,157	USD	171,988	(5,321)
7/5/2017	AUD	231,223	USD	171,988	(5,372)
7/5/2017	AUD	231,158	USD	171,988	(5,321)
7/5/2017	AUD	231,166	USD	171,988	(5,328)
7/5/2017	CHF	19,072	USD	19,755	(161)
7/5/2017	CHF	25,029	USD	25,925	(211)
7/5/2017	CHF	25,030	USD	25,925	(212)
7/5/2017	CHF	25,027	USD	25,925	(209)
7/5/2017	CHF	25,029	USD	25,925	(210)
7/5/2017	DKK	112,840	USD	17,087	(223)
7/5/2017	DKK	148,047	USD	22,421	(290)
7/5/2017	DKK	148,056	USD	22,421	(291)
7/5/2017	DKK	148,055	USD	22,421	(291)
7/5/2017	DKK	148,064	USD	22,421	(292)
7/5/2017	EUR	253,266	USD	285,293	(3,569)
7/5/2017	EUR	332,391	USD	374,441	(4,667)
7/5/2017	EUR	332,388	USD	374,441	(4,664)
7/5/2017	EUR	332,443	USD	374,441	(4,727)
7/5/2017	EUR	332,396	USD	374,441	(4,673)
7/5/2017	GBP	196,626	USD	254,098	(1,309)
7/5/2017	GBP	258,060	USD	333,502	(1,705)
7/5/2017	GBP	258,071	USD	333,502	(1,719)
7/5/2017	GBP	258,061	USD	333,502	(1,707)
7/5/2017	GBP	258,068	USD	333,502	(1,715)
7/5/2017	HKD	9,450	GBP	930	(3)
7/5/2017	HKD	1,160	HUF	40,180	—
7/5/2017	HKD	666,772	USD	85,634	221
7/5/2017	HKD	875,061	USD	112,390	295
7/5/2017	HKD	875,115	USD	112,390	288
7/5/2017	HKD	875,080	USD	112,390	293
7/5/2017	HKD	875,114	USD	112,390	289
7/5/2017	HUF	621,903	USD	2,271	(24)
7/5/2017	HUF	816,076	USD	2,980	(31)
7/5/2017	HUF	816,085	USD	2,980	(31)
7/5/2017	HUF	816,082	USD	2,980	(31)
7/5/2017	HUF	816,062	USD	2,980	(31)
7/5/2017	IDR	888,868,809	USD	66,457	(237)
7/5/2017	ILS	38,300	USD	10,832	(143)
7/5/2017	ILS	50,261	USD	14,215	(188)
7/5/2017	ILS	50,265	USD	14,215	(189)
7/5/2017	ILS	50,263	USD	14,215	(188)
7/5/2017	ILS	50,286	USD	14,215	(195)
7/5/2017	INR	808,799	USD	12,483	(16)
7/5/2017	JPY	2,853,246	AUD	33,000	(81)
7/5/2017	JPY	2,506,237	EUR	19,500	(65)
7/5/2017	JPY	805,739	GBP	5,500	(27)
7/5/2017	JPY	57,217,964	USD	518,174	8,936
7/5/2017	JPY	75,098,546	USD	680,100	11,726
7/5/2017	JPY	75,105,755	USD	680,100	11,661
7/5/2017	JPY	75,098,954	USD	680,100	11,722
7/5/2017	JPY	75,098,138	USD	680,100	11,729
7/5/2017	KRW	253,809,318	USD	226,575	4,820
7/5/2017	MXN	114,256	USD	6,076	(237)
7/5/2017	MXN	149,945	USD	7,973	(311)
7/5/2017	MXN	149,936	USD	7,973	(311)
7/5/2017	MXN	149,929	USD	7,973	(310)
7/5/2017	MXN	149,932	USD	7,973	(311)
7/5/2017	MYR	653,023	USD	152,611	499
7/5/2017	NOK	389,176	USD	46,230	(230)
7/5/2017	NOK	510,812	USD	60,676	(304)
7/5/2017	NOK	510,814	USD	60,676	(305)
7/5/2017	NOK	510,795	USD	60,676	(302)
7/5/2017	NOK	510,806	USD	60,676	(304)
7/5/2017	NZD	92,773	USD	65,799	(2,129)
7/5/2017	NZD	121,760	USD	86,356	(2,796)
7/5/2017	NZD	121,760	USD	86,356	(2,796)
7/5/2017	NZD	121,762	USD	86,356	(2,798)
7/5/2017	NZD	121,767	USD	86,356	(2,802)
7/5/2017	PHP	1,757,471	USD	35,274	382
7/5/2017	PLN	27,487	USD	7,384	(28)
7/5/2017	PLN	36,070	USD	9,690	(37)
7/5/2017	PLN	36,068	USD	9,690	(36)
7/5/2017	PLN	36,075	USD	9,690	(38)
7/5/2017	PLN	36,073	USD	9,690	(38)
7/5/2017	SEK	546,925	USD	63,165	(1,678)
7/5/2017	SEK	717,768	USD	82,899	(2,200)
7/5/2017	SEK	717,751	USD	82,899	(2,197)
7/5/2017	SEK	717,756	USD	82,899	(2,198)
7/5/2017	SEK	717,780	USD	82,899	(2,201)
7/5/2017	SGD	58,393	USD	42,223	(188)
7/5/2017	SGD	76,641	USD	55,417	(247)
7/5/2017	SGD	76,642	USD	55,417	(248)
7/5/2017	SGD	76,638	USD	55,417	(245)
7/5/2017	SGD	76,637	USD	55,417	(244)
7/5/2017	THB	8,886,916	USD	260,421	(1,051)
7/5/2017	TRY	46,514	USD	13,023	(174)
7/5/2017	TRY	61,045	USD	17,089	(231)
7/5/2017	TRY	61,036	USD	17,089	(228)
7/5/2017	TRY	61,034	USD	17,089	(228)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	83

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	TRY	61,040	USD	17,089	$(230)
7/5/2017	TWD	14,903,489	USD	495,105	4,624
7/5/2017	USD	4,508	AUD	5,941	49
7/5/2017	USD	171,041	AUD	222,980	(4)
7/5/2017	USD	171,041	AUD	222,983	(2)
7/5/2017	USD	171,041	AUD	222,980	(4)
7/5/2017	USD	130,321	AUD	169,902	3
7/5/2017	USD	171,041	AUD	222,985	—
7/5/2017	USD	25,925	CHF	24,828	1
7/5/2017	USD	25,925	CHF	24,828	1
7/5/2017	USD	25,925	CHF	24,827	—
7/5/2017	USD	19,755	CHF	18,918	—
7/5/2017	USD	1,001	CHF	960	2
7/5/2017	USD	25,925	CHF	24,827	—
7/5/2017	USD	22,421	DKK	146,162	1
7/5/2017	USD	22,421	DKK	146,160	—
7/5/2017	USD	22,421	DKK	146,162	1
7/5/2017	USD	17,087	DKK	111,387	—
7/5/2017	USD	1,382	DKK	9,000	(2)
7/5/2017	USD	22,421	DKK	146,158	—
7/5/2017	USD	9,814	EUR	8,756	173
7/5/2017	USD	372,381	EUR	326,484	(10)
7/5/2017	USD	372,381	EUR	326,487	(7)
7/5/2017	USD	372,381	EUR	326,484	(9)
7/5/2017	USD	283,719	EUR	248,761	6
7/5/2017	USD	372,381	EUR	326,492	—
7/5/2017	USD	8,741	GBP	6,859	168
7/5/2017	USD	331,666	GBP	255,328	(8)
7/5/2017	USD	331,666	GBP	255,330	(5)
7/5/2017	USD	331,666	GBP	255,328	(8)
7/5/2017	USD	252,701	GBP	194,539	(5)
7/5/2017	USD	331,666	GBP	255,334	—
7/5/2017	USD	2,946	HKD	22,971	(3)
7/5/2017	USD	111,772	HKD	872,520	(3)
7/5/2017	USD	111,772	HKD	872,521	(3)
7/5/2017	USD	111,772	HKD	872,530	(2)
7/5/2017	USD	85,160	HKD	664,811	2
7/5/2017	USD	111,772	HKD	872,543	—
7/5/2017	USD	2,980	HUF	807,628	—
7/5/2017	USD	2,980	HUF	807,629	—
7/5/2017	USD	2,980	HUF	807,619	—
7/5/2017	USD	2,271	HUF	615,463	—
7/5/2017	USD	2,980	HUF	807,609	—
7/5/2017	USD	66,607	IDR	888,868,809	87
7/5/2017	USD	14,215	ILS	49,607	—
7/5/2017	USD	14,215	ILS	49,607	—
7/5/2017	USD	14,215	ILS	49,607	—
7/5/2017	USD	10,832	ILS	37,801	—
7/5/2017	USD	889	ILS	3,100	(1)
7/5/2017	USD	14,215	ILS	49,606	—
7/5/2017	USD	12,485	INR	808,799	14
7/5/2017	USD	17,826	JPY	1,985,153	(158)
7/5/2017	USD	676,357	JPY	75,997,501	18
7/5/2017	USD	676,357	JPY	75,996,825	12
7/5/2017	USD	676,357	JPY	75,997,366	17
7/5/2017	USD	515,320	JPY	57,902,488	10
7/5/2017	USD	676,357	JPY	75,995,472	—
7/5/2017	USD	221,822	KRW	253,809,318	(68)
7/5/2017	USD	7,973	MXN	144,313	—
7/5/2017	USD	7,973	MXN	144,311	—
7/5/2017	USD	7,973	MXN	144,313	—
7/5/2017	USD	6,076	MXN	109,976	—
7/5/2017	USD	1,474	MXN	26,710	2
7/5/2017	USD	7,973	MXN	144,309	—
7/5/2017	USD	151,180	MYR	653,023	931
7/5/2017	USD	1,590	NOK	13,480	19
7/5/2017	USD	60,342	NOK	505,476	2
7/5/2017	USD	60,342	NOK	505,476	2
7/5/2017	USD	60,342	NOK	505,471	1
7/5/2017	USD	45,976	NOK	385,133	1
7/5/2017	USD	1,425	NOK	11,900	(4)
7/5/2017	USD	60,342	NOK	505,464	—
7/5/2017	USD	2,263	NZD	3,098	5
7/5/2017	USD	85,881	NZD	117,289	(2)
7/5/2017	USD	85,881	NZD	117,290	(1)
7/5/2017	USD	85,881	NZD	117,295	2
7/5/2017	USD	65,436	NZD	89,371	1
7/5/2017	USD	13,330	NZD	18,200	(4)
7/5/2017	USD	85,881	NZD	117,292	—
7/5/2017	USD	34,592	PHP	1,757,471	299
7/5/2017	USD	9,690	PLN	35,933	—
7/5/2017	USD	9,690	PLN	35,933	—
7/5/2017	USD	9,690	PLN	35,933	—
7/5/2017	USD	7,384	PLN	27,382	—
7/5/2017	USD	165	PLN	610	—
7/5/2017	USD	9,690	PLN	35,933	—
7/5/2017	USD	2,173	SEK	18,922	70
7/5/2017	USD	82,443	SEK	695,387	2
7/5/2017	USD	82,443	SEK	695,387	2
7/5/2017	USD	82,443	SEK	695,380	1
7/5/2017	USD	62,816	SEK	529,814	(1)
7/5/2017	USD	10,403	SEK	87,700	(6)
7/5/2017	USD	82,443	SEK	695,370	—
7/5/2017	USD	1,452	SGD	2,015	11
7/5/2017	USD	55,112	SGD	75,879	(1)
7/5/2017	USD	55,112	SGD	75,880	(1)
7/5/2017	USD	55,112	SGD	75,879	(1)
7/5/2017	USD	41,991	SGD	57,816	1
7/5/2017	USD	1,129	SGD	1,555	—
7/5/2017	USD	55,112	SGD	75,881	—
7/5/2017	USD	261,534	THB	8,886,916	(62)
7/5/2017	USD	17,089	TRY	60,231	—
7/5/2017	USD	17,089	TRY	60,230	—
7/5/2017	USD	17,089	TRY	60,232	—
7/5/2017	USD	13,023	TRY	45,900	—
7/5/2017	USD	1,090	TRY	3,835	(1)
7/5/2017	USD	17,089	TRY	60,231	—
7/5/2017	USD	490,198	TWD	14,903,489	282
7/5/2017	USD	37,569	ZAR	492,235	(1)
7/5/2017	USD	37,569	ZAR	492,241	(1)
7/5/2017	USD	37,569	ZAR	492,236	(1)
7/5/2017	USD	28,624	ZAR	375,038	(1)
7/5/2017	USD	2,216	ZAR	29,000	(2)
7/5/2017	USD	37,569	ZAR	492,248	—
7/5/2017	ZAR	379,719	USD	28,624	(357)
7/5/2017	ZAR	498,402	USD	37,569	(470)

See Notes to Financial Statements.

84	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	ZAR	498,096	USD	37,569	$(446)
7/5/2017	ZAR	498,404	USD	37,569	(470)
7/5/2017	ZAR	498,382	USD	37,569	(468)
7/6/2017	BRL	116,775	USD	35,716	480
7/6/2017	BRL	88,976	USD	27,226	378
7/6/2017	BRL	116,775	USD	35,723	486
7/6/2017	BRL	116,775	USD	35,738	502
7/6/2017	BRL	116,775	USD	35,776	539
7/6/2017	CAD	169,903	USD	125,866	(4,963)
7/6/2017	CAD	222,983	USD	165,193	(6,508)
7/6/2017	CAD	222,981	USD	165,193	(6,507)
7/6/2017	CAD	222,982	USD	165,193	(6,507)
7/6/2017	CAD	222,979	USD	165,193	(6,505)
7/6/2017	CLP	12,024,405	USD	17,884	(205)
7/6/2017	CLP	9,161,454	USD	13,631	(151)
7/6/2017	CLP	12,024,405	USD	17,906	(183)
7/6/2017	CLP	12,024,405	USD	17,884	(205)
7/6/2017	CLP	12,024,405	USD	17,880	(209)
7/6/2017	USD	35,245	BRL	116,775	(8)
7/6/2017	USD	35,234	BRL	116,775	3
7/6/2017	USD	26,892	BRL	88,976	(44)
7/6/2017	USD	35,244	BRL	116,775	(8)
7/6/2017	USD	35,248	BRL	116,775	(11)
7/6/2017	USD	4,330	CAD	5,731	83
7/6/2017	USD	164,284	CAD	213,355	3
7/6/2017	USD	164,284	CAD	213,354	2
7/6/2017	USD	164,284	CAD	213,356	4
7/6/2017	USD	125,172	CAD	162,560	2
7/6/2017	USD	30,925	CAD	40,100	(48)
7/6/2017	USD	164,284	CAD	213,350	—
7/6/2017	USD	18,097	CLP	12,024,405	(8)
7/6/2017	USD	18,102	CLP	12,024,405	(13)
7/6/2017	USD	18,089	CLP	12,024,405	—
7/6/2017	USD	13,794	CLP	9,161,454	(12)
7/6/2017	USD	18,092	CLP	12,024,405	(4)
8/2/2017	AUD	236,796	USD	181,577	5
8/2/2017	AUD	236,797	USD	181,577	4
8/2/2017	AUD	236,796	USD	181,577	5
8/2/2017	AUD	180,426	USD	138,345	(3)
8/2/2017	AUD	236,802	USD	181,577	1
8/2/2017	DKK	146,513	USD	22,509	(1)
8/2/2017	DKK	146,514	USD	22,509	(1)
8/2/2017	DKK	146,516	USD	22,509	(1)
8/2/2017	DKK	111,653	USD	17,153	(1)
8/2/2017	DKK	146,512	USD	22,509	—
8/2/2017	EUR	331,626	USD	378,784	5
8/2/2017	EUR	331,627	USD	378,784	4
8/2/2017	EUR	331,630	USD	378,784	—
8/2/2017	EUR	252,683	USD	288,601	(10)
8/2/2017	EUR	331,634	USD	378,784	(4)
8/2/2017	GBP	244,572	USD	317,972	4
8/2/2017	GBP	244,574	USD	317,972	2
8/2/2017	GBP	244,571	USD	317,972	6
8/2/2017	GBP	186,342	USD	242,268	5
8/2/2017	GBP	244,576	USD	317,972	—
8/2/2017	HKD	898,702	USD	115,216	(3)
8/2/2017	HKD	898,682	USD	115,216	—
8/2/2017	HKD	898,706	USD	115,216	(4)
8/2/2017	HKD	684,740	USD	87,784	(4)
8/2/2017	HKD	898,704	USD	115,216	(3)
8/2/2017	HUF	833,738	USD	3,079	(1)
8/2/2017	HUF	833,513	USD	3,079	—
8/2/2017	HUF	833,585	USD	3,079	—
8/2/2017	HUF	635,676	USD	2,348	—
8/2/2017	HUF	833,578	USD	3,079	—
8/2/2017	NOK	515,310	USD	61,550	(3)
8/2/2017	NOK	515,295	USD	61,550	(1)
8/2/2017	NOK	515,307	USD	61,550	(2)
8/2/2017	NOK	392,647	USD	46,899	(2)
8/2/2017	NOK	515,295	USD	61,550	(1)
8/2/2017	NZD	129,097	USD	94,480	1
8/2/2017	NZD	129,105	USD	94,480	(5)
8/2/2017	NZD	129,098	USD	94,480	—
8/2/2017	NZD	98,364	USD	71,986	(1)
8/2/2017	NZD	129,101	USD	94,480	(2)
8/2/2017	PHP	1,729,521	USD	34,224	105
8/2/2017	PLN	34,987	USD	9,433	—
8/2/2017	PLN	34,986	USD	9,433	—
8/2/2017	PLN	34,985	USD	9,433	—
8/2/2017	PLN	26,671	USD	7,191	—
8/2/2017	PLN	34,985	USD	9,433	—
8/2/2017	SEK	690,100	USD	81,942	(3)
8/2/2017	SEK	690,101	USD	81,942	(3)
8/2/2017	SEK	690,085	USD	81,942	(2)
8/2/2017	SEK	525,775	USD	62,432	(1)
8/2/2017	SEK	690,087	USD	81,942	(2)
8/2/2017	TRY	63,397	USD	17,844	(2)
8/2/2017	TRY	63,395	USD	17,844	(2)
8/2/2017	TRY	63,400	USD	17,844	(3)
8/2/2017	TRY	48,310	USD	13,597	(2)
8/2/2017	TRY	63,392	USD	17,844	(1)
8/3/2017	BRL	113,009	USD	33,889	(8)
8/3/2017	BRL	113,009	USD	33,895	(1)
8/3/2017	BRL	86,105	USD	25,859	32
8/3/2017	BRL	113,009	USD	33,892	(5)
8/3/2017	BRL	113,009	USD	33,904	7
8/3/2017	CAD	219,175	USD	168,848	(8)
8/3/2017	CAD	219,170	USD	168,848	(4)
8/3/2017	CAD	219,173	USD	168,848	(6)
8/3/2017	CAD	166,993	USD	128,649	(5)
8/3/2017	CAD	219,165	USD	168,848	—
8/3/2017	CHF	23,945	USD	25,048	(1)
8/3/2017	CHF	23,945	USD	25,048	(1)
8/3/2017	CHF	23,945	USD	25,048	(1)
8/3/2017	CHF	18,245	USD	19,086	—
8/3/2017	CHF	23,944	USD	25,048	(1)
8/3/2017	CLP	11,832,753	USD	17,782	(6)
8/3/2017	CLP	11,832,753	USD	17,785	(3)
8/3/2017	CLP	11,832,753	USD	17,800	12
8/3/2017	CLP	9,015,431	USD	13,563	10
8/3/2017	CLP	11,832,753	USD	17,790	2
8/3/2017	IDR	916,212,806	USD	68,425	(60)
8/3/2017	ILS	52,137	USD	14,955	(1)
8/3/2017	ILS	52,139	USD	14,955	(2)
8/3/2017	ILS	52,136	USD	14,955	(1)
8/3/2017	ILS	39,737	USD	11,398	(1)

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	85

Schedule of Investments (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

June 30, 2017

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
8/3/2017	ILS	52,137	USD	14,955	$(1)
8/3/2017	INR	797,702	USD	12,270	(11)
8/3/2017	JPY	76,869,876	USD	684,942	(25)
8/3/2017	JPY	76,868,848	USD	684,942	(16)
8/3/2017	JPY	76,870,013	USD	684,942	(26)
8/3/2017	JPY	58,567,656	USD	521,865	(16)
8/3/2017	JPY	76,867,067	USD	684,942	—
8/3/2017	KRW	246,843,481	USD	215,806	71
8/3/2017	MXN	158,296	USD	8,705	(1)
8/3/2017	MXN	158,289	USD	8,705	—
8/3/2017	MXN	158,297	USD	8,705	(1)
8/3/2017	MXN	120,615	USD	6,633	—
8/3/2017	MXN	158,292	USD	8,705	(1)
8/3/2017	MYR	655,308	USD	152,433	470
8/3/2017	SGD	76,139	USD	55,322	(2)
8/3/2017	SGD	76,137	USD	55,322	—
8/3/2017	SGD	76,139	USD	55,322	(2)
8/3/2017	SGD	58,019	USD	42,153	(4)
8/3/2017	SGD	76,140	USD	55,322	(3)
8/3/2017	THB	8,823,055	USD	259,502	(84)
8/3/2017	TWD	14,893,041	USD	489,291	207
8/3/2017	ZAR	464,305	USD	35,262	—
8/3/2017	ZAR	464,321	USD	35,262	(1)
8/3/2017	ZAR	464,314	USD	35,262	—
8/3/2017	ZAR	353,834	USD	26,871	(1)
8/3/2017	ZAR	464,327	USD	35,262	(1)
					$(51,887)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungary forint

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

86	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 3.5%
AP Eagers Ltd.(a)	756	$4,848
Bapcor Ltd.	4,000	16,845
Blackmores Ltd.(a)	321	23,598
Brickworks Ltd.	2,306	24,392
CSR Ltd.	21,533	69,867
Downer EDI Ltd.	16,234	79,819
Event Hospitality and Entertainment Ltd.	3,807	39,043
Fairfax Media Ltd.	69,439	58,590
Genworth Mortgage Insurance Australia Ltd.	19,780	44,455
Independence Group NL	2,000	4,832
IRESS Ltd.	4,993	48,601
Mineral Resources Ltd.	1,992	16,578
MYOB Group Ltd.	6,820	17,891
Navitas Ltd.	11,454	42,611
OceanaGold Corp.	4,502	13,554
OZ Minerals Ltd.	5,762	32,750
Pact Group Holdings Ltd.	3,184	14,629
Perpetual Ltd.	1,574	67,454
Premier Investments Ltd.	4,230	41,109
Primary Health Care Ltd.	16,792	46,884
Regis Healthcare Ltd.(a)	5,406	16,296
Regis Resources Ltd.	14,500	42,042
Seven Group Holdings Ltd.(a)	14,047	117,876
Sims Metal Management Ltd.	2,976	34,652
Super Retail Group Ltd.	5,993	37,695

Total Australia		956,911
Austria – 0.1%
RHI AG	693	25,648
Belgium – 0.5%
Econocom Group S.A./N.V.	3,904	32,598
Euronav N.V.	10,078	79,611
Ion Beam Applications	454	24,987

Total Belgium		137,196
Brazil – 0.7%
Duratex S.A.	2,000	4,932
Grendene S.A.	6,362	49,214
Iguatemi Empresa de Shopping Centers S.A.	788	7,829
Mahle-Metal Leve S.A.	4,752	27,896
MRV Engenharia e Participacoes S.A.	4,840	19,750
Qualicorp S.A.	3,715	32,180
Sul America S.A.	3,303	17,645
TOTVS S.A.	2,300	20,937

Total Brazil		180,383
Canada – 3.2%
Canadian Western Bank(a)	1,350	28,462
Capital Power Corp.(a)	3,744	70,112
CES Energy Solutions Corp.	7,407	32,966
Chemtrade Logistics Income Fund	2,748	38,489
Cogeco Communications, Inc.	550	33,545
Corus Entertainment, Inc. Class B	7,734	81,169
EnerCare, Inc.	3,353	50,913
Enerplus Corp.	11,735	95,058
Intertape Polymer Group, Inc.	1,088	20,684
Laurentian Bank of Canada(a)	702	29,281
Mullen Group Ltd.	3,149	38,796
New Flyer Industries, Inc.	450	18,794
North West Co., Inc. (The)(a)	2,135	51,390
Pason Systems, Inc.	900	13,403
Russel Metals, Inc.	2,825	56,470
Secure Energy Services, Inc.	3,375	22,999
Superior Plus Corp.(a)	5,254	46,201
TransAlta Corp.	15,981	102,012
Uni-Select, Inc.	338	8,151
Westshore Terminals Investment Corp.	2,231	36,092

Total Canada		874,987
Chile – 0.4%
Engie Energia Chile S.A.	16,996	31,017
Inversiones Aguas Metropolitanas S.A.	13,612	23,021
Ripley Corp. S.A.	29,886	22,754
Vina Concha y Toro S.A.	17,233	26,605

Total Chile		103,397
China – 2.0%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,000	26,332
China Communications Services Corp., Ltd. Class H	72,000	41,504
China National Building Material Co., Ltd. Class H	54,000	32,097
China Oilfield Services Ltd. Class H	8,000	6,415
China South City Holdings Ltd.	42,000	7,801
China Southern Airlines Co., Ltd. Class H	28,000	23,673
China Travel International Investment Hong Kong Ltd.(a)	84,000	24,211
CITIC Telecom International Holdings Ltd.	52,000	16,653
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	5,600	21,449
Guangzhou R&F Properties Co., Ltd. Class H	21,600	33,591
Jiangsu Expressway Co., Ltd. Class H	36,000	50,820
Jiangxi Copper Co., Ltd. Class H	27,000	44,340
Red Star Macalline Group Corp. Ltd. Class H(b)	14,000	14,347
Sinopec Engineering Group Co., Ltd. Class H	19,500	17,585
Sinotrans Ltd. Class H	36,000	18,446
SITC International Holdings Co., Ltd.	62,000	48,765
Tianneng Power International Ltd.	14,000	11,496
Weichai Power Co., Ltd. Class H	36,000	31,543
Yuzhou Properties Co., Ltd.	53,000	31,366
Zhejiang Expressway Co., Ltd. Class H	36,000	47,038

Total China		549,472
Denmark – 0.5%
Alm Brand A/S	4,257	37,876
Scandinavian Tobacco Group A/S Class A(b)	2,816	45,790
Schouw & Co. AB	256	27,431
Spar Nord Bank A/S	1,692	22,166

Total Denmark		133,263
Finland – 0.3%
Cramo Oyj	539	16,106

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	87

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2017

Investments	Shares	Value
Sanoma Oyj	797	$7,436
Tikkurila Oyj	911	19,669
Uponor Oyj	1,997	36,238
YIT Oyj(a)	2,179	18,192

Total Finland		97,641
France – 0.9%
Coface S.A.	3,172	31,764
Gaztransport Et Technigaz S.A.	1,659	66,179
IPSOS	862	32,297
Neopost S.A.	2,499	115,862

Total France		246,102
Germany – 1.2%
BayWa AG	633	22,468
ElringKlinger AG(a)	1,580	30,239
Hamburger Hafen und Logistik AG	2,069	45,119
Indus Holding AG	720	50,996
Leoni AG	493	25,345
Pfeiffer Vacuum Technology AG	266	38,879
Sixt SE	480	28,972
Takkt AG	828	20,672
TLG Immobilien AG	1,368	27,921
Wacker Neuson SE	1,781	43,125

Total Germany		333,736
Hong Kong – 0.2%
China High Speed Transmission Equipment Group Co., Ltd.(a)	15,000	16,429
Chong Hing Bank Ltd.	4,000	8,444
Kowloon Development Co., Ltd.	18,000	19,576

Total Hong Kong		44,449
Indonesia – 0.4%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	90,800	15,057
Bumitama Agri Ltd.	45,000	24,512
Global Mediacom Tbk PT*	360,000	15,667
Indo Tambangraya Megah Tbk PT	21,000	27,259
Tambang Batubara Bukit Asam Persero Tbk PT	17,700	15,871

Total Indonesia		98,366
Ireland – 0.3%
C&C Group PLC	10,659	39,134
Grafton Group PLC	3,939	36,072

Total Ireland		75,206
Israel – 0.4%
Amot Investments Ltd.	8,719	45,722
First International Bank of Israel Ltd.	1,574	28,533
Strauss Group Ltd.	1,831	35,852

Total Israel		110,107
Italy – 2.6%
Anima Holding SpA(b)	8,972	64,212
ASTM SpA	2,223	38,361
Banca IFIS SpA	731	29,656
Banca Popolare di Sondrio SCPA	7,441	29,297
BPER Banca	5,233	26,059
Cerved Information Solutions SpA	2,265	24,206
Credito Emiliano SpA	4,577	36,908
ERG SpA	4,267	59,909
Interpump Group SpA	655	17,885
MARR SpA	2,303	54,661
OVS SpA(b)	4,510	32,046
Salini Impregilo SpA	5,950	20,562
Saras SpA	58,070	134,980
Societa Cattolica di Assicurazioni SCRL	655	5,088
Tod’s SpA(a)	942	58,662
Unipol Gruppo Finanziario SpA	20,731	90,796

Total Italy		723,288
Japan – 13.3%
77 Bank Ltd. (The)	3,000	14,765
Adastria Co., Ltd.	1,300	36,214
ADEKA Corp.	2,700	41,091
Ai Holdings Corp.(a)	500	13,461
Aica Kogyo Co., Ltd.	2,400	73,051
Alpine Electronics, Inc.	1,100	16,457
Amano Corp.	1,800	37,471
AOKI Holdings, Inc.	2,100	26,633
Arcs Co., Ltd.	1,800	38,944
Ariake Japan Co., Ltd.	300	20,906
Autobacs Seven Co., Ltd.	2,400	38,960
Bic Camera, Inc.	1,800	19,096
Capcom Co., Ltd.	700	16,590
Ci:z Holdings Co., Ltd.	200	7,547
Citizen Watch Co., Ltd.	6,800	47,690
Cocokara fine, Inc.	300	14,818
COOKPAD, Inc.(a)	800	6,486
Cosmo Energy Holdings Co., Ltd.	1,200	18,914
Daikyonishikawa Corp.	1,000	13,341
Daishi Bank Ltd. (The)	3,000	13,804
DCM Holdings Co., Ltd.	3,600	31,559
DMG Mori Co., Ltd.	2,300	37,726
Doutor Nichires Holdings Co., Ltd.	900	19,112
EDION Corp.(a)	2,600	23,603
Exedy Corp.	1,800	50,703
Fancl Corp.	1,400	25,730
Fuji Oil Holdings, Inc.	1,000	23,122
Fujikura Ltd.	2,500	20,937
Fujitec Co., Ltd.	1,200	15,668
GMO Internet, Inc.	1,700	22,075
Gree, Inc.*(a)	2,000	17,462
GS Yuasa Corp.	6,000	26,113
H2O Retailing Corp.	1,900	34,547
Hanwa Co., Ltd.	3,000	21,467
Hazama Ando Corp.	2,400	15,123
Heiwado Co., Ltd.	600	12,832
HIS Co., Ltd.(a)	600	18,076
Hogy Medical Co., Ltd.	200	13,332
Hokuetsu Kishu Paper Co., Ltd.	4,500	35,284
Hokuhoku Financial Group, Inc.	1,700	27,098

See Notes to Financial Statements.

88	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2017

Investments	Shares	Value
Hyakugo Bank Ltd. (The)	5,000	$20,336
Ibiden Co., Ltd.	1,600	27,540
Japan Aviation Electronics Industry Ltd.	1,000	13,839
Juroku Bank Ltd. (The)	7,000	22,054
kabu.com Securities Co., Ltd.	13,500	45,417
Kadokawa Dwango*	700	9,046
Kanamoto Co., Ltd.	500	16,598
Keihin Corp.	1,500	20,465
Keiyo Bank Ltd. (The)	3,000	12,976
Kobe Bussan Co., Ltd.	200	9,470
Kumagai Gumi Co., Ltd.	5,000	16,064
KYORIN Holdings, Inc.	1,000	22,179
Kyowa Exeo Corp.	2,000	33,624
Lintec Corp.	1,800	43,030
Maeda Road Construction Co., Ltd.	2,000	39,907
Meitec Corp.	900	38,328
Mitsubishi Shokuhin Co., Ltd.	900	25,832
Mitsui Engineering & Shipbuilding Co., Ltd.	16,000	22,784
Mitsui Mining & Smelting Co., Ltd.	9,000	35,164
Mochida Pharmaceutical Co., Ltd.	900	64,881
Modec, Inc.	400	8,900
Nachi-Fujikoshi Corp.	4,000	22,677
Nagase & Co., Ltd.	4,200	63,882
Nanto Bank Ltd. (The)	300	8,544
Nichias Corp.	2,000	23,122
Nihon Unisys Ltd.	2,100	33,212
Nikkon Holdings Co., Ltd.	1,800	41,588
Nippon Flour Mills Co., Ltd.	4,500	72,130
Nippon Gas Co., Ltd.	200	6,479
Nippon Light Metal Holdings Co., Ltd.	14,400	34,219
Nippon Steel & Sumikin Bussan Corp.	1,100	52,768
Nippon Suisan Kaisha Ltd.	2,400	14,033
Nishimatsu Construction Co., Ltd.	6,000	31,826
Nissan Shatai Co., Ltd.	2,700	26,841
Nissha Printing Co., Ltd.(a)	300	8,317
Nisshin Steel Co., Ltd.	3,000	32,974
Nisshinbo Holdings, Inc.	3,500	35,511
Nissin Kogyo Co., Ltd.	1,100	17,465
Noevir Holdings Co., Ltd.	1,000	50,908
NOF Corp.	6,000	76,362
Nomura Co., Ltd.	700	15,949
North Pacific Bank Ltd.	6,800	23,784
NS Solutions Corp.	1,800	42,773
NTN Corp.	9,000	41,492
Ogaki Kyoritsu Bank Ltd. (The)	3,000	8,651
Ohsho Food Service Corp.	600	22,882
Okamura Corp.	1,900	18,026
Okasan Securities Group, Inc.	6,500	41,710
Oki Electric Industry Co., Ltd.	2,000	28,337
OKUMA Corp.	3,000	28,489
Okumura Corp.	5,000	33,642
Onward Holdings Co., Ltd.	4,000	29,583
Open House Co., Ltd.	600	18,476
Paltac Corp.	1,800	60,635
Paramount Bed Holdings Co., Ltd.	500	21,849
Rengo Co., Ltd.	3,000	17,408
Ryosan Co., Ltd.	900	32,841
Saibu Gas Co., Ltd.	18,000	42,453
San-In Godo Bank Ltd. (The)	1,500	12,616
Sangetsu Corp.	1,000	17,346
Sankyu, Inc.	5,000	32,574
Sanrio Co., Ltd.(a)	2,700	52,986
Senko Group Holdings Co., Ltd.	2,600	16,892
Senshu Ikeda Holdings, Inc.	3,400	14,343
Shimachu Co., Ltd.	900	21,435
Ship Healthcare Holdings, Inc.	600	18,663
Showa Denko K.K.	3,000	69,580
SKY Perfect JSAT Holdings, Inc.	6,000	25,792
Starts Corp., Inc.	900	21,395
Sumitomo Warehouse Co., Ltd. (The)	9,000	57,031
T-Gaia Corp.	2,700	51,232
Tadano Ltd.	1,900	22,812
Taiyo Holdings Co., Ltd.	500	22,472
Taiyo Yuden Co., Ltd.	1,400	21,954
TechnoPro Holdings, Inc.	700	28,159
Toagosei Co., Ltd.	1,400	18,192
Toda Corp.	3,000	18,690
Tokai Rika Co., Ltd.	1,900	34,953
Tokai Tokyo Financial Holdings, Inc.	3,600	19,961
Topcon Corp.	900	15,491
Topre Corp.	800	21,645
Toridoll Holdings Corp.	300	7,735
Toshiba Plant Systems & Services Corp.	1,000	15,771
Toyo Ink SC Holdings Co., Ltd.	6,000	31,506
Toyo Tire & Rubber Co., Ltd.(a)	2,300	46,856
Toyobo Co., Ltd.	23,000	42,168
Transcosmos, Inc.	800	19,153
TS Tech Co., Ltd.	1,000	29,103
Tsubakimoto Chain Co.	2,000	17,230
UACJ Corp.	5,000	13,706
Ulvac, Inc.	200	9,612
Wacoal Holdings Corp.	3,000	40,557
Yoshinoya Holdings Co., Ltd.	1,800	30,021

Total Japan		3,677,712
Malaysia – 0.6%
AirAsia Bhd	18,700	14,158
Alliance Financial Group Bhd	20,900	18,745
Bumi Armada Bhd	45,500	8,056
Carlsberg Brewery Malaysia Bhd	7,200	25,159
Dutch Lady Milk Industries Bhd	800	10,880
KPJ Healthcare Bhd	28,800	28,312
Press Metal Bhd†	30,000	18,730
QL Resources Bhd	23,000	26,468
Top Glove Corp. Bhd	12,000	16,074

Total Malaysia		166,582
Mexico – 0.1%
Banregio Grupo Financiero S.A.B. de C.V.	4,554	28,927

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	89

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2017

Investments	Shares	Value
Grupo Financiero Interacciones S.A. de C.V.	2,100	$11,093

Total Mexico		40,020
Netherlands – 0.9%
Arcadis N.V.	2,095	37,813
BE Semiconductor Industries N.V.	718	38,284
Corbion N.V.	1,082	34,554
Flow Traders(b)	1,103	30,381
Refresco Group N.V.(b)	1,720	35,057
TKH Group N.V. CVA	1,290	71,565

Total Netherlands		247,654
New Zealand – 1.9%
Air New Zealand Ltd.	64,082	152,962
Chorus Ltd.	16,181	54,855
Genesis Energy Ltd.	71,446	127,120
Infratil Ltd.	29,717	64,732
Kiwi Property Group Ltd.	41,949	43,308
Mainfreight Ltd.	942	16,209
Trade Me Group Ltd.	17,485	68,238

Total New Zealand		527,424
Norway – 1.1%
AF Gruppen ASA	1,778	31,839
Atea ASA*	4,437	59,325
Austevoll Seafood ASA	10,870	92,133
Kongsberg Gruppen ASA	2,816	44,711
Ocean Yield ASA	5,534	43,107
SpareBank 1 SR-Bank ASA	5,452	46,536

Total Norway		317,651
Philippines – 0.2%
Cebu Air, Inc.	5,950	11,544
Filinvest Land, Inc.	196,000	6,487
Manila Water Co., Inc.	9,000	5,538
Nickel Asia Corp.	144,300	18,302
Vista Land & Lifescapes, Inc.	66,700	7,680

Total Philippines		49,551
Poland – 0.2%
Asseco Poland S.A.	2,474	32,537
Eurocash S.A.	1,675	14,002

Total Poland		46,539
Portugal – 0.8%
Corticeira Amorim, SGPS, S.A.	1,790	26,255
CTT – Correios de Portugal S.A.	3,000	18,966
REN – Redes Energeticas Nacionais, SGPS, S.A.	6,000	18,758
Semapa-Sociedade de Investimento e Gestao	3,026	58,586
Sonae, SGPS, S.A.	97,003	107,760

Total Portugal		230,325
Russia – 0.1%
LSR Group PJSC GDR Reg S	11,418	32,541
Singapore – 1.0%
GuocoLand Ltd.	20,700	28,415
Keppel Infrastructure Trust	162,600	66,724
M1 Ltd.	39,400	62,383
United Engineers Ltd.	11,900	23,682
Venture Corp., Ltd.	9,900	86,643

Total Singapore		267,847
South Africa – 0.7%
African Rainbow Minerals Ltd.	2,945	18,950
Assore Ltd.	1,895	28,182
Barloworld Ltd.	3,798	31,538
Coronation Fund Managers Ltd.(a)	8,827	43,918
Harmony Gold Mining Co., Ltd.	6,849	11,333
JSE Ltd.	891	8,331
Massmart Holdings Ltd.	858	6,908
Santam Ltd.	1,737	31,725

Total South Africa		180,885
South Korea – 0.9%
Bukwang Pharmaceutical Co., Ltd.	463	8,640
Caregen Co., Ltd.	131	7,316
Cheil Worldwide, Inc.	875	14,071
Grand Korea Leisure Co., Ltd.	882	17,268
Hansae Co., Ltd.	248	5,809
Korean Reinsurance Co.	1,755	18,560
LIG Nex1 Co., Ltd.	267	17,269
LOTTE Himart Co., Ltd.	452	27,575
LS Corp.	189	12,042
LS Industrial Systems Co., Ltd.	711	34,675
Meritz Securities Co., Ltd.	7,631	33,748
NongShim Co., Ltd.	48	14,159
Paradise Co., Ltd.	941	11,802
SKC Co., Ltd.	471	13,811

Total South Korea		236,745
Spain – 0.1%
Applus Services S.A.	1,007	12,657
Faes Farma S.A.	3,700	12,280
Obrascon Huarte Lain S.A.(a)	1,857	6,649

Total Spain		31,586
Sweden – 1.6%
AddTech AB Class B	1,664	31,664
Betsson AB*	3,766	32,594
Bilia AB Class A	3,600	35,532
Clas Ohlson AB Class B	2,301	44,195
Cloetta AB Class B	1,900	7,817
Com Hem Holding AB	2,906	40,311
Hemfosa Fastigheter AB	3,770	40,674
Kungsleden AB	4,343	26,569
Modern Times Group MTG AB Class B	2,336	80,317
Mycronic AB(a)	1,906	17,344
Nobia AB	4,390	44,241
Ratos AB Class B	3,423	16,314
Wihlborgs Fastigheter AB	1,754	37,016

Total Sweden		454,588
Switzerland – 0.5%
EFG International AG*	4,420	28,662

See Notes to Financial Statements.

90	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2017

Investments	Shares	Value
GAM Holding AG*	4,615	$61,925
Implenia AG Registered Shares	241	18,069
Valiant Holding AG Registered Shares	307	35,360

Total Switzerland		144,016
Taiwan – 1.9%
Chicony Electronics Co., Ltd.	18,140	45,976
China Airlines Ltd.	137,000	41,568
Eva Airways Corp.	58,000	28,695
Farglory Land Development Co., Ltd.	11,000	14,103
Grape King Bio Ltd.	1,000	6,657
Highwealth Construction Corp.	23,000	38,106
King’s Town Bank Co., Ltd.	36,000	37,160
Makalot Industrial Co., Ltd.	5,000	24,162
Merida Industry Co., Ltd.	2,000	10,717
Realtek Semiconductor Corp.	18,000	64,793
Synnex Technology International Corp.	56,700	63,559
Taichung Commercial Bank Co., Ltd.	24,000	8,087
Taiwan Fertilizer Co., Ltd.	7,000	9,308
Taiwan Secom Co., Ltd.	18,000	54,260
Teco Electric and Machinery Co., Ltd.	36,000	34,615
Transcend Information, Inc.	11,000	36,884
Wan Hai Lines Ltd.	31,000	17,477

Total Taiwan		536,127
Thailand – 1.0%
Bangchak Corp. PCL NVDR	48,600	47,928
Banpu PCL NVDR	117,057	57,202
BEC World PCL NVDR	38,700	23,924
Jasmine International PCL NVDR	142,900	34,284
Kiatnakin Bank PCL NVDR	11,700	24,626
MK Restaurants Group PCL NVDR	19,100	35,141
Star Petroleum Refining PCL	67,600	29,054
TTW PCL NVDR	80,100	24,994

Total Thailand		277,153
Turkey – 0.4%
Soda Sanayii AS	12,249	22,811
TAV Havalimanlari Holding AS	6,963	37,300
Turk Traktor ve Ziraat Makineleri AS	1,727	38,707

Total Turkey		98,818
United Kingdom – 5.9%
Assura PLC	26,397	21,876
BCA Marketplace PLC	18,393	46,469
BGEO Group PLC	404	18,336
Bodycote PLC	8,512	83,312
Bovis Homes Group PLC	4,163	51,669
Card Factory PLC	19,076	73,642
Carillion PLC(a)	23,255	56,427
Computacenter PLC	3,828	40,326
Cranswick PLC	667	24,294
Crest Nicholson Holdings PLC	8,449	57,453
Debenhams PLC	42,411	23,826
Dignity PLC	747	24,122
Diploma PLC	2,762	39,644
Drax Group PLC	11,212	47,434
Elementis PLC	15,636	59,733
Essentra PLC	6,405	46,965
Fidessa Group PLC	1,310	39,427
Galliford Try PLC	2,899	43,719
Genus PLC	955	22,081
Halfords Group PLC	2,988	13,274
J D Wetherspoon PLC	2,249	28,498
James Halstead PLC(a)	4,239	25,769
Just Group PLC	12,900	21,331
Kier Group PLC	2,775	44,192
Laird PLC	9,000	16,191
Marston’s PLC	18,366	29,105
Millennium & Copthorne Hotels PLC	2,828	16,251
Mitchells & Butlers PLC	8,379	25,098
Morgan Advanced Materials PLC	8,539	31,467
Pagegroup PLC	9,647	59,622
PayPoint PLC	1,493	17,153
QinetiQ Group PLC	11,496	40,348
Restaurant Group PLC (The)	6,565	27,928
Safestore Holdings PLC	4,894	26,789
Savills PLC	2,489	28,403
Stagecoach Group PLC	24,935	60,341
SuperGroup PLC	1,776	34,489
Synthomer PLC	7,181	45,529
Ted Baker PLC	657	20,397
Telecom Plus PLC	2,015	30,231
Ultra Electronics Holdings PLC	1,239	32,961
Unite Group PLC (The)	3,340	28,157
Vesuvius PLC	9,211	63,472
Victrex PLC	1,562	38,063
ZPG PLC(b)	2,437	11,453

Total United Kingdom		1,637,267
United States – 49.2%
1st Source Corp.	178	8,533
AAON, Inc.	662	24,395
AAR Corp.	585	20,335
Aaron’s, Inc.	696	27,074
Abaxis, Inc.	343	18,186
Abercrombie & Fitch Co. Class A	6,500	80,860
ADTRAN, Inc.	2,233	46,111
Advanced Drainage Systems, Inc.	1,190	23,919
Agree Realty Corp.	1,263	57,934
Albany International Corp. Class A	958	51,157
American Equity Investment Life Holding Co.	1,337	35,136
American States Water Co.	616	29,205
AMERISAFE, Inc.	373	21,242
Andersons, Inc. (The)	1,036	35,379
Apogee Enterprises, Inc.	729	41,436
Applied Industrial Technologies, Inc.	1,961	115,797
Archrock, Inc.	5,734	65,368
Artisan Partners Asset Management, Inc. Class A	3,722	114,265
Astec Industries, Inc.	257	14,266

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	91

Schedule of Investments (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2017

Investments	Shares	Value
Astoria Financial Corp.	2,204	$44,411
ATN International, Inc.	309	21,148
AZZ, Inc.	675	37,665
Badger Meter, Inc.	978	38,973
BancFirst Corp.	428	41,345
Banner Corp.	865	48,881
Boston Private Financial Holdings, Inc.	3,440	52,804
Brady Corp. Class A	3,131	106,141
Brink’s Co. (The)	1,278	85,626
Brooks Automation, Inc.	3,941	85,480
Buckle, Inc. (The)(a)	5,503	97,953
Cabot Microelectronics Corp.	358	26,431
Calavo Growers, Inc.	550	37,978
Caleres, Inc.	1,645	45,698
California Water Service Group	2,780	102,304
Chesapeake Lodging Trust	4,000	97,880
Chesapeake Utilities Corp.	666	49,917
Chico’s FAS, Inc.	7,936	74,757
Children’s Place, Inc. (The)	458	46,762
ClubCorp Holdings, Inc.	2,300	30,130
Coca-Cola Bottling Co. Consolidated	124	28,380
Cogent Communications Holdings, Inc.	3,942	158,074
Comfort Systems USA, Inc.	916	33,984
Commercial Metals Co.	8,247	160,239
CONMED Corp.	1,227	62,503
Consolidated Communications Holdings, Inc.	6,902	148,186
Core-Mark Holding Co., Inc.	1,046	34,581
CoreCivic, Inc.	18,046	497,709
Coty, Inc. Class A	1,641	30,785
CSG Systems International, Inc.	1,432	58,111
Cubic Corp.	441	20,418
CVR Energy, Inc.(a)	20,318	442,120
Dean Foods Co.	3,982	67,694
Delek U.S. Holdings, Inc.	4,307	113,877
DiamondRock Hospitality Co.	14,649	160,407
Diebold Nixdorf, Inc.	6,882	192,696
DineEquity, Inc.	2,456	108,187
DSW, Inc. Class A	6,605	116,908
Ebix, Inc.(a)	828	44,629
EnPro Industries, Inc.	636	45,391
Ensign Group, Inc. (The)	1,109	24,143
ESCO Technologies, Inc.	612	36,506
Exponent, Inc.	787	45,882
FBL Financial Group, Inc. Class A	783	48,155
Fidelity & Guaranty Life(a)	1,586	49,245
Financial Engines, Inc.	1,030	37,698
First Financial Bancorp	2,402	66,535
First Merchants Corp.	1,158	46,482
First Midwest Bancorp, Inc.	2,213	51,585
Forward Air Corp.	931	49,604
Four Corners Property Trust, Inc.	3,362	84,420
Franklin Street Properties Corp.	8,580	95,066
Gannett Co., Inc.	13,000	113,360
GATX Corp.	3,122	200,651
GEO Group, Inc. (The)	15,481	457,773
Global Net Lease, Inc.	6,951	154,590
Government Properties Income Trust(a)	8,387	153,566
Greenbrier Cos., Inc. (The)	1,334	61,698
Greif, Inc. Class A	1,847	103,026
Group 1 Automotive, Inc.	761	48,187
Guess?, Inc.	11,089	141,717
Heartland Express, Inc.	973	20,258
Herman Miller, Inc.	2,837	86,245
HNI Corp.	2,499	99,635
Horace Mann Educators Corp.	1,450	54,810
Independent Bank Corp.	801	53,387
Infinity Property & Casualty Corp.	469	44,086
Innospec, Inc.	567	37,167
Insperity, Inc.	955	67,805
Inter Parfums, Inc.	1,315	48,195
Kaiser Aluminum Corp.	514	45,499
Kaman Corp.	1,124	56,054
KapStone Paper and Packaging Corp.	4,062	83,799
KB Home	1,753	42,019
Knoll, Inc.	3,067	61,493
Korn/Ferry International	2,289	79,039
Kronos Worldwide, Inc.	18,758	341,771
La-Z-Boy, Inc.	2,005	65,162
LegacyTexas Financial Group, Inc.	1,227	46,786
ManTech International Corp. Class A	1,031	42,663
Matson, Inc.	933	28,027
MDC Holdings, Inc.	4,573	161,564
Methode Electronics, Inc.	732	30,158
Mobile Mini, Inc.	2,708	80,834
Monmouth Real Estate Investment Corp. Class A	4,349	65,452
Monogram Residential Trust, Inc.	6,882	66,824
Monotype Imaging Holdings, Inc.	600	10,980
Mueller Industries, Inc.	1,430	43,544
National HealthCare Corp.	882	61,863
NBT Bancorp, Inc.	1,646	60,820
Neenah Paper, Inc.	612	49,113
Nelnet, Inc. Class A	499	23,458
New Senior Investment Group, Inc.	11,289	113,454
Nexstar Media Group, Inc. Class A	1,227	73,375
NIC, Inc.	3,262	61,815
Northwest Bancshares, Inc.	5,077	79,252
Northwest Natural Gas Co.	1,880	112,518
NRG Yield, Inc. Class C	7,347	129,307
Otter Tail Corp.	2,852	112,939
Oxford Industries, Inc.	716	44,743
Park National Corp.	795	82,457
Pennsylvania Real Estate Investment Trust	4,598	52,049
PH Glatfelter Co.	2,083	40,702
Plantronics, Inc.	779	40,749
Potlatch Corp.	2,438	111,417
Power Integrations, Inc.	756	55,112
Provident Financial Services, Inc.	3,003	76,216
Quad/Graphics, Inc.	3,303	75,705

See Notes to Financial Statements.

92	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

June 30, 2017

Investments	Shares	Value
Quaker Chemical Corp.	387	$56,204
Renasant Corp.	1,384	60,536
Rexford Industrial Realty, Inc.	2,103	57,706
RR Donnelley & Sons Co.	15,967	200,226
S&T Bancorp, Inc.	1,301	46,654
Sabra Health Care REIT, Inc.	5,841	140,768
Safety Insurance Group, Inc.	861	58,806
Saul Centers, Inc.	882	51,138
Scholastic Corp.	1,209	52,700
Schweitzer-Mauduit International, Inc.	2,101	78,220
Seritage Growth Properties Class A(a)	840	35,238
ServisFirst Bancshares, Inc.	594	21,913
Shenandoah Telecommunications Co.	1,117	34,292
Simmons First National Corp. Class A	665	35,179
SkyWest, Inc.	998	35,030
Sonic Corp.	1,789	47,391
South State Corp.	588	50,392
SpartanNash Co.	1,651	42,860
STAG Industrial, Inc.	5,334	147,218
Standard Motor Products, Inc.	591	30,862
Standex International Corp.	252	22,856
State Auto Financial Corp.	947	24,366
Steelcase, Inc. Class A	6,912	96,768
Stepan Co.	693	60,388
Stewart Information Services Corp.	804	36,486
Sturm Ruger & Co., Inc.(a)	1,140	70,851
Summit Hotel Properties, Inc.	4,701	87,674
TeleTech Holdings, Inc.	1,574	64,219
Tennant Co.	567	41,845
TerraForm Power, Inc. Class A*	4,267	51,204
Terreno Realty Corp.	2,000	67,320
Time, Inc.	12,999	186,536
Tompkins Financial Corp.	356	28,024
Tootsie Roll Industries, Inc.(a)	1,109	38,649
Towne Bank	1,477	45,492
Triumph Group, Inc.	811	25,628
Trustmark Corp.	3,010	96,802
U.S. Ecology, Inc.	828	41,814
Union Bankshares Corp.	1,726	58,511
United Community Banks, Inc.	1,136	31,581
United Fire Group, Inc.	900	39,654
Universal Corp.	1,878	121,507
Waddell & Reed Financial, Inc. Class A	11,253	212,457
Watts Water Technologies, Inc. Class A	738	46,642
WD-40 Co.	531	58,596
Weis Markets, Inc.	1,377	67,087
Werner Enterprises, Inc.	1,706	50,071
WesBanco, Inc.	1,658	65,557
West Corp.	7,192	167,717
Westamerica Bancorporation	1,119	62,709
Windstream Holdings, Inc.(a)	9,411	36,515
Xenia Hotels & Resorts, Inc.	10,045	194,572
Xperi Corp.	2,186	65,143

Total United States		13,566,544
TOTAL COMMON STOCKS (Cost: $22,477,176)		27,457,727
RIGHTS – 0.0%
New Zealand – 0.0%
Kiwi Property Group Ltd., expiring 7/10/17*
(Cost $0)	3,814	140
EXCHANGE-TRADED NOTE – 0.1%
United States – 0.1%
iPath MSCI India Index ETN*
(Cost: $24,585)	405	31,039
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.1%
United States – 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $1,394,805)(d)	1,394,805	1,394,805
TOTAL INVESTMENTS IN SECURITIES – 104.8% (Cost: $23,896,566)		28,883,711
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.8)%		(1,322,722)

NET ASSETS – 100.0%		$27,560,989
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $18,730, which represents 0.07% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $1,627,047 and the total market value of the collateral held by the Fund was $1,694,215. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $299,410.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
7/5/2017	JPY	800,000	USD	7,112	$(8)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	93

Schedule of Investments

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.7%
Brazil – 2.9%
Embraer S.A.	10,461	$47,770
Iochpe Maxion S.A.	7,728	38,812
JBS S.A.	15,816	31,172
Tupy S.A.	6,800	32,633
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,752	12,301

Total Brazil		162,688
Chile – 0.3%
Vina Concha y Toro S.A.	9,293	14,346
China – 3.1%
COSCO SHIPPING Holdings Co., Ltd. Class H*	91,000	43,014
Minth Group Ltd.	14,000	59,361
Semiconductor Manufacturing International Corp.*	21,900	25,389
WH Group Ltd.(a)	44,500	44,919

Total China		172,683
Hong Kong – 0.8%
China High Speed Transmission Equipment Group Co., Ltd.(b)	43,000	47,096
India – 21.2%
Aurobindo Pharma Ltd.	6,218	65,857
Bharat Forge Ltd.	3,639	61,515
Cadila Healthcare Ltd.	8,129	66,044
Cipla Ltd.	4,907	42,179
Cyient Ltd.	2,342	18,395
Dishman Carbogen Amcis Ltd.*†	9,356	43,597
Divi’s Laboratories Ltd.*	2,608	26,115
Dr Reddy’s Laboratories Ltd. ADR	649	27,349
Dr. Reddy’s Laboratories Ltd.	821	34,169
eClerx Services Ltd.	539	11,023
Firstsource Solutions Ltd.*	24,512	12,931
Glenmark Pharmaceuticals Ltd.	4,147	40,599
Granules India Ltd.	9,954	20,543
HCL Technologies Ltd.	2,549	33,556
Hexaware Technologies Ltd.	4,295	16,097
Himatsingka Seide Ltd.	3,019	15,894
Infosys Ltd.	2,807	40,628
Infosys Ltd. ADR	2,244	33,705
Jubilant Life Sciences Ltd.	2,240	23,726
KPIT Technologies Ltd.	8,810	16,731
Larsen & Toubro Infotech Ltd.(a)	700	8,542
Lupin Ltd.	3,051	50,027
Mindtree Ltd.	3,262	26,697
Mphasis Ltd.	1,469	13,625
Natco Pharma Ltd.	3,680	57,030
NIIT Technologies Ltd.	3,629	32,420
Oracle Financial Services Software Ltd.	107	5,975
Persistent Systems Ltd.	1,185	12,506
Strides Shasun Ltd.	2,091	32,367
Sun Pharmaceutical Industries Ltd.	8,341	71,709
Suven Life Sciences Ltd.	5,251	13,953
Tata Coffee Ltd.	7,587	15,130
Tata Consultancy Services Ltd.	889	32,491
Tata Elxsi Ltd.	418	10,248
Tata Global Beverages Ltd.	12,989	30,273
Tata Motors Ltd.	6,370	42,628
Tech Mahindra Ltd.	2,661	15,726
Wipro Ltd.	5,350	21,383
Wipro Ltd. ADR	1,010	5,252
Wockhardt Ltd.	3,944	36,860

Total India		1,185,495
Malaysia – 2.0%
Genting Malaysia Bhd	30,700	39,335
MISC Bhd	27,300	47,443
Supermax Corp. Bhd	9,100	4,219
VS Industry Bhd	42,900	20,687

Total Malaysia		111,684
Mexico – 4.9%
Alfa S.A.B. de C.V. Class A	33,500	47,789
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*(b)	39,707	58,245
Genomma Lab Internacional S.A.B. de C.V. Class B*	21,459	27,696
Gruma S.A.B. de C.V. Class B	3,268	42,734
Grupo Bimbo S.A.B. de C.V. Series A	11,820	29,779
Grupo Comercial Chedraui S.A. de C.V.	17,118	35,125
Industrias Bachoco S.A.B. de C.V. Series B	4,545	21,781
Nemak S.A.B. de C.V.(a)	9,876	9,500

Total Mexico		272,649
Philippines – 0.6%
International Container Terminal Services, Inc.	17,990	34,868
Poland – 0.6%
CD Projekt S.A.	1,439	33,388
Singapore – 1.2%
IGG, Inc.(b)	43,000	66,319
South Africa – 0.4%
DataTec Ltd.	5,502	25,300
South Korea – 27.2%
AeroSpace Technology of Korea, Inc.*	590	8,869
Chabiotech Co., Ltd.*	1,270	13,819
Dongkuk Structures & Construction Co., Ltd.	7,737	46,795
Doosan Corp.	381	39,627
Doosan Heavy Industries & Construction Co., Ltd.	1,961	35,907
Doosan Infracore Co., Ltd.*	4,173	30,819
Gamevil, Inc.*	195	10,618
Genexine Co., Ltd.*	436	18,367
Halla Holdings Corp.	721	40,456
Hankook Tire Co., Ltd.	719	39,967
Hansae Co., Ltd.	2,446	57,294
Homecast Co., Ltd.*	2,665	21,592
Humax Co., Ltd.	1,244	12,612
Hyundai Corp.	435	7,680
Hyundai Glovis Co., Ltd.	369	50,634
Hyundai Merchant Marine Co., Ltd.*	6,903	52,791

See Notes to Financial Statements.

94	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

June 30, 2017

Investments	Shares	Value
Hyundai Motor Co.	694	$96,747
i-SENS, Inc.	445	10,696
Innocean Worldwide, Inc.	788	43,940
Kia Motors Corp.	1,407	46,976
Koh Young Technology, Inc.	401	21,029
Kumho Tire Co., Inc.*	2,860	18,773
LG Electronics, Inc.	904	63,366
LS Corp.	1,003	63,907
Mando Corp.	166	37,360
NCSoft Corp.	93	30,847
Nexen Tire Corp.	1,827	21,318
S&T Motiv Co., Ltd.	935	41,269
Samsung Electronics Co., Ltd.	175	363,567
SK Hynix, Inc.	1,490	87,773
SL Corp.	2,317	43,742
Sung Kwang Bend Co., Ltd.	3,807	35,603

Total South Korea		1,514,760
Taiwan – 32.5%
Accton Technology Corp.	14,000	35,713
Acer, Inc.*	50,000	26,216
Adlink Technology, Inc.	5,223	10,577
Advanced Semiconductor Engineering, Inc.	22,655	29,082
Advantech Co., Ltd.	2,199	15,578
Aerospace Industrial Development Corp.	20,000	23,537
Alpha Networks, Inc.	31,000	28,330
Asia Optical Co., Inc.*	19,000	33,915
Asustek Computer, Inc.	3,000	28,353
Bizlink Holding, Inc.	5,638	39,848
Career Technology MFG. Co., Ltd.	15,000	10,281
Casetek Holdings Ltd.	2,000	6,706
Catcher Technology Co., Ltd.	3,000	35,848
Cheng Uei Precision Industry Co., Ltd.	1,000	1,374
China Airlines Ltd.	101,000	30,645
CMC Magnetics Corp.*	78,000	10,231
Compal Electronics, Inc.	20,000	13,478
Cub Elecparts, Inc.	5,498	71,752
CyberTAN Technology, Inc.	16,000	10,572
Delta Electronics, Inc.	5,000	27,367
Eclat Textile Co., Ltd.	2,022	24,660
Eva Airways Corp.	73,250	36,240
Evergreen Marine Corp. Taiwan Ltd.*	74,000	37,584
Feng TAY Enterprise Co., Ltd.	4,920	21,753
FLEXium Interconnect, Inc.	3,000	11,292
Foxsemicon Integrated Technology, Inc.	4,000	20,644
General Interface Solution Holding Ltd.	5,000	36,982
Getac Technology Corp.	22,000	29,290
Global Unichip Corp.	5,000	21,203
Hon Hai Precision Industry Co., Ltd.	30,700	118,077
Hota Industrial Manufacturing Co., Ltd.	7,085	34,936
IEI Integration Corp.	6,000	9,270
Inventec Corp.	10,000	8,153
Iron Force Industrial Co., Ltd.	6,000	29,389
Kenda Rubber Industrial Co., Ltd.	8,320	13,210
King Slide Works Co., Ltd.	3,000	42,111
Kinpo Electronics, Inc.	56,000	20,802
Lite-On Technology Corp.	13,219	21,728
Makalot Industrial Co., Ltd.	8,419	40,684
Micro-Star International Co., Ltd.	12,000	27,890
Nan Kang Rubber Tire Co., Ltd.	20,000	18,836
Nien Made Enterprise Co., Ltd.	5,000	55,473
Orient Semiconductor Electronics Ltd.*	14,000	3,746
Pegatron Corp.	6,000	18,797
Pihsiang Machinery Manufacturing Co., Ltd.*†	5,000	2,844
Posiflex Technology, Inc.	2,239	12,145
Pou Chen Corp.	31,000	42,903
Primax Electronics Ltd.	13,000	26,667
Qisda Corp.	54,000	41,272
Quanta Computer, Inc.	12,000	28,402
Ritek Corp.*	59,000	10,241
ScinoPharm Taiwan Ltd.	11,560	15,866
ShunSin Technology Holding Ltd.	3,000	10,848
Siliconware Precision Industries Co., Ltd.*	15,000	24,236
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	219,329
Tong Yang Industry Co., Ltd.	21,000	39,004
TPK Holding Co., Ltd.*	7,000	21,446
TYC Brother Industrial Co., Ltd.	35,000	37,048
Unitech Printed Circuit Board Corp.	16,000	5,602
Visual Photonics Epitaxy Co., Ltd.	5,750	11,530
Vivotek, Inc.	4,664	13,308
Wistron NeWeb Corp.	4,360	12,985
Yang Ming Marine Transport Corp.*	49,065	20,242
Zeng Hsing Industrial Co., Ltd.	2,000	9,533
Zhen Ding Technology Holding Ltd.	2,000	4,740
Zinwell Corp.	9,000	9,216

Total Taiwan		1,811,560
Thailand – 1.5%
Delta Electronics Thailand PCL NVDR	8,700	22,217
Thai Union Group PCL NVDR	96,700	60,064

Total Thailand		82,281
Turkey – 0.5%
Kordsa Teknik Tekstil AS	11,437	27,208
TOTAL COMMON STOCKS (Cost: $4,937,498)		5,562,325
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c)
(Cost: $93,741)(d)	93,741	93,741
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $5,031,239)		5,656,066
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.4)%		(78,062)

NET ASSETS – 100.0%		$5,578,004
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $46,441, which represents 0.83% of net assets.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	95

Schedule of Investments (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

June 30, 2017

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(d)

At June 30, 2017, the total market value of the Fund’s securities on loan was $148,669 and the total market value of the collateral held by the Fund was $156,904. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $63,163.

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

96	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree U.S. Domestic Economy Fund (WUSA)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 1.1%
Huntington Ingalls Industries, Inc.	18	$3,351
Northrop Grumman Corp.	61	15,659
Spirit AeroSystems Holdings, Inc. Class A	63	3,650

Total Aerospace & Defense		22,660
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	46	3,159
Airlines – 1.1%
Alaska Air Group, Inc.	58	5,206
Southwest Airlines Co.	307	19,077

Total Airlines		24,283
Automobiles – 0.1%
Thor Industries, Inc.	19	1,986
Banks – 12.6%
Bank of America Corp.	2,905	70,475
Bank of the Ozarks, Inc.	22	1,031
BB&T Corp.	235	10,671
BOK Financial Corp.	13	1,094
Citizens Financial Group, Inc.	141	5,031
Comerica, Inc.	34	2,490
Commerce Bancshares, Inc.	21	1,194
Cullen/Frost Bankers, Inc.	15	1,409
East West Bancorp, Inc.	36	2,109
Fifth Third Bancorp	277	7,191
First Republic Bank	33	3,303
Huntington Bancshares, Inc.	226	3,056
KeyCorp	208	3,898
M&T Bank Corp.	37	5,992
PacWest Bancorp	30	1,401
People’s United Financial, Inc.	67	1,183
PNC Financial Services Group, Inc. (The)	144	17,981
Prosperity Bancshares, Inc.	18	1,156
Regions Financial Corp.	358	5,241
Signature Bank*	13	1,866
SunTrust Banks, Inc.	156	8,848
SVB Financial Group*	9	1,582
Synovus Financial Corp.	25	1,106
U.S. Bancorp	511	26,531
Webster Financial Corp.	16	836
Wells Fargo & Co.	1,413	78,294
Western Alliance Bancorp*	24	1,181
Zions Bancorp	72	3,162

Total Banks		269,312
Beverages – 0.8%
Constellation Brands, Inc. Class A	61	11,818
Dr. Pepper Snapple Group, Inc.	64	5,831

Total Beverages		17,649
Biotechnology – 0.7%
Incyte Corp.*	6	$755
Regeneron Pharmaceuticals, Inc.*	18	8,841
United Therapeutics Corp.*	33	4,281

Total Biotechnology		13,877
Building Products – 0.2%
Fortune Brands Home & Security, Inc.	48	3,132
Lennox International, Inc.	10	1,836

Total Building Products		4,968
Capital Markets – 2.1%
Ameriprise Financial, Inc.	46	5,855
CBOE Holdings, Inc.	13	1,188
Charles Schwab Corp. (The)	210	9,022
CME Group, Inc.	73	9,143
E*TRADE Financial Corp.*	82	3,118
Eaton Vance Corp.	22	1,041
MarketAxess Holdings, Inc.	3	603
Raymond James Financial, Inc.	34	2,728
SEI Investments Co.	30	1,613
T. Rowe Price Group, Inc.	75	5,566
TD Ameritrade Holding Corp.	111	4,772

Total Capital Markets		44,649
Chemicals – 0.5%
Scotts Miracle-Gro Co. (The)	20	1,789
Sherwin-Williams Co. (The)	24	8,423

Total Chemicals		10,212
Commercial Services & Supplies – 1.1%
Cintas Corp.	30	3,781
Copart, Inc.*	78	2,480
KAR Auction Services, Inc.	60	2,518
Republic Services, Inc.	78	4,971
Rollins, Inc.	36	1,466
Waste Management, Inc.	123	9,022

Total Commercial Services & Supplies		24,238
Communications Equipment – 0.2%
Harris Corp.	45	4,909
Construction Materials – 0.4%
Eagle Materials, Inc.	15	1,386
Martin Marietta Materials, Inc.	15	3,339
Vulcan Materials Co.	27	3,420

Total Construction Materials		8,145
Consumer Finance – 2.1%
Ally Financial, Inc.	238	4,974
Capital One Financial Corp.	181	14,954
Discover Financial Services	165	10,262
Santander Consumer USA Holdings, Inc.*	262	3,343
SLM Corp.*	88	1,012
Synchrony Financial	310	9,244

Total Consumer Finance		43,789

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	97

Schedule of Investments (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

June 30, 2017

Investments	Shares	Value
Containers & Packaging – 0.3%
Packaging Corp. of America	37	$4,121
WestRock Co.	28	1,587

Total Containers & Packaging		5,708
Distributors – 0.2%
Genuine Parts Co.	49	4,545
Diversified Consumer Services – 0.1%
Service Corp. International	58	1,940
ServiceMaster Global Holdings, Inc.*	30	1,176

Total Diversified Consumer Services		3,116
Diversified Financial Services – 3.8%
Berkshire Hathaway, Inc. Class B*	474	80,281
Leucadia National Corp.	15	393

Total Diversified Financial Services		80,674
Diversified Telecommunication Services – 8.6%
AT&T, Inc.	2,264	85,421
CenturyLink, Inc.(a)	207	4,943
Verizon Communications, Inc.	2,086	93,161

Total Diversified Telecommunication Services		183,525
Electric Utilities – 3.3%
Alliant Energy Corp.	39	1,567
American Electric Power Co., Inc.	36	2,501
Avangrid, Inc.	57	2,517
Duke Energy Corp.	120	10,031
Edison International	67	5,239
Eversource Energy	63	3,825
Exelon Corp.	123	4,437
Great Plains Energy, Inc.	50	1,464
NextEra Energy, Inc.	88	12,331
OGE Energy Corp.	37	1,287
PG&E Corp.	105	6,969
Pinnacle West Capital Corp.	22	1,873
Southern Co. (The)	198	9,480
Westar Energy, Inc.	22	1,166
Xcel Energy, Inc.	105	4,817

Total Electric Utilities		69,504
Electrical Equipment – 0.2%
Acuity Brands, Inc.	9	1,830
Hubbell, Inc.	18	2,037

Total Electrical Equipment		3,867
Electronic Equipment, Instruments & Components – 0.2%
CDW Corp.	58	3,627
Equity Real Estate Investment Trusts (REITs) – 5.3%
American Campus Communities, Inc.	12	568
Apartment Investment & Management Co. Class A	49	2,106
AvalonBay Communities, Inc.	28	5,381
Boston Properties, Inc.	19	2,337
Brixmor Property Group, Inc.	58	1,037
Camden Property Trust	28	2,394
Colony NorthStar, Inc. Class A	30	423
Crown Castle International Corp.	19	1,903
DDR Corp.	6	54
Douglas Emmett, Inc.	7	267
Duke Realty Corp.	64	1,789
Equity LifeStyle Properties, Inc.	12	1,036
Equity Residential	337	22,185
Essex Property Trust, Inc.	9	2,315
Extra Space Storage, Inc.	25	1,950
Federal Realty Investment Trust	9	1,138
Forest City Realty Trust, Inc. Class A	72	1,740
Gaming and Leisure Properties, Inc.	43	1,620
GGP, Inc.	276	6,503
HCP, Inc.	7	224
Highwoods Properties, Inc.	9	456
Hospitality Properties Trust	16	466
Host Hotels & Resorts, Inc.	210	3,837
Hudson Pacific Properties, Inc.	6	205
Kilroy Realty Corp.	21	1,578
Kimco Realty Corp.	70	1,285
Lamar Advertising Co. Class A	16	1,177
Liberty Property Trust	43	1,751
Macerich Co. (The)	37	2,148
Mid-America Apartment Communities, Inc.	12	1,265
National Retail Properties, Inc.	25	978
Omega Healthcare Investors, Inc.	54	1,783
Prologis, Inc.	131	7,682
Public Storage	25	5,213
Realty Income Corp.	25	1,379
Regency Centers Corp.	13	814
SBA Communications Corp.*	6	809
Simon Property Group, Inc.	52	8,412
SL Green Realty Corp.	10	1,058
Spirit Realty Capital, Inc.	39	289
Sun Communities, Inc.	6	526
UDR, Inc.	43	1,676
Ventas, Inc.	51	3,543
Vornado Realty Trust	37	3,474
Welltower, Inc.	46	3,443

Total Equity Real Estate Investment Trusts (REITs)		112,217
Food & Staples Retailing – 3.1%
CVS Health Corp.	508	40,874
Kroger Co. (The)	544	12,686
Rite Aid Corp.*	127	375
Sysco Corp.	135	6,795
US Foods Holding Corp.*	57	1,551
Whole Foods Market, Inc.	112	4,716

Total Food & Staples Retailing		66,997
Food Products – 1.9%
Campbell Soup Co.	90	4,694
Conagra Brands, Inc.	91	3,254
Hershey Co. (The)	42	4,510
Hormel Foods Corp.	192	6,549
J.M. Smucker Co. (The)	36	4,260
Pilgrim’s Pride Corp.*	126	2,762

See Notes to Financial Statements.

98	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

June 30, 2017

Investments	Shares	Value
Pinnacle Foods, Inc.	28	$1,663
Post Holdings, Inc.*	3	233
Tyson Foods, Inc. Class A	207	12,964

Total Food Products		40,889
Gas Utilities – 0.1%
Atmos Energy Corp.	19	1,576
Health Care Equipment & Supplies – 0.0%
ABIOMED, Inc.*	1	143
Health Care Providers & Services – 10.8%
Aetna, Inc.	133	20,193
Anthem, Inc.	115	21,635
Cardinal Health, Inc.	123	9,584
Centene Corp.*	66	5,272
Cigna Corp.	87	14,563
DaVita, Inc.*	130	8,419
Envision Healthcare Corp.*	23	1,441
Express Scripts Holding Co.*	397	25,344
HCA Healthcare, Inc.*	240	20,928
Humana, Inc.	22	5,294
Laboratory Corp. of America Holdings*	33	5,087
McKesson Corp.	101	16,619
MEDNAX, Inc.*	37	2,234
Quest Diagnostics, Inc.	51	5,669
UnitedHealth Group, Inc.	315	58,407
Universal Health Services, Inc. Class B	37	4,517
VCA, Inc.*	32	2,954
WellCare Health Plans, Inc.*	12	2,155

Total Health Care Providers & Services		230,315
Health Care Technology – 0.2%
Cerner Corp.*	78	5,185
Hotels, Restaurants & Leisure – 0.9%
Chipotle Mexican Grill, Inc.*	1	416
Darden Restaurants, Inc.	45	4,070
Domino’s Pizza, Inc.	7	1,481
Hilton Worldwide Holdings, Inc.	70	4,329
Marriott International, Inc. Class A	58	5,818
Panera Bread Co. Class A*	4	1,258
Six Flags Entertainment Corp.	21	1,252
Vail Resorts, Inc.	6	1,217

Total Hotels, Restaurants & Leisure		19,841
Household Durables – 1.4%
D.R. Horton, Inc.	223	7,709
Lennar Corp. Class A	136	7,252
NVR, Inc.*	2	4,821
PulteGroup, Inc.	204	5,004
Toll Brothers, Inc.	109	4,307

Total Household Durables		29,093
Household Products – 0.3%
Church & Dwight Co., Inc.	61	3,165
Clorox Co. (The)	31	4,130

Total Household Products		7,295
Insurance – 3.7%
Allstate Corp. (The)	103	$9,109
American Financial Group, Inc.	34	3,379
Assurant, Inc.	22	2,281
Brown & Brown, Inc.	49	2,110
Cincinnati Financial Corp.	40	2,898
CNA Financial Corp.	91	4,436
Erie Indemnity Co. Class A	7	875
FNF Group	84	3,766
Hartford Financial Services Group, Inc. (The)	93	4,889
Lincoln National Corp.	88	5,947
Loews Corp.	72	3,370
Old Republic International Corp.	108	2,109
Principal Financial Group, Inc.	94	6,023
Progressive Corp. (The)	133	5,864
Torchmark Corp.	36	2,754
Travelers Cos., Inc. (The)	111	14,045
Unum Group	93	4,337

Total Insurance		78,192
Internet Software & Services – 0.1%
Cars.com, Inc.*(a)	45	1,198
CoStar Group, Inc.*	1	264

Total Internet Software & Services		1,462
IT Services – 1.7%
Automatic Data Processing, Inc.	105	10,758
Booz Allen Hamilton Holding Corp.	51	1,660
Broadridge Financial Solutions, Inc.	31	2,342
First Data Corp. Class A*	169	3,076
Fiserv, Inc.*	60	7,340
Jack Henry & Associates, Inc.	22	2,285
Leidos Holdings, Inc.	45	2,326
Paychex, Inc.	99	5,637
Vantiv, Inc. Class A*	28	1,774

Total IT Services		37,198
Media – 6.3%
CBS Corp. Class B Non-Voting Shares	157	10,013
Charter Communications, Inc. Class A*	87	29,306
Comcast Corp. Class A	1,657	64,490
DISH Network Corp. Class A*	123	7,720
Liberty Broadband Corp. Class C*	69	5,986
Liberty Media Corp – Liberty Formula One Series C*	61	2,234
Liberty Media Corp – Liberty SiriusXM Series C*	72	3,002
Scripps Networks Interactive, Inc. Class A	66	4,508
Sirius XM Holdings, Inc.(a)	1,149	6,285
TEGNA, Inc.	136	1,960

Total Media		135,504
Metals & Mining – 0.5%
Nucor Corp.	88	5,093
Reliance Steel & Aluminum Co.	25	1,820
Steel Dynamics, Inc.	85	3,044

Total Metals & Mining		9,957

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	99

Schedule of Investments (concluded)

WisdomTree U.S. Domestic Economy Fund (WUSA)

June 30, 2017

Investments	Shares	Value
Multi-Utilities – 1.7%
Ameren Corp.	51	$2,788
CMS Energy Corp.	52	2,405
Consolidated Edison, Inc.	64	5,173
Dominion Energy, Inc.	111	8,506
DTE Energy Co.	36	3,809
MDU Resources Group, Inc.	31	812
NiSource, Inc.	55	1,395
Public Service Enterprise Group, Inc.	112	4,817
SCANA Corp.	37	2,479
WEC Energy Group, Inc.	66	4,051

Total Multi-Utilities		36,235
Multiline Retail – 2.4%
Dollar General Corp.	129	9,300
Dollar Tree, Inc.*	76	5,314
Kohl’s Corp.	114	4,408
Macy’s, Inc.	150	3,486
Nordstrom, Inc.(a)	84	4,018
Target Corp.	460	24,053

Total Multiline Retail		50,579
Oil, Gas & Consumable Fuels – 1.1%
Kinder Morgan, Inc.	186	3,564
Marathon Petroleum Corp.	201	10,518
ONEOK, Inc.	40	2,086
Tesoro Corp.	70	6,552

Total Oil, Gas & Consumable Fuels		22,720
Professional Services – 0.2%
Robert Half International, Inc.	52	2,492
TransUnion*	18	780

Total Professional Services		3,272
Road & Rail – 3.1%
AMERCO	7	2,562
CSX Corp.	279	15,222
JB Hunt Transport Services, Inc.	36	3,290
Norfolk Southern Corp.	108	13,144
Old Dominion Freight Line, Inc.	27	2,571
Union Pacific Corp.	277	30,168

Total Road & Rail		66,957
Software – 0.5%
CDK Global, Inc.	40	2,482
Intuit, Inc.	49	6,508
Tyler Technologies, Inc.*	4	703
Ultimate Software Group, Inc. (The)*	1	210

Total Software		9,903
Specialty Retail – 6.1%
Advance Auto Parts, Inc.	22	2,565
AutoZone, Inc.*	13	7,416
Bed Bath & Beyond, Inc.	142	4,317
Best Buy Co., Inc.	159	9,116
Burlington Stores, Inc.*	15	1,380
CarMax, Inc.*	73	4,603
Home Depot, Inc. (The)	388	59,519
L Brands, Inc.	70	3,772
Lowe’s Cos., Inc.	238	18,452
O’Reilly Automotive, Inc.*	30	6,562
Ross Stores, Inc.	129	7,447
Tractor Supply Co.	23	1,247
Ulta Salon Cosmetics & Fragrance, Inc.*	10	2,874

Total Specialty Retail		129,270
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	163	2,140
Tobacco – 7.4%
Altria Group, Inc.	1,467	109,247
Reynolds American, Inc.	763	49,626

Total Tobacco		158,873
Trading Companies & Distributors – 0.6%
Fastenal Co.	70	3,047
HD Supply Holdings, Inc.*	210	6,432
United Rentals, Inc.*	31	3,494

Total Trading Companies & Distributors		12,973
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Corp.	10	784
Water Utilities – 0.1%
American Water Works Co., Inc.	25	1,949
Aqua America, Inc.	24	799

Total Water Utilities		2,748
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.*	181	10,972
TOTAL COMMON STOCKS (Cost: $2,077,506)		2,131,692
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $9,621)(c)	9,621	9,621
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $2,087,127)		2,141,313
Liabilities in Excess of Cash and Other Assets – (0.3)%		(6,943)

NET ASSETS – 100.0%		$2,134,370
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $14,750 and the total market value of the collateral held by the Fund was $15,330. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,709.

See Notes to Financial Statements.

100	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments

WisdomTree U.S. Export and Multinational Fund (WEXP)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 3.2%
Boeing Co. (The)	66	$13,051
Hexcel Corp.	6	317
United Technologies Corp.	80	9,769

Total Aerospace & Defense		23,137
Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	23	1,299
Airlines – 0.6%
United Continental Holdings, Inc.*	60	4,515
Auto Components – 0.9%
BorgWarner, Inc.	9	381
Gentex Corp.	25	474
Goodyear Tire & Rubber Co. (The)	83	2,902
Lear Corp.	22	3,126

Total Auto Components		6,883
Banks – 4.8%
Citigroup, Inc.	519	34,711
Beverages – 5.0%
Brown-Forman Corp. Class B	51	2,479
Coca-Cola Co. (The)	340	15,249
Molson Coors Brewing Co. Class B	85	7,339
PepsiCo, Inc.	98	11,318

Total Beverages		36,385
Biotechnology – 0.1%
Alexion Pharmaceuticals, Inc.*	8	973
Building Products – 0.1%
A.O. Smith Corp.	11	620
Capital Markets – 2.5%
Goldman Sachs Group, Inc. (The)	70	15,533
Moody’s Corp.	15	1,825
MSCI, Inc.	6	618

Total Capital Markets		17,976
Chemicals – 6.2%
Air Products & Chemicals, Inc.	25	3,577
Albemarle Corp.	17	1,794
Celanese Corp. Series A	30	2,848
Chemours Co. (The)	1	38
Dow Chemical Co. (The)	196	12,362
E.I. du Pont de Nemours & Co.	79	6,376
Eastman Chemical Co.	27	2,268
Ecolab, Inc.	20	2,655
FMC Corp.	13	950
Huntsman Corp.	43	1,111
International Flavors & Fragrances, Inc.	11	1,485
Monsanto Co.	26	3,077
Mosaic Co. (The)	4	91
NewMarket Corp.	2	921
PPG Industries, Inc.	14	1,539
Praxair, Inc.	29	3,844

Total Chemicals		44,936
Communications Equipment – 1.2%
Cisco Systems, Inc.	237	7,418
CommScope Holding Co., Inc.*	2	76
F5 Networks, Inc.*	3	381
Juniper Networks, Inc.	18	502
Motorola Solutions, Inc.	5	434

Total Communications Equipment		8,811
Construction & Engineering – 0.1%
Fluor Corp.	7	320
Jacobs Engineering Group, Inc.	7	381

Total Construction & Engineering		701
Containers & Packaging – 0.6%
Avery Dennison Corp.	12	1,060
Ball Corp.	10	422
Crown Holdings, Inc.*	30	1,790
Sealed Air Corp.	27	1,209

Total Containers & Packaging		4,481
Electrical Equipment – 1.0%
AMETEK, Inc.	21	1,272
Emerson Electric Co.	73	4,352
Rockwell Automation, Inc.	9	1,458

Total Electrical Equipment		7,082
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. Class A	15	1,107
Arrow Electronics, Inc.*	7	549
Avnet, Inc.	5	194
Cognex Corp.	3	255
Corning, Inc.	166	4,988
IPG Photonics Corp.*	4	581
Keysight Technologies, Inc.*	12	467
Trimble, Inc.*	4	143

Total Electronic Equipment, Instruments & Components		8,284
Equity Real Estate Investment Trusts (REITs) – 0.1%
Equinix, Inc.	1	429
Food Products – 1.3%
Archer-Daniels-Midland Co.	65	2,690
Ingredion, Inc.	8	954
McCormick & Co., Inc. Non-Voting Shares	8	780
Mondelez International, Inc. Class A	122	5,269

Total Food Products		9,693
Health Care Equipment & Supplies – 4.5%
Abbott Laboratories	65	3,160
Baxter International, Inc.	226	13,682
Becton, Dickinson and Co.	11	2,146
Boston Scientific Corp.*	62	1,719
Cooper Cos., Inc. (The)	3	718
Danaher Corp.	63	5,316
DENTSPLY SIRONA, Inc.	17	1,102

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	101

Schedule of Investments (continued)

WisdomTree U.S. Export and Multinational Fund (WEXP)

June 30, 2017

Investments	Shares	Value
Edwards Lifesciences Corp.*	12	$1,419
ResMed, Inc.	11	857
Teleflex, Inc.	3	623
Varian Medical Systems, Inc.*	9	929
West Pharmaceutical Services, Inc.	4	378
Zimmer Biomet Holdings, Inc.	5	642

Total Health Care Equipment & Supplies		32,691
Hotels, Restaurants & Leisure – 3.1%
Las Vegas Sands Corp.	104	6,644
McDonald’s Corp.	99	15,163
Wynn Resorts Ltd.	6	805

Total Hotels, Restaurants & Leisure		22,612
Household Durables – 0.3%
Whirlpool Corp.	11	2,108
Household Products – 4.5%
Colgate-Palmolive Co.	98	7,264
Kimberly-Clark Corp.	35	4,519
Procter & Gamble Co. (The)	245	21,352

Total Household Products		33,135
Independent Power & Renewable Electricity Producers – 0.2%
AES Corp.	129	1,433
Industrial Conglomerates – 5.5%
3M Co.	63	13,116
General Electric Co.	673	18,178
Honeywell International, Inc.	66	8,797

Total Industrial Conglomerates		40,091
Insurance – 2.0%
Aflac, Inc.	112	8,700
Marsh & McLennan Cos., Inc.	56	4,366
Reinsurance Group of America, Inc.	12	1,541

Total Insurance		14,607
Internet & Catalog Retail – 1.7%
Expedia, Inc.	5	745
Priceline Group, Inc. (The)*	6	11,223
TripAdvisor, Inc.*	4	153

Total Internet & Catalog Retail		12,121
Internet Software & Services – 5.1%
Alphabet, Inc. Class A*	21	19,523
eBay, Inc.*	223	7,787
Facebook, Inc. Class A*	66	9,965
VeriSign, Inc.*	1	93

Total Internet Software & Services		37,368
IT Services – 3.3%
DXC Technology Co.	14	1,074
Gartner, Inc.*	2	247
International Business Machines Corp.	70	10,768
MasterCard, Inc. Class A	41	4,979
PayPal Holdings, Inc.*	27	1,449
Sabre Corp.	12	261
Visa, Inc. Class A	57	5,346
Western Union Co. (The)	16	305

Total IT Services		24,429
Leisure Products – 0.3%
Hasbro, Inc.	13	1,449
Mattel, Inc.	24	517

Total Leisure Products		1,966
Life Sciences Tools & Services – 1.5%
Agilent Technologies, Inc.	28	1,661
Illumina, Inc.*	5	868
Mettler-Toledo International, Inc.*	2	1,177
PerkinElmer, Inc.	10	681
Quintiles IMS Holdings, Inc.*	5	447
Thermo Fisher Scientific, Inc.	26	4,536
Waters Corp.*	9	1,655

Total Life Sciences Tools & Services		11,025
Machinery – 3.4%
Caterpillar, Inc.	14	1,504
Cummins, Inc.	17	2,758
Deere & Co.	23	2,843
Donaldson Co., Inc.	11	501
Dover Corp.	12	963
Flowserve Corp.	8	371
Fortive Corp.	28	1,774
Graco, Inc.	1	109
IDEX Corp.	6	678
Illinois Tool Works, Inc.	34	4,871
Lincoln Electric Holdings, Inc.	4	368
Nordson Corp.	7	849
PACCAR, Inc.	15	991
Parker-Hannifin Corp.	11	1,758
Stanley Black & Decker, Inc.	14	1,970
WABCO Holdings, Inc.*	8	1,020
Wabtec Corp.	8	732
Xylem, Inc.	13	721

Total Machinery		24,781
Media – 0.6%
Discovery Communications, Inc. Class C*	57	1,437
Interpublic Group of Cos., Inc. (The)	41	1,009
Omnicom Group, Inc.	20	1,658

Total Media		4,104
Oil, Gas & Consumable Fuels – 2.9%
Exxon Mobil Corp.	260	20,990
Personal Products – 0.4%
Estee Lauder Cos., Inc. (The) Class A	33	3,167
Pharmaceuticals – 10.9%
Bristol-Myers Squibb Co.	137	7,634
Eli Lilly & Co.	52	4,279
Johnson & Johnson	273	36,115
Merck & Co., Inc.	210	13,459
Pfizer, Inc.	482	16,190

See Notes to Financial Statements.

102	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree U.S. Export and Multinational Fund (WEXP)

June 30, 2017

Investments	Shares	Value
Zoetis, Inc.	31	$1,934

Total Pharmaceuticals		79,611
Professional Services – 0.2%
ManpowerGroup, Inc.	16	1,786
Real Estate Management & Development – 0.3%
CBRE Group, Inc. Class A*	29	1,056
Jones Lang LaSalle, Inc.	7	875

Total Real Estate Management & Development		1,931
Road & Rail – 0.2%
Kansas City Southern	11	1,151
Semiconductors & Semiconductor Equipment – 6.0%
Analog Devices, Inc.	11	856
Applied Materials, Inc.	89	3,677
Intel Corp.	398	13,429
KLA-Tencor Corp.	15	1,373
Lam Research Corp.	14	1,980
Maxim Integrated Products, Inc.	18	808
Microchip Technology, Inc.	1	77
NVIDIA Corp.	26	3,759
ON Semiconductor Corp.*	18	253
QUALCOMM, Inc.	169	9,332
Skyworks Solutions, Inc.	16	1,535
Teradyne, Inc.	11	330
Texas Instruments, Inc.	68	5,231
Xilinx, Inc.	14	900

Total Semiconductors & Semiconductor Equipment		43,540
Software – 4.5%
Activision Blizzard, Inc.	20	1,151
Adobe Systems, Inc.*	8	1,132
ANSYS, Inc.*	3	365
Cadence Design Systems, Inc.*	8	268
Citrix Systems, Inc.*	5	398
Electronic Arts, Inc.*	15	1,586
Fortinet, Inc.*	1	37
Microsoft Corp.	240	16,543
Oracle Corp.	196	9,828
Red Hat, Inc.*	3	287
Synopsys, Inc.*	4	292
Take-Two Interactive Software, Inc.*	1	73
VMware, Inc. Class A*(a)	12	1,049

Total Software		33,009
Specialty Retail – 0.1%
Tiffany & Co.	12	1,126
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	145	20,883
Hewlett Packard Enterprise Co.	152	2,522
HP, Inc.	172	3,006
NCR Corp.*	5	204
NetApp, Inc.	2	80

Total Technology Hardware, Storage & Peripherals		26,695
Textiles, Apparel & Luxury Goods – 1.6%
Coach, Inc.	24	1,136
NIKE, Inc. Class B	160	9,440
PVH Corp.	13	1,489

Total Textiles, Apparel & Luxury Goods		12,065
Tobacco – 4.1%
Philip Morris International, Inc.	256	30,067
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $677,065)		728,525
Cash and Other Assets in Excess of Liabilities – 0.1%		1,056

NET ASSETS – 100.0%		$729,581
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at June 30, 2017 (See Note 2). At June 30, 2017, the total market value of the Fund’s securities on loan was $874 and the total market value of the collateral held by the Fund was $888. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $888.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	103

Schedule of Investments

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

June 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 98.5%
United States – 98.5%
21st Century Fox America, Inc. 5.40%, 10/1/43	$44,000	$50,755
ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	64,476
Abbott Laboratories 2.00%, 3/15/20	74,000	73,873
4.90%, 11/30/46	32,000	35,388
AbbVie, Inc. 4.45%, 5/14/46	31,000	32,128
American International Group, Inc. 3.30%, 3/1/21	35,000	36,039
4.80%, 7/10/45	27,000	28,929
Amgen, Inc. 5.15%, 11/15/41	61,000	68,237
Apple, Inc. 3.85%, 5/4/43	69,000	69,149
AT&T, Inc. 3.60%, 2/17/23	37,000	37,915
5.45%, 3/1/47	28,000	30,256
4.50%, 3/9/48	117,000	109,915
Bank of America Corp. 4.13%, 1/22/24	62,000	65,482
4.45%, 3/3/26	47,000	49,003
5.00%, 1/21/44	71,000	80,571
BB&T Corp. 5.25%, 11/1/19	45,000	48,125
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	73,000	94,068
Block Financial LLC 5.50%, 11/1/22	46,000	49,886
Celgene Corp. 2.88%, 8/15/20	74,000	75,727
Chevron Corp. 2.36%, 12/5/22	124,000	123,521
Citigroup, Inc. 2.05%, 12/7/18	91,000	91,167
5.50%, 9/13/25	134,000	149,260
Comcast Corp. 4.25%, 1/15/33	12,000	12,811
4.65%, 7/15/42	46,000	50,551
CVS Health Corp. 4.88%, 7/20/35	60,000	66,845
Dow Chemical Co. (The) 4.13%, 11/15/21	147,000	156,314
Duke Energy Corp. 2.65%, 9/1/26	38,000	36,162
Edison International 2.13%, 4/15/20	20,000	20,036
EI du Pont de Nemours & Co. 2.80%, 2/15/23	88,000	88,414
EMC Corp. 1.88%, 6/1/18	64,000	63,655
EPR Properties 5.75%, 8/15/22	33,000	36,492
FedEx Corp. 4.55%, 4/1/46	12,000	12,656
General Motors Co. 6.75%, 4/1/46	18,000	21,422
General Motors Financial Co., Inc. 4.35%, 1/17/27	42,000	42,598
Gilead Sciences, Inc. 4.15%, 3/1/47	31,000	31,223
Goldman Sachs Group, Inc. (The) 5.25%, 7/27/21	62,000	67,993
3.85%, 7/8/24	61,000	63,407
Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	51,000	65,034
Hewlett Packard Enterprise Co. 4.40%, 10/15/22	25,000	26,534
HSBC USA, Inc. 5.00%, 9/27/20	100,000	107,542
International Business Machines Corp. 4.00%, 6/20/42	44,000	44,047
JPMorgan Chase & Co. 5.63%, 8/16/43	51,000	61,497
Kraft Heinz Foods Co. 6.88%, 1/26/39	23,000	29,674
Kroger Co. (The) 2.30%, 1/15/19	24,000	24,106
Magellan Midstream Partners L.P. 5.15%, 10/15/43	9,000	9,806
Marriott International, Inc. 3.00%, 3/1/19	57,000	57,891
McDonald’s Corp. 3.50%, 3/1/27	24,000	24,445
McKesson Corp. 3.80%, 3/15/24	113,000	117,785
Microsoft Corp. 4.10%, 2/6/37	45,000	48,568
Morgan Stanley 4.88%, 11/1/22	148,000	160,880
MPLX L.P. 4.13%, 3/1/27	10,000	10,053
Mylan N.V. 3.95%, 6/15/26	20,000	20,302
Northrop Grumman Corp. 3.25%, 8/1/23	84,000	86,995
NVR, Inc. 3.95%, 9/15/22	18,000	18,866
Occidental Petroleum Corp. 4.10%, 2/1/21, Series 1	68,000	72,472
Oracle Corp. 4.30%, 7/8/34	71,000	77,174
Pacific Gas & Electric Co. 6.05%, 3/1/34	68,000	87,895
Pfizer, Inc. 2.10%, 5/15/19	124,000	125,149
Philip Morris International, Inc. 5.65%, 5/16/18	104,000	107,592
Santander Holdings USA, Inc. 2.65%, 4/17/20	81,000	80,847

See Notes to Financial Statements.

104	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

June 30, 2017

Investments	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	$40,000	$39,192
South Carolina Electric & Gas Co. 4.10%, 6/15/46	6,000	5,891
Southern Co. Gas Capital Corp. 4.40%, 5/30/47	32,000	32,773
Synchrony Financial 2.70%, 2/3/20	110,000	110,624
Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	86,000	86,810
Time Warner, Inc. 4.88%, 3/15/20	76,000	81,286
3.60%, 7/15/25	157,000	156,914
Tyson Foods, Inc. 2.65%, 8/15/19	36,000	36,472
3.95%, 8/15/24	89,000	93,271
United Technologies Corp. 4.50%, 6/1/42	35,000	38,307
Verizon Communications, Inc. 4.15%, 3/15/24	63,000	66,409
4.40%, 11/1/34	156,000	155,038
Viacom, Inc. 4.50%, 3/1/21	57,000	60,591
Wal-Mart Stores, Inc. 6.20%, 4/15/38	61,000	83,548
Wells Fargo & Co. 3.45%, 2/13/23, Series M	27,000	27,665
4.30%, 7/22/27	45,000	47,192
Xylem, Inc. 4.38%, 11/1/46	38,000	39,492
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/25	49,000	49,575

TOTAL CORPORATE BONDS (Cost: $4,923,203)		4,910,653
U.S. GOVERNMENT OBLIGATIONS – 0.2%
U.S. Treasury Note – 0.2%
U.S. Treasury Note 2.25%, 2/15/27
(Cost: $9,864)	10,000	9,955
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $4,933,067)		4,920,608
Cash and Other Assets in Excess of Liabilities – 1.3%		67,036

NET ASSETS – 100.0%		$4,987,644

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	105

Schedule of Investments

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

June 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 97.7%
United States – 97.7%
ADT Corp. (The) 4.13%, 6/15/23	$124,000	$123,225
AECOM 5.75%, 10/15/22	63,000	66,229
AMC Entertainment Holdings, Inc. 5.88%, 11/15/26(a)	75,000	78,469
American Axle & Manufacturing, Inc. 6.25%, 4/1/25(a)	50,000	48,875
Ashland LLC 4.75%, 8/15/22	89,000	93,450
Berry Plastics Corp. 5.13%, 7/15/23	100,000	104,500
Cablevision Systems Corp. 7.75%, 4/15/18	138,000	143,520
CCO Holdings LLC 5.13%, 5/1/27(a)	125,000	128,125
CF Industries, Inc. 3.45%, 6/1/23	75,000	71,062
Chesapeake Energy Corp. 8.00%, 12/15/22(a)	75,000	79,594
CommScope Technologies LLC 6.00%, 6/15/25(a)	65,000	69,712
Community Health Systems, Inc. 7.13%, 7/15/20	78,000	76,245
6.25%, 3/31/23	50,000	51,805
Crestwood Midstream Partners L.P. 5.75%, 4/1/25(a)	75,000	75,000
DaVita, Inc. 5.75%, 8/15/22	125,000	128,594
DISH DBS Corp. 5.00%, 3/15/23	76,000	78,090
DPL, Inc. 7.25%, 10/15/21	100,000	107,500
Dynegy, Inc. 7.63%, 11/1/24	75,000	73,125
Endo Finance LLC 5.38%, 1/15/23(a)	75,000	63,000
Envision Healthcare Corp. 5.63%, 7/15/22	50,000	51,875
ESH Hospitality, Inc. 5.25%, 5/1/25(a)	50,000	51,938
First Data Corp. 7.00%, 12/1/23(a)	146,000	156,220
Freeport-McMoRan, Inc. 5.40%, 11/14/34	100,000	90,250
Gray Television, Inc. 5.88%, 7/15/26(a)	75,000	76,687
HCA, Inc. 4.75%, 5/1/23	147,000	155,820
HealthSouth Corp. 5.75%, 11/1/24	50,000	51,563
HRG Group, Inc. 7.75%, 1/15/22	96,000	101,280
Kindred Healthcare, Inc. 8.75%, 1/15/23	76,000	80,180
KLX, Inc. 5.88%, 12/1/22(a)	72,000	75,870
L Brands, Inc. 6.88%, 11/1/35	75,000	72,750
Level 3 Financing, Inc. 5.38%, 5/1/25	50,000	52,750
Micron Technology, Inc. 5.25%, 8/1/23(a)	98,000	102,263
Navient Corp. 6.13%, 3/25/24	122,000	126,270
Nexstar Broadcasting, Inc. 5.63%, 8/1/24(a)	100,000	101,500
Nielsen Finance LLC 5.00%, 4/15/22(a)	120,000	124,800
NuStar Logistics L.P. 5.63%, 4/28/27	50,000	52,625
OneMain Financial Holdings LLC 7.25%, 12/15/21(a)	50,000	52,912
PBF Holding Co. LLC 7.00%, 11/15/23	75,000	74,250
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	83,000	86,112
Post Holdings, Inc. 5.75%, 3/1/27(a)	100,000	103,250
Prime Security Services Borrower LLC 9.25%, 5/15/23(a)	100,000	108,916
PulteGroup, Inc. 5.00%, 1/15/27	75,000	77,250
Regal Entertainment Group 5.75%, 3/15/22	105,000	109,987
Rite Aid Corp. 6.75%, 6/15/21	75,000	77,400
Scientific Games International, Inc. 10.00%, 12/1/22	106,000	116,600
Sirius XM Radio, Inc. 5.38%, 7/15/26(a)	50,000	51,875
Six Flags Entertainment Corp. 4.88%, 7/31/24(a)	45,000	45,388
Springleaf Finance Corp. 7.75%, 10/1/21	60,000	67,350
T-Mobile USA, Inc. 6.00%, 3/1/23	89,000	94,423
Tesoro Logistics L.P. 5.25%, 1/15/25	50,000	52,688
TransDigm, Inc. 6.38%, 6/15/26	75,000	76,312
TreeHouse Foods, Inc. 6.00%, 2/15/24(a)	69,000	73,830
Tronox Finance LLC 7.50%, 3/15/22(a)	50,000	51,750
United Rentals North America, Inc. 5.88%, 9/15/26	50,000	53,437
Uniti Group, Inc. 8.25%, 10/15/23	75,000	77,625

See Notes to Financial Statements.

106	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

June 30, 2017

Investments	Principal Amount	Value
Valeant Pharmaceuticals International 6.38%, 10/15/20(a)	$100,000	$97,375
Western Digital Corp. 10.50%, 4/1/24	120,000	141,862
Windstream Services LLC 7.75%, 10/1/21	110,000	103,950
Wynn Las Vegas LLC 4.25%, 5/30/23(a)	75,000	75,844
Zayo Group LLC 5.75%, 1/15/27(a)	50,000	52,438
TOTAL INVESTMENTS IN SECURITIES – 97.7% (Cost: $4,921,266)		5,107,585
Cash and Other Assets in Excess of Liabilities – 2.3%		121,395

NET ASSETS – 100.0%		$5,228,980
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	107

Schedule of Investments

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

June 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 98.7%
United States – 98.7%
Abbott Laboratories 2.00%, 3/15/20	$60,000	$59,897
2.90%, 11/30/21	30,000	30,366
AbbVie, Inc. 2.85%, 5/14/23	37,000	36,967
Altria Group, Inc. 9.25%, 8/6/19	83,000	95,309
American Honda Finance Corp. 2.45%, 9/24/20	49,000	49,687
American International Group, Inc. 3.38%, 8/15/20	48,000	49,707
3.30%, 3/1/21	86,000	88,554
Amgen, Inc. 3.88%, 11/15/21	47,000	49,587
Apple, Inc. 2.25%, 2/23/21	63,000	63,450
AT&T, Inc. 2.30%, 3/11/19	59,000	59,374
3.00%, 2/15/22	101,000	101,558
Bank of America Corp. 7.63%, 6/1/19	115,000	126,864
5.70%, 1/24/22	53,000	59,949
Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	114,000	113,019
Baxter International, Inc. 1.70%, 8/15/21	22,000	21,491
BB&T Corp. 5.25%, 11/1/19	46,000	49,194
Capital One Financial Corp. 4.75%, 7/15/21	49,000	52,916
Celgene Corp. 2.30%, 8/15/18	73,000	73,439
Chevron Corp. 1.96%, 3/3/20	71,000	71,242
Cisco Systems, Inc. 2.13%, 3/1/19	62,000	62,518
Citigroup, Inc. 1.75%, 5/1/18	107,000	106,974
2.05%, 12/7/18	61,000	61,112
2.65%, 10/26/20	72,000	72,746
Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	73,899
Constellation Brands, Inc. 3.75%, 5/1/21	33,000	34,425
CVS Health Corp. 2.80%, 7/20/20	120,000	122,258
Dow Chemical Co. (The) 4.25%, 11/15/20	79,000	83,945
Edison International 2.13%, 4/15/20	11,000	11,020
EI du Pont de Nemours & Co. 6.00%, 7/15/18	94,000	98,207
EMC Corp. 1.88%, 6/1/18	86,000	85,537
Exxon Mobil Corp. 1.82%, 3/15/19	62,000	62,259
Fidelity National Information Services, Inc. 3.63%, 10/15/20	69,000	72,335
General Mills, Inc. 5.65%, 2/15/19	67,000	70,988
General Motors Financial Co., Inc. 3.45%, 1/14/22	64,000	65,085
3.45%, 4/10/22	44,000	44,769
Gilead Sciences, Inc. 4.40%, 12/1/21	35,000	37,780
Goldman Sachs Group, Inc. (The) 5.25%, 7/27/21	108,000	118,439
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	25,000	27,184
Hewlett Packard Enterprise Co. 3.60%, 10/15/20	46,000	47,466
HP, Inc. 4.30%, 6/1/21	36,000	38,296
HSBC USA, Inc. 2.35%, 3/5/20	100,000	100,626
JPMorgan Chase & Co. 1.70%, 3/1/18, Series H	93,000	93,040
2.75%, 6/23/20	69,000	70,182
4.40%, 7/22/20	71,000	75,642
Kraft Heinz Foods Co. 6.13%, 8/23/18	81,000	84,876
Lockheed Martin Corp. 2.50%, 11/23/20	155,000	157,252
McDonald’s Corp. 5.35%, 3/1/18	47,000	48,172
McKesson Corp. 2.28%, 3/15/19	115,000	115,707
Medco Health Solutions, Inc. 7.13%, 3/15/18	49,000	50,819
Morgan Stanley 2.38%, 7/23/19	52,000	52,386
5.50%, 7/28/21	73,000	81,021
NextEra Energy Capital Holdings, Inc. 1.65%, 9/1/18	150,000	149,589
NVIDIA Corp. 2.20%, 9/16/21	15,000	14,848
Reynolds American, Inc. 2.30%, 6/12/18	98,000	98,449
Santander Holdings USA, Inc. 2.70%, 5/24/19	39,000	39,305
Southern Co. (The) 2.35%, 7/1/21	26,000	25,835
Stryker Corp. 1.30%, 4/1/18	144,000	143,714
SunTrust Banks, Inc. 2.35%, 11/1/18	98,000	98,615
Synchrony Financial 2.70%, 2/3/20	95,000	95,539
Tech Data Corp. 3.70%, 2/15/22	30,000	30,644

See Notes to Financial Statements.

108	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

June 30, 2017

Investments	Principal Amount	Value
Thermo Fisher Scientific, Inc. 3.30%, 2/15/22	$39,000	$40,341
Time Warner, Inc. 4.88%, 3/15/20	46,000	49,199
Toyota Motor Credit Corp. 2.10%, 1/17/19	39,000	39,248
United Parcel Service, Inc. 3.13%, 1/15/21	95,000	98,704
UnitedHealth Group, Inc. 1.90%, 7/16/18	79,000	79,303
Verizon Communications, Inc. 4.50%, 9/15/20	135,000	144,320
Viacom, Inc. 4.50%, 3/1/21	45,000	47,835
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	97,000	98,578
Wells Fargo & Co. 4.60%, 4/1/21	52,000	56,082
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $4,936,898)		4,929,683
Cash and Other Assets in Excess of Liabilities – 1.3%		64,574

NET ASSETS – 100.0%		$4,994,257

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	109

Schedule of Investments

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

June 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 93.6%
United States – 93.6%
AES Corp. 7.38%, 7/1/21	$50,000	$57,500
4.88%, 5/15/23	50,000	51,188
American Axle & Manufacturing, Inc. 6.25%, 3/15/21	50,000	51,500
Ball Corp. 5.00%, 3/15/22	50,000	53,563
Cablevision Systems Corp. 8.63%, 9/15/17	18,000	18,248
8.00%, 4/15/20	69,000	77,021
Calpine Corp. 6.00%, 1/15/22(a)	50,000	51,875
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21	75,000	65,250
Centene Corp. 5.63%, 2/15/21	143,000	149,435
Cenveo Corp. 6.00%, 8/1/19(a)	59,000	50,150
Cequel Communications Holdings I LLC 5.13%, 12/15/21(a)	50,000	51,125
Chesapeake Energy Corp. 4.88%, 4/15/22	50,000	46,750
Churchill Downs, Inc. 5.38%, 12/15/21	50,000	52,125
Clean Harbors, Inc. 5.13%, 6/1/21	50,000	51,188
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series B	23,000	22,971
CNH Industrial Capital LLC 3.38%, 7/15/19	153,000	155,869
Community Health Systems, Inc. 8.00%, 11/15/19	65,000	65,569
7.13%, 7/15/20	77,000	75,267
CSC Holdings LLC 8.63%, 2/15/19	50,000	54,921
DISH DBS Corp. 7.88%, 9/1/19	77,000	85,085
5.13%, 5/1/20	100,000	104,625
DPL, Inc. 7.25%, 10/15/21	50,000	53,750
Dynegy, Inc. 6.75%, 11/1/19	50,000	51,813
Fresenius Medical Care U.S. Finance II, Inc. 4.75%, 10/15/24(a)	50,000	52,750
Frontier Communications Corp. 8.50%, 4/15/20	24,000	25,290
Gap, Inc. (The) 5.95%, 4/12/21	50,000	54,244
GLP Capital L.P. 4.38%, 11/1/18	139,000	142,822
HCA, Inc. 8.00%, 10/1/18	134,000	144,083
5.88%, 3/15/22	50,000	55,562
HRG Group, Inc. 7.88%, 7/15/19	140,000	143,535
Hughes Satellite Systems Corp. 6.63%, 8/1/26	50,000	53,875
Huntsman International LLC 4.88%, 11/15/20	92,000	97,290
Iron Mountain, Inc. 6.00%, 10/1/20(a)	43,000	44,613
KCG Holdings, Inc. 6.88%, 3/15/20(a)	100,000	103,562
Kindred Healthcare, Inc. 8.00%, 1/15/20	50,000	52,750
MGM Resorts International 8.63%, 2/1/19	69,000	76,245
6.75%, 10/1/20	112,000	124,365
Michaels Stores, Inc. 5.88%, 12/15/20(a)	122,000	125,050
Nationstar Mortgage LLC 6.50%, 8/1/18	154,000	154,481
Navient Corp. 4.88%, 6/17/19	47,000	48,998
8.00%, 3/25/20	145,000	162,400
Nielsen Finance LLC 4.50%, 10/1/20	83,000	84,476
5.00%, 4/15/22(a)	50,000	52,000
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	73,000	76,924
Pride International LLC 6.88%, 8/15/20	100,000	103,000
PulteGroup, Inc. 4.25%, 3/1/21	50,000	52,250
Rite Aid Corp. 6.13%, 4/1/23(a)	50,000	49,281
RR Donnelley & Sons Co. 7.88%, 3/15/21	75,000	81,562
Scientific Games International, Inc. 7.00%, 1/1/22(a)	100,000	106,750
Select Medical Corp. 6.38%, 6/1/21	50,000	51,625
Springleaf Finance Corp. 5.25%, 12/15/19	96,000	100,090
Steel Dynamics, Inc. 5.13%, 10/1/21	50,000	51,474
SUPERVALU, Inc. 6.75%, 6/1/21	50,000	49,250
T-Mobile USA, Inc. 6.00%, 4/15/24	100,000	107,250
TEGNA, Inc. 4.88%, 9/15/21(a)	50,000	51,500
TransDigm, Inc. 5.50%, 10/15/20	148,000	151,145
TreeHouse Foods, Inc. 4.88%, 3/15/22	50,000	51,875
Tronox Finance LLC 6.38%, 8/15/20	50,000	50,250

See Notes to Financial Statements.

110	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

June 30, 2017

Investments	Principal Amount	Value
United States Steel Corp. 8.38%, 7/1/21(a)	$50,000	$55,125
Valeant Pharmaceuticals International 6.38%, 10/15/20(a)	125,000	121,719
6.75%, 8/15/21(a)	50,000	47,750
WellCare Health Plans, Inc. 5.25%, 4/1/25	50,000	52,500
Windstream Services LLC 7.75%, 10/15/20	100,000	101,250
TOTAL INVESTMENTS IN SECURITIES – 93.6% (Cost: $4,732,150)		4,807,749
Cash and Other Assets in Excess of Liabilities – 6.4%		331,146

NET ASSETS – 100.0%		$5,138,895
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	111

Schedule of Investments

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.1%
United States – 99.1%
Aerospace & Defense – 2.7%
Boeing Co. (The)	161	$31,838
Lockheed Martin Corp.	388	107,712

Total Aerospace & Defense		139,550
Air Freight & Logistics – 2.4%
Expeditors International of Washington, Inc.	1,265	71,447
United Parcel Service, Inc. Class B	492	54,410

Total Air Freight & Logistics		125,857
Airlines – 0.6%
Delta Air Lines, Inc.	567	30,471
Auto Components – 0.8%
Lear Corp.	283	40,209
Automobiles – 0.7%
Harley-Davidson, Inc.	624	33,708
Biotechnology – 1.1%
Amgen, Inc.	162	27,901
Gilead Sciences, Inc.	396	28,029

Total Biotechnology		55,930
Communications Equipment – 3.4%
Arista Networks, Inc.*	323	48,382
Harris Corp.	405	44,177
InterDigital, Inc.	429	33,162
Ubiquiti Networks, Inc.*(a)	917	47,657

Total Communications Equipment		173,378
Consumer Finance – 1.5%
Navient Corp.	3,109	51,765
Santander Consumer USA Holdings, Inc.*	1,875	23,925

Total Consumer Finance		75,690
Containers & Packaging – 2.1%
Crown Holdings, Inc.*	837	49,935
Graphic Packaging Holding Co.	4,215	58,083

Total Containers & Packaging		108,018
Diversified Consumer Services – 2.3%
H&R Block, Inc.	3,821	118,107
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	1,699	64,103
CenturyLink, Inc.(a)	883	21,086
Verizon Communications, Inc.	841	37,559

Total Diversified Telecommunication Services		122,748
Electric Utilities – 1.6%
PPL Corp.	2,183	84,395
Electronic Equipment, Instruments & Components – 1.8%
Corning, Inc.	1,686	50,664
Universal Display Corp.	395	43,154

Total Electronic Equipment, Instruments & Components		93,818
Equity Real Estate Investment Trusts (REITs) – 8.8%
Camden Property Trust	1,063	90,897
Equity Residential	1,625	106,974
Highwoods Properties, Inc.	1,031	52,282
Lamar Advertising Co. Class A	731	53,780
LaSalle Hotel Properties	1,135	33,823
Rayonier, Inc.	2,169	62,402
Weingarten Realty Investors	1,694	50,989

Total Equity Real Estate Investment Trusts (REITs)		451,147
Food Products – 3.8%
Hershey Co. (The)	1,080	115,960
Hormel Foods Corp.	1,389	47,379
Sanderson Farms, Inc.	293	33,885

Total Food Products		197,224
Health Care Providers & Services – 10.0%
DaVita, Inc.*	533	34,517
HCA Healthcare, Inc.*	1,339	116,761
HealthSouth Corp.	2,669	129,179
Laboratory Corp. of America Holdings*	250	38,535
MEDNAX, Inc.*	1,292	77,998
Patterson Cos., Inc.	808	37,936
Quest Diagnostics, Inc.	385	42,796
Universal Health Services, Inc. Class B	283	34,549

Total Health Care Providers & Services		512,271
Hotels, Restaurants & Leisure – 3.0%
Cracker Barrel Old Country Store, Inc.(a)	617	103,193
Wyndham Worldwide Corp.	508	51,009

Total Hotels, Restaurants & Leisure		154,202
Household Durables – 1.7%
Leggett & Platt, Inc.	1,014	53,265
Tupperware Brands Corp.	509	35,747

Total Household Durables		89,012
Household Products – 2.9%
Clorox Co. (The)	616	82,076
Colgate-Palmolive Co.	497	36,842
Kimberly-Clark Corp.	244	31,503

Total Household Products		150,421
Independent Power & Renewable Electricity Producers – 1.0%
NRG Yield, Inc. Class C	2,869	50,494
Industrial Conglomerates – 1.2%
3M Co.	298	62,041
Insurance – 6.4%
Aflac, Inc.	740	57,483
American Financial Group, Inc.	848	84,266
AmTrust Financial Services, Inc.(a)	1,291	19,546
Assurant, Inc.	729	75,590
CNO Financial Group, Inc.	1,827	38,148
Primerica, Inc.	363	27,497
Prudential Financial, Inc.	256	27,684

Total Insurance		330,214
Internet Software & Services – 4.3%
Alphabet, Inc. Class A*	64	59,500

See Notes to Financial Statements.

112	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

June 30, 2017

Investments	Shares	Value
eBay, Inc.*	1,087	$37,958
Facebook, Inc. Class A*	528	79,717
Match Group, Inc.*	2,471	42,946

Total Internet Software & Services		220,121
IT Services – 1.7%
Paychex, Inc.	877	49,936
Teradata Corp.*	1,322	38,986

Total IT Services		88,922
Life Sciences Tools & Services – 1.0%
PAREXEL International Corp.*	588	51,103
Media – 1.5%
Omnicom Group, Inc.	608	50,403
Sinclair Broadcast Group, Inc. Class A	757	24,905

Total Media		75,308
Multiline Retail – 1.1%
Nordstrom, Inc.(a)	1,146	54,813
Oil, Gas & Consumable Fuels – 3.4%
Marathon Petroleum Corp.	717	37,521
ONEOK, Inc.	197	10,275
PBF Energy, Inc. Class A(a)	1,666	37,085
Valero Energy Corp.	999	67,393
Williams Cos., Inc. (The)	762	23,073

Total Oil, Gas & Consumable Fuels		175,347
Personal Products – 0.6%
Nu Skin Enterprises, Inc. Class A	520	32,677
Pharmaceuticals – 0.5%
Akorn, Inc.*	733	24,585
Professional Services – 0.5%
Robert Half International, Inc.	530	25,403
Semiconductors & Semiconductor Equipment – 7.9%
Advanced Energy Industries, Inc.*	595	38,491
Applied Materials, Inc.	962	39,740
Cirrus Logic, Inc.*	2,553	160,124
KLA-Tencor Corp.	395	36,146
Maxim Integrated Products, Inc.	959	43,059
NVIDIA Corp.	360	52,042
Texas Instruments, Inc.	506	38,927

Total Semiconductors & Semiconductor Equipment		408,529
Software – 5.6%
Adobe Systems, Inc.*	377	53,323
Citrix Systems, Inc.*	497	39,551
Intuit, Inc.	389	51,663
Manhattan Associates, Inc.*	805	38,688
Paycom Software, Inc.*	751	51,376
Symantec Corp.	1,919	54,212

Total Software		288,813
Specialty Retail – 3.5%
Home Depot, Inc. (The)	353	54,150
Murphy USA, Inc.*	1,373	101,753
Office Depot, Inc.	4,099	23,119

Total Specialty Retail		179,022
Textiles, Apparel & Luxury Goods – 1.9%
Hanesbrands, Inc.	4,197	97,203
Thrifts & Mortgage Finance – 0.4%
MGIC Investment Corp.*	2,003	22,434
Tobacco – 0.6%
Philip Morris International, Inc.	280	32,886
Trading Companies & Distributors – 2.4%
Fastenal Co.	819	35,651
GATX Corp.	437	28,086
Watsco, Inc.	381	58,750

Total Trading Companies & Distributors		122,487
TOTAL COMMON STOCKS (Cost: $4,880,210)		5,098,558
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%
United States – 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $226,270)(c)	226,270	226,270
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $5,106,480)		5,324,828
Liabilities in Excess of Cash and Other Assets – (3.5)%		(181,229)

NET ASSETS – 100.0%		$5,143,599
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $254,918 and the total market value of the collateral held by the Fund was $261,089. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $34,819.

FINANCIAL DERIVATIVE INSTRUMENTS
TOTAL RETURN SWAPS – SHORT EXPOSURE TO REFERENCE ENTITY
Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Appreciation/ (Depreciation)
BAML	11/2/17	$1,406,064	1M LIBOR+ 0.10%	S&P 500 Index	$8,437
BAML	4/3/18	56,430	1M LIBOR+ 0.29%	S&P 500 Index	346
BAML	5/2/18	479,661	1M LIBOR+ 0.18%	S&P 500 Index	2,906
BAML	6/4/18	611,302	1M LIBOR+ 0.30%	S&P 500 Index	3,727
MSCO	11/2/17	1,453,090	1M LIBOR+ 0.10%	S&P 500 Index	8,719
MSCO	5/2/18	489,066	1M LIBOR+ 0.26%	S&P 500 Index	2,991
MSCO	6/4/18	611,302	1M LIBOR+ 0.20%	S&P 500 Index	3,638
					$30,764
1M LIBOR – 1-Month London Interbank Offered Rate BAML – Bank of America Merrill Lynch MSCO – Morgan Stanley & Co.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	113

Schedule of Investments

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

June 30, 2017

Investments	Shares	Value
COMMON STOCKS – 99.5%
United States – 99.5%
Aerospace & Defense – 2.8%
Boeing Co. (The)	1,864	$368,606
Lockheed Martin Corp.	3,920	1,088,231

Total Aerospace & Defense		1,456,837
Air Freight & Logistics – 2.5%
Expeditors International of Washington, Inc.	12,537	708,090
United Parcel Service, Inc. Class B	5,524	610,899

Total Air Freight & Logistics		1,318,989
Airlines – 0.6%
Delta Air Lines, Inc.	5,642	303,201
Auto Components – 0.8%
Lear Corp.	2,844	404,076
Automobiles – 0.7%
Harley-Davidson, Inc.	7,372	398,235
Biotechnology – 1.2%
Amgen, Inc.	1,715	295,374
Gilead Sciences, Inc.	4,937	349,441

Total Biotechnology		644,815
Communications Equipment – 3.4%
Arista Networks, Inc.*	3,274	490,412
Harris Corp.	4,240	462,499
InterDigital, Inc.	4,442	343,367
Ubiquiti Networks, Inc.*(a)	9,646	501,303

Total Communications Equipment		1,797,581
Consumer Finance – 1.5%
Navient Corp.	31,598	526,107
Santander Consumer USA Holdings, Inc.*	19,716	251,576

Total Consumer Finance		777,683
Containers & Packaging – 2.1%
Crown Holdings, Inc.*	8,689	518,386
Graphic Packaging Holding Co.	43,565	600,325

Total Containers & Packaging		1,118,711
Diversified Consumer Services – 2.3%
H&R Block, Inc.	38,844	1,200,668
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	16,859	636,090
CenturyLink, Inc.(a)	8,117	193,834
Verizon Communications, Inc.	9,637	430,388

Total Diversified Telecommunication Services		1,260,312
Electric Utilities – 1.7%
PPL Corp.	22,647	875,533
Electronic Equipment, Instruments & Components – 1.8%
Corning, Inc.	16,686	501,414
Universal Display Corp.	3,980	434,815

Total Electronic Equipment, Instruments & Components		936,229
Equity Real Estate Investment Trusts (REITs) – 8.8%
Camden Property Trust	10,805	923,936
Equity Residential	17,134	1,127,931
Highwoods Properties, Inc.	10,284	521,502
Lamar Advertising Co. Class A	7,320	538,532
LaSalle Hotel Properties	11,474	341,925
Rayonier, Inc.	21,902	630,121
Weingarten Realty Investors	18,535	557,903

Total Equity Real Estate Investment Trusts (REITs)		4,641,850
Food Products – 3.8%
Hershey Co. (The)	11,007	1,181,822
Hormel Foods Corp.	14,310	488,114
Sanderson Farms, Inc.	2,905	335,963

Total Food Products		2,005,899
Health Care Providers & Services – 9.9%
DaVita, Inc.*	5,250	339,990
HCA Healthcare, Inc.*	13,429	1,171,009
HealthSouth Corp.	27,387	1,325,531
Laboratory Corp. of America Holdings*	2,489	383,655
MEDNAX, Inc.*	13,993	844,757
Patterson Cos., Inc.	8,054	378,135
Quest Diagnostics, Inc.	3,902	433,746
Universal Health Services, Inc. Class B	2,860	349,149

Total Health Care Providers & Services		5,225,972
Hotels, Restaurants & Leisure – 2.9%
Cracker Barrel Old Country Store, Inc.(a)	6,300	1,053,675
Wyndham Worldwide Corp.	4,897	491,708

Total Hotels, Restaurants & Leisure		1,545,383
Household Durables – 1.7%
Leggett & Platt, Inc.	9,788	514,164
Tupperware Brands Corp.	5,217	366,390

Total Household Durables		880,554
Household Products – 3.0%
Clorox Co. (The)	6,228	829,819
Colgate-Palmolive Co.	5,467	405,269
Kimberly-Clark Corp.	2,613	337,364

Total Household Products		1,572,452
Independent Power & Renewable Electricity Producers – 1.0%
NRG Yield, Inc. Class C	28,842	507,619
Industrial Conglomerates – 1.1%
3M Co.	2,915	606,874
Insurance – 6.4%
Aflac, Inc.	7,571	588,115
American Financial Group, Inc.	8,370	831,727
AmTrust Financial Services, Inc.(a)	16,403	248,342
Assurant, Inc.	7,407	768,032
CNO Financial Group, Inc.	18,880	394,214
Primerica, Inc.	3,737	283,078
Prudential Financial, Inc.	2,708	292,843

Total Insurance		3,406,351
Internet Software & Services – 4.4%
Alphabet, Inc. Class A*	650	604,292

See Notes to Financial Statements.

114	WisdomTree Trust Annual Report June 30, 2017

Schedule of Investments (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

June 30, 2017

Investments	Shares	Value
eBay, Inc.*	11,418	$398,716
Facebook, Inc. Class A*	5,659	854,396
Match Group, Inc.*	25,465	442,582

Total Internet Software & Services		2,299,986
IT Services – 1.8%
Paychex, Inc.	9,410	535,806
Teradata Corp.*	13,937	411,002

Total IT Services		946,808
Life Sciences Tools & Services – 1.0%
PAREXEL International Corp.*	6,102	530,325
Media – 1.4%
Omnicom Group, Inc.	5,954	493,586
Sinclair Broadcast Group, Inc. Class A	7,523	247,507

Total Media		741,093
Multiline Retail – 1.1%
Nordstrom, Inc.(a)	12,615	603,375
Oil, Gas & Consumable Fuels – 3.4%
Marathon Petroleum Corp.	6,768	354,169
ONEOK, Inc.	2,985	155,698
PBF Energy, Inc. Class A(a)	16,365	364,285
Valero Energy Corp.	10,607	715,548
Williams Cos., Inc. (The)	6,975	211,203

Total Oil, Gas & Consumable Fuels		1,800,903
Personal Products – 0.6%
Nu Skin Enterprises, Inc. Class A	5,329	334,874
Pharmaceuticals – 0.5%
Akorn, Inc.*	7,250	243,165
Professional Services – 0.5%
Robert Half International, Inc.	5,358	256,809
Semiconductors & Semiconductor Equipment – 7.9%
Advanced Energy Industries, Inc.*	5,958	385,423
Applied Materials, Inc.	9,310	384,596
Cirrus Logic, Inc.*	26,149	1,640,065
KLA-Tencor Corp.	3,962	362,563
Maxim Integrated Products, Inc.	9,526	427,717
NVIDIA Corp.	3,716	537,185
Texas Instruments, Inc.	5,847	449,810

Total Semiconductors & Semiconductor Equipment		4,187,359
Software – 5.6%
Adobe Systems, Inc.*	3,914	553,596
Citrix Systems, Inc.*	5,204	414,135
Intuit, Inc.	3,912	519,553
Manhattan Associates, Inc.*	8,369	402,214
Paycom Software, Inc.*	7,600	519,916
Symantec Corp.	19,813	559,717

Total Software		2,969,131
Specialty Retail – 3.6%
Home Depot, Inc. (The)	4,000	613,600
Murphy USA, Inc.*	14,026	1,039,467
Office Depot, Inc.	41,963	236,671

Total Specialty Retail		1,889,738
Textiles, Apparel & Luxury Goods – 1.9%
Hanesbrands, Inc.	42,674	988,330
Thrifts & Mortgage Finance – 0.4%
MGIC Investment Corp.*	21,031	235,547
Tobacco – 0.6%
Philip Morris International, Inc.	2,906	341,310
Trading Companies & Distributors – 2.4%
Fastenal Co.	9,156	398,561
GATX Corp.	4,368	280,731
Watsco, Inc.	3,778	582,568

Total Trading Companies & Distributors		1,261,860
TOTAL COMMON STOCKS (Cost: $49,963,456)		52,516,437
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
United States – 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b)
(Cost: $2,399,393)(c)	2,399,393	2,399,393
TOTAL INVESTMENTS IN SECURITIES – 104.0% (Cost: $52,362,849)		54,915,830
Liabilities in Excess of Cash and Other Assets – (4.0)%		(2,118,540)

NET ASSETS – 100.0%		$52,797,290
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at June 30, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of June 30, 2017.

(c)

At June 30, 2017, the total market value of the Fund’s securities on loan was $2,592,027 and the total market value of the collateral held by the Fund was $2,653,228. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $253,835.

FINANCIAL DERIVATIVE INSTRUMENTS
TOTAL RETURN SWAPS - SHORT EXPOSURE TO REFERENCE ENTITY
Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Appreciation/ (Depreciation)
BAML	6/4/18	$11,605,328	1M LIBOR+ 0.30%	S&P 500 Index	$72,094
BAML	6/4/18	1,116,731	1M LIBOR+ 0.20%	S&P 500 Index	4,291
BAML	7/3/18	368,988	1M LIBOR+ 0.31%	S&P 500 Index	(603)
MSCO	6/4/18	11,605,328	1M LIBOR+ 0.20%	S&P 500 Index	70,207
MSCO	6/4/18	1,116,731	1M LIBOR+ 0.25%	S&P 500 Index	4,114
MSCO	7/3/18	368,987	1M LIBOR+ 0.20%	S&P 500 Index	(603)
					$149,500
1M LIBOR – 1-Month London Interbank Offered Rate BAML – Bank of America Merrill Lynch MSCO – Morgan Stanley & Co.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	115

Statements of Assets and Liabilities

WisdomTree Trust

June 30, 2017

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
ASSETS:

Investments, at cost	$1,258,823	$414,456,895	$—	$2,818,127	$2,489,271

Investment in affiliates, at cost (Note 3)	—	—	1,987,219	—	—

Foreign currency, at cost	895	118,783	205	520	1,641
Investments in securities, at value[1,2] (Note 2)	1,477,084	452,253,589	—	3,081,195	2,755,004

Investment in affiliates, at value (Note 3)	—	—	2,329,087	—	—

Cash	251	192,272	1,029	1,989	1,817

Foreign currency, at value	901	119,130	209	521	1,644

Unrealized appreciation on foreign currency contracts	3	1,333,365	3,570	9,822	38,836

Receivables:

Corporate action proceeds	—	—	—	2,026	—

Investment securities sold	2,144	—	7,938	—	—

Dividends and interest	771	1,179,492	—	4,186	4,444

Foreign tax reclaims	3,979	532,165	—	529	551
Total Assets	1,485,133	455,610,013	2,341,833	3,100,268	2,802,296
LIABILITIES:

Unrealized depreciation on foreign currency contracts	6,197	2,179,040	10,533	16,537	70

Payables:

Cash collateral for securities loaned (Note 2)	15,009	2,333,800	—	70,484	7,961

Investment securities purchased	—	—	—	—	36,342

Advisory fees (Note 3)	527	131,045	194	1,035	970

Service fees (Note 2)	5	1,647	8	11	10
Total Liabilities	21,738	4,645,532	10,735	88,067	45,353
NET ASSETS	$1,463,395	$450,964,481	$2,331,098	$3,012,201	$2,756,943
NET ASSETS:

Paid-in capital	$1,246,835	$422,388,233	$1,989,689	$2,778,986	$2,612,745

Undistributed (Distributions in excess of) net investment income	—	(889,776)	—	3,607	58,627

Accumulated net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	4,413	(7,516,043)	6,500	(26,801)	(218,899)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	212,147	36,982,067	334,909	256,409	304,470
NET ASSETS	$1,463,395	$450,964,481	$2,331,098	$3,012,201	$2,756,943
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	50,004	15,950,004	100,005	100,004	100,004
Net asset value per share	$29.27	$28.27	$23.31	$30.12	$27.57
[1] Includes market value of securities out on loan of:	$23,863	$4,009,909	—	$80,353	$7,586
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

116	WisdomTree Trust Annual Report June 30, 2017

Statements of Assets and Liabilities (continued)

WisdomTree Trust

June 30, 2017

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund
ASSETS:

Investments, at cost	$10,935,432	$2,669,568	$50,930,483	$1,086,750	$23,896,566

Investment in affiliates, at cost (Note 3)	—	—	—	18,738,923	—

Foreign currency, at cost	15,332	1,173	9,209	228	16,540
Investments in securities, at value[1,2] (Note 2)	11,840,646	2,803,765	51,010,133	1,086,750	28,883,711

Investment in affiliates, at value (Note 3)	—	—	—	24,468,302	—

Cash	1,125	1,698	74,262	34,963	5,001

Foreign currency, at value	15,317	1,175	9,315	232	16,566

Unrealized appreciation on foreign currency contracts	—	—	1	73,124	—

Receivables:

Investment securities sold	13,840	—	178,792	20,071	—

Dividends and interest	83,491	325	36,453	1,106	55,811

Foreign tax reclaims	—	1,541	864	—	4,595
Total Assets	11,954,419	2,808,504	51,309,820	25,684,548	28,965,684
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	20	125,011	8

Payables:

Cash collateral for securities loaned (Note 2)	65,112	27,023	121,995	1,086,750	1,394,805

Investment securities purchased	—	—	140,042	—	—

Advisory fees (Note 3)	3,143	723	5,543	—	9,782

Service fees (Note 2)	44	7	81	88	100

Foreign capital gains tax	707	—	—	—	—
Total Liabilities	69,006	27,753	267,681	1,211,849	1,404,695
NET ASSETS	$11,885,413	$2,780,751	$51,042,139	$24,472,699	$27,560,989
NET ASSETS:

Paid-in capital	$10,924,182	$2,736,571	$50,951,859	$19,365,380	$22,946,422

Undistributed (Distributions in excess of) net investment income	80,803	1,531	45,485	(3,844)	72,662

Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(24,092)	(91,571)	(35,069)	(566,333)	(445,538)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	904,520	134,220	79,864	5,677,496	4,987,443
NET ASSETS	$11,885,413	$2,780,751	$51,042,139	$24,472,699	$27,560,989
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,004	100,004	1,900,004	1,000,005	900,004
Net asset value per share	$29.71	$27.81	$26.86	$24.47	$30.62
[1] Includes market value of securities out on loan of:	$79,304	$38,825	$159,325	$1,060,530	$1,627,047
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	117

Statements of Assets and Liabilities (continued)

WisdomTree Trust

June 30, 2017

	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree U.S. Domestic Economy Fund	WisdomTree U.S. Export and Multinational Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
ASSETS:

Investments, at cost	$5,031,239	$2,087,127	$677,065	$4,933,067	$4,921,266

Foreign currency, at cost	4,639	—	—	—	—
Investments in securities, at value[1,2] (Note 2)	5,656,066	2,141,313	728,525	4,920,608	5,107,585

Cash	5,125	206	99	96,169	43,585

Foreign currency, at value	4,646	—	—	—	—

Receivables:

Investment securities sold	—	—	1,959	—	—

Dividends and interest	8,540	3,061	1,072	53,575	79,470
Total Assets	5,674,377	2,144,580	731,655	5,070,352	5,230,640
LIABILITIES:

Payables:

Cash collateral for securities loaned (Note 2)	93,741	9,621	—	—	—

Investment securities purchased	—	—	1,871	81,950	—

Advisory fees (Note 3)	2,612	581	200	740	1,641

Service fees (Note 2)	20	8	3	18	19
Total Liabilities	96,373	10,210	2,074	82,708	1,660
NET ASSETS	$5,578,004	$2,134,370	$729,581	$4,987,644	$5,228,980
NET ASSETS:

Paid-in capital	$4,657,530	$2,151,530	$732,126	$4,998,703	$4,998,967

Undistributed net investment income	66,012	4,446	458	7,417	3,432

Accumulated net realized gain (loss) on investments and foreign currency related transactions	229,657	(75,792)	(54,463)	(6,017)	40,262

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	624,805	54,186	51,460	(12,459)	186,319
NET ASSETS	$5,578,004	$2,134,370	$729,581	$4,987,644	$5,228,980
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,004	75,000	25,000	100,002	100,002
Net asset value per share	$27.89	$28.46	$29.18	$49.88	$52.29
[1] Includes market value of securities out on loan of:	$148,669	$14,750	$874	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

118	WisdomTree Trust Annual Report June 30, 2017

Statements of Assets and Liabilities (concluded)

WisdomTree Trust

June 30, 2017

	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
ASSETS:

Investments, at cost	$4,936,898	$4,732,150	$5,106,480	$52,362,849
Investments in securities, at value[1,2] (Note 2)	4,929,683	4,807,749	5,324,828	54,915,830

Cash	82,091	252,253	9,377	73,586

Unrealized appreciation on swap contracts	—	—	30,764	150,706

Receivables:

Capital shares sold	—	—	—	1,508,470

Dividends and interest	46,843	80,521	6,937	68,676
Total Assets	5,058,617	5,140,523	5,371,906	56,717,268
LIABILITIES:

Unrealized depreciation on swap contracts	—	—	—	1,206

Payables:

Cash collateral for securities loaned (Note 2)	—	—	226,270	2,399,393

Investment securities purchased	63,602	—	—	1,499,622

Advisory fees (Note 3)	740	1,609	2,019	19,578

Service fees (Note 2)	18	19	18	179
Total Liabilities	64,360	1,628	228,307	3,919,978
NET ASSETS	$4,994,257	$5,138,895	$5,143,599	$52,797,290
NET ASSETS:

Paid-in capital	$5,000,791	$4,999,958	$6,029,449	$50,325,088

Undistributed net investment income/(Accumulated net investment loss)	3,523	1,693	(449,873)	306,456

Accumulated net realized gain (loss) on investments and swap contracts	(2,842)	61,645	(685,089)	(536,735)

Net unrealized appreciation (depreciation) on investments and swap contracts	(7,215)	75,599	249,112	2,702,481
NET ASSETS	$4,994,257	$5,138,895	$5,143,599	$52,797,290
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,002	100,002	200,004	1,750,004
Net asset value per share	$49.94	$51.39	$25.72	$30.17
[1] Includes market value of securities out on loan of:	—	—	$254,918	$2,592,027
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	119

Statements of Operations

WisdomTree Trust

For the Year or Period Ended June 30, 2017

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
INVESTMENT INCOME:

Dividends[2]	$86,917	$13,216,643	$—	$67,385	$84,885

Dividends from affiliates (Note 3)	—	—	33,123	—	—

Securities lending income (Note 2)	993	157,412	—	1,478	333
Total investment income	87,910	13,374,055	33,123	68,863	85,218
EXPENSES:

Advisory fees (Note 3)	18,414	1,328,928	8,239	9,203	21,080

Service fees (Note 2)	169	14,618	62	84	193
Total expenses	18,583	1,343,546	8,301	9,287	21,273
Expense waivers (Note 3)	(1,918)	(166,116)	(6,818)	(959)	(2,196)
Net expenses	16,665	1,177,430	1,483	8,328	19,077
Net investment income	71,245	12,196,625	31,640	60,535	66,141
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	(12,503)	(2,742,483)	—	34,376	9,621

Investment transactions in affiliates (Note 3)	—	—	8,736	—	—

In-kind redemptions	519,338	7,085,987	—	89,964	574,024

Foreign currency contracts and foreign currency related transactions	177,932	2,594,601	(19,668)	39,280	(27,334)
Net realized gain (loss)	684,767	6,938,105	(10,932)	163,620	556,311
Net change in unrealized appreciation (depreciation) from:

Investment transactions	201,695	46,631,748	341,868	257,738	178,935

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(12,791)	(2,543,616)	(6,959)	(1,619)	226,767
Net change in unrealized appreciation (depreciation)	188,904	44,088,132	334,909	256,119	405,702
Net realized and unrealized gain on investments	873,671	51,026,237	323,977	419,739	962,013
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$944,916	$63,222,862	$355,617	$480,274	$1,028,154
[1] For the period November 3, 2016 (commencement of operations) through June 30, 2017.
[2] Net of foreign withholding tax of:	$14,297	$1,161,781	—	$7,957	$15,735
[3] Net of foreign capital gains tax withheld of:	—	—	—	$483	—

See Notes to Financial Statements.

120	WisdomTree Trust Annual Report June 30, 2017

Statements of Operations (continued)

WisdomTree Trust

For the Year or Period Ended June 30, 2017

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund[1]	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$234,682	$68,032	$64,468	$—	$845,280

Dividends from affiliates (Note 3)	—	—	—	721,188	—

Securities lending income (Note 2)	697	2,455	142	4,157	15,634
Total investment income	235,379	70,487	64,610	725,345	860,914
EXPENSES:

Advisory fees (Note 3)	20,319	17,513	9,228	104,930	115,890

Service fees (Note 2)	279	133	116	1,073	1,186
Total expenses	20,598	17,646	9,344	106,003	117,076
Expense waivers (Note 3)	—	(3,020)	(1,318)	(104,930)	—
Net expenses	20,598	14,626	8,026	1,073	117,076
Net investment income	214,781	55,861	56,584	724,272	743,838
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[3]	(11,872)	(32,136)	(30,130)	—	(257,651)

Investment transactions in affiliates (Note 3)	—	—	—	121,963	—

In-kind redemptions	—	217,711	—	—	4,913,914

In-kind redemptions in affiliates (Note 3)	—	—	—	3,328,321	—

Futures contracts	—	—	—	—	(15,303)

Foreign currency contracts and foreign currency related transactions	4,318	260	(1,538)	(104,853)	(4,722)
Net realized gain (loss)	(7,554)	185,835	(31,668)	3,345,431	4,636,238
Net change in unrealized appreciation (depreciation) from:

Investment transactions[4]	817,510	664,355	79,650	841,785	51,913

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6)	103	214	306,617	711
Net change in unrealized appreciation (depreciation)	817,504	664,458	79,864	1,148,402	52,624
Net realized and unrealized gain on investments	809,950	850,293	48,196	4,493,833	4,688,862
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,024,731	$906,154	$104,780	$5,218,105	$5,432,700
[1] For the period February 10, 2017 (commencement of operations) through June 30, 2017.
[2] Net of foreign withholding tax of:	$30,736	$15,020	$4,021	—	$54,382
[3] Net of foreign capital gains tax withheld of:	$127	—	—	—	—
[4] Net of foreign capital gain taxes of:	$(413)	—	—	—	—

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	121

Statements of Operations (continued)

WisdomTree Trust

For the Year Ended June 30, 2017

	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree U.S. Domestic Economy Fund	WisdomTree U.S. Export and Multinational Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
INVESTMENT INCOME:

Dividends[1]	$177,681	$29,952	$22,235	$—	$—

Interest	—	—	—	145,603	299,804

Securities lending income (Note 2)	1,452	175	191	—	—
Total investment income	179,133	30,127	22,426	145,603	299,804
EXPENSES:

Advisory fees (Note 3)	49,643	5,107	4,101	13,931	24,970

Service fees (Note 2)	377	68	55	219	229
Total expenses	50,020	5,175	4,156	14,150	25,199
Expense waivers (Note 3)	(40)	—	—	(4,976)	(5,202)
Net expenses	49,980	5,175	4,156	9,174	19,997
Net investment income	129,153	24,952	18,270	136,429	279,807
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	679,005	(48,808)	(23,625)	18,609	77,482

In-kind redemptions	113,520	205,754	201,273	—	—

Foreign currency contracts and foreign currency related transactions	6,630	—	—	—	—
Net realized gain	799,155	156,946	177,648	18,609	77,482
Net change in unrealized appreciation (depreciation) from:

Investment transactions	405,223	(7,456)	60,504	(81,673)	146,656

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(133)	—	—	—	—
Net change in unrealized appreciation (depreciation)	405,090	(7,456)	60,504	(81,673)	146,656
Net realized and unrealized gain (loss) on investments	1,204,245	149,490	238,152	(63,064)	224,138
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,333,398	$174,442	$256,422	$73,365	$503,945
[1] Net of foreign withholding tax of:	$33,165	—	—	—	—
[2] Net of foreign capital gains tax withheld of:	$3,680	—	—	—	—

See Notes to Financial Statements.

122	WisdomTree Trust Annual Report June 30, 2017

Statements of Operations (concluded)

WisdomTree Trust

For the Year Ended June 30, 2017

	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
INVESTMENT INCOME:

Dividends	$—	$—	$116,290	$717,778

Interest	88,234	262,368	—	—

Securities lending income (Note 2)	—	—	1,219	7,771
Total investment income	88,234	262,368	117,509	725,549
EXPENSES:

Advisory fees (Note 3)	13,985	24,690	26,100	158,162

Service fees (Note 2)	220	226	217	1,313
Total expenses	14,205	24,916	26,317	159,475
Expense waivers (Note 3)	(4,995)	(5,144)	(2,462)	(14,921)
Net expenses	9,210	19,772	23,855	144,554
Net investment income	79,024	242,596	93,654	580,995
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,024)	115,899	185,496	710,103

In-kind redemptions	—	—	1,101,782	1,843,207

Swap contracts	—	—	(982,033)	(1,032,263)
Net realized gain (loss)	(2,024)	115,899	305,245	1,521,047
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(26,151)	45,424	19,141	2,331,647

Swap contracts	—	—	14,292	149,500
Net change in unrealized appreciation (depreciation)	(26,151)	45,424	33,433	2,481,147
Net realized and unrealized gain (loss) on investments	(28,175)	161,323	338,678	4,002,194
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,849	$403,919	$432,332	$4,583,189

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	123

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged Europe Equity Fund		WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund
	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016	For the Period November 3, 2016* through June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$71,245	$125,569	$12,196,625	$3,091,939	$31,640

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	684,767	(17,370)	6,938,105	(4,117,982)	(10,932)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	188,904	23,243	44,088,132	(7,106,065)	334,909
Net increase (decrease) in net assets resulting from operations	944,916	131,442	63,222,862	(8,132,108)	355,617
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(70,704)	(113,002)	(11,473,730)	(2,752,751)	(14,208)

Capital gains	(22,778)	—	(5,225,655)	—	—

Return of capital	—	—	—	—	(1,288)
Total dividends and distributions	(93,482)	(113,002)	(16,699,385)	(2,752,751)	(15,496)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	4,636,202	186,577,247	254,690,394	1,990,877

Cost of shares redeemed	(4,042,781)	—	(25,941,878)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(4,042,781)	4,636,202	160,635,369	254,690,394	1,990,877
Net Increase (Decrease) in Net Assets	(3,191,347)	4,654,642	207,158,846	243,805,535	2,330,998
NET ASSETS:

Beginning of period	$4,654,742	$100	$243,805,635	$100	$100

End of period	$1,463,395	$4,654,742	$450,964,481	$243,805,635	$2,331,098
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$—	$32,869	$(889,776)	$502,119	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,004	4	10,050,004	4	5

Shares created	—	200,000	6,800,000	10,050,000	100,000

Shares redeemed	(150,000)	—	(900,000)	—	—
Shares outstanding, end of period	50,004	200,004	15,950,004	10,050,004	100,005
*	Commencement of operations.

See Notes to Financial Statements.

124	WisdomTree Trust Annual Report June 30, 2017

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Dynamic Currency Hedged Japan Equity Fund		WisdomTree Emerging Markets Dividend Fund
	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016	For the Year Ended June 30, 2017	For the Period April 7, 2016* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$60,535	$52,071	$66,141	$49,895	$214,781	$35,545

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	163,620	(104,059)	556,311	(158,511)	(7,554)	(9,347)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	256,119	290	405,702	(101,232)	817,504	87,016
Net increase (decrease) in net assets resulting from operations	480,274	(51,698)	1,028,154	(209,848)	1,024,731	113,214
DIVIDENDS:

Net investment income	(61,314)	(47,502)	(71,748)	(37,001)	(164,213)	(12,501)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,516,849	2,486,635	—	4,695,893	8,462,255	2,461,827

Cost of shares redeemed	(1,311,143)	—	(2,648,607)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	205,706	2,486,635	(2,648,607)	4,695,893	8,462,255	2,461,827
Net Increase (Decrease) in Net Assets	624,666	2,387,435	(1,692,201)	4,449,044	9,322,773	2,562,540
NET ASSETS:

Beginning of period	$2,387,535	$100	$4,449,144	$100	$2,562,640	$100

End of period	$3,012,201	$2,387,535	$2,756,943	$4,449,144	$11,885,413	$2,562,640
Undistributed net investment income included in net assets at end of period	$3,607	$7,692	$58,627	$11,043	$80,803	$21,255
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,004	4	200,004	4	100,004	4

Shares created	50,000	100,000	—	200,000	300,000	100,000

Shares redeemed	(50,000)	—	(100,000)	—	—	—
Shares outstanding, end of period	100,004	100,004	100,004	200,004	400,004	100,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	125

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Europe Domestic Economy Fund		WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund
	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016	For the Period February 10, 2017* through June 30, 2017	For the Year Ended June 30, 2017	For the Period November 19, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$55,861	$77,436	$56,584	$724,272	$493,560

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	185,835	(61,017)	(31,668)	3,345,431	(424,058)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	664,458	(530,238)	79,864	1,148,402	4,529,094
Net increase (decrease) in net assets resulting from operations	906,154	(513,819)	104,780	5,218,105	4,598,596
DIVIDENDS:

Net investment income	(59,154)	(73,190)	(14,500)	(692,894)	(459,192)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,406,449	3,715,311	50,951,759	2,183,287	33,057,923

Cost of shares redeemed	(2,601,100)	—	—	(17,437,362)	(1,995,864)
Net increase (decrease) in net assets resulting from capital share transactions	(1,194,651)	3,715,311	50,951,759	(15,254,075)	31,062,059
Net Increase (Decrease) in Net Assets	(347,651)	3,128,302	51,042,039	(10,728,864)	35,201,463
NET ASSETS:

Beginning of period	$3,128,402	$100	$100	$35,201,563	$100

End of period	$2,780,751	$3,128,402	$51,042,139	$24,472,699	$35,201,563
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,531	$4,571	$45,485	$(3,844)	$7,284
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	150,004	4	4	1,700,005	5

Shares created	50,000	150,000	1,900,000	100,000	1,800,000

Shares redeemed	(100,000)	—	—	(800,000)	(100,000)
Shares outstanding, end of period	100,004	150,004	1,900,004	1,000,005	1,700,005
*	Commencement of operations.

See Notes to Financial Statements.

126	WisdomTree Trust Annual Report June 30, 2017

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global SmallCap Dividend Fund		WisdomTree Strong Dollar Emerging Markets Equity Fund		WisdomTree U.S. Domestic Economy Fund
	For the Year Ended June 30, 2017	For the Period November 12, 2015* through June 30, 2016	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016	For the Year Ended June 30, 2017	For the Period July 21, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$743,838	$614,296	$129,153	$26,719	$24,952	$28,711

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	4,636,238	132,229	799,155	(105,242)	156,946	(57,250)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	52,624	4,934,819	405,090	219,715	(7,456)	61,642
Net increase in net assets resulting from operations	5,432,700	5,681,344	1,333,398	141,192	174,442	33,103
DIVIDENDS:

Net investment income	(809,961)	(511,968)	(136,065)	(2,068)	(26,923)	(24,832)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,918,433	34,057,555	2,451,358	7,016,355	2,828,489	2,499,007

Cost of shares redeemed	(24,696,254)	(2,510,960)	(5,226,266)	—	(2,130,956)	(1,218,060)
Net increase (decrease) in net assets resulting from capital share transactions	(13,777,821)	31,546,595	(2,774,908)	7,016,355	697,533	1,280,947
Net Increase (Decrease) in Net Assets	(9,155,082)	36,715,971	(1,577,575)	7,155,479	845,052	1,289,218
NET ASSETS:

Beginning of period	$36,716,071	$100	$7,155,579	$100	$1,289,318	$100

End of period	$27,560,989	$36,716,071	$5,578,004	$7,155,579	$2,134,370	$1,289,318
Undistributed net investment income included in net assets at end of period	$72,662	$107,044	$66,012	$22,320	$4,446	$3,879
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,400,004	4	300,004	4	50,000	4

Shares created	400,000	1,500,000	100,000	300,000	100,000	100,000

Shares redeemed	(900,000)	(100,000)	(200,000)	—	(75,000)	(50,004)
Shares outstanding, end of period	900,004	1,400,004	200,004	300,004	75,000	50,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	127

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Export and Multinational Fund		WisdomTree Fundamental U.S. Corporate Bond Fund		WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
	For the Year Ended June 30, 2017	For the Period July 21, 2015* through June 30, 2016	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,270	$23,660	$136,429	$22,230	$279,807	$47,338

Net realized gain (loss) on investments	177,648	(54,475)	18,609	(138)	77,482	—

Net change in unrealized appreciation (depreciation) on investments	60,504	(9,044)	(81,673)	69,214	146,656	39,663
Net increase (decrease) in net assets resulting from operations	256,422	(39,859)	73,365	91,306	503,945	87,001
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(19,918)	(21,554)	(130,242)	(21,000)	(278,712)	(45,001)

Capital gains	—	—	(24,488)	—	(37,220)	—
Total dividends and distributions	(19,918)	(21,554)	(154,730)	(21,000)	(315,932)	(45,001)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,418,799	2,502,016	—	4,998,603	—	4,998,867

Cost of shares redeemed	(2,137,207)	(1,229,218)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(718,408)	1,272,798	—	4,998,603	—	4,998,867
Net Increase (Decrease) in Net Assets	(481,904)	1,211,385	(81,365)	5,068,909	188,013	5,040,867
NET ASSETS:

Beginning of period	$1,211,485	$100	$5,069,009	$100	$5,040,967	$100

End of period	$729,581	$1,211,485	$4,987,644	$5,069,009	$5,228,980	$5,040,967
Undistributed net investment income included in net assets at end of period	$458	$2,106	$7,417	$1,230	$3,432	$2,337
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,000	4	100,002	2	100,002	2

Shares created	50,000	100,000	—	100,000	—	100,000

Shares redeemed	(75,000)	(50,004)	—	—	—	—
Shares outstanding, end of period	25,000	50,000	100,002	100,002	100,002	100,002
*	Commencement of operations.

See Notes to Financial Statements.

128	WisdomTree Trust Annual Report June 30, 2017

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund		WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund		WisdomTree Dynamic Bearish U.S. Equity Fund
	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$79,024	$12,001	$242,596	$50,503	$93,654	$31,540

Net realized gain (loss) on investments and swap contracts	(2,024)	(818)	115,899	—	305,245	(1,574,723)

Net change in unrealized appreciation (depreciation) on investments and swap contracts	(26,151)	18,936	45,424	30,175	33,433	215,679
Net increase (decrease) in net assets resulting from operations	50,849	30,119	403,919	80,678	432,332	(1,327,504)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(76,502)	(11,000)	(242,405)	(49,001)	—	—

Capital gains	—	—	(54,254)	—	—	—

Return of capital	—	—	—	—	—	(15,750)
Total dividends and distributions	(76,502)	(11,000)	(296,659)	(49,001)	—	(15,750)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	5,000,691	—	4,999,858	9,895,363	26,967,888

Cost of shares redeemed	—	—	—	—	(16,111,233)	(14,697,597)
Net increase (decrease) in net assets resulting from capital share transactions	—	5,000,691	—	4,999,858	(6,215,870)	12,270,291
Net Increase (Decrease) in Net Assets	(25,653)	5,019,810	107,260	5,031,535	(5,783,538)	10,927,037
NET ASSETS:

Beginning of period	$5,019,910	$100	$5,031,635	$100	$10,927,137	$100

End of period	$4,994,257	$5,019,910	$5,138,895	$5,031,635	$5,143,599	$10,927,137
Undistributed net investment income/ (Accumulated net investment loss) included in net assets at end of period	$3,523	$1,001	$1,693	$1,502	$(449,873)	$—
Distributions in excess of net investment income included in net assets at end of period	$—	$—	$—	$—	$—	$(16,472)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,002	2	100,002	2	450,004	4

Shares created	—	100,000	—	100,000	400,000	1,050,000

Shares redeemed	—	—	—	—	(650,000)	(600,000)
Shares outstanding, end of period	100,002	100,002	100,002	100,002	200,004	450,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	129

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Dynamic Long/Short U.S. Equity Fund
	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$580,995	$79,463

Net realized gain on investments and swap contracts	1,521,047	16,562

Net change in unrealized appreciation on investments and swap contracts	2,481,147	221,334
Net increase in net assets resulting from operations	4,583,189	317,359
DIVIDENDS:

Net investment income	(523,310)	(56,252)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	42,572,631	18,363,769

Cost of shares redeemed	(11,193,537)	(1,266,659)
Net increase in net assets resulting from capital share transactions	31,379,094	17,097,110
Net Increase in Net Assets	35,438,973	17,358,217
NET ASSETS:

Beginning of period	$17,358,317	$100

End of period	$52,797,290	$17,358,317
Undistributed net investment income included in net assets at end of period	$306,456	$236,356
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	650,004	4

Shares created	1,500,000	700,000

Shares redeemed	(400,000)	(50,000)
Shares outstanding, end of period	1,750,004	650,004
*	Commencement of operations.

See Notes to Financial Statements.

130	WisdomTree Trust Annual Report June 30, 2017

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Europe Equity Fund	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$23.27	$24.25
Investment operations:
Net investment income[1]	0.47	0.70
Net realized and unrealized gain (loss)	6.08	(1.11)
Total from investment operations	6.55	(0.41)
Dividends and distributions to shareholders:
Net investment income	(0.44)	(0.57)
Capital gains	(0.11)	—
Total dividends and distributions to shareholders	(0.55)	(0.57)
Net asset value, end of period	$29.27	$23.27

TOTAL RETURN[2]	28.55%	(1.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,463	$4,655
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	1.86%	6.02%[3]
Portfolio turnover rate[4]	12%	25%

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$24.26	$24.18
Investment operations:
Net investment income[1]	0.98	0.79
Net realized and unrealized gain (loss)	4.32	(0.35)
Total from investment operations	5.30	0.44
Dividends and distributions to shareholders:
Net investment income	(0.83)	(0.36)
Capital gains	(0.46)	—
Total dividends and distributions to shareholders	(1.29)	(0.36)
Net asset value, end of period	$28.27	$24.26

TOTAL RETURN[2]	22.25%	1.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$450,964	$243,806
Ratios to average net assets of:
Expenses, net of expense waivers	0.35%	0.35%[3]
Expenses, prior to expense waivers	0.40%	0.40%[3]
Net investment income	3.67%	6.79%[3]
Portfolio turnover rate[4]	27%	28%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	131

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	For the Period November 3, 2016* through June 30, 2017
Net asset value, beginning of period	$19.63
Investment operations:
Net investment income[1]	0.32
Net realized and unrealized gain	3.52
Total from investment operations	3.84
Dividends and distributions to shareholders:
Net investment income	(0.15)
Return of capital	(0.01)
Total dividends and distributions to shareholders	(0.16)
Net asset value, end of period	$23.31

TOTAL RETURN[2]	19.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,331
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.10%[4]
Expenses, prior to expense waivers	0.58%[4]
Net investment income	2.23%[4]
Portfolio turnover rate[5]	4%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$23.87	$24.24
Investment operations:
Net investment income[1]	0.86	0.52
Net realized and unrealized gain (loss)	6.18	(0.41)
Total from investment operations	7.04	0.11
Dividends to shareholders:
Net investment income	(0.79)	(0.48)
Net asset value, end of period	$30.12	$23.87

TOTAL RETURN[2]	29.80%	0.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,012	$2,388
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%[4]
Expenses, prior to expense waivers	0.48%	0.48%[4]
Net investment income	3.16%	4.42%[4]
Portfolio turnover rate[5]	75%	50%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees , the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

132	WisdomTree Trust Annual Report June 30, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Japan Equity Fund	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$22.25	$24.38
Investment operations:
Net investment income[1]	0.38	0.28
Net realized and unrealized gain (loss)	5.32	(2.22)
Total from investment operations	5.70	(1.94)
Dividends to shareholders:
Net investment income	(0.38)	(0.19)
Net asset value, end of period	$27.57	$22.25

TOTAL RETURN[2]	25.70%	(8.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,757	$4,449
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	1.51%	2.50%[3]
Portfolio turnover rate[4]	15%	22%

WisdomTree Emerging Markets Dividend Fund	For the Year Ended June 30, 2017	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$25.63	$24.53
Investment operations:
Net investment income[1]	0.96	0.36
Net realized and unrealized gain	3.96	0.87
Total from investment operations	4.92	1.23
Dividends to shareholders:
Net investment income	(0.84)	(0.13)
Net asset value, end of period	$29.71	$25.63

TOTAL RETURN[2]	19.46%	5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,885	$2,563
Ratios to average net assets of:
Expenses	0.32%	0.32%[3]
Net investment income	3.38%	6.14%[3]
Portfolio turnover rate[4]	15%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Dynamic Currency Hedged Japan Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	133

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Domestic Economy Fund	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$20.86	$24.70
Investment operations:
Net investment income[1]	0.44	0.52
Net realized and unrealized gain (loss)	7.06	(3.87)
Total from investment operations	7.50	(3.35)
Dividends to shareholders:
Net investment income	(0.55)	(0.49)
Net asset value, end of period	$27.81	$20.86

TOTAL RETURN[2]	36.05%	(13.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,781	$3,128
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.58%	0.58%[3]
Net investment income	1.85%	3.32%[3]
Portfolio turnover rate[4]	12%	22%

WisdomTree Global ex-Mexico Equity Fund	For the Period February 10, 2017* through June 30, 2017
Net asset value, beginning of period	$25.22
Investment operations:
Net investment income[1]	0.21
Net realized and unrealized gain	1.50
Total from investment operations	1.71
Dividends to shareholders:
Net investment income	(0.07)
Net asset value, end of period	$26.86

TOTAL RETURN[2]	6.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$51,042
Ratios to average net assets of:
Expenses, net of expense waivers	0.30%[3]
Expenses, prior to expense waivers	0.35%[3]
Net investment income	2.15%[3]
Portfolio turnover rate[4]	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

134	WisdomTree Trust Annual Report June 30, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Hedged SmallCap Dividend Fund	For the Year Ended June 30, 2017	For the Period November 19, 2015* through June 30, 2016
Net asset value, beginning of period	$20.71	$20.23
Investment operations:
Net investment income[1]	0.69	0.39
Net realized and unrealized gain	3.79	0.45
Total from investment operations	4.48	0.84
Dividends to shareholders:
Net investment income	(0.72)	(0.36)
Net asset value, end of period	$24.47	$20.71

TOTAL RETURN[2]	21.89%	4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,473	$35,202
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.00%[4]	0.00%[4,5]
Expenses, prior to expense waivers	0.43%	0.43%[5]
Net investment income	2.97%	3.23%[5]
Portfolio turnover rate[6]	3%	3%

WisdomTree Global SmallCap Dividend Fund	For the Year Ended June 30, 2017	For the Period November 12, 2015* through June 30, 2016
Net asset value, beginning of period	$26.23	$24.58
Investment operations:
Net investment income[1]	0.80	0.61
Net realized and unrealized gain	4.53	1.52
Total from investment operations	5.33	2.13
Dividends to shareholders:
Net investment income	(0.94)	(0.48)
Net asset value, end of period	$30.62	$26.23

TOTAL RETURN[2]	20.56%	8.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,561	$36,716
Ratios to average net assets of:
Expenses	0.43%	0.43%[5]
Net investment income	2.76%	3.88%[5]
Portfolio turnover rate[6]	33%	8%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global Hedged SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Amount represents less than 0.005%.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	135

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Strong Dollar Emerging Markets Equity Fund	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$23.85	$24.58
Investment operations:
Net investment income[1]	0.38	0.12
Net realized and unrealized gain (loss)	4.00	(0.83)
Total from investment operations	4.38	(0.71)
Dividends to shareholders:
Net investment income	(0.34)	(0.02)
Net asset value, end of period	$27.89	$23.85

TOTAL RETURN[2]	18.52%	(2.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,578	$7,156
Ratios to average net assets of:
Expenses	0.58%[3,4]	0.58%[5]
Net investment income	1.51%	0.78%[5]
Portfolio turnover rate[6]	51%	74%

WisdomTree U.S. Domestic Economy Fund	For the Year Ended June 30, 2017	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$25.79	$24.85
Investment operations:
Net investment income[1]	0.44	0.43
Net realized and unrealized gain	2.71	0.94
Total from investment operations	3.15	1.37
Dividends to shareholders:
Net investment income	(0.48)	(0.43)
Net asset value, end of period	$28.46	$25.79

TOTAL RETURN[2]	12.34%	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,134	$1,289
Ratios to average net assets of:
Expenses	0.33%	0.33%[5]
Net investment income	1.61%	1.89%[5]
Portfolio turnover rate[6]	40%	23%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Strong Dollar Emerging Markets Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

136	WisdomTree Trust Annual Report June 30, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Export and Multinational Fund	For the Year Ended June 30, 2017	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$24.23	$24.88
Investment operations:
Net investment income[1]	0.39	0.36
Net realized and unrealized gain (loss)	5.04	(0.63)
Total from investment operations	5.43	(0.27)
Dividends to shareholders:
Net investment income	(0.48)	(0.38)
Net asset value, end of period	$29.18	$24.23

TOTAL RETURN[2]	22.55%	(1.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$730	$1,211
Ratios to average net assets of:
Expenses	0.33%	0.33%[3]
Net investment income	1.47%	1.61%[3]
Portfolio turnover rate[4]	57%	21%

WisdomTree Fundamental U.S. Corporate Bond Fund	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.69	$49.96
Investment operations:
Net investment income[1]	1.36	0.22
Net realized and unrealized gain (loss)	(0.63)	0.72
Total from investment operations	0.73	0.94
Dividends and distributions to shareholders:
Net investment income	(1.30)	(0.21)
Capital gains	(0.24)	—
Total dividends and distributions to shareholders	(1.54)	(0.21)
Net asset value, end of period	$49.88	$50.69

TOTAL RETURN[2]	1.52%	1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,988	$5,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%	0.18%[3]
Expenses, prior to expense waivers	0.28%	0.28%[3]
Net investment income	2.74%	2.50%[3]
Portfolio turnover rate[4]	45%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Fundamental U.S. Corporate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	137

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.41	$50.19
Investment operations:
Net investment income[1]	2.80	0.47
Net realized and unrealized gain	2.24	0.20
Total from investment operations	5.04	0.67
Dividends and distributions to shareholders:
Net investment income	(2.79)	(0.45)
Capital gains	(0.37)	—
Total dividends and distributions to shareholders	(3.16)	(0.45)
Net asset value, end of period	$52.29	$50.41

TOTAL RETURN[2]	10.23%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,229	$5,041
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	5.38%	5.31%[3]
Portfolio turnover rate[4]	51%	0%

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.20	$49.98
Investment operations:
Net investment income[1]	0.79	0.12
Net realized and unrealized gain (loss)	(0.28)	0.21
Total from investment operations	0.51	0.33
Dividends to shareholders:
Net investment income	(0.77)	(0.11)
Net asset value, end of period	$49.94	$50.20

TOTAL RETURN[2]	1.02%	0.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,994	$5,020
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%	0.18%[3]
Expenses, prior to expense waivers	0.28%	0.28%[3]
Net investment income	1.58%	1.35%[3]
Portfolio turnover rate[4]	38%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

138	WisdomTree Trust Annual Report June 30, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$50.32	$49.95
Investment operations:
Net investment income[1]	2.43	0.51
Net realized and unrealized gain	1.60	0.35
Total from investment operations	4.03	0.86
Dividends and distributions to shareholders:
Net investment income	(2.42)	(0.49)
Capital gains	(0.54)	—
Total dividends and distributions to shareholders	(2.96)	(0.49)
Net asset value, end of period	$51.39	$50.32

TOTAL RETURN[2]	8.19%	1.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,139	$5,032
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.48%	0.48%[3]
Net investment income	4.72%	5.66%[3]
Portfolio turnover rate[4]	69%	0%

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$24.28	$24.30
Investment operations:
Net investment income[1]	0.47	0.08
Net realized and unrealized gain (loss)	0.97	(0.06)
Total from investment operations	1.44	0.02
Distributions to shareholders:
Return of capital	—	(0.04)
Net asset value, end of period	$25.72	$24.28

TOTAL RETURN[2]	5.93%	0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,144	$10,927
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.53%	0.53%[3]
Net investment income	1.90%	0.60%[3]
Portfolio turnover rate[4]	153%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Annual Report June 30, 2017	139

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$26.70	$25.13
Investment operations:
Net investment income[1]	0.55	0.24
Net realized and unrealized gain	3.47	1.49
Total from investment operations	4.02	1.73
Dividends to shareholders:
Net investment income	(0.55)	(0.16)
Net asset value, end of period	$30.17	$26.70

TOTAL RETURN[2]	15.25%	6.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$52,797	$17,358
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.53%	0.53%[3]
Net investment income	1.95%	1.80%[3]
Portfolio turnover rate[4]	126%	70%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

140	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2017, the Trust consisted of 89 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund”) (formerly, WisdomTree Europe Local Recovery Fund)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund”)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund”)	October 29, 2015
WisdomTree U.S. Domestic Economy Fund (“U.S. Domestic Economy Fund”) (formerly, WisdomTree Strong Dollar U.S. Equity Fund)	July 21, 2015
WisdomTree U.S. Export and Multinational Fund (“U.S. Export and Multinational Fund”) (formerly, WisdomTree Weak Dollar U.S. Equity Fund)	July 21, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Trust Annual Report June 30, 2017	141

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap and swaption contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

142	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,461,617	$—	$—
Rights	458	—	—
Investment of Cash Collateral for Securities Loaned	—	15,009	—
Total	$1,462,075	$15,009	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,197)	—
Total – Net	$1,462,075	$8,815	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$449,885,087	$—	$—
Rights
New Zealand	—	578	—
Spain	34,124	—	—
Investment of Cash Collateral for Securities Loaned	—	2,333,800	—
Total	$449,919,211	$2,334,378	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1,333,365	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,179,040)	—
Total – Net	$449,919,211	$1,488,703	$—

WisdomTree Trust Annual Report June 30, 2017	143

Notes to Financial Statements (continued)

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$2,329,087	$—	$—
Total	$2,329,087	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,570	—
Unrealized Depreciation on Foreign Currency Contracts	—	(10,533)	—
Total – Net	$2,329,087	$(6,963)	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$394,804	$—	$96	**
Other*	2,615,556	—	—
Rights
Australia	210	26	—
New Zealand	—	19	—
Investment of Cash Collateral for Securities Loaned	—	70,484	—
Total	$3,010,570	$70,529	$96
Unrealized Appreciation on Foreign Currency Contracts	—	9,822	—
Unrealized Depreciation on Foreign Currency Contracts	—	(16,537)	—
Total – Net	$3,010,570	$63,814	$96

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,747,043	$—	$—
Investment of Cash Collateral for Securities Loaned	—	7,961	—
Total	$2,747,043	$7,961	$—
Unrealized Appreciation on Foreign Currency Contracts	—	38,836	—
Unrealized Depreciation on Foreign Currency Contracts	—	(70)	—
Total – Net	$2,747,043	$46,727	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$2,566,772	$—	$14,901	**
Malaysia	521,459	—	11,700	**
Other*	8,660,702	—	—
Investment of Cash Collateral for Securities Loaned	—	65,112	—
Total	$11,748,933	$65,112	$26,601

Europe Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks
Italy	$460,298	$—	$2,305	**
Other*	2,313,582	—	—
Rights	557	—	—
Investment of Cash Collateral for Securities Loaned	—	27,023	—
Total	$2,774,437	$27,023	$2,305

144	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$50,888,057	$—	$—
Rights	81	—	—
Investment of Cash Collateral for Securities Loaned	—	121,995	—
Total	$50,888,138	$121,995	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1	—
Unrealized Depreciation on Foreign Currency Contracts	—	(20)	—
Total – Net	$50,888,138	$121,976	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$24,468,302	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,086,750	—
Total	$24,468,302	$1,086,750	$—
Unrealized Appreciation on Foreign Currency Contracts	—	73,124	—
Unrealized Depreciation on Foreign Currency Contracts	—	(125,011)	—
Total – Net	$24,468,302	$1,034,863	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Malaysia	$147,852	$—	$18,730	**
Other*	27,291,145	—	—
Rights	—	140	—
Exchange-Traded Note	31,039	—	—
Investment of Cash Collateral for Securities Loaned	—	1,394,805	—
Total	$27,470,036	$1,394,945	$18,730
Unrealized Depreciation on Foreign Currency Contracts	—	(8)	—
Total – Net	$27,470,036	$1,394,937	$18,730

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks
India	$1,141,898	$—	$43,597	**
Taiwan	1,808,716	—	2,844	**
Other*	2,565,270	—	—
Investment of Cash Collateral for Securities Loaned	—	93,741	—
Total	$5,515,884	$93,741	$46,441

U.S. Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,131,692	$—	$—
Investment of Cash Collateral for Securities Loaned	—	9,621	—
Total	$2,131,692	$9,621	$—

U.S. Export and Multinational Fund	Level 1	Level 2	Level 3
Common Stocks*	$728,525	$—	$—
Total	$728,525	$—	$—

WisdomTree Trust Annual Report June 30, 2017	145

Notes to Financial Statements (continued)

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,910,653	$—
U.S. Government Obligations	—	9,955	—
Total	$—	$4,920,608	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,107,585	$—
Total	$—	$5,107,585	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,929,683	$—
Total	$—	$4,929,683	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,807,749	$—
Total	$—	$4,807,749	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,098,558	$—	$—
Investment of Cash Collateral for Securities Loaned	—	226,270	—
Total	$5,098,558	$226,270	$—
Unrealized Appreciation on Swap Contracts	—	30,764	—
Total – Net	$5,098,558	$257,034	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$52,516,437	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,399,393	—
Total	$52,516,437	$2,399,393	$—
Unrealized Appreciation on Swap Contracts	—	150,706	—
Unrealized Depreciation on Swap Contracts	—	(1,206)	—
Total – Net	$52,516,437	$2,548,893	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the fiscal year ended June 30, 2017, Dynamic Currency Hedged International SmallCap Equity Fund transferred securities with a fair value of $957 from Level 2 to Level 1 primarily due to the availability of a quoted price in an active market for identical investments.

During the fiscal year or period ended June 30, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, futures contracts and swap contracts during the fiscal year or period ended June 30, 2017 and open positions in such derivatives as of June 30, 2017 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at June 30, 2017 that triggered a contingent feature, the counterparty to the agreement may require the

146	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on page 152. At June 30, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of June 30, 2017, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$3	Unrealized depreciation on foreign currency contracts	$6,197
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1,333,365	Unrealized depreciation on foreign currency contracts	2,179,040
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,570	Unrealized depreciation on foreign currency contracts	10,533
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	9,822	Unrealized depreciation on foreign currency contracts	16,537
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	38,836	Unrealized depreciation on foreign currency contracts	70
Global ex-Mexico Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	20
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	73,124	Unrealized depreciation on foreign currency contracts	125,011
Global SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	8
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	30,764	Unrealized depreciation on swap contracts	—
Dynamic Long/Short U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	150,706	Unrealized depreciation on swap contracts	1,206

For the fiscal year or period ended June 30, 2017, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$178,763	$(12,992)
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	2,755,527	(2,602,406)
Dynamic Currency Hedged International Quality Dividend Growth Fund[3]
Foreign exchange contracts	(19,668)	(6,963)
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	41,056	(1,755)
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	(20,122)	227,262

WisdomTree Trust Annual Report June 30, 2017	147

Notes to Financial Statements (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Emerging Markets Dividend Fund
Foreign exchange contracts	$(13,356)	$10
Europe Domestic Economy Fund
Foreign exchange contracts	25	—
Global ex-Mexico Equity Fund[4]
Foreign exchange contracts	(13,127)	(19)
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	(104,853)	306,625
Global SmallCap Dividend Fund
Foreign exchange contracts	(13,299)	212
Equity contracts	(15,303)	—
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	(12,486)	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	(982,033)	14,292
Dynamic Long/Short U.S. Equity Fund
Equity contracts	(1,032,263)	149,500
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and foreign currency related transactions
Equity contracts	Net realized gain (loss) from futures contracts and swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
Equity contracts	Net change in unrealized appreciation (depreciation) from swap contracts
[3]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[4]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

During the fiscal year or period ended June 30, 2017, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$2,684,282	$5,210,753	$—	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	210,075,841	413,939,468	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]
Foreign exchange contracts	1,468,681	2,889,737	—	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	1,134,928	2,212,446	—	—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	2,953,832	5,902,384	—	—
Emerging Markets Dividend Fund[2]
Foreign exchange contracts	324,427	60,118	—	—
Europe Domestic Economy Fund
Foreign exchange contracts	—	2,223	—	—
Global ex-Mexico Equity Fund2,[3]
Foreign exchange contracts	536,223	4,248	—	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	12,415,511	24,242,833	—	—

148	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts (short)	Futures contracts (long)
Global SmallCap Dividend Fund
Equity contracts[2]	$—	$—	$—	$622,040
Foreign exchange contracts	15,929	65,788	—	—
Strong Dollar Emerging Markets Equity Fund[2]
Foreign exchange contracts	258,908	454,404	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,204,893	—
Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	3,984,614	—
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[2]	The volume of derivative activity for the period is based on intra-month balances.

[3]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Foreign dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

WisdomTree Trust Annual Report June 30, 2017	149

Notes to Financial Statements (continued)

Forward Foreign Currency Contracts — The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (“Forward Contract”) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global SmallCap Dividend Fund, and the Strong Dollar Emerging Markets Equity Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold and included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions on the Statements of Operations.

Futures Contracts — The Global SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts — The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

150	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

WisdomTree Trust Annual Report June 30, 2017	151

Notes to Financial Statements (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged Europe Equity Fund
Securities Lending	$23,863	$—	$(23,863)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	3	(1)	—	2	6,197	(1)	—	6,196
Dynamic Currency Hedged International Equity Fund
Securities Lending	4,009,909	—	(4,009,909)[1]	—	—	—	—	—
Foreign Currency Contracts	1,333,365	(562,331)	—	771,034	2,179,040	(562,331)	—	1,616,709
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign Currency Contracts	3,570	(1,496)	—	2,074	10,533	(1,496)	—	9,037
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	80,353	—	(80,353)[1]	—	—	—	—	—
Foreign Currency Contracts	9,822	(6,401)	—	3,421	16,537	(6,401)	—	10,136
Dynamic Currency Hedged Japan Equity Fund
Securities Lending	7,586	—	(7,586)[1]	—	—	—	—	—
Foreign Currency Contracts	38,836	(27)	—	38,809	70	(27)	—	43
Emerging Markets Dividend Fund
Securities Lending	79,304	—	(79,304)[1]	—	—	—	—	—
Europe Domestic Economy Fund
Securities Lending	38,825	—	(38,825)[1]	—	—	—	—	—
Global ex-Mexico Equity Fund
Securities Lending	159,325	—	(159,325)[1]	—	—	—	—	—
Foreign Currency Contracts	1	—	—	1	20	—	—	20
Global Hedged SmallCap Dividend Fund
Securities Lending	1,060,530	—	(1,060,530)[1]	—	—	—	—	—
Foreign Currency Contracts	73,124	(36,785)	—	36,339	125,011	(36,785)	—	88,226
Global SmallCap Dividend Fund
Securities Lending	1,627,047	—	(1,627,047)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	8	—	—	8
Strong Dollar Emerging Markets Equity Fund
Securities Lending	148,669	—	(148,669)[1]	—	—	—	—	—
U.S. Domestic Economy Fund
Securities Lending	14,750	—	(14,750)[1]	—	—	—	—	—
U.S. Export and Multinational Fund
Securities Lending	874	—	(874)[1]	—	—	—	—	—
Dynamic Bearish U.S. Equity Fund
Securities Lending	254,918	—	(254,918)[1]	—	—	—	—	—
Swap Contracts	30,764	—	—	30,764	—	—	—	—
Dynamic Long/Short U.S. Equity Fund
Securities Lending	2,592,027	—	(2,592,027)[1]	—	—	—	—	—
Swap Contracts	150,706	(1,206)	—	149,500	1,206	(1,206)	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

152	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds, except for Fundamental U.S. Corporate Bond Fund, Fundamental U.S. High Yield Corporate Bond Fund, Fundamental U.S. Short-Term Corporate Bond Fund and Fundamental U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’). MCM and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Dynamic Currency Hedged Europe Equity Fund	0.48%	(0.05)%	October 31, 2017
Dynamic Currency Hedged International Equity Fund	0.40%	(0.05)%	October 31, 2017
Dynamic Currency Hedged International Quality Dividend Growth Fund	0.58%	(0.48)%[2]	October 31, 2017
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%	(0.05)%	October 31, 2017
Dynamic Currency Hedged Japan Equity Fund	0.48%	(0.05)%	October 31, 2017
Emerging Markets Dividend Fund	0.32%	—	—
Europe Domestic Economy Fund	0.58%	(0.10)%	October 31, 2017
Global ex-Mexico Equity Fund	0.35%	(0.05)%	February 2, 2020
Global Hedged SmallCap Dividend Fund	0.43%	(0.43)%[3]	July 31, 2018
Global SmallCap Dividend Fund	0.43%	—	—
Strong Dollar Emerging Markets Equity Fund	0.58%	(0.26)%[4]	July 31, 2018
U.S. Domestic Economy Fund	0.33%	—	—

WisdomTree Trust Annual Report June 30, 2017	153

Notes to Financial Statements (continued)

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
U.S. Export and Multinational Fund	0.33%	—	—
Fundamental U.S. Corporate Bond Fund	0.28%	(0.10)%	October 31, 2017
Fundamental U.S. High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2017
Fundamental U.S. Short-Term Corporate Bond Fund	0.28%	(0.10)%	October 31, 2017
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2017
Dynamic Bearish U.S. Equity Fund	0.53%	(0.05)%	October 31, 2017
Dynamic Long/Short U.S. Equity Fund	0.53%	(0.05)%	October 31, 2017
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.38% per annum), as well as an additional 0.10% per annum.

[3]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.43% per annum).

[4]	Effective June 30, 2017.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the fiscal year or period ended June 30, 2017 are as follows:

Fund	Value at 6/30/2016	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2017	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]
WisdomTree International Quality Dividend Growth Fund	$—	$2,079,371	$100,888	$2,329,087	$33,123
Global Hedged SmallCap Dividend Fund
WisdomTree Global SmallCap Dividend Fund	$35,194,942	$2,990,522	$18,009,232	$24,468,302	$721,188
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

During the fiscal year ended June 30, 2017, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended June 30, 2017, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Dynamic Currency Hedged Europe Equity Fund	$35,929	$54,999	$(4,233)
Dynamic Currency Hedged International Equity Fund	15,702,564	11,509,557	(1,096,454)
Dynamic Currency Hedged International SmallCap Equity Fund	228,976	270,543	(12,587)
Dynamic Currency Hedged Japan Equity Fund	53,125	80,476	(1,888)
Europe Domestic Economy Fund	98,106	118,168	(800)

WTAM or its affiliates may from time to time own shares of a Fund. As of June 30, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged International Equity Fund	884	$25,150	$665
Dynamic Currency Hedged International SmallCap Equity Fund*	—	—	7
Emerging Markets Dividend Fund	345	10,347	90
Fundamental U.S. Corporate Bond Fund	167	8,298	50

154	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Fundamental U.S. Short-Term High Yield Corporate Bond Fund*	—	$—	$283
Dynamic Bearish U.S. Equity Fund	82	2,110	—
Dynamic Long/Short U.S. Equity Fund	71	2,145	26
*	No shares were held in this Fund by WTAM at the end of the period.

At June 30, 2017, approximately 88% of the Global SmallCap Dividend Fund’s outstanding shares was held by an affiliated fund.

4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended June 30, 2017 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

				In-kind Capital Share Transactions
Fund	Purchases		Sales	Purchases	Sales
Dynamic Currency Hedged Europe Equity Fund	$542,134		$460,395	$—	$3,979,160
Dynamic Currency Hedged International Equity Fund	89,489,089		90,157,900	183,507,291	25,888,540
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	86,363		100,888	1,993,008	—
Dynamic Currency Hedged International SmallCap Equity Fund	1,412,448		1,429,069	1,448,550	1,165,276
Dynamic Currency Hedged Japan Equity Fund	1,221,822		640,536	—	3,047,534
Emerging Markets Dividend Fund	4,527,632		987,574	4,899,822	—
Europe Domestic Economy Fund	369,110		359,936	1,358,762	2,553,405
Global ex-Mexico Equity Fund[2]	4,352,473		203,219	46,689,386	—
Global Hedged SmallCap Dividend Fund	797,565		636,039	2,192,957	17,373,193
Global SmallCap Dividend Fund	16,270,873		8,958,395	2,593,395	23,633,808
Strong Dollar Emerging Markets Equity Fund	4,264,198		6,647,673	393,209	786,838
U.S. Domestic Economy Fund	635,239		1,604,385	2,821,566	1,167,446
U.S. Export and Multinational Fund	704,313		1,614,448	1,411,720	1,204,077
Fundamental U.S. Corporate Bond Fund	2,208,860	[3]	2,193,146	—	—
Fundamental U.S. High Yield Corporate Bond Fund	2,575,616		2,562,810	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	2,030,789		1,858,819	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	3,416,094		3,571,238	—	—
Dynamic Bearish U.S. Equity Fund	8,114,915		9,380,878	9,863,166	15,684,276
Dynamic Long/Short U.S. Equity Fund	38,548,350		39,643,236	42,456,566	10,999,483
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[2]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

[3]	Includes cost of purchases of U.S. Government securities in the amount of $9,864.

WisdomTree Trust Annual Report June 30, 2017	155

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES

At June 30, 2017, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$1,260,595	$232,252	$(15,763)	$216,489
Dynamic Currency Hedged International Equity Fund	415,258,904	42,059,793	(5,065,108)	36,994,685
Dynamic Currency Hedged International Quality Dividend Growth Fund	1,987,219	341,868	—	341,868
Dynamic Currency Hedged International SmallCap Equity Fund	2,820,626	289,951	(29,382)	260,569
Dynamic Currency Hedged Japan Equity Fund	2,490,223	314,933	(50,152)	264,781
Emerging Markets Dividend Fund	10,938,289	1,072,456	(170,099)	902,357
Europe Domestic Economy Fund	2,670,453	196,824	(63,512)	133,312
Global ex-Mexico Equity Fund	50,933,986	574,821	(498,674)	76,147
Global Hedged SmallCap Dividend Fund	19,828,112	5,726,940	—	5,726,940
Global SmallCap Dividend Fund	23,918,684	5,371,309	(406,282)	4,965,027
Strong Dollar Emerging Markets Equity Fund	5,082,356	899,079	(325,369)	573,710
U.S. Domestic Economy Fund	2,102,396	91,511	(52,594)	38,917
U.S. Export and Multinational Fund	677,630	61,354	(10,459)	50,895
Fundamental U.S. Corporate Bond Fund	4,933,067	30,738	(43,197)	(12,459)
Fundamental U.S. High Yield Corporate Bond Fund	4,921,266	204,657	(18,338)	186,319
Fundamental U.S. Short-Term Corporate Bond Fund	4,936,898	9,008	(16,223)	(7,215)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,732,150	89,372	(13,773)	75,599
Dynamic Bearish U.S. Equity Fund	5,110,494	278,889	(64,555)	214,334
Dynamic Long/Short U.S. Equity Fund	52,380,649	3,170,192	(635,011)	2,535,181

At June 30, 2017, the components of accumulated earnings/(loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
Dynamic Currency Hedged Europe Equity Fund	$—	$—	$216,489	$71	$216,560
Dynamic Currency Hedged International Equity Fund	—	(8,406,511)	36,994,685	(11,926)	28,576,248
Dynamic Currency Hedged International Quality Dividend Growth Fund	—	—	341,868	(459)	341,409
Dynamic Currency Hedged International SmallCap Equity Fund	5,503	(32,481)	260,569	(376)	233,215
Dynamic Currency Hedged Japan Equity Fund	58,627	(179,226)	264,781	16	144,198
Emerging Markets Dividend Fund	82,869	(23,301)	902,357	(694)	961,231
Europe Domestic Economy Fund	1,531	(90,687)	133,312	24	44,180
Global ex-Mexico Equity Fund	47,184	(33,265)	76,147	214	90,280
Global Hedged SmallCap Dividend Fund	—	(624,584)	5,726,940	4,963	5,107,319
Global SmallCap Dividend Fund	92,797	(443,555)	4,965,027	298	4,614,567
Strong Dollar Emerging Markets Equity Fund	83,220	263,566	573,710	(22)	920,474
U.S. Domestic Economy Fund	6,908	(62,985)	38,917	—	(17,160)
U.S. Export and Multinational Fund	458	(53,898)	50,895	—	(2,545)
Fundamental U.S. Corporate Bond Fund	7,417	(6,017)	(12,459)	—	(11,059)
Fundamental U.S. High Yield Corporate Bond Fund	29,414	14,280	186,319	—	230,013
Fundamental U.S. Short-Term Corporate Bond Fund	3,523	(2,842)	(7,215)	—	(6,534)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	34,157	29,181	75,599	—	138,937
Dynamic Bearish U.S. Equity Fund	—	(1,100,184)	214,334	—	(885,850)
Dynamic Long/Short U.S. Equity Fund	455,957	(518,935)	2,535,181	(1)	2,472,202

156	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years or periods ended June 30, 2017 and June 30, 2016, was as follows:

	Year or Periods Ended June 30, 2017			Periods Ended June 30, 2016
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*		Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital
Dynamic Currency Hedged Europe Equity Fund	$70,704	$22,778	$—	$113,002	[1]	$—	$—
Dynamic Currency Hedged International Equity Fund	12,076,520	4,622,865	—	2,572,751	[1]	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund[2]	14,208	—	1,288	—		—	—
Dynamic Currency Hedged International SmallCap Equity Fund	61,314	—	—	47,502	[1]	—	—
Dynamic Currency Hedged Japan Equity Fund	71,748	—	—	37,001	[1]	—	—
Emerging Markets Dividend Fund	164,213	—	—	12,501	[3]	—	—
Europe Domestic Economy Fund	59,154	—	—	73,190	[4]	—	—
Global ex-Mexico Equity Fund[5]	14,500	—	—	—		—	—
Global Hedged SmallCap Dividend Fund	692,894	—	—	459,192	[6]	—	—
Global SmallCap Dividend Fund	809,961	—	—	511,968	[7]	—	—
Strong Dollar Emerging Markets Equity Fund	136,065	—	—	2,068	[4]	—	—
U.S. Domestic Economy Fund	26,923	—	—	24,832	[8]	—	—
U.S. Export and Multinational Fund	19,918	—	—	21,554	[8]	—	—
Fundamental U.S. Corporate Bond Fund	154,730	—	—	21,000	[9]	—	—
Fundamental U.S. High Yield Corporate Bond Fund	315,932	—	—	45,001	[9]	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	76,502	—	—	11,000	[9]	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	296,659	—	—	49,001	[9]	—	—
Dynamic Bearish U.S. Equity Fund	—	—	—	—		—	15,750	[10]
Dynamic Long/Short U.S. Equity Fund	523,310	—	—	56,252	[10]	—	—
*	Includes short-term capital gains if any.

[1]	For the period January 7, 2016 (commencement of operations) through June 30, 2016.

[2]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[3]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

[4]	For the period October 29, 2015 (commencement of operations) through June 30, 2016.

[5]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

[6]	For the period November 19, 2015 (commencement of operations) through June 30, 2016.

[7]	For the period November 12, 2015 (commencement of operations) through June 30, 2016.

[8]	For the period July 21, 2015 (commencement of operations) through June 30, 2016.

[9]	For the period April 27, 2016 (commencement of operations) through June 30, 2016.

[10]	For the period December 23, 2015 (commencement of operations) through June 30, 2016.

At June 30, 2017, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the below table. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Dynamic Currency Hedged Europe Equity Fund	$—	$—	$—
Dynamic Currency Hedged International Equity Fund	—	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund	—	—	—
Dynamic Currency Hedged International SmallCap Equity Fund	32,481	—	32,481
Dynamic Currency Hedged Japan Equity Fund	105,273	73,953	179,226
Emerging Markets Dividend Fund	15,181	281	15,462
Europe Domestic Economy Fund	50,872	39,815	90,687
Global ex-Mexico Equity Fund	30,341	2,924	33,265
Global Hedged SmallCap Dividend Fund	330,783	281,187	611,970

WisdomTree Trust Annual Report June 30, 2017	157

Notes to Financial Statements (continued)

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Capital Loss Available Total
Global SmallCap Dividend Fund	$415,255	$28,300	$443,555
Strong Dollar Emerging Markets Equity Fund	—	—	—
U.S. Domestic Economy Fund	28,389	34,596	62,985
U.S. Export and Multinational Fund	31,944	21,954	53,898
Fundamental U.S. Corporate Bond Fund	—	—	—
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	2,667	175	2,842
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—	—
Dynamic Bearish U.S. Equity Fund	431,766	—	431,766
Dynamic Long/Short U.S. Equity Fund	100,934	—	100,934

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year or period ended June 30, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
Dynamic Currency Hedged Europe Equity Fund	$—	$—	$—
Dynamic Currency Hedged International Equity Fund	889,776	2,507,616	5,009,119
Dynamic Currency Hedged International Quality Dividend Growth Fund	—	—	—
Dynamic Currency Hedged International SmallCap Equity Fund	—	—	—
Dynamic Currency Hedged Japan Equity Fund	—	—	—
Emerging Markets Dividend Fund	—	3,060	4,779
Europe Domestic Economy Fund	—	—	—
Global ex-Mexico Equity Fund	—	—	—
Global Hedged SmallCap Dividend Fund	3,844	8,770	—
Global SmallCap Dividend Fund	—	—	—
Strong Dollar Emerging Markets Equity Fund	—	—	—
U.S. Domestic Economy Fund	—	—	—
U.S. Export and Multinational Fund	—	—	—
Fundamental U.S. Corporate Bond Fund	—	7,439	(1,422)
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—	—
Dynamic Bearish U.S. Equity Fund	419,109	251,760	(2,451)
Dynamic Long/Short U.S. Equity Fund	—	515,525	(97,524)

During the fiscal year or period ended June 30, 2017, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
Dynamic Currency Hedged Europe Equity Fund	$22,180
Dynamic Currency Hedged International Equity Fund	2,440,517
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	—
Dynamic Currency Hedged International SmallCap Equity Fund	77,940
Dynamic Currency Hedged Japan Equity Fund	162,168
Emerging Markets Dividend Fund	—
Europe Domestic Economy Fund	—
Global ex-Mexico Equity Fund[2]	—
Global Hedged SmallCap Dividend Fund	332,307
Global SmallCap Dividend Fund	—
Strong Dollar Emerging Markets Equity Fund	57,576

158	WisdomTree Trust Annual Report June 30, 2017

Notes to Financial Statements (concluded)

Fund	Utilized Capital Loss Carryforward
U.S. Domestic Economy Fund	$—
U.S. Export and Multinational Fund	—
Fundamental U.S. Corporate Bond Fund	138
Fundamental U.S. High Yield Corporate Bond Fund	—
Fundamental U.S. Short-Term Corporate Bond Fund	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—
Dynamic Bearish U.S. Equity Fund	—
Dynamic Long/Short U.S. Equity Fund	108,119
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[2]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

At June 30, 2017, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Dynamic Currency Hedged Europe Equity Fund	$(33,410)	$(619,904)	$653,314
Dynamic Currency Hedged International Equity Fund	(2,114,790)	(4,947,580)	7,062,370
Dynamic Currency Hedged International Quality Dividend Growth Fund	(17,432)	17,432	—
Dynamic Currency Hedged International SmallCap Equity Fund	(3,306)	(83,239)	86,545
Dynamic Currency Hedged Japan Equity Fund	53,191	(618,550)	565,359
Emerging Markets Dividend Fund	8,980	(8,980)	—
Europe Domestic Economy Fund	253	(216,169)	215,916
Global ex-Mexico Equity Fund	3,401	(3,401)	—
Global Hedged SmallCap Dividend Fund	(42,506)	(3,285,816)	3,328,322
Global SmallCap Dividend Fund	31,741	(4,922,256)	4,890,515
Strong Dollar Emerging Markets Equity Fund	50,604	(466,587)	415,983
U.S. Domestic Economy Fund	2,538	(208,257)	205,719
U.S. Export and Multinational Fund	—	(198,015)	198,015
Fundamental U.S. Corporate Bond Fund	—	—	—
Fundamental U.S. High Yield Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—	—
Dynamic Bearish U.S. Equity Fund	(527,055)	(565,836)	1,092,891
Dynamic Long/Short U.S. Equity Fund	12,415	(1,846,550)	1,834,135

These differences are primarily due to redemptions-in-kind, foreign currency gains and losses, distribution re-designations, non-deductible excise tax, passive foreign investment companies, swap contracts, utilization of earnings and profits distributed to shareholders on redemption of shares, partnership adjustments, and foreign capital gains tax.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year or period ended June 30, 2017, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the two-year period ended June 30, 2017, remains subject to examination by taxing authorities.

7. RECENT ACCOUNTING PRONOUNCEMENT

In October 2016, the SEC adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information provided by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. The effective date of the Regulation S-X amendments is August 1, 2017 and will apply to funds with fiscal periods ending after August 1, 2017. WTAM has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Trust’s financial statements and related disclosures and has determined there is no material impact.

WisdomTree Trust Annual Report June 30, 2017	159

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund, WisdomTree Emerging Markets Dividend Fund, WisdomTree Europe Domestic Economy Fund (formerly, WisdomTree Europe Local Recovery Fund), WisdomTree Global ex-Mexico Equity Fund, WisdomTree Global Hedged SmallCap Dividend Fund, WisdomTree Global SmallCap Dividend Fund, WisdomTree Strong Dollar Emerging Markets Equity Fund, WisdomTree U.S. Domestic Economy Fund (formerly, WisdomTree Strong Dollar U.S. Equity Fund), WisdomTree U.S. Export and Multinational Fund (formerly, WisdomTree Weak Dollar U.S. Equity Fund), WisdomTree Fundamental U.S. Corporate Bond Fund, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund, WisdomTree Dynamic Bearish U.S. Equity Fund, and WisdomTree Dynamic Long/Short U.S. Equity Fund, nineteen of the investment funds included in the WisdomTree Trust (the “Trust”), as of June 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree Dynamic Currency Hedged Europe Equity Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund, WisdomTree Dynamic Currency Hedged Japan Equity Fund, WisdomTree Emerging Markets Dividend Fund, WisdomTree Europe Domestic Economy Fund (formerly, WisdomTree Europe Local Recovery Fund), WisdomTree Global ex-Mexico Equity Fund, WisdomTree Global Hedged SmallCap Dividend Fund, WisdomTree Global SmallCap Dividend Fund, WisdomTree Strong Dollar Emerging Markets Equity Fund, WisdomTree U.S. Domestic Economy Fund (formerly, WisdomTree Strong Dollar U.S. Equity Fund), WisdomTree U.S. Export and Multinational Fund (formerly, WisdomTree Weak Dollar U.S. Equity Fund), WisdomTree Fundamental U.S. Corporate Bond Fund, WisdomTree Fundamental U.S. High Yield Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund, WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund, WisdomTree Dynamic Bearish U.S. Equity Fund, and WisdomTree Dynamic Long/Short U.S. Equity Fund, nineteen of the investment funds included in the Trust, at June 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

August 24, 2017

160	WisdomTree Trust Annual Report June 30, 2017

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Global ex-Mexico Equity Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategies represented by the Fund is unique, based on WTI’s intellectual property and are only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their

WisdomTree Trust Annual Report June 30, 2017	161

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

162	WisdomTree Trust Annual Report June 30, 2017

Trustees and Officers Information (unaudited)

The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 245 Park Avenue, 35th Floor, New York, NY 10167.

Independent Trustees

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
David G. Chrencik^ (1948)	Trustee, 2014- present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	89	Trustee, Vericimetry Funds (2011 to 2014); Director, Bennett Group of Funds (2011 to 2013); Trustee, del Rey Global Investors Funds (2011 to 2012).

Joel Goldberg# (1945)	Trustee, 2012- present	Retired. Previously, Attorney, Of Counsel at Stroock & Stroock & Lavan LLP (“Stroock”) from 2014-2017; Attorney, Partner at Stroock from 2010 to 2013; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	89	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid- Hudson Region)

Toni Massaro† (1955)	Trustee, 2006- present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor at the Rogers College of Law since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	89	None

Melinda A. Raso Kirstein‡ (1955)	Trustee, 2014- present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	89	Associate Alumnae of Douglass College, Member of Investment Committee

Victor Ugolyn (1947)	Trustee, 2006- present; Chairman of the Board of Trustees, 2006-present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	89	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016)

*	As of June 30, 2017.

^	Chair of the Audit Committee.

#	Chair of the Contracts Review Committee.

†	Chair of the Governance, Nominating and Compliance Committee.

‡	Chair of the Investment Committee.

WisdomTree Trust Annual Report June 30, 2017	163

Trustees and Officers Information (unaudited) (concluded)

Interested Trustee and Officers

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer*	Other Directorships Held by Trustee During the Past 5 Years
Jonathan Steinberg** (1964)	Trustee, 2005- present President, 2005- present	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.; Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.	89	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano** (1971)	Treasurer, 2013- present	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2011.	89	None

Terry Jane Feld** (1960)	Chief Compliance Officer, 2012- present	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	89	None

Ryan Louvar** (1972)	Secretary and Chief Legal Officer, 2013- present	General Counsel, WisdomTree Asset Management, Inc. since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	89	None

Sarah English** (1977)	Assistant Secretary, 2013- present	Investment Management Counsel, WisdomTree Asset Management, Inc. since 2010 (includes prior positions at WisdomTree Asset Management, Inc.); Attorney, NYFIX, Inc. from 2006 to 2009.	89	None

Clint Martin** (1977)	Assistant Treasurer, 2015-present	Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, Inc., since 2012; Vice President of Legg Mason & Co. and served as Assistant Treasurer from 2010 to 2012 and Assistant Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.	89	None

*	As of June 30, 2017.

**	Elected by and serves at the pleasure of the Board.

164	WisdomTree Trust Annual Report June 30, 2017

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended June 30, 2017, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2018.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended June 30, 2017, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
Dynamic Currency Hedged Europe Equity Fund	$70,704
Dynamic Currency Hedged International Equity Fund	11,183,004
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	14,208
Dynamic Currency Hedged International SmallCap Equity Fund	60,072
Dynamic Currency Hedged Japan Equity Fund	71,748
Emerging Markets Dividend Fund	159,390
Europe Domestic Economy Fund	59,154
Global ex-Mexico Equity Fund[2]	14,500
Global Hedged SmallCap Dividend Fund	567,635
Global SmallCap Dividend Fund	647,572
Strong Dollar Emerging Markets Equity Fund	67,694
U.S. Domestic Economy Fund	26,923
U.S. Export and Multinational Fund	19,918
Fundamental U.S. Corporate Bond Fund	—
Fundamental U.S. High Yield Corporate Bond Fund	—
Fundamental U.S. Short-Term Corporate Bond Fund	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—
Dynamic Bearish U.S. Equity Fund	—
Dynamic Long/Short U.S. Equity Fund	523,310
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[2]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended June 30, 2017 from qualified short-term gains and qualified interest income:

Fund	Qualified Short- Term Gains	Qualified Interest Income
Dynamic Currency Hedged Europe Equity Fund	0.00%	0.00%
Dynamic Currency Hedged International Equity Fund	100.00%	0.00%
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	0.00%	0.00%
Dynamic Currency Hedged International SmallCap Equity Fund	0.00%	0.00%
Dynamic Currency Hedged Japan Equity Fund	0.00%	0.00%
Emerging Markets Dividend Fund	0.00%	0.00%
Europe Domestic Economy Fund	0.00%	0.00%
Global ex-Mexico Equity Fund[2]	0.00%	0.00%
Global Hedged SmallCap Dividend Fund	0.00%	0.00%
Global SmallCap Dividend Fund	0.00%	0.00%
Strong Dollar Emerging Markets Equity Fund	0.00%	0.00%
U.S. Domestic Economy Fund	0.00%	0.00%
U.S. Export and Multinational Fund	0.00%	0.00%
Fundamental U.S. Corporate Bond Fund	100.00%	100.00%
Fundamental U.S. High Yield Corporate Bond Fund	100.00%	100.00%
Fundamental U.S. Short-Term Corporate Bond Fund	0.00%	100.00%
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	100.00%	100.00%
Dynamic Bearish U.S. Equity Fund	0.00%	0.00%
Dynamic Long/Short U.S. Equity Fund	0.00%	0.00%
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[2]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

WisdomTree Trust Annual Report June 30, 2017	165

Supplemental Information (unaudited) (concluded)

The following represents the percentage of dividends paid during the fiscal year ended June 30, 2017, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
Dynamic Currency Hedged Europe Equity Fund	—
Dynamic Currency Hedged International Equity Fund	—
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	—
Dynamic Currency Hedged International SmallCap Equity Fund	—
Dynamic Currency Hedged Japan Equity Fund	—
Emerging Markets Dividend Fund	—
Europe Domestic Economy Fund	—
Global ex-Mexico Equity Fund[2]	23.51%
Global Hedged SmallCap Dividend Fund	35.32%
Global SmallCap Dividend Fund	35.83%
Strong Dollar Emerging Markets Equity Fund	—
U.S. Domestic Economy Fund	90.13%
U.S. Export and Multinational Fund	100.00%
Fundamental U.S. Corporate Bond Fund	—
Fundamental U.S. High Yield Corporate Bond Fund	—
Fundamental U.S. Short-Term Corporate Bond Fund	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—
Dynamic Bearish U.S. Equity Fund	—
Dynamic Long/Short U.S. Equity Fund	58.74%
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[2]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

The Funds intend to elect to pass through to shareholders the credit for taxes paid during the fiscal year or period ended June 30, 2017, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Dynamic Currency Hedged Europe Equity Fund	$74,258	$8,922
Dynamic Currency Hedged International Equity Fund	12,222,695	909,459
Dynamic Currency Hedged International Quality Dividend Growth Fund[1]	33,123	879
Dynamic Currency Hedged International SmallCap Equity Fund	68,578	6,532
Dynamic Currency Hedged Japan Equity Fund	96,877	12,274
Emerging Markets Dividend Fund	253,438	28,304
Europe Domestic Economy Fund	68,054	11,089
Global ex-Mexico Equity Fund[2]	—	—
Global Hedged SmallCap Dividend Fund	—	—
Global SmallCap Dividend Fund	—	—
Strong Dollar Emerging Markets Equity Fund	209,322	35,520
U.S. Domestic Economy Fund	—	—
U.S. Export and Multinational Fund	—	—
Fundamental U.S. Corporate Bond Fund	—	—
Fundamental U.S. High Yield Corporate Bond Fund	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	—	—
Dynamic Bearish U.S. Equity Fund	—	—
Dynamic Long/Short U.S. Equity Fund	—	—
[1]	For the period November 3, 2016 (commencement of operations) through June 30, 2017.

[2]	For the period February 10, 2017 (commencement of operations) through June 30, 2017.

166	WisdomTree Trust Annual Report June 30, 2017

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust Annual Report June 30, 2017	167

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of June 30, 2017:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. Earnings 500 Fund (EPS)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Value Fund (EZY)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Earnings Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Earnings Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Earnings Fund (EXT)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fundamental Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Domestic Economy Fund (EDOM)

(formerly, WisdomTree Europe Local Recovery Fund (EZR))

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree U.S. Domestic Economy Fund (WUSA)

(formerly, WisdomTree Strong Dollar U.S. Equity Fund (USSD))

WisdomTree U.S. Export and Multinational Fund (WEXP)

(formerly, WisdomTree Weak Dollar U.S. Equity Fund (USWD))

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-2371

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)	The code of ethics is attached hereto as exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is David Chrencik, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the fiscal year ended June 30, 2017 and the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal period were $464,915 and $414,560.

Audit-Related Fees

(b)	The aggregate fees billed for the fiscal year ended June 30, 2017 and the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0.

Tax Fees

(c)	The aggregate fees billed for the fiscal year ended June 30, 2017 and the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $146,585 and $14,900.

All Other Fees

(d)	The aggregate fees billed for the fiscal year ended June 30, 2017 and the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2017 and the fiscal period from the commencement of operations July 21, 2015 to June 30, 2016 were $146,585 and $14,900.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are David Chrencik, Melinda Raso Kirstein and Victor Ugolyn.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 1, 2017

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: September 1, 2017